Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2026
COI-NPRT1-1026
1.9887942.107
Asset-Backed Securities - 4.1%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.2%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2026-17A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.9139% 7/20/2039 (c)(d)(o)		14,150,000	14,150,071
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.0602% 1/25/2039 (c)(d)(o)		11,334,000	11,357,031
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0492% 7/18/2038 (c)(d)(o)		13,075,000	13,129,157
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9637% 1/21/2039 (c)(d)(o)		13,272,000	13,273,579
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8241% 7/25/2039 (c)(d)(o)		11,126,000	11,149,776
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0792% 10/20/2037 (c)(d)(o)		12,672,000	12,681,833
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2026-108A Class A1R2, CME Term SOFR 3 month Index + 1.22%, 4.9492% 7/18/2037 (c)(d)(o)		11,870,000	11,874,451
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0829% 1/15/2038 (c)(d)(o)		11,218,000	11,232,090
Golden Tree Loan Management US CLO 1 Ltd Series 2026-12A Class AR2, CME Term SOFR 3 month Index + 1.2%, 4.9292% 7/20/2036 (c)(d)(o)		11,800,000	11,836,379
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0692% 10/20/2037 (c)(d)(o)		11,370,000	11,379,096
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8892% 1/20/2037 (c)(d)(o)		10,991,000	10,991,000
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7922% 7/23/2036 (c)(d)(o)		13,300,000	13,307,022
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.8829% 4/16/2038 (c)(d)(o)		14,174,000	14,146,432
OCP CLO Ltd / OCP CLO LLC Series 2026-33A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8874% 7/20/2039 (c)(d)(o)		10,977,000	10,993,630
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.9192% 1/20/2037 (c)(d)(o)		19,200,000	19,217,953
TOTAL BAILIWICK OF JERSEY			190,719,500
BERMUDA - 0.0%
OHA Credit Funding Ltd Series 2026-18RA Class A1, CME Term SOFR 3 month Index + 1.2%, 4.7682% 7/20/2039 (c)(d)(o)		18,840,000	18,881,637
OHA Credit Funding Ltd Series 2026-18RA Class A2, CME Term SOFR 3 month Index + 1.35%, 4.9182% 7/20/2039 (c)(d)(o)		1,300,000	1,297,721
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.9329% 4/15/2041 (c)(d)(o)		8,513,000	8,513,000
TOTAL BERMUDA			28,692,358
CANADA - 0.0%
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (o)		5,869,944	5,889,179
Evergreen Credit Card Trust Series 2025-CRT5 Class B, 5.24% 5/15/2029 (o)		980,000	984,337
TOTAL CANADA			6,873,516
GRAND CAYMAN (UK OVERSEAS TER) - 1.1%
AIMCO CDO Series 2026-10A Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.8886% 7/22/2039 (c)(d)(o)		13,866,000	13,864,946
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0895% 7/17/2037 (c)(d)(o)		25,100,000	25,109,438
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.9292% 4/19/2039 (c)(d)(o)		15,206,000	15,228,657
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9929% 4/16/2037 (c)(d)(o)		32,132,000	32,172,261
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0692% 7/20/2038 (c)(d)(o)		8,250,000	8,282,761
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.0629% 7/15/2038 (c)(d)(o)		20,244,000	20,297,707
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.1229% 10/15/2037 (c)(d)(o)		7,566,000	7,577,341
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9929% 4/15/2038 (c)(d)(o)		11,529,000	11,539,768
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.0129% 1/15/2038 (c)(d)(o)		7,970,000	7,981,955
Bain Capital Credit CLO Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8792% 4/20/2034 (c)(d)(o)		9,778,291	9,779,366
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0992% 10/20/2037 (c)(d)(o)		11,089,000	11,101,154
Barings CLO Ltd Series 2026-3A Class A1, CME Term SOFR 3 month Index + 1.21%, 4.8944% 7/20/2039 (c)(d)(o)		8,421,000	8,431,762
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.7529% 3/30/2038 (c)(d)(o)		125,000	125,044
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.0251% 7/24/2035 (c)(d)(o)		4,629,209	4,632,185
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 5.0002% 1/25/2039 (c)(d)(o)		12,057,000	12,064,475
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.9729% 1/15/2039 (c)(d)(o)		11,362,000	11,383,770
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 4.9992% 10/20/2038 (c)(d)(o)		12,249,000	12,274,490
Benefit Street Partners CLO V-B Ltd Series 2026-5BA Class A1RR, CME Term SOFR 3 month Index + 1.21%, 4.9392% 7/20/2039 (c)(d)(o)		8,089,000	8,102,962
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (c)(d)(o)		10,828,000	10,849,266
Benefit Street Partners CLO XXV Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.7529% 1/15/2035 (c)(d)(o)		5,893,000	5,896,553
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (o)		24,249,017	23,021,934
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7992% 7/18/2034 (c)(d)(o)		6,900,000	6,907,880
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.0392% 1/20/2038 (c)(d)(o)		16,231,000	16,268,299
Carlyle US CLO Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.5602% 10/25/2037 (c)(d)(o)		150,000	150,104
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.9492% 1/20/2039 (c)(d)(o)		12,865,000	12,881,995
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0892% 10/20/2037 (c)(d)(o)		8,594,000	8,604,347
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.0102% 1/25/2038 (c)(d)(o)		9,068,000	9,073,205
Cedar Funding XVII CLO Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0792% 7/20/2038 (c)(d)(o)		21,114,000	21,167,186
Cedar Funding XX CLO Ltd Series 2026-20A Class A1, 0% 10/20/2039 (b)(c)(o)		9,093,000	9,093,045
CIFC Funding Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9829% 10/15/2038 (c)(d)(o)		21,027,000	21,073,869
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.0229% 10/15/2038 (c)(d)(o)		11,640,000	11,668,297
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.0022% 10/23/2038 (c)(d)(o)		7,723,000	7,739,520
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (c)(d)(o)		13,773,000	13,786,732
Dryden 104 CLO Ltd / Dryden 104 CLO LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.0232% 8/20/2034 (c)(d)(o)		6,800,000	6,804,107
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.8529% 7/15/2035 (c)(d)(o)		5,800,000	5,804,982
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.1429% 10/15/2037 (c)(d)(o)		11,494,000	11,503,437
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.1329% 10/15/2037 (c)(d)(o)		11,970,000	11,975,782
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.9129% 4/15/2038 (c)(d)(o)		11,507,000	11,509,520
Flatiron CLO 20 Ltd / Flatiron CLO 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9732% 11/20/2038 (c)(d)(o)		23,429,000	23,463,206
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2036 (c)(d)(o)		13,800,000	13,801,201
Flatiron CLO 29 Ltd Series 2026-29A Class A1, CME Term SOFR 3 month Index + 1.2%, 0% 10/15/2039 (b)(c)(d)(o)		11,056,000	11,056,055
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.9292% 1/18/2039 (c)(d)(o)		11,335,000	11,355,992
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.0232% 10/22/2038 (c)(d)(o)		11,629,000	11,657,026
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0892% 10/19/2037 (c)(d)(o)		15,193,000	15,205,154
Flatiron CLO Ltd Series 2026-1AR Class AR3, CME Term SOFR 3 month Index + 0.9%, 0% 11/16/2036 (c)(d)(o)		11,030,000	11,030,000
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.0029% 4/15/2038 (c)(d)(o)		200,000	200,293
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (o)		12,783,021	12,731,750
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 4.958% 7/20/2039 (c)(d)(o)		13,746,000	13,773,836
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (o)		4,714,964	4,667,805
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (o)		4,395,871	4,362,877
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8132% 10/22/2034 (c)(d)(o)		7,000,000	7,009,702
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.9029% 4/15/2038 (c)(d)(o)		8,302,000	8,293,897
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2034 (c)(d)(o)		5,800,000	5,802,674
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.1302% 7/25/2038 (c)(d)(o)		11,611,000	11,649,456
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.9029% 4/15/2038 (c)(d)(o)		8,033,000	8,037,523
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.1002% 1/25/2038 (c)(d)(o)		9,690,000	9,706,919
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.8002% 1/25/2035 (c)(d)(o)		7,400,000	7,402,560
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.1029% 7/15/2037 (c)(d)(o)		13,105,000	13,105,000
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2026-29AR Class AR2, CME Term SOFR 3 month Index + 1.22%, 1.22% 10/15/2039 (c)(d)(o)		13,105,000	13,105,066
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.9602% 1/25/2038 (c)(d)(o)		10,650,000	10,650,980
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9929% 1/15/2038 (c)(d)(o)		17,202,000	17,217,258
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.9229% 4/15/2038 (c)(d)(o)		13,700,000	13,687,355
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0492% 1/20/2037 (c)(d)(o)		10,253,000	10,288,373
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.1292% 7/18/2038 (c)(d)(o)		14,150,000	14,169,527
Oak Hill Credit Partners X-R Ltd Series 2025-10RA Class AR2, CME Term SOFR 3 month Index + 1.13%, 4.8592% 4/20/2038 (c)(d)(o)		6,000,000	5,990,520
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8437% 1/21/2038 (c)(d)(o)		10,296,000	10,261,786
OCP CLO Ltd Series 2025-19A Class A1R2, CME Term SOFR 3 month Index + 1.18%, 4.9092% 4/20/2038 (c)(d)(o)		5,000,000	5,000,000
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.0751% 10/24/2038 (c)(d)(o)		12,276,000	12,303,155
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 4.9529% 10/15/2038 (c)(d)(o)		7,990,000	8,004,710
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9592% 4/20/2038 (c)(d)(o)		7,584,000	7,603,749
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0592% 7/20/2038 (c)(d)(o)		6,319,000	6,322,431
OHA Credit Funding 26 Ltd Series 2026-26A Class A1, CME Term SOFR 3 month Index + 1.19%, 4.968% 7/20/2039 (c)(d)(o)		11,867,000	11,881,620
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.0232% 1/22/2038 (c)(d)(o)		16,000,000	16,027,776
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0592% 10/20/2037 (c)(d)(o)		16,110,000	16,129,413
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.8732% 2/20/2038 (c)(d)(o)		10,336,000	10,335,835
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.0492% 1/18/2038 (c)(d)(o)		9,640,000	9,655,357
Palmer Square CLO Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 4.9392% 10/20/2038 (c)(d)(o)		12,518,000	12,544,113
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.9192% 4/20/2039 (c)(d)(o)		9,887,000	9,889,442
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6929% 7/15/2033 (c)(d)(o)		19,281,629	19,286,951
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.5406% 2/15/2033 (c)(d)(o)		8,649,631	8,641,985
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9792% 10/20/2038 (c)(d)(o)		14,148,000	14,152,754
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (o)		2,326,104	2,286,583
Pstat Series 2026-2A Class A1R, CME Term SOFR 3 month Index + 0.82%, 4.5729% 1/15/2033 (c)(d)(o)		10,858,803	10,859,585
Rowe CLO Ltd Series 2026-2A Class A1, CME Term SOFR 3 month Index + 1.26%, 5.0923% 7/20/2039 (c)(d)(o)		9,396,000	9,406,223
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.1029% 10/15/2039 (c)(d)(o)		13,007,000	13,025,522
RR 7 Ltd Series 2026-7A Class A1A2, CME Term SOFR 3 month Index + 1.24%, 5.0182% 10/15/2039 (c)(d)(o)		15,740,000	15,771,480
RR Ltd Series 2026-16A Class A1A2, CME Term SOFR 3 month Index + 1.22%, 4.9066% 7/15/2041 (c)(d)(o)		12,000,000	11,993,292
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.9229% 4/15/2041 (c)(d)(o)		12,868,000	12,871,950
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.0295% 7/17/2038 (c)(d)(o)		7,550,000	7,564,670
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9995% 10/17/2038 (c)(d)(o)		11,630,000	11,645,317
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0695% 7/17/2038 (c)(d)(o)		9,562,000	9,575,033
SLAM Ltd / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (o)		3,406,684	3,241,401
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (o)		2,791,662	2,783,346
Trapeza CDO XII Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.5718% 4/6/2042 (c)(d)(o)		1,380,000	1,111,263
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/20/2035 (c)(d)(o)		8,170,000	8,171,904
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.0392% 1/20/2038 (c)(d)(o)		3,951,000	3,959,408
Voya CLO Ltd Series 2026-1A Class A1AR, CME Term SOFR 3 month Index + 1.22%, 4.9825% 7/15/2039 (c)(d)(o)		6,300,000	6,306,042
Voya CLOLtd / Voya CLO LLC Series 2026-4AR Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.9604% 10/15/2037 (c)(d)(o)		8,500,000	8,500,000
Wellington Management CLO 6 Ltd Series 2026-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 1.22% 10/20/2038 (b)(c)(d)(o)		9,386,000	9,396,259
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			1,061,662,462
IRELAND - 0.0%
Blackrock European Clo III Designated Activity Co Series 2026-3XR Class ARR, 3 month EURIBOR + 1.27%, 3.64% 10/19/2039 (c)(d)(n)	EUR	600,000	697,104
CIFC European Funding CLO I DAC Series 2026-1X Class ARR, 3 month EURIBOR + 1.27%, 3.597% 7/15/2040 (c)(d)(n)	EUR	1,200,000	1,396,600
CVC Cordatus Loan Fund XVII DAC Series 2026-17XR Class ARR, 3 month EURIBOR + 1.27%, 3.82 2/27/2041 (c)(d)(n)	EUR	1,500,000	1,742,326
Jubilee CLO DAC Series 2026-25X Class AR, 3 month EURIBOR + 1.3%, 3.627% 10/15/2039 (c)(d)(n)	EUR	750,000	872,346
RRE 12 Loan Management DAC Series 2026-12X Class A1RR, 3 month EURIBOR + 1.27%, 3.616% 10/15/2041 (c)(d)(n)	EUR	510,000	593,374
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (o)		5,097,745	5,109,997
TOTAL IRELAND			10,411,747
MULTI-NATIONAL - 0.0%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/18/2039 (c)(d)(o)		15,156,000	15,185,478
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.9092% 4/20/2038 (c)(d)(o)		12,690,000	12,678,198
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9792% 1/20/2038 (c)(d)(o)		7,637,000	7,657,941
TOTAL MULTI-NATIONAL			35,521,617
NETHERLANDS - 0.0%
Avoca CLO XIII DAC Series 2026-13X Class ARRR, 3 month EURIBOR + 1.26%, 3.587% 10/15/2039 (c)(d)(n)	EUR	1,400,000	1,628,431
UNITED STATES - 2.8%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (o)		10,675,634	10,650,833
AASET Trust Series 2026-1A Class A1, 5.646% 7/16/2051 (o)		4,465,615	4,429,890
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (o)		12,785,633	12,862,967
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (o)		11,649,310	11,719,771
ACHV ABS Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (o)		1,113,851	1,115,407
Affirm Asset Securitization Trust Series 2024-B Class A, 4.62% 9/15/2029 (o)		36,000,000	35,998,081
Affirm Master Trust Series 2025-1A Class A, 4.99% 2/15/2033 (o)		10,000,000	10,026,504
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (o)		26,920,000	26,936,467
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (o)		81,820,000	81,068,573
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (o)		29,940,000	29,728,288
Affirm Master Trust Series 2026-1A Class B, 4.57% 2/15/2034 (o)		7,000,000	6,952,818
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (o)		26,690,000	26,458,795
Affirm Master Trust Series 2026-2A Class B, 5.07% 4/16/2035 (o)		3,000,000	2,984,027
Affirm Master Trust Series 2026-2A Class C, 5.26% 4/16/2035 (o)		3,000,000	2,980,078
Aligned Data Centers Issuer LLC Series 2026-1A Class A2I, 5.909% 6/15/2056 (o)		11,755,000	11,659,823
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028		5,735,798	5,751,248
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (o)		11,380,969	11,355,603
American Tower Trust #1 Series 2023, 5.49% 3/15/2053 (o)		5,029,000	5,044,902
Amur Equipment Finance Receivables XIV LLC Series 2024-2A Class A2, 5.19% 7/21/2031 (o)		3,016,381	3,032,194
Amur Equipment Finance Receivables XV LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (o)		2,243,701	2,245,574
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (o)		453,045	450,462
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (o)		101,629	100,933
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (o)		2,022,734	2,027,503
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (o)		1,298,208	1,302,060
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (o)		3,502,768	3,503,905
ARI Fleet Lease Trust Series 2025-A Class B, 4.7% 1/17/2034 (o)		1,250,000	1,241,732
ARI Fleet Lease Trust Series 2026-A Class A3, 4.09% 11/15/2034 (o)		2,500,000	2,460,478
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (o)		134,422	134,429
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (o)		7,700,000	7,640,119
Auxilior Term Funding LLC Series 2026-1A Class A2, 4.64% 2/15/2029 (o)		2,155,000	2,155,733
Avis Budget Rental Car Funding AESOP LLC Series 2022-1A Class A, 3.83% 8/21/2028 (o)		53,202,000	52,880,325
Avis Budget Rental Car Funding AESOP LLC Series 2022-4A Class A, 4.77% 2/20/2029 (o)		3,525,000	3,525,313
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A Class A, 5.36% 6/20/2030 (o)		11,375,000	11,464,417
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A Class A, 5.13% 10/20/2028 (o)		8,290,000	8,318,616
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Class A, 5.23% 12/20/2030 (o)		4,728,000	4,746,128
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (o)		4,510,000	4,501,528
Avis Budget Rental Car Funding AESOP LLC Series 2025-2A Class A, 5.12% 8/20/2031 (o)		9,957,000	9,948,961
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (o)		4,620,000	4,539,042
Avis Budget Rental Car Funding AESOP LLC Series 2025-4A Class A, 4.4% 2/20/2032 (o)		11,850,000	11,501,458
Avis Budget Rental Car Funding AESOP LLC Series 2026-3A Class A, 4.82% 4/20/2031 (o)		6,430,000	6,376,635
Avis Budget Rental Car Funding AESOP LLC Series 2026-4A Class A, 5.09% 12/20/2032 (o)		11,750,000	11,636,893
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (o)		1,346,137	1,331,558
Barings Equipment Finance LLC Series 2025-A Class A3, 4.82% 8/13/2032 (o)		2,500,000	2,500,426
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2037 (o)		8,048,204	7,981,398
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (o)		6,107,675	6,036,731
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (o)		2,356,271	2,366,085
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028		4,894,337	4,921,730
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028		18,355,433	18,404,756
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029		5,468,365	5,502,703
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028		1,613,165	1,614,500
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028		2,133,781	2,134,891
CarMax Auto Owner Trust Series 2025-4 Class B, 4.42% 7/15/2031		3,000,000	2,962,494
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028		2,654,839	2,664,563
CarMax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029		8,572,127	8,550,629
CarMax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032		4,645,000	4,585,632
Carvana Auto Receivables Trust Series 2025-P4 Class A4, 4.25% 11/10/2031		7,300,000	7,176,518
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031		4,840,000	4,835,907
Carvana Auto Receivables Trust Series 2026-P3 Class A3, 4.88% 8/11/2031		5,125,000	5,110,563
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (o)		484,248	480,850
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (o)		1,332,341	1,321,686
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (o)		3,098,041	3,064,285
CCG Receivables Trust Series 2026-1 Class A2, 4.45% 1/17/2034 (o)		3,700,000	3,688,176
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (o)		6,055,320	6,078,366
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (o)		4,631,794	4,645,501
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (o)		17,170,000	16,662,484
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (o)		32,803,665	32,443,246
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (o)		7,909,650	7,724,311
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (o)		28,319,730	24,800,465
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (o)		16,488,728	15,563,309
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (o)		13,254,838	13,011,615
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (o)		9,786,050	9,506,093
DB Master Finance LLC Series 2026-1A Class A2I, 5.2% 5/20/2056 (o)		11,735,000	11,582,434
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (o)		8,553,000	8,448,660
Dell Equipment Finance Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (o)		2,775,243	2,777,523
Dell Equipment Finance Trust Series 2025-2 Class A2, 4.1% 2/22/2028 (o)		44,191,553	44,166,108
Dext ABS LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (o)		4,335,876	4,337,121
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (o)		4,605,520	4,599,166
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (o)		2,300,000	2,309,718
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (o)		2,281,577	2,293,107
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (o)		2,224,896	2,227,887
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (o)		3,967,549	3,994,622
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (o)		5,410,000	5,363,530
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (o)		30,988,980	30,760,486
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (o)		7,988,373	7,946,704
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (o)		36,749,760	35,080,336
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (o)		15,137,935	14,367,217
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (o)		9,186,235	8,336,555
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2I, 4.93% 7/25/2055 (o)		11,601,000	11,416,595
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (o)		14,500,000	14,298,105
Enterprise Fleet Financing LLC Series 2023-2 Class A3, 5.5% 4/22/2030 (o)		6,050,000	6,076,662
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (o)		3,815,238	3,838,667
Enterprise Fleet Financing LLC Series 2024-1 Class A3, 5.16% 9/20/2030 (o)		2,802,000	2,818,448
Enterprise Fleet Financing LLC Series 2026-2 Class A3, 4.51% 6/20/2030 (o)		13,900,000	13,812,623
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (o)		8,353,122	8,401,585
Exeter Automobile Receivables Trust Series 2025-3A Class A3, 4.78% 7/16/2029		10,913,179	10,930,117
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030		13,175,000	13,140,659
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030		6,785,000	6,756,095
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030		8,875,586	8,883,338
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029		671,854	672,299
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030		8,795,000	8,777,268
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030		9,320,000	9,276,571
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9895% 4/17/2036 (c)(d)(o)		8,102,000	8,104,131
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.6629% 10/15/2034 (c)(d)(o)		4,400,000	4,397,549
Ford Credit Auto Owner Trust Series 2023-1 Class A, 4.85% 8/15/2035 (o)		2,600,000	2,609,556
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/2036 (o)		10,800,000	10,913,207
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (o)		7,820,000	7,836,709
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (o)		20,300,000	20,411,240
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (o)		6,500,000	6,536,527
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/2030		5,400,000	5,320,921
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030		4,985,000	4,982,074
Fordf Series 2025-1 Class B, 4.84% 4/15/2030		2,515,000	2,514,915
GGAM Master Trust International Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (o)		28,701,251	28,389,767
GGAM Master Trust International Ltd / LLC Series 2026-1A Class A, 5.861% 9/30/2060 (o)		12,960,401	12,797,612
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (o)		20,337,433	20,294,591
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028		444,296	445,521
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (o)		6,600,000	6,647,889
GM Financial Revolving Receivables Trust Series 2023-2 Class A, 5.77% 8/11/2036 (o)		9,800,000	10,014,104
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (o)		3,961,000	3,983,533
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (o)		750,000	743,254
GMF Floorplan Owner Revolving Trust Series 2024-1A Class B, 5.33% 3/15/2029 (o)		3,650,000	3,662,843
GMF Floorplan Owner Revolving Trust Series 2024-2A Class A, 5.06% 3/15/2031 (o)		9,100,000	9,169,734
GMF Floorplan Owner Revolving Trust Series 2024-2A Class B, 5.35% 3/15/2031 (o)		2,600,000	2,619,306
Goldentree Loan Management US CLO 14 Ltd Series 2026-31A Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9491% 7/20/2040 (c)(d)(o)		11,263,000	11,292,599
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.8992% 10/20/2039 (c)(d)(o)		7,159,000	7,161,234
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A2, 4.52% 10/15/2027 (o)		4,963,540	4,968,920
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A3, 4.76% 9/16/2030 (o)		3,285,000	3,287,493
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.9902% 1/25/2038 (c)(d)(o)		21,763,000	21,763,000
Greensky Home Improvement Issuer Trust Series 2026-A Class A3, 5.14% 12/15/2070 (o)		4,790,000	4,777,107
GreenSky Home Improvement Trust Series 2025-3A Class A3, 4.52% 12/27/2060 (o)		2,311,217	2,283,256
Haloan Series 2026-1A Class A, 5.39% 8/20/2041 (o)		2,955,000	2,949,535
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (o)		2,118,539	2,121,284
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (o)		16,363,728	16,381,689
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (o)		9,685,030	9,692,198
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029		983,881	987,312
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (o)		21,832,525	21,685,625
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (o)		8,543,700	8,481,090
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028		5,358,998	5,360,969
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (o)		2,064,221	2,075,136
LAD Auto Receivables Trust Series 2026-1A Class A3, 3.92% 4/15/2031 (o)		5,000,000	4,931,366
M&T Bank Auto Receivables Trust Series 2026-1A Class A3, 4.66% 6/16/2031 (o)		14,800,000	14,786,073
M&T Equipment Notes Series 2026-1A Class A3, 4.8% 11/18/2030 (o)		4,590,000	4,580,832
Magnetite XXXVIII Ltd Series 2026-38A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8822% 7/15/2039 (c)(d)(o)		11,743,000	11,749,095
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028		7,722,551	7,741,658
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4, 5.32% 2/15/2030		7,800,000	7,833,235
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028		16,977,442	16,979,116
Mercedes-Benz Auto Receivables Series 2023-1 Class A4, 4.31% 4/16/2029		4,500,000	4,501,357
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028		2,306,223	2,322,637
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (o)		1,950,768	1,953,739
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (o)		15,893,610	15,916,344
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (o)		29,885,000	29,831,784
Merchants Fleet Funding LLC Series 2025-1A Class B, 4.91% 1/20/2039 (o)		600,000	597,342
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (o)		35,592	35,193
Morgan Stanley ABS Capital I Inc Trust Series 2004-HE7 Class B3, CME Term SOFR 1 month Index + 5.3645%, 9.2655% 8/25/2034 (c)(d)(j)		45,365	73,084
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (o)		20,161,683	19,557,220
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028		1,177,981	1,181,235
Nissan Master Owner Trust Receivable Series 2024-B Class A, 5.05% 2/15/2029 (o)		17,922,000	17,976,556
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (o)		5,700,000	5,711,032
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9695% 10/17/2038 (c)(d)(o)		11,479,000	11,493,923
Oha Credit Funding 22-R Ltd Series 2026-22RA, CME Term SOFR 3 month Index + 1.2%, 4.9674% 10/20/2039 (c)(d)(o)		10,681,000	10,681,053
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (o)		13,652,924	13,528,642
Onemain Financial Issuance Trust Series 2021-1A Class A1, 1.55% 6/16/2036 (o)		11,772,207	11,566,552
OneMain Financial Issuance Trust Series 2023-1A Class A, 5.5% 6/14/2038 (o)		4,020,000	4,065,951
OneMain Financial Issuance Trust Series 2024-1A Class A, 5.79% 5/14/2041 (o)		17,160,000	17,520,219
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (o)		14,100,000	14,025,804
Onemain Financial Issuance Trust Series 2026-1A Class A, 4.98% 7/14/2039 (o)		11,800,000	11,754,295
OneMain Financial Issuance Trust Series 2026-2A Class A, 4.98% 1/14/2038 (o)		21,700,000	21,644,044
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (o)		12,300,000	12,283,047
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (o)		8,200,000	8,152,811
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (o)		26,700,000	26,516,133
Optn Series 2026-A Class A, 4.32% 1/9/2034 (o)		11,810,000	11,686,417
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (o)		21,866,282	21,717,582
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (o)		3,985,320	3,994,634
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (o)		12,435,000	12,393,375
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (o)		6,845,000	6,770,121
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (o)		11,718,304	11,339,776
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (o)		1,769,443	1,789,357
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (o)		4,736,286	4,672,731
Pk Alift Loan Funding Series 2026-2 Class A, 5.217% 2/15/2044 (o)		9,910,000	9,843,603
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (o)		37,936,690	36,053,729
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (o)		9,306,900	8,583,400
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (o)		3,077,288	3,023,867
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (o)		3,503,517	3,512,361
Post Road Equipment Finance LLC Series 2026-1A Class A2, 4.47% 1/18/2033 (o)		11,250,000	11,200,578
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0708% 7/25/2054 (c)(d)(o)		1,155,071	1,152,470
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (c)(o)		7,408,598	7,298,203
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (o)		2,560,652	2,561,474
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (c)(o)		2,680,733	2,683,922
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (o)		8,917,031	8,929,667
Reach ABS Trust Series 2026-1A Class A, 4.32% 2/15/2033 (o)		1,504,133	1,503,241
Reach ABS Trust Series 2026-1A Class B, 4.37% 2/15/2033 (o)		11,700,000	11,618,679
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (o)		6,427,887	6,421,423
Reach ABS Trust Series 2026-2A Class B, 4.81% 2/15/2035 (o)		6,600,000	6,580,188
Reprise Personal Loan Securities Series 2026-1 Class A, 5.54% 4/18/2033 (o)		2,289,152	2,289,610
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (o)		573,819	572,609
RKTL Series 2026-1A Class B, 4.33% 2/26/2035 (o)		4,830,000	4,788,474
RKTL Series 2026-2A Class A, 4.33% 5/25/2035 (o)		4,753,804	4,745,744
RKTL Series 2026-3A Class A, 4.51% 8/27/2035 (o)		3,800,000	3,797,079
RKTL Series 2026-3A Class B, 5.04% 8/27/2035 (o)		4,030,000	4,018,427
Rocket Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (o)		881,027	881,722
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029		3,289,972	3,292,123
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029		24,443,497	24,474,597
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030		9,860,000	9,791,196
Santander Drive Auto Receivables Trust Series 2026-1 Class B, 4.07% 4/15/2032		4,500,000	4,442,035
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (o)		3,269,000	3,155,667
SBA Tower Trust Series 2021, 1.631% 5/15/2051 (o)		5,173,000	5,143,242
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (o)		1,272,962	1,273,782
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (o)		3,323,541	3,325,398
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (o)		6,796,346	6,807,908
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (o)		1,752,884	1,750,947
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (o)		4,787,231	4,811,515
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3, 4.55% 6/20/2030 (o)		27,617,215	27,636,177
SFS Auto Receivables Securitization Trust Series 2025-3A Class A3, 4.12% 4/21/2031 (o)		2,640,000	2,622,940
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (o)		7,135,535	7,116,867
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (o)		10,800,000	10,640,771
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (o)		10,230,026	10,212,300
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (o)		9,548,701	9,547,562
SoFi Consumer Loan Program Trust Series 2026-1 Class A, 4.06% 12/26/2035 (o)		35,016,891	34,893,884
SoFi Consumer Loan Program Trust Series 2026-1 Class B, 4.44% 12/26/2035 (o)		14,000,000	13,853,812
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A2, 4.63% 7/20/2027 (o)		7,781,544	7,787,569
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (o)		6,900,000	6,850,470
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (o)		10,715,833	10,123,827
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (o)		17,278,245	17,030,228
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (o)		39,950,415	40,017,935
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (o)		20,933,145	20,901,576
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (o)		18,156,600	17,294,911
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (o)		18,156,600	17,745,905
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (o)		9,078,300	8,790,563
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (o)		19,970,000	19,482,722
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6418% 9/25/2034 (c)(d)		34,805	36,946
Tesla Finance LLC Series 2026-1A Class A, 5.31% 5/20/2052 (o)		16,791,813	16,665,085
Toyota Auto Receivables Owner Trust Series 2023-A Class A4, 4.42% 8/15/2028		4,000,000	4,003,019
Toyota Lease Owner Trust Series 2026-A Class A2A, 3.7% 2/22/2028 (o)		25,293,162	25,220,740
U S Bank Natl Assn Series 2026-SUP1 Class E, U.S. 30-Day Avg. SOFR Index + 3.5%, 7.1432% 6/27/2033 (c)(d)(o)		224,451	224,452
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (o)		14,161,223	14,077,785
Upg HI Issuer Trust Series 2026-1 Class A, 5.03% 2/25/2048 (o)		4,028,099	4,001,478
Upstart Securitization Trust Series 2026-1 Class A2, 4.3% 3/20/2036 (o)		5,067,164	5,054,490
Upstart Securitization Trust Series 2026-2 Class B, 5.08% 5/20/2036 (o)		8,900,000	8,854,535
Upstart Securitization Trust Series 2026-3 Class A2, 4.77% 7/20/2036 (o)		5,260,000	5,251,998
Upstart Securitization Trust Series 2026-3 Class B, 5.35% 7/20/2036 (o)		4,570,000	4,557,121
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (o)		5,393,000	5,356,922
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (o)		8,656,151	8,682,409
VCAT Asset Securitization LLC Series 2026-NPL1 Class A1, 5.101% 1/25/2056 (c)(o)		14,596,047	14,563,152
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (o)(p)		16,829,040	16,777,363
VCAT LLC Series 2026-NPL3 Class A1, 5.567% 5/25/2056 (c)(o)		13,522,227	13,512,542
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (o)		2,034,404	2,038,033
Verizon Master Trust Series 2024-2 Class A, 4.83% 12/22/2031 (o)		7,800,000	7,818,538
Verizon Master Trust Series 2025-6 Class A, 4.62% 6/21/2033 (o)		10,000,000	9,908,441
Versus Securitization Trust Series 2026-R1 Class A1, 4.832% 10/25/2067 (c)(o)		1,803,387	1,765,537
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3, 5.48% 12/20/2028		3,832,272	3,855,270
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (o)		31,435,000	31,414,001
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (o)		520,434	520,658
Westlake Automobile Receivables Trust Series 2025-2A Class A3, 4.51% 5/15/2029 (o)		13,722,000	13,729,612
Westlake Automobile Receivables Trust Series 2025-3A Class A3, 4.22% 6/15/2029 (o)		1,900,000	1,897,048
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (o)		3,046,342	3,062,321
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (o)		8,671,477	8,721,405
Wheels Fleet Lease Funding LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (o)		12,994,739	12,988,080
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (o)		2,182,240	2,176,249
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (o)		10,500,000	10,411,695
Willis Engine Structured Tr V Series 2020-A Class A, 3.228% 3/15/2045 (o)		2,131,040	2,067,624
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (o)		20,466,769	20,303,030
Willis Engine Structured Trust VI Series 2021-A Class A, 3.104% 5/15/2046 (o)		630,062	590,001
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (o)		555,792	559,272
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (o)		21,062,335	20,711,763
World Financial Network Credit Card Master Trust Series 2024-A Class A, 5.47% 2/15/2031		21,342,000	21,476,570
World Financial Network Credit Card Master Trust Series 2024-B Class A, 4.62% 5/15/2031		5,978,000	5,981,829
World Omni Auto Receivables Trust Series 2023-B Class A3, 4.66% 5/15/2028		1,343,370	1,343,895
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028		1,781,598	1,785,945
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030		664,227	663,286
TOTAL UNITED STATES			2,517,848,024
TOTAL ASSET-BACKED SECURITIES (Cost $3,857,866,555)			3,853,357,655

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 11/15/2030 (c)(d)(i)	389,025	377,840
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3227% 11/15/2030 (c)(d)(i)	1,328,820	1,304,117

TOTAL SWITZERLAND		1,681,957
UNITED KINGDOM - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 2/10/2031 (c)(d)(i)	185,000	185,636
UNITED STATES - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 10/6/2032 (c)(d)(i)	525,039	525,696
Entertainment - 0.0%
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2509% 8/4/2033 (c)(d)(i)	335,000	338,082
Media - 0.0%
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 6/3/2033 (c)(d)(i)	289,327	289,891
TOTAL COMMUNICATION SERVICES		1,153,669
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 1/23/2032 (c)(d)(i)	366,873	368,315
Diversified Consumer Services - 0.0%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1525% 8/19/2030 (c)(d)(i)	438,900	436,706
Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 2/6/2030 (c)(d)(i)	1,127,485	1,099,771
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 1/29/2029 (c)(d)(i)	1,483,058	1,486,202
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/1/2028 (c)(d)(i)	904,191	866,721
		3,452,694
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5381% 6/6/2031 (c)(d)(i)	364,436	281,363
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6881% 6/6/2031 (c)(d)(i)	212,833	176,651
		458,014
TOTAL CONSUMER DISCRETIONARY		4,715,729
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 9/20/2030 (c)(d)(i)	461,175	419,960
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (c)(d)(i)(k)	1,129,575	710,830
Financials - 0.0%
Financial Services - 0.0%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 7/31/2031 (c)(d)(i)	550,373	535,469
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 7/31/2031 (c)(d)(i)	327,812	323,816
Project Build Tranche DELAYED DRAW TL 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 1% 6/30/2031 (c)(d)(i)(m)	45,395	44,374
Project Build Tranche TAKEBACK TL 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1658% 6/30/2031 (c)(d)(i)	356,894	348,863
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (i)(j)	266,000	267,498
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.2332% 2/20/2032 (c)(d)(i)	816,563	820,082
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/20/2032 (c)(d)(i)(l)	100,000	100,333
		2,440,435
Insurance - 0.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 11/6/2030 (c)(d)(i)	409,925	347,071
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.5727% 2/23/2033 (c)(d)(i)	867,838	830,591
		1,177,662
TOTAL FINANCIALS		3,618,097
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 1/15/2031 (c)(d)(i)	735,956	740,003
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.7322% 6/28/2029 (c)(d)(i)(j)	162,574	23,557
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9364% 10/8/2030 (c)(d)(i)	985,932	979,948
TOTAL HEALTH CARE		1,743,508
Industrials - 0.0%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 2/13/2033 (c)(d)(i)	114,713	115,030
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 3/18/2030 (c)(d)(i)	190,000	190,618
Commercial Services & Supplies - 0.0%
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0138% 9/4/2030 (c)(d)(i)	1,152,673	799,091
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.1822% 9/4/2030 (c)(d)(i)	198,253	203,891
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8626% 2/3/2033 (c)(d)(i)	190,000	189,382
		1,192,364
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 4/10/2031 (c)(d)(i)	666,305	665,372
Machinery - 0.0%
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4364% 9/12/2032 (c)(d)(i)	59,700	59,914
Passenger Airlines - 0.0%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.7641% 5/29/2033 (c)(d)(i)	1,215,000	1,211,209
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4754% 4/1/2031 (c)(d)(i)	370,000	371,310
		1,582,519
TOTAL INDUSTRIALS		3,805,817
Information Technology - 0.0%
IT Services - 0.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0145% 2/10/2028 (c)(d)(i)	489,942	474,097
Software - 0.0%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6853% 12/11/2028 (c)(d)(i)	620,294	619,432
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 3.8166% 11/15/2031 (c)(d)(i)(m)	390,000	393,171
CoreWeave Financing DDTL V-V LLC Tranche DD-CAPEX 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 4.7172% 9/1/2031 (c)(d)(i)(m)	40,000	40,099
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2486% 8/31/2030 (c)(d)(i)	1,528,278	1,506,179
		2,558,881
TOTAL INFORMATION TECHNOLOGY		3,032,978
Materials - 0.0%
Chemicals - 0.0%
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 10/15/2032 (c)(d)(i)	651,725	653,152
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (c)(d)(i)	744,581	708,513
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6881% 3/15/2029 (c)(d)(i)	768,083	757,200
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1864% 4/4/2033 (c)(d)(i)	675,000	680,063
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2122% 9/30/2031 (c)(d)(i)	494,722	385,512
		3,184,440
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8614% 4/13/2029 (c)(d)(i)	2,257,576	2,253,197
TOTAL MATERIALS		5,437,637
Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4364% 4/16/2031 (c)(d)(i)	59,392	59,363
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1864% 3/29/2030 (c)(d)(i)	208,130	209,951
TOTAL UTILITIES		269,314
TOTAL UNITED STATES		24,907,539
TOTAL BANK LOAN OBLIGATIONS (Cost $27,389,918)		26,775,132

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	2,954,000	3,011,265
Keybank National Association 6.95% 2/1/2028	619,000	636,345
Morgan Stanley Bank NA 4.788% 5/10/2030 (c)	6,954,000	6,919,672
Morgan Stanley Private Bank NA 4.213% 2/8/2030 (c)	18,000,000	17,692,818
Regions Bank/Birmingham AL 6.45% 6/26/2037	5,877,000	6,094,704

TOTAL UNITED STATES		34,354,804
TOTAL BANK NOTES (Cost $34,912,790)		34,354,804

Collateralized Mortgage Obligations - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
ACRA Trust Series 2026-NQM1 Class A1FC, 5.573% 6/25/2066 (o)(p)	7,561,047	7,554,831
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (o)	10,169,071	8,867,951
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (c)(o)	8,648,275	8,480,547
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (o)	1,336,815	1,176,828
BINOM Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (c)(o)	10,340,843	9,522,119
BRAVO Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (o)	517,880	482,214
BRAVO Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (o)	12,410,639	11,207,060
BRAVO Residential Funding Trust Series 2025-NQM4 Class A1, 5.613% 2/25/2065 (o)(p)	19,110,561	19,092,733
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (c)(o)	13,154,107	13,123,301
BRAVO Residential Funding Trust Series 2026-NQM2 Class A1FC, 4.537% 11/25/2065 (c)(o)	24,726,282	24,366,819
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (o)(p)	11,476,878	11,368,483
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(o)	2,807,005	2,797,128
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (c)(o)	1,578,949	1,563,628
CIM Trust Series 2021-R3 Class A1A, 1.951% 6/25/2057 (o)	2,364,491	2,202,166
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (c)(o)	15,704,802	15,496,935
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (c)(o)	11,230,221	11,217,050
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (c)(d)(j)(o)	556,406	56
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.6745%, 4.0526% 5/27/2037 (c)(d)(o)	334,620	323,562
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (o)	171,511	152,939
CSMC Trust Series 2021-RPL3 Class A1, 2% 1/25/2060 (c)(o)	3,752,652	3,271,345
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	4,833	4,865
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	5,107	5,136
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	8,295	8,370
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	6,241	6,295
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	9,366	9,492
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	2,986	3,017
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	1,853	1,889
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	5,811	5,968
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5577% 2/25/2032 (c)(d)	971	976
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7507% 3/18/2032 (c)(d)	1,733	1,750
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7577% 4/25/2032 (c)(d)	1,820	1,834
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7577% 10/25/2032 (c)(d)	2,245	2,266
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.5077% 1/25/2032 (c)(d)	886	889
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.7923% 11/25/2032 (c)(t)	767	11
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3423% 12/25/2033 (c)(t)	45,119	4,292
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3423% 3/25/2033 (c)(t)	2,979	247
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (r)	4,944	4,275
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	7,458	7,469
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9623% 6/25/2035 (c)(t)	52,251	2,510
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	156,530	156,436
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.7801% 8/25/2035 (c)(d)	959	962
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	110,003	109,160
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	19,378	19,550
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.9223% 11/25/2036 (c)(t)	29,986	1,916
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.8823% 12/25/2036 (c)(t)	18,120	1,375
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (r)	20,734	18,699
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (r)	38,737	33,184
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (r)	4,253	3,514
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.6823% 5/25/2037 (c)(t)	12,390	868
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 18.074% 6/25/2037 (c)(d)	11,169	13,466
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.054% 7/25/2037 (c)(d)	11,498	13,701
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.054% 7/25/2037 (c)(d)	1,303	1,400
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	69,556	65,753
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	494,529	469,657
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	43,552	44,471
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	223,577	218,192
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (t)	27,892	265
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	39,691	36,396
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	56,920	53,324
Fannie Mae Guaranteed REMIC Series 2012-154 Class F, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0577% 1/25/2043 (c)(d)	346,916	340,128
Fannie Mae Guaranteed REMIC Series 2013-100 Class PJ, 3% 3/25/2043	5,370,757	5,082,822
Fannie Mae Guaranteed REMIC Series 2013-123 Class PZ, 2.7% 3/25/2043	6,595,561	5,873,853
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.2923% 1/25/2044 (c)(t)	56,214	4,500
Fannie Mae Guaranteed REMIC Series 2013-16 Class GP, 3% 3/25/2033	79,813	78,815
Fannie Mae Guaranteed REMIC Series 2013-44 Class DJ, 1.85% 5/25/2033	3,668,734	3,413,468
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (t)	270,611	35,484
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	332,537	316,575
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	9,150,010	7,776,587
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (t)	151,749	18,647
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	6,327,423	5,687,683
Fannie Mae Guaranteed REMIC Series 2017-36 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.1077% 5/25/2047 (c)(d)	749,787	731,882
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	1,206,227	1,090,846
Fannie Mae Guaranteed REMIC Series 2018-32 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0577% 5/25/2048 (c)(d)	404,182	393,240
Fannie Mae Guaranteed REMIC Series 2018-38 Class FG, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0577% 6/25/2048 (c)(d)	969,705	940,261
Fannie Mae Guaranteed REMIC Series 2019-23 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2077% 5/25/2049 (c)(d)	6,201,747	6,099,335
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	4,210,706	3,739,147
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	7,247,301	6,313,719
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	5,253,758	4,407,546
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	5,583,239	4,683,958
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	3,984,876	3,416,100
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	1,634,587	1,329,373
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	4,640,922	4,035,496
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	13,029,706	11,400,378
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	8,599,355	7,516,784
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	17,841,706	15,651,228
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	7,149,475	6,221,976
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	4,440,271	4,077,784
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	5,036,509	4,571,814
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	5,094,879	4,636,581
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	5,532,999	5,205,850
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	3,293,321	3,028,238
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	5,083,789	4,770,552
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	5,523,038	5,176,790
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	9,560,435	8,943,142
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	2,109,881	1,928,627
Fannie Mae Guaranteed REMIC Series 2022-20 Class IO, 4.5% 4/25/2048 (t)	13,574,039	2,481,784
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	12,388,814	11,027,970
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	52,494,968	46,226,455
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	5,240,840	4,587,044
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	3,527,608	3,427,066
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	14,749,921	13,114,657
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 8/25/2052 (c)(d)	15,552,689	15,361,225
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3432% 9/25/2052 (c)(d)	30,952,266	30,494,856
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 9/25/2052 (c)(d)	33,377,392	32,966,493
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 10/25/2052 (c)(d)	10,674,463	10,564,492
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 10/25/2052 (c)(d)	38,458,842	37,984,829
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	6,270,558	5,760,954
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	12,212,956	10,998,256
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	5,530,494	5,065,232
Fannie Mae Guaranteed REMIC Series 2023-51 Class FB, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.1932% 11/25/2053 (c)(d)	18,348,554	18,655,432
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1432% 11/25/2053 (c)(d)	13,179,567	13,386,607
Fannie Mae Guaranteed REMIC Series 2023-53 Class FP, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.1932% 11/25/2053 (c)(d)	31,635,185	32,220,366
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 11/25/2053 (c)(d)	4,132,450	4,199,808
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1432% 11/25/2053 (c)(d)	15,757,003	16,004,449
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1732% 7/25/2054 (c)(d)	4,599,544	4,646,800
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2053 (c)(d)	9,490,111	9,556,247
Fannie Mae Guaranteed REMIC Series 2024-70 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 10/25/2054 (c)(d)	16,254,625	16,314,583
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 12/25/2054 (c)(d)	32,767,157	32,885,738
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 12/25/2054 (c)(d)	8,192,622	8,240,314
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	230	232
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (r)	12,875	10,941
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (r)	21,492	18,154
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (t)	25,092	590
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (c)(d)	13,146,230	13,216,022
Fannie Mae Mortgage pass-thru certificates Series 2025-31 Class FN, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.2932% 6/25/2054 (c)(d)	24,926,825	25,319,005
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2432% 8/25/2054 (c)(d)	15,044,283	15,256,911
Fannie Mae Mortgage pass-thru certificates Series 2025-37 Class DF, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.2932% 8/25/2054 (c)(d)	24,730,750	25,120,687
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2054 (c)(d)	6,733,259	6,756,699
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 2/25/2055 (c)(d)	8,198,059	8,255,482
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 9/25/2054 (c)(d)	9,809,621	9,874,000
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (c)(d)	15,684,619	15,790,189
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (c)(d)	7,658,600	7,685,982
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	1,056,932	1,039,230
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	10,597,385	10,036,485
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	11,819,721	11,515,181
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	5,260,994	4,831,775
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (t)	9,805	1,159
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (t)	9,348	1,127
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(t)	7,839	1,102
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (c)(t)	4,803	602
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (t)	7,504	1,056
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (c)(t)	4,438	683
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (t)	44,806	6,595
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	623	628
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	1,356	1,367
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	5,135	5,178
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	544,163	530,544
Freddie Mac Multiclass Mortgage participation certificates Series 2018-4795 Class FA, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.051% 5/15/2048 (c)(d)	667,171	648,487
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	10,053,663	7,889,346
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	3,852,805	3,355,973
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	4,055,704	3,553,351
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	3,928,110	3,425,945
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	4,945,218	4,288,498
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	3,459	3,497
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	20,023	20,260
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	1,687	1,708
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	2,816	2,845
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	7,188	7,271
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	3,516	3,556
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	2,403	2,429
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	2,366	2,401
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	28,762	29,528
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 4.449% 11/15/2031 (c)(t)	883	31
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.551% 1/15/2032 (c)(d)	794	797
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 3/15/2032 (c)(d)	1,051	1,057
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.751% 3/15/2032 (c)(d)	1,042	1,052
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 6/15/2031 (c)(d)	1,451	1,460
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 3/15/2032 (c)(d)	539	542
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	9,305	9,508
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	10,499	10,589
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	21,364	21,816
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (t)	1,217	152
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	92,573	93,509
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	11,546	11,738
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	243,101	241,277
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	90,697	92,788
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	146,808	145,141
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	50,142	50,045
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.849% 2/15/2036 (c)(t)	16,280	1,136
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (r)	49,679	41,100
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (r)	5,942	5,280
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (r)	26,150	21,892
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (r)	31,396	26,358
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	53,868	55,196
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	185,659	185,478
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.909% 11/15/2036 (c)(t)	65,758	4,570
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	12,066	12,188
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.829% 6/15/2037 (c)(t)	47,722	3,626
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.001% 5/15/2037 (c)(d)	52,439	51,968
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	23,727	23,767
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	259,146	259,088
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	86,970	85,950
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4116 Class AP, 1.35% 8/15/2042	8,432,582	7,383,216
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	45,349	42,561
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (t)	19,463	1,100
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (t)	59,089	1,047
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	78,877	77,540
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	379,787	365,470
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4709 Class FE, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.101% 8/15/2047 (c)(d)	365,139	356,819
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	2,209,882	1,748,654
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	5,554,742	4,579,714
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	1,397,657	1,050,629
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	2,908,220	2,610,680
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	3,659,965	3,011,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	4,073,264	3,425,077
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	3,996,058	3,448,187
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	3,898,229	3,322,387
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	3,912,867	3,411,895
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	25,706,921	22,089,361
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	5,057,975	4,534,823
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	35,007,054	30,560,549
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	3,634,542	3,175,408
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	3,530,279	3,084,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	3,361,031	3,011,231
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	2,960,252	2,586,010
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	6,101,382	5,257,358
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	18,977,286	16,679,987
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	2,960,270	2,586,017
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	2,547,580	2,284,586
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	12,025,193	10,848,771
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	6,372,623	5,883,293
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	2,745,955	2,509,189
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	2,731,477	2,452,653
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	4,571,554	4,105,510
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5207 Class PA, 3% 6/25/2051	8,864,644	7,743,634
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	7,919,860	7,108,095
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	7,919,860	7,108,095
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	3,550,555	3,343,954
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	14,391,172	13,492,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	4,443,789	4,429,314
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1932% 7/25/2052 (c)(d)	2,859,905	2,824,945
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3132% 8/25/2052 (c)(d)	8,054,441	7,966,034
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3932% 9/25/2052 (c)(d)	13,481,591	13,295,782
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3432% 9/25/2052 (c)(d)	8,624,331	8,498,690
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.2932% 9/25/2052 (c)(d)	5,026,966	4,976,036
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	7,617,683	7,556,255
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 8/25/2053 (c)(d)	7,022,904	7,040,107
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 10/25/2053 (c)(d)	9,899,575	10,062,792
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5357 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 11/25/2053 (c)(d)	31,663,571	32,128,753
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (c)(d)	4,766,938	4,797,454
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6432% 10/25/2054 (c)(d)	6,353,529	6,376,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 11/25/2054 (c)(d)	12,310,768	12,371,923
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (c)(d)	18,179,805	18,254,029
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (c)(d)	5,705,711	5,695,571
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8932% 10/25/2054 (c)(d)	10,348,052	10,399,056
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (c)(d)	10,979,256	11,017,467
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9932% 3/25/2055 (c)(d)	7,963,385	8,022,820
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 4/25/2055 (c)(d)	6,456,894	6,453,966
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	7,492	7,568
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	570	575
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	614	621
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	289	291
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,050	1,059
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (r)	14,683	12,115
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/2057	234,873	215,324
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class MA, 3.5% 8/25/2057	3,663,571	3,489,798
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4 Class MA, 3.5% 3/25/2058	1,491,693	1,414,125
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1 Class MA, 3.5% 7/25/2058	2,594,101	2,458,883
GCAT Trust Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (o)	554,161	517,537
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1879% 5/20/2060 (c)(d)(s)	26,950	26,848
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0819% 8/20/2060 (c)(d)(s)	13,012	12,951
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1619% 12/20/2060 (c)(d)(s)	38,735	38,628
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 12/20/2060 (c)(d)(s)	28,521	28,485
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 2/20/2061 (c)(d)(s)	32,420	32,375
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2719% 2/20/2061 (c)(d)(s)	38,480	38,420
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 4/20/2061 (c)(d)(s)	22,236	22,213
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 5/20/2061 (c)(d)(s)	41,780	41,725
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 5/20/2061 (c)(d)(s)	27,205	27,169
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3119% 6/20/2061 (c)(d)(s)	27,407	27,385
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3319% 9/20/2061 (c)(d)(s)	79,555	79,513
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 10/20/2061 (c)(d)(s)	36,304	36,314
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4819% 11/20/2061 (c)(d)(s)	33,799	33,836
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4819% 1/20/2062 (c)(d)(s)	18,080	18,114
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4119% 1/20/2062 (c)(d)(s)	35,845	35,874
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4119% 3/20/2062 (c)(d)(s)	24,432	24,451
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4319% 5/20/2061 (c)(d)(s)	270	269
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 1/20/2064 (c)(d)(s)	20,928	20,933
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 12/20/2063 (c)(d)(s)	40,868	40,877
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 6/20/2064 (c)(d)(s)	22,755	22,731
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0619% 5/20/2063 (c)(d)(s)	1,165	1,150
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (s)	1,983	1,862
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9819% 4/20/2063 (c)(d)(s)	2,308	2,292
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.49% 5/20/2066 (c)(d)(s)	73,410	73,447
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1819% 12/20/2062 (c)(d)(s)	3,840	3,824
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	75,524	67,769
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.34% 8/20/2066 (c)(d)(s)	104,108	103,952
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	73,026	73,020
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7463% 5/16/2034 (c)(t)	16,498	641
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4463% 8/17/2034 (c)(t)	14,292	992
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9363% 6/16/2037 (c)(t)	28,587	1,791
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	48,599	46,428
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	715,344	683,218
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	157,892	150,759
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.4079% 3/20/2060 (c)(d)(s)	76,826	76,787
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (t)	2,845	46
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (t)	11,334	1,031
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3331% 7/20/2041 (c)(t)	61,238	4,535
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	92,102	91,562
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,275,825	1,153,921
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	493,689	448,304
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	819,774	735,124
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	672,507	609,147
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	204,415	187,171
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	2,193,555	1,967,895
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	701,441	625,315
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	576,126	515,889
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	709,610	644,461
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	632,539	584,568
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.2169% 2/20/2049 (c)(d)	1,454,515	1,438,347
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.143% 5/20/2065 (c)(s)	20,135	19,547
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (o)(p)	2,552,212	2,511,066
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (c)(o)	3,777,909	3,755,741
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(o)	8,258,715	8,245,895
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (c)(o)	1,471,590	1,477,747
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (o)	33,932,979	31,301,079
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(o)	621,626	584,006
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (c)(o)	10,759,062	10,737,660
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM4 Class A1, 5.588% 6/25/2070 (o)	5,219,321	5,212,461
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (c)(o)	6,053,233	6,014,878
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (o)	2,434,363	2,237,595
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (o)	232,483	216,794
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1, 2.75% 11/25/2059 (c)(o)	1,968,277	1,881,676
New Residential Mortgage Loan Trust Series 2024-RPL1 Class A, 3.8% 1/25/2064 (c)(o)	7,350,184	6,797,583
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (c)(o)	22,444,149	22,247,442
New Residential Mtg Ln Tr 2019-Rpl3 Series 2019-RPL3 Class A1, 2.75% 7/25/2059 (o)	912,820	879,761
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (o)	9,195,938	8,578,956
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (o)	7,039,119	6,417,083
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (o)	10,612,372	10,233,606
OBX Series 2026-NQM11 Class A1FC, 5.592% 6/25/2066 (c)(o)	10,374,169	10,373,636
OBX Trust Series 2025-NQM1 Class A1FC, 4.731% 11/25/2065 (c)(o)	8,695,163	8,591,108
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (o)(p)	14,665,288	14,622,249
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (o)(p)	4,884,637	4,848,162
OBX Trust Series 2025-NQM15 Class A1, 5.143% 7/27/2065 (c)(o)	7,467,099	7,391,841
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (c)(o)	9,677,829	9,527,924
OBX Trust Series 2025-NQM8 Class A1, 5.472% 3/25/2065 (c)(o)	3,214,843	3,206,178
OBX Trust Series 2026-R2 Class A1FC, 5.364% 3/25/2063 (c)(o)	4,668,109	4,638,920
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (o)	20,974	19,873
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (o)	708,035	702,711
Olit Series 2025-HB1 Class A, 3% 6/25/2038 (c)(o)	4,048,142	3,968,684
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (c)(o)	3,561,086	3,479,986
Olit Series 2026-HB2 Class A, 3% 5/25/2039 (c)(o)	5,848,622	5,731,322
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (c)(o)	6,677,617	6,540,722
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (o)	2,412,050	2,411,681
Onslow Bay Financial Series 2026-NQM4 Class A1FC, 5.082% 2/25/2066 (c)(o)	13,295,394	13,189,345
Onslow Bay Financial Series 2026-R3 Class A1FC, 5.731% 7/25/2063 (o)(p)	35,433,736	35,499,190
Preston Ridge Partners Mortgage Series 2025-RCF1 Class A1, 4.845% 1/25/2056 (c)(o)	24,328,271	23,878,135
PRET LLC Series 2026-RN4 Class A1, 5.8032% 8/25/2056 (c)(o)	20,390,665	20,390,624
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (o)(p)	15,414,645	14,897,092
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (o)	1,286,402	1,202,386
PRPM Trust Series 2023-RCF1 Class A1, 4% 6/25/2053 (o)	3,658,048	3,631,364
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (c)(o)	6,594,244	6,574,865
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (o)	2,816,867	2,775,897
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (c)(o)	6,278,516	6,144,399
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (c)(o)	5,125,411	4,997,079
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(o)	16,622,850	16,132,579
PRPM LLC Series 2024-RPL4 Class A1, 4% 12/25/2054 (o)(p)	974,342	943,785
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (o)	2,895,807	2,874,714
PRPM LLC Series 2026-RCF2 Class A1, 5.5% 3/25/2056 (c)(o)	14,858,825	14,803,529
PRPM LLC Series 2026-RCF5 Class A1, 5.56% 8/25/2056 (o)(p)	10,000,000	9,971,491
PRPM Series 2026-RCF4 Class A1, 5.25% 6/25/2056 (o)(p)	2,446,616	2,421,556
PRPM Trust Series 2026-RCF3 Class A1, 5.25% 5/25/2056 (o)	10,708,020	10,601,415
RCO IX Mortgage LLC Series 2026-2 Class A1, 5.7646% 5/25/2031 (c)(o)	32,794,169	32,843,445
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (c)(o)	20,478,403	20,386,488
RCO Series 2026-3 Class A1, 5.724% 7/25/2031 (o)(p)	27,783,606	27,459,546
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (o)	1,493,046	1,400,120
Santander Mortgage Asset Receivable Trust Series 2025-NQM3 Class A1, 5.599% 5/25/2065 (o)	12,839,034	12,815,964
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.0516% 7/20/2034 (c)(d)	1,166	1,089
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.4218% 9/25/2043 (c)(d)	28,433	27,779
Towd Point Mortgage Trust 2020-3 Series 2020-3 Class A2A, 2.5% 2/25/2063 (o)	15,000,000	13,508,090
Towd Point Mortgage Trust Series 2015-6 Class B1, 3.7947% 4/25/2055 (c)(o)	3,000,000	2,897,802
Towd Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (o)	5,774,359	5,668,188
Towd Point Mortgage Trust Series 2020-1 Class A1, 2.71% 1/25/2060 (o)	418,685	402,309
Towd Point Mortgage Trust Series 2021-1 Class A1, 2.25% 11/25/2061 (c)(o)	17,003,624	15,812,383
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (o)	33,104,029	30,816,338
Towd Point Mortgage Trust Series 2022-4 Class A1, 3.75% 9/25/2062 (o)	323,884	301,437
Towd Point Mortgage Trust Series 2023-1 Class A1, 3.75% 1/25/2063 (o)	2,340,353	2,205,153
Towd Point Mortgage Trust Series 2026-2 Class A1A, 4.5319% 7/20/2066 (c)(o)	38,434,951	37,613,765
Versus Securitization Trust Series 2026-1 Class A1FC, 4.743% 1/25/2071 (o)(p)	12,122,847	11,982,174
Versus Securitization Trust Series 2026-R1 Class A1FC, 4.675% 10/25/2067 (c)(o)	8,361,563	8,237,911
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (o)	1,684,800	1,679,821
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (c)(o)	14,223,200	14,176,807
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (o)(p)	10,530,194	10,492,535
Verus Securitization Trust Series 2026-2 Class A1, 4.59% 2/25/2071 (c)(o)	6,836,603	6,686,172
Verus Securitization Trust Series 2026-2 Class A1FC, 4.507% 2/25/2071 (o)(p)	5,818,846	5,726,800
Verus Securitization Trust Series 2026-5 Class A1FC, 5.362% 5/25/2071 (c)(o)	10,405,767	10,365,402
Verus Securitization Trust Series 2026-6 Class A1FC, 5.513% 7/27/2071 (o)(p)	4,071,678	4,064,850
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (o)(p)	11,468,940	11,415,453
Verus Securitization Trust Series 2026-R4 Class A1, 5.275% 12/27/2067 (c)(o)	9,240,386	9,132,072
Verus Series 2026-R3 Class A1FC, 5.19% 2/27/2068 (c)(o)	7,985,348	7,911,924
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.0724% 9/25/2033 (c)	3,108	3,095
TOTAL UNITED STATES		1,977,525,778
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,984,899,150)		1,977,525,778

Commercial Mortgage Securities - 5.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.2%
3650R Commercial Mortgage Trust Series 2021-PF1 Class A1, 1.122% 11/15/2054	513,135	511,478
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (c)(d)(o)	69,558,000	69,905,790
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 2/15/2043 (c)(d)(o)	4,846,000	4,846,000
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (c)(d)(o)	9,890,000	9,902,363
ARES Commercial Mortgage Trust Series 2026-RTL Class B, CME Term SOFR 1 month Index + 1.4%, 5.05% 8/15/2043 (c)(d)(o)	4,700,000	4,705,875
ARES Commercial Mortgage Trust Series 2026-RTL Class D, CME Term SOFR 1 month Index + 1.8%, 5.45% 8/15/2043 (c)(d)(o)	2,000,000	2,002,500
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (o)	4,425,549	4,399,184
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (o)	858,000	837,874
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	2,410,616	2,389,148
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	10,059,000	9,956,067
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	3,740,736	3,681,764
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	7,854,401	7,719,145
BANK Series 2018-BN11 Class A2, 3.784% 3/15/2061	3,326,049	3,271,114
BANK Series 2018-BN11 Class AS, 4.266% 3/15/2061	1,000,000	964,434
BANK Series 2018-BN12 Class ASB, 4.165% 5/15/2061	489,785	487,170
BANK Series 2018-BN13 Class A4, 3.953% 8/15/2061	4,919,367	4,845,166
BANK Series 2018-BN13 Class A5, 4.217% 8/15/2061	11,000,000	10,839,038
BANK Series 2018-BN15 Class ASB, 4.285% 11/15/2061	519,809	516,692
BANK Series 2019-BN16 Class AS, 4.267% 2/15/2052	1,400,000	1,351,409
BANK Series 2019-BN18 Class A3, 3.325% 5/15/2062	700,000	671,332
BANK Series 2019-BN19 Class AS, 3.446% 8/15/2061	6,000,000	5,503,955
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	1,112,000	1,041,357
BANK Series 2019-BN21 Class ASB, 2.808% 10/17/2052	4,060,359	3,954,977
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	2,180,441	2,114,714
BANK Series 2020-BN25 Class ASB, 2.613% 1/15/2063	1,717,023	1,661,304
BANK Series 2020-BN25 Class XB, 0.4359% 1/15/2063 (c)(t)	187,100,000	2,744,795
BANK Series 2020-BN26 Class A3, 2.155% 3/15/2063	6,000,000	5,494,129
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	1,755,543	1,689,495
BANK Series 2020-BN28 Class A3, 1.584% 3/15/2063	581,000	513,734
BANK Series 2021-BN32 Class A5, 2.643% 4/15/2054	2,000,000	1,795,642
BANK Series 2021-BN33 Class XA, 1.0891% 5/15/2064 (c)(t)	93,125,530	3,134,624
BANK Series 2022-BNK39 Class ASB, 2.82% 2/15/2055	4,000,000	3,768,113
BANK Series 2022-BNK43 Class A4, 4.134% 8/15/2055	15,000,000	14,191,967
BANK Series 2022-BNK43 Class ASB, 4.502% 8/15/2055	2,724,000	2,674,996
BANK Series 2022-BNK44 Class A5, 5.923% 11/15/2055 (c)	16,745,000	17,158,377
BANK Series 2023-5YR4 Class A3, 6.5% 12/15/2056	9,102,793	9,309,824
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	10,050,000	10,261,002
BANK Series 2024-BNK47 Class A2, 6.457% 6/15/2057	11,012,000	11,368,506
BANK Series 2024-BNK47 Class A5, 5.716% 6/15/2057	12,422,131	12,689,146
BANK Series 2024-BNK48 Class A5, 5.053% 10/15/2057	20,574,000	20,134,389
BANK Series 2025-BNK49 Class AS, 6.025% 3/15/2058	7,000,000	7,170,644
BANK Series 2025-BNK50 Class A4, 5.354% 5/15/2068	10,200,000	10,149,818
BANK5 Series 2023-5YR1 Class A2, 5.779% 4/15/2056	3,941,221	3,957,310
BANK5 Series 2023-5YR2 Class A3, 6.656% 7/15/2056	8,522,000	8,719,440
BANK5 Series 2024-5YR12 Class A3, 5.902% 12/15/2057	3,370,000	3,440,732
BANK5 Series 2024-5YR7 Class AS, 6.489% 6/15/2057 (c)	5,000,000	5,122,437
BANK5 Series 2024-5YR9 Class AS, 6.1822% 8/15/2057 (c)	5,000,000	5,087,339
BANK5 Series 2025-5YR14 Class A3, 5.646% 4/15/2058	9,550,000	9,686,660
BANK5 Series 2025-5YR18 Class A1, 4.284% 12/15/2058	2,638,587	2,596,711
BANK5 Series 2025-5YR19 Class A3, 5.27% 12/15/2058	11,739,000	11,768,464
BANK5 Series 2025-5YR19 Class XB, 0.5997% 12/15/2058 (c)(t)	46,717,000	1,160,870
BANK5 Series 2026-5YR20 Class A3, 5.104% 2/15/2059	15,500,000	15,438,081
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059	16,100,000	16,293,783
BANK5 Series 2026-5YR21 Class AS, 5.844% 4/15/2059	10,900,000	11,010,073
BANK5 Series 2026-5YR23 Class A3, 5.61% 7/15/2059	19,780,000	20,084,915
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (o)	26,283,048	25,851,328
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 4.3818% 11/25/2035 (c)(d)(o)	16,332	15,979
Bayview Commercial Asset Trust Series 2005-3A Class M1, CME Term SOFR 1 month Index + 0.7745%, 4.4418% 11/25/2035 (c)(d)(o)	4,435	4,359
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 4.3668% 1/25/2036 (c)(d)(o)	38,059	36,562
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 4.4568% 1/25/2036 (c)(d)(o)	12,287	11,866
Bayview Commercial Asset Trust Series 2005-4A Class M2, CME Term SOFR 1 month Index + 0.8195%, 4.4868% 1/25/2036 (c)(d)(o)	4,633	4,432
Bayview Commercial Asset Trust Series 2005-4A Class M3, CME Term SOFR 1 month Index + 0.8645%, 4.5318% 1/25/2036 (c)(d)(o)	6,743	6,436
Bayview Commercial Asset Trust Series 2006-1A Class A2, CME Term SOFR 1 month Index + 0.6545%, 4.3218% 4/25/2036 (c)(d)(o)	6,442	6,083
Bayview Commercial Asset Trust Series 2006-1A Class M1, CME Term SOFR 1 month Index + 0.6845%, 4.3518% 4/25/2036 (c)(d)(o)	3,895	3,652
Bayview Commercial Asset Trust Series 2006-1A Class M2, CME Term SOFR 1 month Index + 0.7145%, 4.3818% 4/25/2036 (c)(d)(o)	4,120	3,852
Bayview Commercial Asset Trust Series 2006-1A Class M6, CME Term SOFR 1 month Index + 1.0745%, 4.7418% 4/25/2036 (c)(d)(o)	3,895	3,653
Bayview Commercial Asset Trust Series 2006-2A Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.2468% 7/25/2036 (c)(d)(o)	5,782	5,599
Bayview Commercial Asset Trust Series 2006-2A Class M2, CME Term SOFR 1 month Index + 0.6095%, 4.2768% 7/25/2036 (c)(d)(o)	4,108	3,974
Bayview Commercial Asset Trust Series 2006-2A Class M4, CME Term SOFR 1 month Index + 0.7445%, 4.4118% 7/25/2036 (c)(d)(o)	3,880	3,731
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1868% 12/25/2036 (c)(d)(o)	78,211	75,186
Bayview Commercial Asset Trust Series 2006-4A Class M1, CME Term SOFR 1 month Index + 0.5495%, 4.2168% 12/25/2036 (c)(d)(o)	6,286	6,114
Bayview Commercial Asset Trust Series 2006-4A Class M3, CME Term SOFR 1 month Index + 0.6245%, 4.2918% 12/25/2036 (c)(d)(o)	4,261	4,019
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1868% 3/25/2037 (c)(d)(o)	19,060	18,163
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.1868% 7/25/2037 (c)(d)(o)	68,465	64,004
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.2618% 7/25/2037 (c)(d)(o)	64,082	59,831
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.3368% 7/25/2037 (c)(d)(o)	21,829	20,297
Bayview Commercial Asset Trust Series 2007-2A Class M2, CME Term SOFR 1 month Index + 0.5245%, 4.3968% 7/25/2037 (c)(d)(o)	14,222	13,229
Bayview Commercial Asset Trust Series 2007-2A Class M3, CME Term SOFR 1 month Index + 0.6045%, 4.5168% 7/25/2037 (c)(d)(j)(o)	21,995	20,150
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.2168% 7/25/2037 (c)(d)(o)	22,583	21,369
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.2468% 7/25/2037 (c)(d)(o)	11,979	11,168
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.2918% 7/25/2037 (c)(d)(o)	12,782	11,804
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.3368% 7/25/2037 (c)(d)(o)	20,634	19,250
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 4.5318% 7/25/2037 (c)(d)(o)	32,442	30,224
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 4.6818% 7/25/2037 (c)(d)(o)	28,564	26,840
BBCMS Mortgage Trust Series 2019-C5 Class ASB, 2.99% 11/15/2052	1,064,844	1,044,685
BBCMS Mortgage Trust Series 2020-C7 Class A3, 2.007% 4/15/2053	4,000,000	3,712,400
BBCMS Mortgage Trust Series 2020-C7 Class A5, 2.037% 4/15/2053	12,222,000	10,979,202
BBCMS Mortgage Trust Series 2020-C8 Class ASB, 1.867% 10/15/2053	1,159,069	1,101,962
BBCMS Mortgage Trust Series 2021-C11 Class ASB, 2.108% 9/15/2054	1,911,367	1,798,382
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	11,960,000	10,490,886
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	2,666,000	2,513,511
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	7,504,000	7,511,855
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	15,674,000	15,871,764
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2964% 9/15/2056 (c)	13,794,000	14,083,187
BBCMS Mortgage Trust Series 2023-C21 Class A5, 6% 9/15/2056	5,000,000	5,176,951
BBCMS Mortgage Trust Series 2024-C24 Class A5, 5.419% 2/15/2057	27,530,000	27,653,948
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057	28,004,000	28,697,194
BBCMS Mortgage Trust Series 2024-C28 Class A5, 5.403% 9/15/2057	8,450,000	8,467,190
BBCMS Mortgage Trust Series 2024-C30 Class A5, 5.532% 11/15/2057	8,047,000	8,137,814
BBCMS Mortgage Trust Series 2024-C30 Class AS, 5.831% 11/15/2057	633,000	642,139
BBCMS Mortgage Trust Series 2025-C35 Class A5, 5.586% 7/15/2058 (c)	15,070,000	15,259,645
BBCMS Mortgage Trust Series 2026-5C40 Class AS, 5.5286% 2/15/2059	5,000,000	4,997,053
BBCMS Mortgage Trust Series 2026-5C40 Class XB, 0.748% 2/15/2059 (c)(o)(t)	35,100,000	1,126,144
BBCMS Mortgage Trust Series 2026-5C41 Class A2, 4.951% 5/15/2069	18,000,000	17,846,752
BBCMS Mortgage Trust Series 2026-5C41 Class A3, 5.438% 5/15/2069	25,500,000	25,749,668
BCP Trust Series 2021-330N Class A, CME Term SOFR 1 month Index + 0.9135%, 4.5535% 6/15/2038 (c)(d)(o)	4,207,067	3,913,799
Benchmark Mortgage Trust Series 2018-B1 Class ASB, 3.602% 1/15/2051	819,170	813,822
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	667,199	664,548
Benchmark Mortgage Trust Series 2018-B3 Class AS, 4.195% 4/10/2051	5,000,000	4,847,249
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	1,260,000	1,238,371
Benchmark Mortgage Trust Series 2018-B6 Class A3, 3.995% 10/10/2051	4,700,000	4,606,939
Benchmark Mortgage Trust Series 2018-B6 Class AS, 4.441% 10/10/2051	2,500,000	2,414,335
Benchmark Mortgage Trust Series 2018-B7 Class A2, 4.377% 5/15/2053	790,781	788,902
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	15,369,000	15,029,245
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	2,683,000	2,593,699
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	5,604,844	5,526,123
Benchmark Mortgage Trust Series 2019-B12 Class XA, 0.9949% 8/15/2052 (c)(t)	70,020,683	1,422,715
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	12,263,000	11,503,647
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7526% 12/15/2062 (c)(t)	110,445,694	1,779,015
Benchmark Mortgage Trust Series 2020-B16 Class A4, 2.483% 2/15/2053	7,613,608	7,018,068
Benchmark Mortgage Trust Series 2020-B17 Class A4, 2.0422% 3/15/2053	6,600,000	5,967,671
Benchmark Mortgage Trust Series 2020-B17 Class A5, 2.289% 3/15/2053	14,415,000	12,921,516
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3818% 3/15/2053 (c)(t)	23,319,427	807,386
Benchmark Mortgage Trust Series 2020-B18 Class A5, 1.925% 7/15/2053	775,000	685,401
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.7462% 7/15/2053 (c)(t)	13,965,241	668,705
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	7,500,000	6,648,048
Benchmark Mortgage Trust Series 2020-B19 Class B, 2.351% 9/15/2053	1,100,000	849,635
Benchmark Mortgage Trust Series 2020-B19 Class XA, 1.6529% 9/15/2053 (c)(t)	8,578,342	355,335
Benchmark Mortgage Trust Series 2020-B20 Class A5, 2.0341% 10/15/2053	7,785,000	6,863,821
Benchmark Mortgage Trust Series 2020-B21 Class A4, 1.7044% 12/17/2053	700,000	622,899
Benchmark Mortgage Trust Series 2020-B21 Class AAB, 1.7975% 12/17/2053	8,636,009	8,217,870
Benchmark Mortgage Trust Series 2020-IG1 Class A1, 2.7018% 9/15/2043	862,218	845,825
Benchmark Mortgage Trust Series 2021-B23 Class AAB, 1.766% 2/15/2054	4,356,161	4,118,828
Benchmark Mortgage Trust Series 2021-B25 Class A3, 1.906% 4/15/2054	1,673,396	1,547,276
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.3429% 7/15/2054 (c)(t)	33,755,621	1,368,709
Benchmark Mortgage Trust Series 2022-B33 Class A5, 3.4582% 3/15/2055	5,700,000	5,170,540
Benchmark Mortgage Trust Series 2023-B38 Class ASB, 5.8349% 4/15/2056 (c)	2,388,000	2,441,417
Benchmark Mortgage Trust Series 2023-B39 Class ASB, 6.0592% 7/15/2056	3,421,000	3,534,767
Benchmark Mortgage Trust Series 2023-V2 Class AS, 6.5374% 5/15/2055	500,000	507,271
Benchmark Mortgage Trust Series 2023-V3 Class AS, 7.0967% 7/15/2056	7,450,000	7,651,201
Benchmark Mortgage Trust Series 2024-V11 Class A3, 5.909% 11/15/2057	7,000,000	7,141,371
Benchmark Mortgage Trust Series 2024-V5 Class A3, 5.8053% 1/10/2057	3,900,000	3,954,822
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	15,300,000	15,462,221
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	7,648,000	7,636,624
Benchmark Mortgage Trust Series 2025-V18 Class A3, 5.1837% 10/15/2058	13,082,000	13,080,458
Benchmark Mortgage Trust Series 2026-B42 Class AS, 5.3274% 3/15/2059	16,000,000	15,567,429
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	17,705,433	17,676,336
Benchmark Mortgage Trust Series 2026-V21 Class A3, 5.1269% 3/15/2059	2,550,000	2,542,465
Benchmark Mortgage Trust Series 2026-V21 Class XB, 0.6383% 3/15/2059 (c)(t)	20,000,000	581,006
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9814% 3/15/2041 (c)(d)(j)(o)	25,507,012	25,538,896
BMO Mortgage Trust Series 2023-C5 Class ASB, 5.9949% 6/15/2056	2,580,000	2,651,030
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	6,400,000	6,552,470
BMO Mortgage Trust Series 2023-C6 Class XA, 0.987% 9/15/2056 (c)(t)	220,938,528	9,863,889
BMO Mortgage Trust Series 2023-C7 Class A5, 6.16% 12/15/2056	5,000,000	5,183,348
BMO Mortgage Trust Series 2023-C7 Class ASB, 6.3866% 12/15/2056 (c)	6,802,000	7,101,924
BMO Mortgage Trust Series 2024-5C3 Class A3, 5.7393% 2/15/2057	5,000,000	5,053,975
BMO Mortgage Trust Series 2024-5C3 Class AS, 6.2858% 2/15/2057 (c)	11,050,000	11,234,082
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	5,100,000	5,184,367
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	23,060,000	23,559,237
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.749% 10/15/2058 (c)(t)	20,300,000	591,650
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	12,600,000	12,375,736
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058	7,500,000	7,485,030
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (c)	27,363,000	27,809,581
BMO Mortgage Trust Series 2026-5C14 Class A3, 5.2094% 3/15/2059	46,000,000	45,841,047
BMO Mortgage Trust Series 2026-5C14 Class XB, 0.8595% 3/15/2059 (c)(t)	35,200,000	1,007,403
BMO Mortgage Trust Series 2026-5C15 Class A3, 5.6835% 6/15/2059	16,954,000	17,228,926
BMO Mortgage Trust Series 2026-C14 Class A1, 4.3597% 2/15/2059	9,310,061	9,141,383
BMO Mortgage Trust Series 2026-C14 Class A5, 5.3172% 2/15/2059	1,206,000	1,192,146
BMO Series 2024-C8 Class A5, 5.598% 3/15/2057	13,179,000	13,351,152
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0111% 6/15/2041 (c)(d)(o)	33,170,000	33,190,645
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.2808% 6/15/2041 (c)(d)(o)	7,175,000	7,175,000
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.4805% 6/15/2041 (c)(d)(o)	3,540,000	3,541,106
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (c)(o)	13,519,000	13,502,780
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (c)(o)	1,858,000	1,874,042
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 6/15/2039 (c)(d)(o)	37,835,000	37,882,294
BX 2019 Trust Series 2019-OC11 Class A, 3.202% 12/9/2041 (o)	13,636,000	12,810,845
BX 2019 Trust Series 2019-OC11 Class C, 3.856% 12/9/2041 (o)	800,000	755,776
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (c)(d)(o)	35,345,000	35,254,534
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (c)(d)(j)(o)	89,675,771	89,508,051
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0327% 3/15/2030 (c)(d)(o)	6,344,749	6,328,888
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1825% 3/15/2030 (c)(d)(o)	8,580,160	8,572,194
BX 2025-ROIC Trust Series 2025-ROIC Class D, CME Term SOFR 1 month Index + 1.9926%, 5.6318% 3/15/2030 (c)(d)(o)	852,136	852,135
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (c)(d)(o)	31,842,893	31,882,696
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.6853% 4/15/2034 (c)(d)(o)	4,547,307	4,524,773
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 4.9853% 4/15/2034 (c)(d)(o)	4,437,000	4,383,373
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.2853% 4/15/2034 (c)(d)(o)	2,933,000	2,887,105
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.5853% 4/15/2034 (c)(d)(o)	3,079,000	3,001,571
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.5424% 3/9/2044 (c)(o)	5,286,000	4,875,678
BX Commercial Mortgage Trust Series 2020-VIV4 Class A, 2.843% 3/9/2044 (o)	11,697,000	10,763,671
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1302% 4/15/2037 (c)(d)(j)(o)	2,412,387	2,413,141
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (c)(d)(o)	23,538,001	23,582,135
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (c)(o)	27,425,945	27,468,798
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0309% 3/15/2041 (c)(d)(o)	48,280,994	48,386,609
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (c)(d)(o)	45,922,354	45,951,057
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0892% 3/15/2043 (c)(d)(j)(o)	7,320,306	7,338,607
BX Commercial Mortgage Trust Series 2026-XL6 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2392% 3/15/2043 (c)(d)(j)(o)	3,763,656	3,777,769
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (c)(o)	36,855,000	36,947,138
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (c)(o)	9,200,000	8,568,508
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.6035% 11/15/2038 (c)(d)(o)	1,133,054	1,133,053
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 5.0035% 11/15/2038 (c)(d)(j)(o)	2,090,582	2,090,582
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5792% 4/15/2037 (c)(d)(j)(o)	8,004,500	8,009,504
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9292% 4/15/2037 (c)(d)(j)(o)	2,241,400	2,243,501
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4782% 4/15/2037 (c)(d)(o)	1,512,000	1,514,809
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (c)(d)(o)	37,499,644	37,558,237
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3307% 4/15/2041 (c)(d)(o)	5,719,700	5,733,999
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.5804% 4/15/2041 (c)(d)(j)(o)	4,776,800	4,788,742
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0812% 2/15/2039 (c)(d)(j)(o)	42,328,990	42,408,357
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4307% 2/15/2039 (c)(d)(o)	3,026,100	3,033,665
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3304% 3/15/2041 (c)(d)(o)	10,124,800	10,146,948
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.5801% 3/15/2041 (c)(d)(o)	12,509,000	12,555,909
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0392% 6/15/2035 (c)(d)(o)	8,702,000	8,718,316
BX Trust Series 2026-ALOHA Class A, 4.9892% 4/15/2043 (c)(o)	21,446,000	21,499,615
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 5/15/2038 (c)(d)(o)	30,602,476	30,640,729
BX Trust Series 2026-LBTY Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 8/15/2048 (c)(d)(o)	19,104,000	19,115,940
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (c)(o)	43,071,748	43,206,347
BXSC Commercial Mortgage Trust Series 2022-WSS Class B, CME Term SOFR 1 month Index + 2.092%, 5.732% 3/15/2035 (c)(d)(o)	2,726,321	2,727,104
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	262,651	261,086
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050	14,252,215	14,092,799
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	87,410	87,014
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	3,311,017	3,290,295
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (c)(o)	40,764,000	40,317,675
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (o)(t)	258,988,000	1,433,939
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (o)	27,413,605	21,027,894
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (o)	9,711,589	7,775,739
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (o)	14,881,693	11,232,286
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	6,602,509	6,582,409
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	16,556,349	16,450,607
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	716,174	707,437
CGMS Commercial Mortgage Trust Series 2017-B1 Class A4, 3.458% 8/15/2050	2,800,000	2,763,233
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5475% 12/10/2049 (c)(t)	1,003,920	9
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	7,445,000	7,346,091
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A4, 3.712% 4/14/2050	18,481,506	18,337,555
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	87	87
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4, 3.102% 12/15/2072	9,335,374	8,788,085
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0042% 8/10/2056 (c)(t)	18,201,104	432,262
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	776,048	745,682
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class A, 6.3597% 7/10/2028 (c)(o)	15,287,000	15,539,535
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	7,919,000	7,852,891
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050	169,607	168,708
COMM Mortgage Trust Series 2018-COR3 Class A3, 4.228% 5/10/2051	1,665,000	1,633,331
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	3,836,000	3,774,646
Computershare Corporate Trust Series 2018-C48 Class ASB, 4.245% 1/15/2052	2,748,356	2,734,807
CSAIL Commercial Mortgage Trust Series 2018-C14 Class A4, 4.4216% 11/15/2051 (c)	8,541,000	8,426,329
CSAIL Commercial Mortgage Trust Series 2019-C18 Class AS, 3.3214% 12/15/2052	7,124,559	6,645,665
CSAIL Commercial Mortgage Trust Series 2020-C19 Class ASB, 2.5501% 3/15/2053	4,839,814	4,646,481
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A2, 2.4862% 3/15/2054	3,119,980	2,872,685
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (c)(o)	9,190,000	8,968,736
D2-Natixis Multifamily Series 2026-M1 Class A2, 5.2298% 8/15/2059	10,572,000	10,499,535
D2-Natixis Multifamily Series 2026-M1, 0.9161% 8/15/2059 (c)(t)	42,400,000	1,294,722
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	539,421	537,218
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (c)(o)	9,373,000	9,387,048
DTP Commercial Mortgage Trust Series 2023-STE2 Class B, 5.7892% 1/15/2041 (c)(o)	1,100,000	1,095,583
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (c)(o)	9,257,000	9,035,816
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (o)	7,183,918	7,198,201
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (c)(d)(o)	25,233,000	25,264,541
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (c)(d)(o)	30,777,806	30,835,514
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2392% 10/15/2042 (c)(d)(o)	7,813,203	7,837,523
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4892% 10/15/2042 (c)(d)(o)	2,332,014	2,343,674
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (c)(d)(j)(o)	69,201,874	69,245,125
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0392% 2/15/2043 (c)(d)(j)(o)	8,182,125	8,202,581
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2392% 2/15/2043 (c)(d)(j)(o)	1,638,674	1,645,842
Fannie Mae Guaranteed REMIC Series 2018-M10 Class A2, 3.3541% 7/25/2028 (c)	885,283	868,333
Fannie Mae Guaranteed REMIC Series 2021-M2S Class A2, 1.8676% 10/25/2031 (c)	2,023,230	1,764,447
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.6469% 4/25/2033 (c)	4,127,427	4,039,574
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.6248% 3/25/2033 (c)	5,204,812	5,082,465
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	23,000,000	22,013,691
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.8934% 9/25/2030 (c)	3,118,193	3,014,764
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	77,705,000	77,179,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	5,234,639	5,212,406
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K067 Class A2, 3.194% 7/25/2027	6,723,000	6,647,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	21,500,000	21,241,303
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	11,935,569	11,766,195
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	27,454,000	27,068,183
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	13,265,000	13,068,076
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	22,086,282	21,739,477
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	50,667,665	49,986,965
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	9,900,000	9,793,738
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	7,532,000	7,419,705
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	9,405,000	9,283,413
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	4,600,000	4,519,109
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K087 Class A2, 3.771% 12/25/2028	1,082,678	1,062,059
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	19,600,000	19,011,922
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	1,500,000	1,322,239
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	3,140,000	2,981,619
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	55,000,000	48,355,500
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	14,050,000	13,850,385
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1398% 3/25/2029 (c)(d)	33,884,117	33,807,536
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K755 Class A2, 5.203% 2/25/2031	10,200,000	10,352,999
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	18,082,000	17,806,448
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	21,856,000	21,477,670
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K545 Class A2, 4.29% 7/25/2030	7,513,000	7,391,371
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	6,600,000	6,509,459
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1498% 3/25/2030 (c)(d)	32,011,624	31,976,081
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	38,837,000	38,398,662
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	33,150,000	32,598,450
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1498% 7/25/2030 (c)(d)	19,570,595	19,556,709
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (c)	5,510,000	5,419,646
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K550 Class A2, 4.163% 10/25/2030 (c)	51,000,000	49,796,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (c)	11,200,000	10,938,063
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1698% 10/25/2030 (c)	76,744,110	76,617,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1598% 10/25/2030 (c)(d)	62,437,048	62,355,455
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	17,700,000	17,299,853
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	25,900,000	25,227,465
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-177 Class A1, 4.203% 9/25/2035	33,870,691	32,341,005
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1598% 10/25/2030 (c)(d)	44,466,846	44,409,782
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 10/25/2030 (c)(d)	56,058,518	55,986,499
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 11/25/2030 (c)(d)	74,585,475	74,542,909
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1098% 12/25/2030 (c)(d)	46,497,497	46,447,865
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1198% 12/25/2030 (c)	51,293,391	51,293,288
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.1198% 11/25/2030 (c)	3,298,990	3,297,739
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1398% 1/25/2031 (c)(d)	75,553,072	75,574,461
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1298% 2/25/2031 (c)	59,997,599	59,997,479
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (c)(d)	82,396,966	82,734,391
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (c)(d)	78,166,655	78,189,856
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K563 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (c)(d)	44,798,608	44,798,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K564 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (c)(d)	45,500,000	45,480,562
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K565 Class AS, U.S. 30-Day Avg. SOFR Index + 0.48%, 4.0998% 6/25/2031 (c)(d)	65,330,000	65,329,765
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	2,830,112	2,807,361
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	15,685,681	15,449,699
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	5,912,000	5,834,179
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	640,856	638,326
GS Mortgage Securities Trust Series 2019-GC38 Class A3, 3.703% 2/10/2052	12,800,000	12,462,345
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	1,000,000	940,278
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	6,261,824	6,070,950
GS Mortgage Securities Trust Series 2020-GC45 Class AS, 3.1731% 2/13/2053 (c)	4,932,000	4,560,964
GS Mortgage Securities Trust Series 2020-GC47 Class A4, 2.1245% 5/12/2053	3,072,000	2,793,961
GS Mortgage Securities Trust Series 2021-GSA3 Class A4, 2.3689% 12/15/2054	2,000,000	1,752,500
GS Mortgage Securities Trust Series 2025-800D Class A, CME Term SOFR 1 month Index + 2.65%, 6.2888% 11/25/2041 (c)(d)(o)	5,000,000	4,982,559
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3392% 10/15/2035 (c)(d)(j)(o)	7,444,000	7,439,348
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (c)(o)	5,510,000	5,503,308
Houston Galleria Mall Trust Series 2025-HGLR Class A, 5.4619% 2/5/2045 (c)(o)	2,500,000	2,495,990
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (o)	21,819,000	21,219,588
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (c)(o)	19,567,000	19,276,522
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (o)	4,282,147	4,033,740
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (j)(o)	1,285,000	795,531
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (j)(o)	1,370,000	614,979
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2545% 9/15/2029 (c)(d)(o)	1,109,481	1,092,176
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (o)	8,625,000	7,762,414
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (o)	12,100,000	11,007,336
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class A5, 4.0291% 3/10/2052	850,000	813,474
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	515,552	514,295
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class AS, 4.421% 6/15/2051	5,772,000	5,626,116
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	2,765,003	2,753,737
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A3, 2.7946% 11/13/2052	1,200,000	1,119,151
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	4,185,000	3,806,830
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A4, 1.9152% 5/13/2053	1,100,000	993,754
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	9,450,000	8,163,214
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (c)(d)(o)	18,107,000	18,107,000
LBA Trust Series 2026-LBA6 Class B, CME Term SOFR 1 month Index + 1.35%, 5% 7/15/2043 (c)(d)(j)(o)	6,894,000	6,894,000
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (o)	1,999,488	1,989,501
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9344% 5/15/2039 (c)(d)(o)	58,080,997	54,668,738
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4331% 5/15/2039 (c)(d)(o)	22,757,000	19,883,929
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7323% 5/15/2039 (c)(d)(o)	8,790,000	7,064,963
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.1811% 5/15/2039 (c)(d)(j)(o)	8,790,000	5,702,512
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8535% 3/15/2038 (c)(d)(o)	217,658	212,667
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1535% 3/15/2038 (c)(d)(o)	1,983,800	1,902,657
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.5035% 3/15/2038 (c)(d)(o)	1,733,200	1,631,902
LS Series 2026-HTL6 Class A, 5.1392% 12/15/2040 (c)(o)	42,000,000	42,000,000
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1392% 9/15/2040 (c)(d)(o)	6,192,000	6,180,434
Morgan Stanley Bank of America Merrill Lynch Trust Series 2026-C36 Class A1, 4.923% 8/15/2059	5,180,000	5,164,937
Morgan Stanley Bank of America Merrill Lynch Trust Series 2026-C36 Class A5, 5.789% 8/15/2059	17,546,000	18,009,439
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	14,335,731	14,178,253
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	6,532,257	6,419,922
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.537% 8/15/2033 (c)(d)(o)	134,441	116,961
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,191,000	4,116,329
Morgan Stanley Capital I Trust Series 2018-L1 Class ASB, 4.238% 10/15/2051	2,056,826	2,046,480
Morgan Stanley Capital I Trust Series 2019-H6 Class A4, 3.417% 6/15/2052	4,961,000	4,755,803
Morgan Stanley Capital I Trust Series 2019-H6 Class ASB, 3.224% 6/15/2052	1,894,201	1,860,164
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	17,904,493	17,392,844
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 4.7045% 12/15/2036 (c)(d)(o)	13,000,000	8,092,370
Morgan Stanley Capital I Trust Series 2021-L5 Class A3, 2.438% 5/15/2054	12,300,000	11,113,329
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1409% 6/15/2054 (c)(t)	23,325,805	807,113
Morgan Stanley Capital I Trust Series 2021-L7 Class ASB, 2.336% 10/15/2054	5,000,000	4,682,516
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (o)	10,494,781	10,833,878
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (c)(o)	32,084,627	31,481,028
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.2445% 12/15/2056 (c)(o)(t)	12,148,000	2,018,625
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (o)	7,066,745	6,731,357
NYT Mortgage Trust Series 2019-NYT Class A, CME Term SOFR 1 month Index + 1.497%, 5.137% 12/15/2035 (c)(d)(o)	20,822,000	20,434,503
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (c)(d)(o)	52,160,322	52,192,923
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0892% 3/15/2043 (c)(d)(o)	9,567,120	9,573,100
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2892% 3/15/2043 (c)(d)(o)	4,135,180	4,137,764
PSA Trust Series 2026-STOR Class A, 5.5538% 8/15/2043 (o)	29,724,000	29,741,757
PSA Trust Series 2026-STOR Class B, 5.8556% 8/15/2043 (o)	2,243,000	2,243,356
Rieckens Inc Series 2022-C2 Class A4, 4.8498% 7/15/2054 (c)	10,000,000	9,811,196
SCG Commercial Mortgage Trust Series 2026-MFP2 Class A, CME Term SOFR 1 month Index + 1.25%, 4.95% 8/15/2041 (c)(d)(o)	17,700,000	17,688,932
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 8/15/2042 (c)(d)(o)	12,800,000	12,808,000
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (o)	24,726,661	24,495,627
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.8105% 5/5/2039 (c)(o)	30,017,000	29,431,107
SLG Office Trust Series 2021-OVA Class X, 0.258% 7/15/2041 (c)(o)(t)	213,942,750	2,104,555
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (c)(d)(o)	42,340,000	42,366,463
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2316% 12/15/2039 (c)(d)(o)	13,047,000	13,047,000
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6311% 12/15/2039 (c)(d)(o)	5,436,000	5,436,000
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	931,730	926,591
UBS Commercial Mortgage Trust Series 2017-C5 Class AS, 3.777% 11/15/2050	1,000,000	974,296
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	433,469	430,693
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	192,530	191,474
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9617% 12/15/2050 (c)(t)	24,177,879	223,931
UBS Commercial Mortgage Trust Series 2018-C10 Class AS, 4.4944% 5/15/2051	4,136,000	4,058,905
UBS Commercial Mortgage Trust Series 2018-C12 Class ASB, 4.1945% 8/15/2051	393,329	391,568
UBS Commercial Mortgage Trust Series 2018-C8 Class ASB, 3.903% 2/15/2051	764,165	759,994
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	9,714,061	9,561,750
UBS Commercial Mortgage Trust Series 2019-C17 Class ASB, 2.8655% 10/15/2052	7,099,309	6,917,557
UBS Commercial Mortgage Trust Series 2019-C18 Class ASB, 2.9872% 12/15/2052	2,513,600	2,449,815
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (o)	14,678,994	12,255,916
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (o)	470,000	380,864
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (c)(o)	58,746,457	866,481
Wells Fargo Commercial Mortgage Trust 2026-5c9 Series 2026-5C9 Class A3, 5.486% 5/15/2059	31,750,000	32,045,739
Wells Fargo Commercial Mortgage Trust 2026-5c9 Series 2026-5C9 Class AS, 5.802% 5/15/2059	5,000,000	5,048,250
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	1,226,067	1,223,724
Wells Fargo Commercial Mortgage Trust Series 2017-C40 Class ASB, 3.395% 10/15/2050	147,662	146,978
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class ASB, 3.39% 11/15/2050	22,138	22,046
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8118% 12/15/2050 (c)(t)	1,153,491	9,339
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class A5, 4.212% 5/15/2051	9,285,000	9,140,759
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class ASB, 4.167% 5/15/2051	310,581	309,094
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9008% 8/15/2051 (c)(t)	26,998,696	295,825
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class ASB, 3.933% 3/15/2052	4,051,131	4,007,107
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	4,049,150	4,002,598
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A4, 3.311% 6/15/2052	1,470,000	1,393,293
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	1,566,025	1,533,075
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	3,829,000	3,596,110
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	2,390,000	2,250,237
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052	1,184,707	1,156,774
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class XA, 0.9482% 12/15/2052 (c)(t)	55,853,780	1,236,848
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	634,992	616,134
Wells Fargo Commercial Mortgage Trust Series 2020-C56 Class ASB, 2.422% 6/15/2053	1,689,883	1,622,159
Wells Fargo Commercial Mortgage Trust Series 2020-C58 Class ASB, 1.849% 7/15/2053	1,937,729	1,845,900
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	5,000,000	4,392,984
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4, 2.658% 11/15/2054	5,000,000	4,408,330
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	905,000	853,509
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	11,703,000	11,914,219
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4305% 10/15/2041 (c)(d)(o)	7,200,000	7,164,002
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 5.9298% 10/15/2041 (c)(d)(o)	3,750,000	3,733,985
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XA, 1.1206% 5/15/2058 (c)(t)	15,964,845	567,651
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XB, 0.5148% 5/15/2058 (c)(t)	40,000,000	743,460
Wells Fargo Commercial Mortgage Trust Series 2026-5C10 Class A3, 5.789% 6/15/2059	53,796,000	54,855,485
Wells Fargo Commercial Mortgage Trust Series 2026-5C10 Class XB, 0.4741% 6/15/2059 (c)(t)	9,106,000	213,546
Wells Fargo Commercial Mortgage Trust Series 2026-5C8 Class A3, 5.034% 3/15/2059	9,100,000	9,029,036
Wells Fargo Commercial Mortgage Trust Series 2026-5C8 Class AS, 5.25% 3/15/2059	3,022,000	2,984,648
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (c)(o)	8,466,000	8,406,599
TOTAL UNITED STATES		4,880,253,631
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,946,019,095)		4,880,253,631

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (j)(u)	22,175	0
Cano Health LLC warrants 6/28/2029 (j)(u)	681	0
TOTAL HEALTH CARE		0
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Build Holdco, LLC (j)	9,941	259,261
TOTAL UNITED STATES		259,261
TOTAL COMMON STOCKS (Cost $665,058)		259,261

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA Series A6, 1.9554% (c) (Cost $6,353,129)	725,000	5,614,271

Fixed-Income Funds - 44.5%
	Shares	Value ($)
Fidelity Advisor Floating Rate High Income Fund - Class Z (x)	194,809,584	1,763,026,737
Fidelity SAI Enhanced Core Bond Fund (x)	277,830,145	2,728,292,020
Fidelity SAI High Income Fund (x)	88,529,731	837,491,253
Fidelity SAI Inflation-Protected Bond Index Fund (x)	76,270,632	762,706,323
Fidelity SAI Intermediate Treasury Bond Index Fund (x)	154,720,535	1,485,317,137
Fidelity SAI International Credit Fund (x)	219,743,746	2,327,086,273
Fidelity SAI Long-Term Treasury Bond Index Fund (x)	407,708,321	2,588,947,839
Fidelity SAI Municipal Income Fund (x)	21,686,646	210,794,197
Fidelity SAI Real Estate Income Fund (x)	222,558,648	2,214,458,548
Fidelity SAI Short-Term Treasury Bond Index Fund (x)	14,357,026	142,708,837
Fidelity SAI Total Bond Fund (x)	2,188,453,509	19,477,236,229
Fidelity SAI U.S. Treasury Bond Index Fund (x)	696,565,860	6,018,329,032
Fidelity Sustainability Bond Index Fund (x)	2,766,389	25,284,794
Fidelity U.S. Bond Index Fund (x)	90,884,614	934,293,829
iShares JP Morgan USD Emerging Markets Bond ETF (w)	247,300	23,436,621
TOTAL FIXED-INCOME FUNDS (Cost $44,521,198,611)		41,539,409,669

Foreign Government and Government Agency Obligations - 1.6%
		Principal Amount (a)	Value ($)
ALBANIA - 0.0%
Republic of Albania 4.75% 2/14/2035 (n)	EUR	1,706,000	1,980,990
ANGOLA - 0.0%
Angola Republic 8% 11/26/2029 (o)		4,478,000	4,589,323
Angola Republic 8.25% 5/9/2028 (o)		3,276,000	3,386,565
Angola Republic 8.75% 4/14/2032 (o)		4,908,000	5,018,719
Angola Republic 9.125% 11/26/2049 (o)		2,704,000	2,503,742
Angola Republic 9.244% 1/15/2031 (o)		7,888,000	8,302,120
Angola Republic 9.375% 3/31/2033 (o)		2,628,000	2,726,550
Angola Republic 9.375% 5/8/2048 (o)		8,720,000	8,343,906
Angola Republic 9.875% 10/15/2035 (o)		1,851,000	1,952,268
Angola Republic 9.875% 3/31/2037 (o)		2,340,000	2,426,557
TOTAL ANGOLA			39,249,750
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (p)		19,620,838	16,981,836
Argentine Republic 1% 7/9/2029		6,192,643	5,536,222
Argentine Republic 3.5% 7/9/2041 (p)		5,335,000	3,762,509
Argentine Republic 4.125% 7/9/2035 (p)		39,004,436	29,497,105
Argentine Republic 4.125% 7/9/2035 (p)		3,300,000	2,369,240
Argentine Republic 5% 1/9/2038 (p)		23,461,505	18,628,435
TOTAL ARGENTINA			76,775,347
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (o)		6,017,000	5,502,607
Republic of Armenia 6.75% 3/12/2035 (o)		4,946,000	5,116,884
TOTAL ARMENIA			10,619,491
AUSTRALIA - 0.0%
Australian Commonwealth 1.75% 11/21/2032 (n)	AUD	365,000	218,699
Australian Commonwealth 2.75% 6/21/2035 (n)	AUD	390,000	234,459
TOTAL AUSTRALIA			453,158
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (o)		4,091,000	3,634,485
Bahrain Kingdom 5.8735% 2/6/2034 (o)		1,803,000	1,714,815
Bahrain Kingdom 6.625% 10/6/2037 (o)		1,849,000	1,679,669
Bahrain Kingdom 7.1% 2/3/2038 (o)		2,757,000	2,591,139
Bahrain Kingdom 7.5% 2/12/2036 (o)		1,802,000	1,773,276
TOTAL BAHRAIN			11,393,384
BENIN - 0.0%
Benin Sukuk SA 6.2% 1/29/2033 (o)		1,316,000	1,279,560
Republic of Benin 7.96% 2/13/2038 (o)		5,029,000	5,326,968
Republic of Benin 8.375% 1/23/2041 (o)		1,247,000	1,344,852
TOTAL BENIN			7,951,380
BERMUDA - 0.0%
Bermuda Government 2.375% 8/20/2030 (o)		1,871,000	1,681,094
Bermuda Government 3.375% 8/20/2050 (o)		1,762,000	1,164,020
Bermuda Government 5% 7/15/2032 (o)		1,346,000	1,325,474
TOTAL BERMUDA			4,170,588
BRAZIL - 0.0%
Federative Republic of Brazil 12.25% 3/6/2030		4,679,000	5,829,566
Federative Republic of Brazil 3.875% 6/12/2030		1,697,000	1,613,847
Federative Republic of Brazil 4.75% 1/14/2050		3,338,000	2,369,913
Federative Republic of Brazil 5% 1/27/2045		9,870,000	7,602,861
Federative Republic of Brazil 5.625% 2/21/2047		668,000	547,533
Federative Republic of Brazil 6.25% 5/22/2036		3,461,000	3,352,982
Federative Republic of Brazil 6.625% 3/15/2035		2,506,000	2,532,313
Federative Republic of Brazil 7.125% 1/20/2037		4,636,000	4,872,436
Federative Republic of Brazil 7.250% 1/12/2056		6,095,000	5,857,295
Federative Republic of Brazil 8.25% 1/20/2034		4,483,000	5,043,375
TOTAL BRAZIL			39,622,121
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	1,440,000	945,127
Canadian Government 1.5% 6/1/2031	CAD	455,000	301,792
Canadian Government 2% 6/1/2032	CAD	1,110,000	741,075
Canadian Government 2.75% 6/1/2033	CAD	690,000	475,340
Canadian Government 3% 6/1/2034	CAD	435,000	301,300
Canadian Government 3.25% 12/1/2033	CAD	5,700,000	4,034,938
Canadian Government 3.25% 12/1/2035	CAD	470,000	327,202
Canadian Government 4% 3/1/2029	CAD	5,400,000	3,979,254
TOTAL CANADA			11,106,028
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		11,626,000	10,451,774
Chilean Republic 3.1% 1/22/2061		8,965,000	5,266,938
Chilean Republic 3.5% 1/31/2034		3,010,000	2,683,415
Chilean Republic 4% 1/31/2052		1,892,000	1,414,269
Chilean Republic 4.34% 3/7/2042		2,202,000	1,865,094
Chilean Republic 5.33% 1/5/2054		3,923,000	3,579,738
TOTAL CHILE			25,261,228
COLOMBIA - 0.2%
Colombian Republic 3% 1/30/2030		10,084,000	9,241,986
Colombian Republic 3.125% 4/15/2031		9,539,000	8,420,552
Colombian Republic 3.875% 2/15/2061		2,365,000	1,403,036
Colombian Republic 5% 6/15/2045		13,725,000	10,523,644
Colombian Republic 5.2% 5/15/2049		8,336,000	6,402,048
Colombian Republic 5.375% 1/21/2029		9,028,000	8,996,402
Colombian Republic 5.625% 2/26/2044		4,541,000	3,805,358
Colombian Republic 6.125% 1/18/2041		2,252,000	2,050,221
Colombian Republic 6.125% 1/21/2031		1,017,000	1,018,637
Colombian Republic 6.5% 1/21/2033		2,524,000	2,517,690
Colombian Republic 7.375% 4/25/2030		15,767,000	16,563,234
Colombian Republic 7.375% 9/18/2037		1,293,000	1,339,548
Colombian Republic 7.5% 2/2/2034		1,925,000	2,017,400
Colombian Republic 8% 11/14/2035		2,098,000	2,273,183
Colombian Republic 8% 4/20/2033		1,464,000	1,576,728
Colombian Republic 8.5% 4/25/2035		3,281,000	3,645,191
Colombian Republic 8.75% 11/14/2053		2,484,000	2,821,203
TOTAL COLOMBIA			84,616,061
CONGO - 0.0%
Republic of Congo 9.5% 2/17/2035 (n)		3,670,000	3,655,687
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Democratic Republic of Congo 8.75% 4/16/2032 (o)		1,985,000	2,048,937
Democratic Republic of Congo 9.5% 4/16/2037 (o)		1,545,000	1,612,594
TOTAL CONGO DEMOCRATIC REPUBLIC OF			3,661,531
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (o)		6,341,000	5,924,396
Republic of Costa Rica 6.125% 2/19/2031 (o)		7,493,000	7,676,579
Republic of Costa Rica 6.55% 4/3/2034 (o)		4,011,000	4,205,654
Republic of Costa Rica 7% 4/4/2044 (o)		1,608,000	1,694,429
Republic of Costa Rica 7.3% 11/13/2054 (o)		4,084,000	4,413,528
TOTAL COSTA RICA			23,914,586
COTE D'IVOIRE - 0.0%
Cote d'Ivoire 6.125% 6/15/2033 (o)		5,268,000	5,208,735
Cote d'Ivoire 6.375% 3/3/2028 (o)		1,909,621	1,929,214
Cote d'Ivoire 6.75% 2/25/2041 (o)		6,401,000	6,097,913
Cote d'Ivoire 7.625% 1/30/2033 (o)		4,633,000	4,917,188
Cote d'Ivoire 8.075% 4/1/2036 (o)		5,296,000	5,738,057
Cote d'Ivoire 8.25% 1/30/2037 (o)		3,150,000	3,430,161
TOTAL COTE D'IVOIRE			27,321,268
DOMINICAN REPUBLIC - 0.2%
Dominican Republic 4.5% 1/30/2030 (o)		7,022,000	6,765,697
Dominican Republic 4.875% 9/23/2032 (o)		4,591,000	4,316,688
Dominican Republic 5.3% 1/21/2041 (o)		2,608,000	2,293,500
Dominican Republic 5.875% 1/30/2060 (o)		8,662,000	7,410,341
Dominican Republic 5.95% 1/25/2027 (o)		3,849,000	3,862,472
Dominican Republic 6% 7/19/2028 (o)		6,577,000	6,644,316
Dominican Republic 6.15% 5/17/2038 (o)		3,863,000	3,756,768
Dominican Republic 6.4% 6/5/2049 (o)		2,613,000	2,462,975
Dominican Republic 6.5% 2/15/2048 (o)		910,000	872,689
Dominican Republic 6.6% 6/1/2036 (o)		1,882,000	1,924,363
Dominican Republic 6.85% 1/27/2045 (o)		8,098,000	8,079,780
Dominican Republic 7.05% 2/3/2031 (o)		5,054,000	5,289,340
Dominican Republic 7.15% 2/24/2055 (o)		3,093,000	3,151,767
Dominican Republic 7.45% 4/30/2044 (o)		8,442,000	8,933,747
TOTAL DOMINICAN REPUBLIC			65,764,443
ECUADOR - 0.1%
Ecuador Government International Bond 5.5% 7/31/2040 (o)(p)		5,130,243	4,193,102
Ecuador Government International Bond 6.9% 7/31/2030 (o)(p)		9,255,475	9,236,964
Ecuador Government International Bond 6.9% 7/31/2035 (o)(p)		19,697,353	18,008,305
Ecuador Government International Bond 8.75% 1/29/2034 (o)		10,556,000	10,526,021
Ecuador Government International Bond 9.25% 1/29/2039 (o)		8,691,000	8,782,516
TOTAL ECUADOR			50,746,908
EGYPT - 0.2%
Arab Republic of Egypt 6.375% 4/11/2031 (o)	EUR	2,310,000	2,716,345
Arab Republic of Egypt 7.0529% 1/15/2032 (o)		2,808,000	2,805,024
Arab Republic of Egypt 7.3% 9/30/2033 (o)		2,723,000	2,716,056
Arab Republic of Egypt 7.5% 1/31/2027 (o)		6,095,000	6,147,051
Arab Republic of Egypt 7.5% 2/16/2061 (o)		8,583,000	7,240,790
Arab Republic of Egypt 7.6003% 3/1/2029 (o)		3,457,000	3,564,167
Arab Republic of Egypt 7.625% 5/20/2034 (o)		3,045,000	3,048,045
Arab Republic of Egypt 7.903% 2/21/2048 (o)		6,505,000	5,847,084
Arab Republic of Egypt 8.5% 1/31/2047 (o)		13,042,000	12,494,236
Arab Republic of Egypt 8.7002% 3/1/2049 (o)		5,855,000	5,678,999
Arab Republic of Egypt 8.875% 5/29/2050 (o)		3,899,000	3,833,653
Arab Republic of Egypt 9.45% 2/4/2033 (o)		808,000	892,032
Arab Republic of Egypt Treasury Bills 0% 10/27/2026 (q)	EGP	241,775,000	4,586,827
Arab Republic of Egypt Treasury Bills 0% 12/15/2026 (q)	EGP	250,400,000	4,599,683
Arab Republic of Egypt Treasury Bills 0% 3/16/2027 (q)	EGP	235,900,000	4,101,420
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (o)		1,321,000	1,389,309
TOTAL EGYPT			71,660,721
EL SALVADOR - 0.0%
El Salvador Republic 4% 4/17/2030 (o)(p)		1,917,000	70,929
El Salvador Republic 7.1246% 1/20/2050 (o)		3,514,000	3,211,796
El Salvador Republic 7.625% 2/1/2041 (o)		4,610,000	4,642,408
El Salvador Republic 7.65% 6/15/2035 (o)		4,437,000	4,590,077
El Salvador Republic 9.25% 4/17/2030 (o)		2,167,000	2,318,137
El Salvador Republic 9.65% 11/21/2054 (o)		1,218,000	1,381,450
TOTAL EL SALVADOR			16,214,797
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (o)		2,360,000	2,052,020
Gabonese Republic 7% 11/24/2031 (o)		3,584,000	3,103,386
Gabonese Republic 9.5% 2/18/2029 (n)		1,700,000	1,642,625
TOTAL GABON			6,798,031
GEORGIA - 0.0%
Georgia Republic 5.125% 1/28/2031 (o)		2,315,000	2,246,245
GERMANY - 0.0%
German Federal Republic 3.25% 7/4/2042 (n)	EUR	95,000	105,370
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (o)(q)		550,798	490,898
Ghana Republic 5% 7/3/2029 (o)(p)		5,071,916	5,010,394
Ghana Republic 5% 7/3/2035 (o)(p)		5,597,472	5,214,018
TOTAL GHANA			10,715,310
GUATEMALA - 0.0%
Republic of Guatemala 3.7% 10/7/2033 (o)		878,000	772,200
Republic of Guatemala 4.9% 6/1/2030 (o)		878,000	862,700
Republic of Guatemala 5.25% 8/10/2029 (o)		3,663,000	3,641,297
Republic of Guatemala 5.375% 4/24/2032 (o)		2,352,000	2,323,776
Republic of Guatemala 6.125% 6/1/2050 (o)		6,188,000	5,989,984
Republic of Guatemala 6.25% 8/15/2036 (o)		5,231,000	5,356,126
Republic of Guatemala 6.55% 2/6/2037 (o)		2,179,000	2,270,976
Republic of Guatemala 6.6% 6/13/2036 (o)		5,202,000	5,432,189
Republic of Guatemala 6.875% 8/15/2055 (o)		2,446,000	2,559,739
TOTAL GUATEMALA			29,208,987
HUNGARY - 0.1%
Hungary Government 2.125% 9/22/2031 (o)		5,631,000	4,861,580
Hungary Government 3.125% 9/21/2051 (o)		8,957,000	5,382,127
Hungary Government 4.25% 5/26/2033 (n)	EUR	2,839,000	3,319,306
Hungary Government 5.25% 6/16/2029 (o)		2,143,000	2,153,044
Hungary Government 5.5% 3/26/2036 (o)		4,116,000	4,051,564
Hungary Government 5.5% 6/16/2034 (o)		4,403,000	4,412,687
Hungary Government 6% 9/26/2035 (o)		2,657,000	2,711,495
Hungary Government 6.75% 9/23/2055 (o)		8,311,000	8,604,628
Hungary Government 6.75% 9/25/2052 (o)		5,061,000	5,292,288
Hungary Government 7% 10/24/2035	HUF	2,197,440,000	7,670,111
Hungary Government 7.625% 3/29/2041		2,307,000	2,668,553
TOTAL HUNGARY			51,127,383
INDONESIA - 0.0%
Indonesia Government 5.125% 1/15/2045 (o)		4,900,000	4,354,874
Indonesia Government 6.625% 2/17/2037 (o)		7,513,000	7,954,389
Indonesia Government 7.75% 1/17/2038 (o)		8,695,000	9,999,250
Indonesia Government 8.5% 10/12/2035 (o)		7,342,000	8,801,223
TOTAL INDONESIA			31,109,736
ISRAEL - 0.0%
Israel Government 5% 1/13/2036		3,874,000	3,727,519
Israel Government 5.875% 1/13/2056		3,481,000	3,248,883
TOTAL ISRAEL			6,976,402
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		2,632,000	3,065,227
JAPAN - 0.0%
Japan Government 1.3% 3/1/2028	JPY	279,800,000	1,742,502
Japan Government 2% 6/20/2031	JPY	552,550,000	3,428,404
Japan Government 2.2% 6/20/2031	JPY	113,950,000	713,188
Japan Government Treasury Bills 0% 10/13/2026 (q)	JPY	551,450,000	3,447,928
Japan Government Treasury Bills 0% 10/20/2026 (q)	JPY	277,200,000	1,732,831
TOTAL JAPAN			11,064,853
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (o)		4,462,000	4,356,741
Jordan Government 7.5% 1/13/2029 (o)		2,323,000	2,406,573
Jordan Government 7.75% 1/15/2028 (o)		1,889,000	1,938,586
TOTAL JORDAN			8,701,900
KAZAKHSTAN - 0.0%
Baiterek National Investment Holding JSC 5.2% 5/6/2033 (o)		2,855,000	2,819,826
KENYA - 0.0%
Republic of Kenya 6.3% 1/23/2034 (o)		6,492,000	5,931,935
Republic of Kenya 7.875% 2/26/2034 (o)		1,098,000	1,089,775
Republic of Kenya 8% 5/22/2032 (o)		1,135,000	1,160,379
Republic of Kenya 8.7% 2/26/2039 (o)		1,601,000	1,574,984
Republic of Kenya 8.8% 10/9/2038 (o)		1,237,000	1,232,757
Republic of Kenya 9.5% 3/5/2036 (o)		5,463,000	5,755,653
Republic of Kenya 9.75% 2/16/2031 (o)		4,332,000	4,665,824
TOTAL KENYA			21,411,307
LEBANON - 0.0%
Lebanon Republic 6% (k)(n)		1,847,000	511,480
Lebanon Republic 6.1% (k)(n)		13,106,000	3,618,304
Lebanon Republic 6.15% (k)(n)		3,000,000	829,500
Lebanon Republic 6.2% (k)(n)		1,992,000	549,503
Lebanon Republic 6.375% (k)(n)		6,053,000	1,669,115
Lebanon Republic 6.65% (k)(n)		1,054,000	296,490
Lebanon Republic 6.75% (k)(n)		1,054,000	295,842
Lebanon Republic 8.25% (k)(n)		12,543,000	3,756,630
TOTAL LEBANON			11,526,864
MEXICO - 0.1%
United Mexican States 3.25% 4/16/2030		10,075,000	9,440,275
United Mexican States 3.5% 2/12/2034		1,035,000	874,316
United Mexican States 4.35% 1/15/2047		4,761,000	3,385,071
United Mexican States 5.375% 3/22/2033		2,906,000	2,814,868
United Mexican States 5.75% 10/12/2110		3,086,000	2,403,994
United Mexican States 6% 5/13/2030		3,370,000	3,465,834
United Mexican States 6.05% 1/11/2040		13,788,000	13,024,834
United Mexican States 6.125% 2/9/2038		2,469,000	2,377,647
United Mexican States 6.25% 8/27/2037		2,805,000	2,751,060
United Mexican States 6.338% 5/4/2053		2,586,000	2,325,202
United Mexican States 6.35% 2/9/2035		3,685,000	3,722,403
United Mexican States 6.4% 5/7/2054		1,993,000	1,800,875
United Mexican States 6.75% 2/9/2056		6,533,000	6,141,020
United Mexican States 6.875% 5/13/2037		1,706,000	1,754,621
United Mexican States 7.375% 5/13/2055		3,636,000	3,714,174
TOTAL MEXICO			59,996,194
MONGOLIA - 0.0%
Mongolia Government 3.5% 7/7/2027 (o)		940,000	922,375
Mongolia Government 5.95% 3/9/2032 (o)		1,560,000	1,548,316
Mongolia Government 6.625% 2/25/2030 (o)		2,588,000	2,644,237
Mongolia Government 7.875% 6/5/2029 (o)		692,000	726,600
TOTAL MONGOLIA			5,841,528
MONTENEGRO - 0.0%
Republic of Montenegro 4.875% 4/1/2032 (o)	EUR	1,323,000	1,538,652
Republic of Montenegro 7.25% 3/12/2031 (o)		8,759,000	9,148,600
TOTAL MONTENEGRO			10,687,252
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (o)		3,484,000	3,652,103
MULTI-NATIONAL - 0.0%
European Union 0.125% 6/10/2035 (n)	EUR	475,000	409,375
European Union 3.25% 12/12/2036 (n)	EUR	2,555,000	2,851,590
European Union 3.375% 12/12/2035 (n)	EUR	5,670,000	6,469,070
European Union 3.75% 10/12/2045 (n)	EUR	2,680,000	2,923,118
European Union 4% 4/4/2044 (n)	EUR	1,980,000	2,251,957
TOTAL MULTI-NATIONAL			14,905,110
NIGERIA - 0.1%
Republic of Nigeria 0% 10/13/2026 (q)	NGN	4,689,000,000	3,428,225
Republic of Nigeria 6.125% 9/28/2028 (o)		5,994,000	5,999,874
Republic of Nigeria 6.5% 11/28/2027 (o)		9,550,000	9,630,698
Republic of Nigeria 7.143% 2/23/2030 (o)		4,511,000	4,636,541
Republic of Nigeria 7.625% 11/28/2047 (o)		9,032,000	8,749,750
Republic of Nigeria 7.696% 2/23/2038 (o)		1,230,000	1,248,449
Republic of Nigeria 7.875% 2/16/2032 (o)		5,939,000	6,228,526
Republic of Nigeria 8.375% 3/24/2029 (o)		5,974,000	6,312,069
Republic of Nigeria 9.1297% 1/13/2046 (o)		2,562,000	2,814,998
Republic of Nigeria Treasury Bills 0% 1/19/2027 (q)	NGN	3,345,000,000	2,321,972
Republic of Nigeria Treasury Bills 0% 11/17/2026 (q)	NGN	2,970,500,000	2,130,046
Republic of Nigeria Treasury Bills 0% 9/15/2026 (q)	NGN	2,207,140,000	1,635,744
TOTAL NIGERIA			55,136,892
OMAN - 0.0%
Oman Sultanate 6% 8/1/2029 (o)		1,550,000	1,591,881
Oman Sultanate 6.25% 1/25/2031 (o)		5,910,000	6,139,013
Oman Sultanate 6.5% 3/8/2047 (o)		6,970,000	7,076,641
Oman Sultanate 6.75% 1/17/2048 (o)		11,242,000	11,749,801
Oman Sultanate 7% 1/25/2051 (o)		1,012,000	1,098,374
TOTAL OMAN			27,655,710
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6.875% 12/5/2027 (o)		10,960,000	11,053,160
Islamic Republic of Pakistan 6.975% 4/24/2029 (o)		2,115,000	2,122,931
Islamic Republic of Pakistan 7.375% 4/8/2031 (o)		5,164,000	5,183,365
Islamic Republic of Pakistan 7.875% 3/31/2036 (o)		1,509,000	1,513,150
TOTAL PAKISTAN			19,872,606
PANAMA - 0.1%
Panamanian Republic 2.252% 9/29/2032		7,481,000	6,197,634
Panamanian Republic 3.16% 1/23/2030		4,749,000	4,442,927
Panamanian Republic 3.298% 1/19/2033		6,446,000	5,644,037
Panamanian Republic 5.227% 2/23/2034		6,828,000	6,622,819
Panamanian Republic 5.662% 2/23/2038		12,623,000	12,287,228
Panamanian Republic 6.4% 2/14/2035		4,085,000	4,243,294
Panamanian Republic 6.7% 1/26/2036		2,455,000	2,582,292
Panamanian Republic 6.853% 3/28/2054		5,305,000	5,477,413
Panamanian Republic 7.875% 3/1/2057		2,296,000	2,669,100
Panamanian Republic 8% 3/1/2038		2,036,000	2,334,273
TOTAL PANAMA			52,501,017
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (o)		2,064,000	1,806,000
Republic of Paraguay 4.95% 4/28/2031 (o)		2,911,000	2,878,863
Republic of Paraguay 5.4% 3/30/2050 (o)		4,725,000	4,151,621
Republic of Paraguay 5.6% 3/13/2048 (o)		1,172,000	1,055,866
Republic of Paraguay 6% 2/9/2036 (o)		2,159,000	2,211,248
Republic of Paraguay 6.65% 3/4/2055 (o)		2,614,000	2,661,104
TOTAL PARAGUAY			14,764,702
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		5,390,000	4,926,460
Peruvian Republic 3% 1/15/2034		8,437,000	7,171,450
Peruvian Republic 3.3% 3/11/2041		12,036,000	9,099,216
TOTAL PERU			21,197,126
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		3,335,000	2,021,844
Philippine Republic 2.95% 5/5/2045		1,124,000	727,790
Philippine Republic 4.75% 3/5/2035		661,000	628,875
Philippine Republic 5% 7/17/2033		2,253,000	2,220,985
Philippine Republic 5.5% 1/17/2048		1,291,000	1,186,106
Philippine Republic 5.6% 5/14/2049		2,326,000	2,157,365
Philippine Republic 5.609% 4/13/2033		2,175,000	2,217,413
Philippine Republic 5.95% 10/13/2047		4,928,000	4,786,320
TOTAL PHILIPPINES			15,946,698
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (o)		2,390,000	2,385,650
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (o)		6,500,000	6,328,335
Republic of Poland 5.375% 2/12/2035		3,217,000	3,199,242
Republic of Poland 5.375% 4/14/2036		3,200,000	3,152,320
Republic of Poland 5.5% 3/18/2054		729,000	651,609
Republic of Poland 5.5% 4/4/2053		5,938,000	5,315,045
Republic of Poland 6.125% 4/14/2056		2,520,000	2,423,308
TOTAL POLAND			23,455,509
QATAR - 0.0%
State of Qatar 5.103% 4/23/2048 (o)		6,084,000	5,468,482
ROMANIA - 0.1%
Romanian Republic 2.124% 7/16/2031 (n)	EUR	275,000	281,043
Romanian Republic 3% 2/14/2031 (o)		8,682,000	7,749,814
Romanian Republic 3.625% 3/27/2032 (o)		2,956,000	2,634,003
Romanian Republic 4% 2/14/2051 (o)		6,892,000	4,443,548
Romanian Republic 4.625% 3/4/2033 (o)	EUR	1,030,000	1,139,472
Romanian Republic 5.75% 7/4/2036 (o)		7,258,000	6,830,068
Romanian Republic 5.75% 9/16/2030 (o)		3,296,000	3,289,210
Romanian Republic 5.875% 7/11/2032 (n)	EUR	1,125,000	1,345,015
Romanian Republic 6% 5/25/2034 (o)		4,260,000	4,156,823
Romanian Republic 6.375% 1/30/2034 (n)		3,850,000	3,842,223
Romanian Republic 6.375% 9/18/2033 (n)	EUR	800,000	970,322
Romanian Republic 6.7% 2/25/2032	RON	9,600,000	2,100,240
Romanian Republic 6.85% 7/29/2030	RON	11,895,000	2,638,041
Romanian Republic 7.125% 1/17/2033 (o)		4,418,000	4,624,497
Romanian Republic 7.5% 2/10/2037 (o)		4,533,000	4,816,313
Romanian Republic 7.625% 1/17/2053 (o)		1,460,000	1,527,102
Romanian Republic 8% 4/29/2030	RON	7,400,000	1,700,462
TOTAL ROMANIA			54,088,196
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (o)		4,788,000	4,598,682
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (o)		5,647,000	4,754,774
Kingdom of Saudi Arabia 3.45% 2/2/2061 (o)		3,488,000	2,075,465
Kingdom of Saudi Arabia 3.75% 1/21/2055 (o)		5,480,000	3,616,800
Kingdom of Saudi Arabia 4.375% 1/12/2031 (o)		1,991,000	1,938,118
Kingdom of Saudi Arabia 4.5% 10/26/2046 (o)		6,586,000	5,197,408
Kingdom of Saudi Arabia 4.5% 4/22/2060 (o)		3,096,000	2,284,848
Kingdom of Saudi Arabia 4.875% 1/12/2036 (o)		3,495,000	3,361,736
TOTAL SAUDI ARABIA			23,229,149
SENEGAL - 0.0%
Republic of Senegal 4.75% 3/13/2028 (n)	EUR	1,240,667	801,610
Republic of Senegal 6.25% 5/23/2033 (o)		5,182,000	2,584,523
Republic of Senegal 6.75% 3/13/2048 (o)		4,735,000	2,343,079
TOTAL SENEGAL			5,729,212
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (o)		5,568,000	4,845,837
Republic of Serbia 5.5% 5/6/2036 (o)		2,240,000	2,141,160
Republic of Serbia 6% 6/12/2034 (o)		2,519,000	2,525,071
Republic of Serbia 6.25% 5/26/2028 (o)		1,103,000	1,123,306
Republic of Serbia 6.5% 9/26/2033 (o)		5,630,000	5,820,013
TOTAL SERBIA			16,455,387
SOUTH AFRICA - 0.0%
South African Republic 5.65% 9/27/2047		8,878,000	7,368,740
South African Republic 5.75% 9/30/2049		13,078,000	10,835,123
South African Republic 6.125% 12/11/2037 (o)		1,482,000	1,445,365
South African Republic 7.1% 11/19/2036 (o)		3,770,000	4,022,326
South African Republic 7.25% 12/11/2055 (o)		1,344,000	1,311,072
South African Republic 7.3% 4/20/2052		3,097,000	3,072,224
TOTAL SOUTH AFRICA			28,054,850
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (o)(p)		4,229,433	4,354,730
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (o)(p)		10,239,725	9,841,196
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (o)(p)		6,882,021	7,036,866
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (o)(p)		4,632,148	4,724,791
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (o)(p)		4,779,180	3,946,647
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (o)		2,358,112	2,281,473
TOTAL SRI LANKA			32,185,703
SWITZERLAND - 0.0%
Swiss Confederation 4% 4/8/2028 (n)	CHF	500,000	656,974
TRINIDAD & TOBAGO - 0.0%
Republic of Trinidad & Tobago 6.2% 7/16/2038 (o)		3,790,000	3,746,794
Republic of Trinidad & Tobago 6.5% 1/28/2036 (o)		7,974,000	8,091,617
TOTAL TRINIDAD & TOBAGO			11,838,411
TURKEY - 0.1%
Turkish Republic 30% 9/12/2029	TRY	248,690,000	4,634,209
Turkish Republic 4.875% 4/16/2043		8,909,000	6,591,591
Turkish Republic 5.75% 5/11/2047		4,158,000	3,288,354
Turkish Republic 6% 1/14/2041		8,374,000	7,260,593
Turkish Republic 6.3% 3/14/2033		6,375,000	6,165,773
Turkish Republic 6.375% 5/22/2031		2,305,000	2,284,117
Turkish Republic 6.5% 1/3/2035		6,735,000	6,512,947
Turkish Republic 6.625% 2/17/2045		200,000	178,505
Turkish Republic 6.8% 11/4/2036		1,989,000	1,924,656
Turkish Republic 6.875% 1/14/2038		3,982,000	3,846,333
Turkish Republic 6.95% 9/16/2035		2,390,000	2,360,125
Turkish Republic 7.25% 5/29/2032		1,495,000	1,525,169
Turkish Republic 7.625% 4/26/2029		2,150,000	2,230,625
Turkish Republic 7.625% 5/15/2034		4,091,000	4,233,858
Turkish Republic 9.125% 7/13/2030		3,592,000	3,921,602
Turkish Republic 9.375% 1/19/2033		958,000	1,080,384
Turkish Republic 9.375% 3/14/2029		5,856,000	6,294,322
TOTAL TURKEY			64,333,163
UKRAINE - 0.1%
Ukraine Government 0% 2/1/2030 (o)(p)		1,909,000	1,370,661
Ukraine Government 0% 2/1/2034 (o)(p)		6,265,000	3,477,075
Ukraine Government 0% 2/1/2035 (o)(p)		5,895,000	3,410,258
Ukraine Government 0% 2/1/2036 (o)(p)		3,708,000	2,137,662
Ukraine Government 4% 2/1/2032 (o)(p)		10,467,376	8,593,716
Ukraine Government 4.5% 2/1/2029 (o)(p)		7,929,000	6,779,295
Ukraine Government 4.5% 2/1/2034 (o)(p)		17,549,000	12,047,389
Ukraine Government 4.5% 2/1/2035 (o)(p)		9,744,000	6,557,712
Ukraine Government 4.5% 2/1/2036 (o)(p)		4,155,000	2,758,920
TOTAL UKRAINE			47,132,688
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3.125% 9/30/2049 (o)		15,181,000	9,717,814
Emirate of Abu Dhabi 5.5% 4/30/2054 (o)		2,576,000	2,399,029
Emirate of Dubai 3.9% 9/9/2050 (n)		6,063,000	4,061,846
TOTAL UNITED ARAB EMIRATES			16,178,689
UNITED KINGDOM - 0.0%
United Kingdom of Great Britain and Northern Ireland 3.75% 7/22/2052 (n)	GBP	700,000	691,942
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		10,666,783	9,477,437
Uruguay Republic 5.75% 10/28/2034		2,055,641	2,111,143
TOTAL URUGUAY			11,588,580
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.9% 10/19/2031 (o)		4,384,000	4,019,164
Republic of Uzbekistan 5.375% 2/20/2029 (o)		1,739,000	1,730,739
TOTAL UZBEKISTAN			5,749,903
VENEZUELA - 0.0%
Venezuela Republic 11.95% (k)(n)		15,902,400	9,151,831
Venezuela Republic 9.25% (k)		22,023,000	11,490,720
Venezuela Republic 9.25% (k)(n)		18,716,900	9,723,430
Venezuela Republic 9.375% (k)		13,003,000	6,627,369
TOTAL VENEZUELA			36,993,350
ZAMBIA - 0.0%
Republic of Zambia 5.75% 6/30/2033 (o)(p)		2,440,374	2,396,716
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,432,775,802)			1,465,999,432

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
California - 0.0%
General Obligations - 0.0%
State of California 7.625% 3/1/2040	190,000	217,793
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	870,000	1,046,646
TOTAL MUNICIPAL SECURITIES (Cost $1,405,371)		1,264,439

Non-Convertible Corporate Bonds - 13.4%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.25% 1/22/2031 (o)		2,140,000	2,177,171
Sonangol Finance Ltd 10% 1/29/2031 (o)		5,755,000	5,913,263

TOTAL ANGOLA			8,090,434
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (c)(n)	GBP	1,400,000	1,855,042
Commonwealth Bank of Australia 2.688% 3/11/2031 (o)		3,046,000	2,723,490
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(o)		3,723,000	3,550,786
Commonwealth Bank of Australia 3.784% 3/14/2032 (o)		16,472,000	15,129,659
Commonwealth Bank of Australia 3.788% 8/26/2037 (c)(n)	EUR	1,000,000	1,126,791
Commonwealth Bank of Australia 4.454% 5/21/2037 (c)(n)	EUR	950,000	1,093,068
National Australia Bank Ltd 3.612% 1/22/2036 (c)(n)	EUR	1,100,000	1,246,584
National Australia Bank Ltd 5.625% 6/4/2037 (c)(o)		25,750,000	25,154,967
Westpac Banking Corp 4.11% 7/24/2034 (c)		5,791,000	5,617,095
Westpac Banking Corp 5.405% 8/10/2033 (c)		12,205,000	12,140,647
			69,638,129
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (n)	EUR	1,075,000	1,175,414
Cimic Finance Ltd 6% 4/22/2036 (o)		6,139,000	5,995,365
			7,170,779
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (c)(n)	GBP	1,405,000	1,813,887
TOTAL FINANCIALS			78,622,795
Materials - 0.0%
Metals & Mining - 0.0%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (o)		166,000	156,735
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (o)		670,000	664,812
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (o)		135,000	136,495
Glencore Funding LLC 5.186% 4/1/2030 (o)		8,420,000	8,428,835
Glencore Funding LLC 6.125% 10/6/2028 (o)		2,000,000	2,046,752
Glencore Funding LLC 6.375% 10/6/2030 (o)		5,000,000	5,215,811
Mineral Resources Ltd 6% 5/1/2032 (o)		160,000	157,939
Mineral Resources Ltd 6.25% 5/1/2034 (o)		175,000	171,366
TOTAL MATERIALS			16,978,745
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	1,430,000	1,029,800
TOTAL AUSTRALIA			96,631,340
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (n)	EUR	470,000	531,520
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 4.375% 6/23/2031 (n)	EUR	590,000	674,468
Supernova Invest GmbH 5% 6/24/2030 (n)	EUR	275,000	323,415
TOTAL REAL ESTATE			997,883
TOTAL AUSTRIA			1,529,403
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
State Oil Co of the Azerbaijan Republic 6.57% 7/7/2056 (n)		2,520,000	2,513,700
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (o)		9,440,000	9,428,200
Bapco Energies BSC Closed 8.375% 11/7/2028 (o)		1,535,000	1,558,025

TOTAL BAHRAIN			10,986,225
BELGIUM - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (n)	EUR	500,000	582,724
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (n)	EUR	1,700,000	1,981,630
Financials - 0.0%
Banks - 0.0%
KBC Group NV 4.932% 10/16/2030 (c)(o)		22,400,000	22,300,936
KBC Group NV 6.324% 9/21/2034 (c)(o)		9,860,000	10,317,681
TOTAL FINANCIALS			32,618,617
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (n)	EUR	800,000	891,321
TOTAL BELGIUM			36,074,292
BRAZIL - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc 4.9% 1/15/2033		2,760,000	2,659,812
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 4.375% 3/18/2031 (o)		1,965,000	1,707,742
Minerva Luxembourg SA 7.5% 4/22/2036 (o)		1,395,000	1,302,700
Minerva Luxembourg SA 8.875% 9/13/2033 (o)		3,525,000	3,580,695
NBM US Holdings Inc 6.625% 8/6/2029 (o)		2,085,000	2,080,601
			8,671,738
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (o)		4,345,000	3,805,627
TOTAL CONSUMER STAPLES			12,477,365
Energy - 0.0%
Energy Equipment & Services - 0.0%
Yinson Boronia Production BV 8.947% 7/31/2042 (o)		2,904,363	3,202,060
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (o)		3,541,878	3,512,658
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (o)		3,315,000	3,287,552
			6,800,210
TOTAL ENERGY			10,002,270
Industrials - 0.0%
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (o)		1,195,392	1,275,334
Materials - 0.1%
Metals & Mining - 0.1%
CSN Inova Ventures 11% 8/12/2030 (o)		6,217,000	4,861,072
CSN Resources SA 8.875% 12/5/2030 (o)		5,805,000	4,243,455
ERO Copper Corp 6.5% 2/15/2030 (o)		880,000	878,724
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(o)		7,656,458	7,729,501
Usiminas International Sarl 7.5% 1/27/2032 (o)		2,380,000	2,417,485
			20,130,237
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (o)		2,845,000	2,963,295
Suzano Netherlands BV 5.5% 1/15/2036		3,400,000	3,250,230
			6,213,525
TOTAL MATERIALS			26,343,762
TOTAL BRAZIL			52,758,543
CANADA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.375% 6/9/2056 (c)		415,000	406,721
TELUS Corp 6.625% 10/15/2055 (c)		280,000	277,242
TELUS Corp 7% 10/15/2055 (c)		420,000	416,435
			1,100,398
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.8% 3/15/2032		7,438,000	6,834,784
Rogers Communications Inc 4.55% 3/15/2052		9,856,000	7,460,770
Rogers Communications Inc 6.875% 7/31/2056 (c)		1,280,000	1,284,177
			15,579,731
TOTAL COMMUNICATION SERVICES			16,680,129
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (o)		1,120,000	1,057,614
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (o)		1,855,000	1,877,459
			2,935,073
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (o)		6,402,000	6,237,694
TOTAL CONSUMER DISCRETIONARY			9,172,767
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (o)		3,940,000	3,687,584
Alimentation Couche-Tard Inc 5.077% 9/29/2035 (o)		22,000,000	21,212,923
TOTAL CONSUMER STAPLES			24,900,507
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 2.95% 7/15/2030		8,571,000	7,979,311
Canadian Natural Resources Ltd 5% 12/15/2029		7,200,000	7,210,817
Canadian Natural Resources Ltd 5.85% 2/1/2035		296,000	302,058
Canadian Natural Resources Ltd 6.25% 3/15/2038		8,834,000	9,149,765
Canadian Natural Resources Ltd 6.5% 2/15/2037		6,400,000	6,779,502
Cenovus Energy Inc 2.65% 1/15/2032		5,168,000	4,560,309
Cenovus Energy Inc 3.75% 2/15/2052		2,379,000	1,637,049
Cenovus Energy Inc 4.65% 3/20/2031		8,552,000	8,374,299
Cenovus Energy Inc 5.25% 6/15/2037		657,000	624,809
Cenovus Energy Inc 5.4% 3/20/2036		3,191,000	3,104,573
Cenovus Energy Inc 5.4% 6/15/2047		1,485,000	1,341,851
Cenovus Energy Inc 6.75% 11/15/2039		3,025,000	3,260,944
Enbridge Inc 4.9% 6/20/2030		11,871,000	11,831,125
Enbridge Inc 5.55% 6/20/2035		9,900,000	9,858,164
Enbridge Inc 5.7% 3/8/2033		8,000,000	8,146,935
Enbridge Inc 5.95% 4/5/2054		12,809,000	12,317,876
Enbridge Inc 6% 11/15/2028		6,027,000	6,175,091
Enbridge Inc 6.7% 11/15/2053		2,200,000	2,316,242
Enbridge Inc 7.2% 6/27/2054 (c)		5,400,000	5,655,690
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)		157,000	164,751
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027		8,200,000	8,207,641
TransCanada PipeLines Ltd 6.125% 10/17/2056 (c)		300,000	299,938
TOTAL ENERGY			119,298,740
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (c)(n)	EUR	3,200,000	3,612,462
Bank of Nova Scotia/The 4.247% 2/2/2030 (c)		11,000,000	10,828,062
Bank of Nova Scotia/The 4.338% 9/15/2031 (c)		7,090,000	6,880,233
Bank of Nova Scotia/The 4.813% 2/2/2034 (c)		5,000,000	4,828,897
Bank of Nova Scotia/The 5.13% 2/14/2031 (c)		3,300,000	3,300,814
Canadian Imperial Bank of Commerce 5.051% 6/16/2032 (c)		7,040,000	6,978,130
Royal Bank of Canada 3.125% 9/27/2031 (c)(n)	EUR	1,440,000	1,633,347
Toronto Dominion Bank 3.357% 9/22/2032 (n)	EUR	1,300,000	1,458,090
			39,520,035
Insurance - 0.0%
Empower Finance 2020 LP 3.075% 9/17/2051 (o)		3,522,000	2,180,688
Intact Financial Corp 5.459% 9/22/2032 (o)		7,368,000	7,428,601
			9,609,289
TOTAL FINANCIALS			49,129,324
Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 2/15/2028 (o)		150,000	146,892
Materials - 0.0%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		655,000	654,838
Methanex Corp 5.25% 12/15/2029		75,000	74,603
NOVA Chemicals Corp 8.5% 11/15/2028 (o)		820,000	843,301
			1,572,742
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (o)		525,000	533,153
TOTAL MATERIALS			2,105,895
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031		7,893,000	7,027,284
Emera US Finance LP 4.75% 6/15/2046		5,449,000	4,497,163
TransAlta Corp 5.875% 2/1/2034		370,000	361,213
TransAlta Corp 6.5% 3/15/2040		435,000	416,532
TOTAL UTILITIES			12,302,192
TOTAL CANADA			233,736,446
CHILE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (o)		1,465,000	1,466,392
Materials - 0.0%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA 5.625% 4/22/2056 (c)(o)		3,935,000	3,852,955
Metals & Mining - 0.0%
Antofagasta PLC 2.375% 10/14/2030 (o)		4,285,000	3,832,847
Antofagasta PLC 5.625% 9/9/2035 (o)		2,260,000	2,246,688
Antofagasta PLC 5.625% 5/13/2032 (o)		2,620,000	2,649,606
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (o)		3,245,000	3,049,327
Corp Nacional del Cobre de Chile 3.15% 1/15/2051 (o)		2,855,000	1,716,326
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (o)		6,590,000	4,423,373
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (o)		2,910,000	2,273,438
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (o)		1,915,000	1,870,725
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (o)		2,015,000	1,949,593
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (o)		1,685,000	1,710,274
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (o)		3,915,000	3,839,441
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (o)		2,030,000	2,097,802
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (o)		1,815,000	1,889,234
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (o)		2,730,000	2,821,182
			36,369,856
TOTAL MATERIALS			40,222,811
Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (o)		1,304,969	1,302,437
TOTAL CHILE			42,991,640
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 2.125% 2/9/2031		2,350,000	2,101,723
Alibaba Group Holding Ltd 2.7% 2/9/2041		12,255,000	8,574,088
Prosus NV 3.832% 2/8/2051 (o)		2,585,000	1,677,949
Prosus NV 4.193% 1/19/2032 (o)		3,990,000	3,759,328

TOTAL CHINA			16,113,088
COLOMBIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (o)		3,713,000	3,518,068
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ecopetrol SA 7.75% 2/1/2032		1,775,000	1,832,333
Ecopetrol SA 8.375% 1/19/2036		3,140,000	3,322,120
Ecopetrol SA 8.875% 1/13/2033		6,635,000	7,170,776
Geopark Ltd 5.5% 1/17/2027 (o)		1,015,000	997,237
Geopark Ltd 8.75% 1/31/2030 (o)		3,285,000	3,378,623
TOTAL ENERGY			16,701,089
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (o)		4,090,000	4,242,802
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (o)		6,269,531	5,933,798
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (o)		175,000	182,757
Termocandelaria Power SA 7.75% 9/17/2031 (o)		4,207,000	4,359,504
TOTAL UTILITIES			10,476,059
TOTAL COLOMBIA			34,938,018
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (o)		3,445,000	3,467,117
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (o)		1,505,000	1,569,647
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (o)		4,925,000	5,014,266
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 5.25% 1/10/2031 (o)	EUR	790,000	931,389
Czechoslovak Group AS 6.5% 1/10/2031 (o)		3,535,000	3,590,818
TOTAL INDUSTRIALS			4,522,207
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (n)	EUR	400,000	377,503
TOTAL CZECH REPUBLIC			4,899,710
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (n)	EUR	925,000	1,045,768
Food Products - 0.0%
Arla Foods amba 3.875% 5/22/2033 (n)	EUR	280,000	321,236
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (n)	EUR	425,000	502,743
TOTAL CONSUMER STAPLES			1,869,747
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (c)(n)	EUR	705,000	821,790
Jyske Bank A/S 5.125% 5/1/2035 (c)(n)	EUR	665,000	795,752
			1,617,542
Financial Services - 0.0%
Nykredit Realkredit A/S 3.75% 9/26/2033 (n)	EUR	1,250,000	1,413,356
TOTAL FINANCIALS			3,030,898
Health Care - 0.0%
Biotechnology - 0.0%
Genmab A/S/Genmab Finance LLC 6.25% 12/15/2032 (o)		190,000	192,809
TOTAL DENMARK			5,093,454
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (n)	EUR	420,000	466,968
Citycon Treasury BV 5.375% 7/8/2031 (n)	EUR	300,000	330,110

TOTAL FINLAND			797,078
FRANCE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 6.875% 7/15/2032 (o)		690,000	676,550
Orange SA 4.25% 1/13/2031 (o)		14,281,000	13,759,488
Orange SA 4.75% 1/13/2033 (o)		12,609,000	12,137,851
Orange SA 5% 1/13/2036 (o)		11,760,000	11,181,078
			37,754,967
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (n)	EUR	900,000	1,016,193
TOTAL COMMUNICATION SERVICES			38,771,160
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Valeo SE 4.625% 3/23/2032 (n)	EUR	400,000	465,252
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (c)(n)	EUR	800,000	921,651
RCI Banque SA 5.5% 10/9/2034 (c)(n)	EUR	600,000	714,508
			1,636,159
TOTAL CONSUMER DISCRETIONARY			2,101,411
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (n)	EUR	1,000,000	1,100,897
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (o)		537,000	559,965
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 1.904% 9/30/2028 (c)(o)		7,317,000	7,096,525
BNP Paribas SA 2.159% 9/15/2029 (c)(o)		3,350,000	3,167,405
BNP Paribas SA 2.591% 1/20/2028 (c)(o)		2,740,000	2,717,612
BNP Paribas SA 3.945% 2/18/2037 (c)(n)	EUR	2,600,000	2,940,753
BNP Paribas SA 5.786% 1/13/2033 (c)(o)		28,396,000	28,808,478
BPCE SA 2.277% 1/20/2032 (c)(o)		7,519,000	6,586,696
BPCE SA 5.716% 1/18/2030 (c)(o)		750,000	759,346
BPCE SA 7.003% 10/19/2034 (c)(o)		1,150,000	1,222,202
Societe Generale SA 4.677% 6/15/2027 (o)		4,831,000	4,841,032
Societe Generale SA 5.5% 4/13/2029 (c)(o)		24,956,000	25,118,498
Societe Generale SA 5.634% 1/19/2030 (c)(o)		7,780,000	7,858,839
Societe Generale SA 6.446% 1/10/2029 (c)(o)		6,850,000	6,979,184
Societe Generale SA 6.691% 1/10/2034 (c)(o)		550,000	575,644
			98,672,214
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (o)		345,000	347,805
TOTAL FINANCIALS			99,020,019
Real Estate - 0.0%
Industrial REITs - 0.0%
ARGAN SA 3.779% 10/30/2029 (n)	EUR	300,000	347,271
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.5% 1/25/2035 (n)	GBP	1,500,000	1,951,608
Electricite de France SA 6.125% 6/2/2034 (n)	GBP	100,000	136,413
			2,088,021
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (n)	EUR	800,000	904,393
Engie SA 4.25% 9/6/2034 (n)	EUR	600,000	702,383
Engie SA 6.1% 6/24/2036	AUD	1,430,000	1,002,707
Veolia Environnement SA 3.324% 6/17/2032 (n)	EUR	2,200,000	2,478,447
			5,087,930
TOTAL UTILITIES			7,175,951
TOTAL FRANCE			149,076,674
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (o)		3,705,000	3,703,296
Financials - 0.0%
Banks - 0.0%
Bank of Georgia JSC 6.5% 6/3/2031 (o)		2,070,000	2,061,523
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (o)		5,220,000	5,033,176
TOTAL GEORGIA			10,797,995
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (n)	EUR	500,000	549,538
Schaeffler AG 5.375% 4/1/2031 (n)	EUR	400,000	481,902
ZF Europe Finance BV 4.75% 1/31/2029 (n)	EUR	600,000	702,315
ZF Europe Finance BV 5.5% 2/17/2032 (n)	EUR	700,000	812,939
ZF Europe Finance BV 7% 6/12/2030 (n)	EUR	400,000	493,711
ZF North America Capital Inc 6.75% 4/23/2030 (o)		185,000	186,466
ZF North America Capital Inc 6.875% 4/14/2028 (o)		315,000	320,307
ZF North America Capital Inc 6.875% 4/23/2032 (o)		185,000	185,389
			3,732,567
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 4.875% 8/3/2029 (o)		12,000,000	11,956,084
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (o)		3,394,000	3,384,533
Volkswagen Group of America Finance LLC 4.850% 9/11/2030 (o)		10,200,000	10,003,646
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (o)		8,400,000	8,402,408
			33,746,671
TOTAL CONSUMER DISCRETIONARY			37,479,238
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 5.25% 3/5/2030 (n)	EUR	675,000	812,587
REWE International Finance BV 4.875% 9/13/2030 (n)	EUR	300,000	361,467
TOTAL CONSUMER STAPLES			1,174,054
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (n)	EUR	1,100,000	1,241,612
Financials - 0.1%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (c)(n)	EUR	800,000	919,176
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (c)(n)	EUR	500,000	568,751
Volkswagen Bank GmbH 3.5% 6/19/2031 (n)	EUR	700,000	795,569
			2,283,496
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)		2,513,000	2,500,607
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (c)		4,028,000	3,619,931
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (c)		10,000,000	9,246,024
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (c)		11,170,000	10,849,730
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)		8,600,000	8,471,796
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (c)		4,681,000	4,606,993
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)		5,700,000	5,736,997
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)		11,000,000	11,263,169
			56,295,247
Financial Services - 0.0%
KfW 0.375% 5/20/2036 (n)	EUR	454,000	393,919
KfW 0.75% 1/15/2029 (n)	EUR	1,485,000	1,634,921
			2,028,840
Insurance - 0.0%
Allianz SE 5.6% 9/3/2054 (c)(o)		7,200,000	7,043,219
TOTAL FINANCIALS			67,650,802
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 4.375% 12/15/2028 (o)		6,803,000	6,712,598
Bayer US Finance II LLC 4.875% 6/25/2048 (o)		5,321,000	4,291,772
Bayer US Finance LLC 5.125% 7/20/2031 (o)		12,987,000	12,879,713
Bayer US Finance LLC 5.375% 7/20/2033 (o)		7,624,000	7,530,397
Bayer US Finance LLC 5.625% 7/20/2036 (o)		5,000,000	4,902,111
Bayer US Finance LLC 6.25% 1/21/2029 (o)		5,290,000	5,436,866
Bayer US Finance LLC 6.375% 11/21/2030 (o)		1,480,000	1,540,729
Bayer US Finance LLC 6.375% 7/20/2056 (o)		10,000,000	9,703,193
Bayer US Finance LLC 6.5% 11/21/2033 (o)		10,485,000	11,008,304
Bayer US Finance LLC 6.875% 11/21/2053 (o)		16,200,000	16,815,612
TOTAL HEALTH CARE			80,821,295
Industrials - 0.0%
Machinery - 0.0%
KION Group AG 4.125% 3/24/2031 (n)	EUR	245,000	283,189
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3.5% 2/16/2034 (n)	EUR	1,000,000	1,120,173
Real Estate - 0.0%
Diversified REITs - 0.0%
Sirius Real Estate Ltd 4% 1/22/2032 (n)	EUR	800,000	901,547
Real Estate Management & Development - 0.0%
ACCENTRO East Holding GMBH 15% 6/30/2027 pay-in-kind (j)	EUR	100,000	121,757
Accentro Real Estate AG 10% 12/30/2027 pay-in-kind	EUR	426,962	545,176
Accentro Real Estate AG 7% pay-in-kind (c)(k)(n)	EUR	1,467,348	392,012
			1,058,945
TOTAL REAL ESTATE			1,960,492
Utilities - 0.0%
Electric Utilities - 0.0%
Amprion GmbH 3.125% 8/27/2030 (n)	EUR	800,000	908,641
Amprion GmbH 3.625% 5/21/2031 (n)	EUR	300,000	345,889
Amprion GmbH 3.875% 6/5/2036 (n)	EUR	900,000	1,008,309
EnBW International Finance BV 3.75% 11/20/2035 (n)	EUR	995,000	1,119,806
EnBW International Finance BV 5.7923% 2/26/2036 (n)	AUD	1,260,000	864,054
			4,246,699
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (o)		5,093,000	4,864,745
TOTAL UTILITIES			9,111,444
TOTAL GERMANY			200,842,299
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (o)		2,610,000	2,595,332
Kosmos Energy Ltd 8.75% 10/1/2031 (o)		5,805,000	5,230,189

TOTAL GHANA			7,825,521
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (o)		1,210,000	1,230,500
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (o)		3,485,000	3,298,553
Millicom International Cellular SA 4.5% 4/27/2031 (o)		9,611,000	8,964,708
Millicom International Cellular SA 5.125% 1/15/2028 (o)		688,500	681,099
Millicom International Cellular SA 7.375% 4/2/2032 (o)		1,780,000	1,828,950
TOTAL COMMUNICATION SERVICES			14,773,310
Utilities - 0.0%
Electric Utilities - 0.0%
Energuate Trust 2 0 6.35% 9/15/2035 (o)		2,560,000	2,513,600
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (o)		3,850,000	3,788,464
TOTAL UTILITIES			6,302,064
TOTAL GUATEMALA			21,075,374
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 5.375% 4/5/2034 (o)		4,500,000	4,481,456
Prudential Funding Asia PLC 2.95% 11/3/2033 (c)(n)		3,700,000	3,540,313

TOTAL HONG KONG			8,021,769
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (o)		1,485,000	1,504,379
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (n)		1,480,000	1,535,293
MVM Energetika Zrt 7.5% 6/9/2028 (n)		375,000	387,023
TOTAL UTILITIES			1,922,316
TOTAL HUNGARY			3,426,695
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (o)		6,485,000	6,496,348
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (o)		1,940,000	1,937,866
Freeport Indonesia PT 5.315% 4/14/2032 (o)		2,900,000	2,853,107
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (o)		5,335,000	5,329,772
TOTAL MATERIALS			10,120,745
TOTAL INDONESIA			16,617,093
IRELAND - 0.4%
Financials - 0.1%
Banks - 0.0%
Bank of Ireland Group PLC 4.997% 11/12/2032 (c)(o)		8,049,000	7,907,505
Bank of Ireland Group PLC 5.601% 3/20/2030 (c)(o)		6,500,000	6,589,385
			14,496,890
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		14,122,000	14,080,405
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		31,806,000	30,551,473
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		15,939,000	14,383,010
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033		2,691,000	2,348,007
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041		4,396,000	3,432,131
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029		6,297,000	6,178,500
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030		4,113,000	3,992,664
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034		8,350,000	7,973,765
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029		5,200,000	5,214,292
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		16,700,000	16,943,518
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027		4,800,000	4,824,826
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030		10,400,000	10,744,546
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		1,866,000	1,885,445
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)		1,095,000	1,101,058
			123,653,640
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (o)		715,000	717,883
GGAM Finance Ltd 6.875% 4/15/2029 (o)		460,000	467,480
			1,185,363
TOTAL FINANCIALS			139,335,893
Industrials - 0.3%
Passenger Airlines - 0.1%
SMBC Aviation Capital Finance DAC 4.95% 7/23/2029 (o)		3,375,000	3,364,092
SMBC Aviation Capital Finance DAC 5.2% 7/23/2031 (o)		11,054,000	10,984,963
SMBC Aviation Capital Finance DAC 5.7% 7/23/2036 (o)		17,800,000	17,583,893
SMBC Aviation Capital Finance DAC 5.7% 7/25/2033 (o)		6,000,000	6,018,474
			37,951,422
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (o)		11,688,000	11,620,212
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (o)		3,442,000	3,360,691
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (o)		555,000	530,233
Avolon Holdings Funding Ltd 4.9% 10/10/2030 (o)		10,000,000	9,818,528
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (o)		10,100,000	10,114,586
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (o)		14,415,000	14,347,800
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (o)		15,782,000	15,813,763
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (o)		6,000,000	6,086,139
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (o)		10,500,000	10,638,734
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (o)		28,614,000	29,229,596
			111,560,282
TOTAL INDUSTRIALS			149,511,704
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	250,000	284,206
Smurfit Kappa Treasury ULC 5.438% 4/3/2034		10,500,000	10,469,040
Smurfit Westrock Financing DAC 5.418% 1/15/2035		6,624,000	6,563,358
TOTAL MATERIALS			17,316,604
TOTAL IRELAND			306,164,201
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (n)(o)		4,300,000	4,272,899
Energean Israel Finance Ltd 5.875% 3/30/2031 (n)(o)		3,030,000	2,906,054
Energean Israel Finance Ltd 8.5% 9/30/2033 (n)(o)		1,145,000	1,203,161
Leviathan Bond Ltd 6.5% 6/30/2027 (n)(o)		3,320,000	3,323,705
Leviathan Bond Ltd 6.75% 6/30/2030 (n)(o)		2,300,000	2,356,360
TOTAL ENERGY			14,062,179
Financials - 0.0%
Banks - 0.0%
Bank Hapoalim BM 5.252% 1/14/2033 (n)(o)		2,090,000	2,052,673
Bank Leumi Le-Israel BM 5.7398% 9/9/2036 (c)(n)(o)		2,985,000	2,942,166
TOTAL FINANCIALS			4,994,839
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		200,000	204,627
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		950,000	964,491
TOTAL HEALTH CARE			1,169,118
TOTAL ISRAEL			20,226,136
ITALY - 0.1%
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC Finance BV 4% 10/1/2033 (n)	EUR	930,000	1,078,747
Davide Campari-Milano NV 4.25% 6/17/2033 (n)	EUR	1,550,000	1,788,664
TOTAL CONSUMER STAPLES			2,867,411
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(o)		17,320,000	16,212,336
Intesa Sanpaolo SpA 5% 6/29/2030 (c)(o)		6,480,000	6,443,959
TOTAL FINANCIALS			22,656,295
Utilities - 0.1%
Electric Utilities - 0.1%
ENEL Finance International NV 4.375% 9/30/2030 (o)		17,235,000	16,760,000
ENEL Finance International NV 5% 9/30/2035 (o)		10,000,000	9,502,977
ENEL Finance International NV 5.125% 6/26/2029 (o)		12,100,000	12,176,316
ENEL Finance International NV 5.5% 6/26/2034 (o)		9,385,000	9,331,459
ENEL Finance International NV 7.5% 10/14/2032 (o)		1,105,000	1,220,582
Enel SpA 3.375% (c)(n)(v)	EUR	671,000	779,241
			49,770,575
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (o)		977,000	979,944
TOTAL UTILITIES			50,750,519
TOTAL ITALY			76,274,225
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (o)		834,138	829,257
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (o)		1,225,000	1,200,280

TOTAL JAMAICA			2,029,537
JAPAN - 0.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 1.591% 4/3/2028 (o)		3,586,000	3,409,589
NTT Finance Corp 3.678% 7/16/2033 (n)	EUR	600,000	678,166
NTT Finance Corp 4.567% 7/16/2027 (o)		3,278,000	3,278,694
NTT Finance Corp 4.62% 7/16/2028 (o)		3,215,000	3,200,385
NTT Finance Corp 4.8279% 11/1/2029 (o)		9,891,000	9,828,347
NTT Finance Corp 4.876% 7/16/2030 (o)		17,493,000	17,272,690
NTT Finance Corp 5.0115% 11/1/2031 (o)		11,095,000	10,919,012
NTT Finance Corp 5.171% 7/16/2032 (o)		16,350,000	16,086,665
NTT Finance Corp 5.2588% 11/1/2033 (o)		15,971,000	15,636,581
NTT Finance Corp 5.483% 11/1/2036 (o)		15,000,000	14,590,473
NTT Finance Corp 5.502% 7/16/2035 (o)		6,100,000	5,990,748
TOTAL COMMUNICATION SERVICES			100,891,350
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 4.85% 5/15/2028 (o)		4,109,000	4,119,993
Japan Tobacco Inc 5.25% 6/15/2030 (o)		10,408,000	10,505,832
Japan Tobacco Inc 5.85% 6/15/2035 (o)		7,300,000	7,490,679
TOTAL CONSUMER STAPLES			22,116,504
Financials - 0.1%
Banks - 0.1%
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)		4,211,000	4,197,279
Mitsubishi UFJ Financial Group Inc 3.856% 4/22/2034 (c)(n)	EUR	1,175,000	1,345,476
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (c)		3,836,000	3,801,922
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (c)		4,600,000	4,511,175
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (c)		4,690,000	4,701,653
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (c)		6,000,000	6,045,724
Mizuho Bank Ltd 5.185% 4/16/2036 (o)		9,700,000	9,440,317
Mizuho Financial Group Inc 4.254% 9/11/2029 (c)		1,035,000	1,023,732
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)		20,356,000	20,064,503
Mizuho Financial Group Inc 5.323% 7/8/2036 (c)		10,000,000	9,800,747
Sumitomo Mitsui Financial Group Inc 3.961% 4/2/2034 (c)(n)	EUR	1,160,000	1,335,370
Sumitomo Mitsui Financial Group Inc 4.494% 1/15/2032 (c)		7,000,000	6,801,399
Sumitomo Mitsui Financial Group Inc 4.934% 7/7/2032 (c)		7,587,000	7,475,013
TOTAL FINANCIALS			80,544,310
TOTAL JAPAN			203,552,164
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (o)		4,145,000	3,706,418
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (o)		1,890,000	1,748,250
TOTAL ENERGY			5,454,668
Financials - 0.0%
Financial Services - 0.0%
Development Bank of Kazakhstan JSC 16.95% 5/8/2029 (o)	KZT	821,620,000	1,806,822
TOTAL KAZAKHSTAN			7,261,490
LUXEMBOURG - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (o)		205,000	218,281
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	6,558,500	1,038,586
Real Estate - 0.0%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (n)	EUR	1,700,000	1,892,272
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (n)	EUR	400,000	461,938
Real Estate Management & Development - 0.0%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (n)	EUR	2,271,000	2,523,900
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (n)	EUR	1,000,000	1,111,134
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (n)	EUR	450,000	530,729
European Outlet Mall Venture Sarl 4% 7/15/2031 (n)	EUR	830,000	946,442
Logicor Financing Sarl 0.875% 1/14/2031 (n)	EUR	600,000	606,030
Logicor Financing Sarl 3.75% 7/14/2032 (n)	EUR	370,000	414,134
P3 Group Sarl 3.75% 4/2/2033 (n)	EUR	600,000	667,793
P3 Group Sarl 4% 4/19/2032 (n)	EUR	800,000	912,569
			7,712,731
TOTAL REAL ESTATE			10,066,941
TOTAL LUXEMBOURG			11,323,808
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (o)		3,810,000	3,425,428
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (o)		5,240,000	3,290,039
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (o)		4,715,000	4,685,107
TOTAL MALAYSIA			11,400,574
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (o)		2,005,000	2,027,897
MEXICO - 0.4%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (k)(n)		9,520,000	2,760,799
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Esentia Energy Development SAB de CV 6.125% 7/30/2033 (o)		990,000	977,918
Esentia Energy Development SAB de CV 6.5% 7/30/2038 (o)		1,140,000	1,102,585
Petroleos Mexicanos 5.95% 1/28/2031		17,450,000	17,244,090
Petroleos Mexicanos 6.35% 2/12/2048		1,560,000	1,258,920
Petroleos Mexicanos 6.5% 6/2/2041		3,705,000	3,264,105
Petroleos Mexicanos 6.625% 6/15/2035		37,960,000	36,279,511
Petroleos Mexicanos 6.7% 2/16/2032		20,084,000	20,194,462
Petroleos Mexicanos 6.75% 9/21/2047		22,490,000	18,834,251
Petroleos Mexicanos 6.95% 1/28/2060		43,396,000	35,584,720
Petroleos Mexicanos 7.69% 1/23/2050		89,971,000	82,040,056
TOTAL ENERGY			216,780,618
Financials - 0.0%
Banks - 0.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 6% 5/14/2036 (c)(o)		1,295,000	1,282,698
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (o)		4,195,000	4,190,427
TOTAL FINANCIALS			5,473,125
Materials - 0.0%
Chemicals - 0.0%
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (o)		5,880,000	5,912,569
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (o)		2,534,515	2,683,418
Saavi Energia Sarl 8.875% 2/10/2035 (o)		5,500,000	6,042,025
TOTAL UTILITIES			8,725,443
TOTAL MEXICO			239,652,554
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 5.125% 6/23/2051 (o)		1,405,000	1,095,591
OCP SA 6.875% 4/25/2044 (o)		1,860,000	1,843,446
OCP SA 7.5% 5/2/2054 (o)		5,885,000	6,103,157

TOTAL MOROCCO			9,042,194
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 0.625% 1/22/2029 (n)	EUR	970,000	1,064,763
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (n)	EUR	300,000	338,065
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (o)		530,000	489,156
TOTAL COMMUNICATION SERVICES			827,221
Consumer Staples - 0.0%
Food Products - 0.0%
JDE Peet's NV 1.375% 1/15/2027 (o)		3,516,000	3,473,161
JDE Peet's NV 2.25% 9/24/2031 (o)		2,660,000	2,286,287
TOTAL CONSUMER STAPLES			5,759,448
Financials - 0.0%
Banks - 0.0%
ABN AMRO Bank NV 5.515% 12/3/2035 (c)(o)		17,600,000	17,533,734
Cooperatieve Rabobank UA 1.98% 12/15/2027 (c)(o)		3,614,000	3,586,909
Cooperatieve Rabobank UA 3.649% 4/6/2028 (c)(o)		6,943,000	6,904,467
Cooperatieve Rabobank UA 5.71% 1/21/2033 (c)(o)		1,870,000	1,911,048
ING Groep NV 3% 8/17/2031 (c)(n)	EUR	1,800,000	2,028,306
ING Groep NV 5.335% 3/19/2030 (c)		6,500,000	6,562,820
			38,527,284
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (c)(n)		5,775,000	5,777,532
TOTAL FINANCIALS			44,304,816
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032		16,241,000	14,161,320
NXP BV / NXP Funding LLC / NXP USA Inc 3.4% 5/1/2030		5,200,000	4,902,462
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		8,338,000	8,095,788
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		29,120,000	28,257,241
TOTAL INFORMATION TECHNOLOGY			55,416,811
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Vesteda Finance BV 3.75% 7/16/2030 (n)	EUR	360,000	415,097
TOTAL NETHERLANDS			106,723,393
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (o)		820,000	816,531
IHS Holding Ltd 7.875% 5/29/2030 (o)		3,940,000	4,041,022
TOTAL COMMUNICATION SERVICES			4,857,553
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Mauritius NG Holdco Ltd 8% 9/18/2027 (o)		797,471	794,481
Materials - 0.0%
Chemicals - 0.0%
Dangote Fertiliser Ltd 7.75% 5/5/2031 (o)		3,515,000	3,528,181
TOTAL NIGERIA			9,180,215
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (o)		810,000	849,833
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 1.605% 3/30/2028 (c)(o)		3,208,000	3,155,042
DNB Bank ASA 3.625% 5/28/2032 (c)(n)	EUR	1,100,000	1,264,195
TOTAL FINANCIALS			4,419,237
TOTAL NORWAY			5,269,070
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Veon Midco BV 6.95% 6/1/2031 (o)		2,505,000	2,501,543
Veon Midco BV 7.45% 6/1/2033 (o)		2,170,000	2,164,727

TOTAL PAKISTAN			4,666,270
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (o)		4,450,000	4,385,653
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (o)		4,940,000	4,701,200
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (o)		295,000	298,127
TOTAL COMMUNICATION SERVICES			9,384,980
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (o)		2,575,000	2,074,175
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Generadora de Gatun SA 6.874% 9/30/2044 (o)		1,585,000	1,599,741
TOTAL PANAMA			13,058,896
PERU - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (o)		2,700,000	2,666,250
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (o)		5,550,000	5,653,674
Volcan Cia Minera SAA 8.5% 10/28/2032 (o)		6,355,000	6,556,136
TOTAL MATERIALS			12,209,810
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (o)		1,785,000	1,749,746
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (o)		2,425,000	2,419,229
TOTAL UTILITIES			4,168,975
TOTAL PERU			19,045,035
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (o)		4,660,000	4,741,597
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Finance DAC 6.5% 10/15/2030 (n)	EUR	1,600,000	1,721,082
TOTAL POLAND			6,462,679
QATAR - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 2.25% 7/12/2031 (o)		5,575,000	4,899,394
QatarEnergy 3.125% 7/12/2041 (o)		4,205,000	3,050,728
QatarEnergy 3.3% 7/12/2051 (o)		12,145,000	7,834,132
TOTAL ENERGY			15,784,254
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (o)		810,891	822,105
TOTAL QATAR			16,606,359
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (o)		9,625,705	8,577,177
Green Palm Bidco Sarl 5.9573% 6/30/2041 (o)		1,330,000	1,305,062
Green Palm Bidco Sarl 6.4623% 6/30/2046 (o)		3,255,000	3,165,488
Saudi Arabian Oil Co 2.25% 11/24/2030 (o)		6,425,000	5,705,015
Saudi Arabian Oil Co 3.25% 11/24/2050 (o)		7,110,000	4,342,930
Saudi Arabian Oil Co 3.5% 4/16/2029 (o)		9,320,000	8,970,500
Saudi Arabian Oil Co 4.25% 4/16/2039 (o)		8,250,000	7,059,855
Saudi Arabian Oil Co 4.375% 2/2/2031 (o)		3,865,000	3,739,967
Saudi Arabian Oil Co 4.375% 4/16/2049 (o)		8,020,000	6,144,764
Saudi Arabian Oil Co 5% 2/2/2036 (o)		2,230,000	2,145,661
Saudi Arabian Oil Co 5.875% 7/17/2064 (o)		880,000	786,474
Saudi Arabian Oil Co 6.375% 6/2/2055 (o)		4,600,000	4,489,968
TOTAL ENERGY			56,432,861
Financials - 0.0%
Financial Services - 0.0%
Avilease Capital Ltd 5.5% 6/30/2031 (o)		22,225,000	22,152,324
Gaci First Investment Co 5.125% 2/14/2053 (n)		2,295,000	1,888,372
Gaci First Investment Co 5.625% 7/29/2034 (n)		4,720,000	4,742,184
TOTAL FINANCIALS			28,782,880
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (o)		3,970,000	3,975,598
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (o)		3,055,000	3,028,269
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (o)		3,195,000	3,223,499
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (o)		2,160,000	2,208,298
TMS Issuer Sarl 5.78% 8/23/2032 (o)		2,340,000	2,381,681
TOTAL INDUSTRIALS			14,817,345
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (o)		2,230,000	2,168,674
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (o)		2,320,000	2,313,226
TOTAL MATERIALS			4,481,900
TOTAL SAUDI ARABIA			104,514,986
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (o)		5,415,000	5,396,048
SOUTH AFRICA - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (o)		2,565,000	2,652,979
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		5,040,000	5,030,928
Sasol Financing USA LLC 8.75% 4/10/2033 (o)		1,305,000	1,371,881
Sasol Financing USA LLC 8.75% 5/3/2029 (o)		5,670,000	5,978,449
			12,381,258
Metals & Mining - 0.0%
Anglo American Capital PLC 3.875% 3/16/2029 (o)		6,227,000	6,068,398
TOTAL MATERIALS			18,449,656
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (o)		5,505,000	5,587,575
Eskom Holdings 8.45% 8/10/2028 (o)		4,745,000	4,970,388
TOTAL UTILITIES			10,557,963
TOTAL SOUTH AFRICA			31,660,598
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA 2.749% 12/3/2030		10,800,000	9,733,503
Banco Santander SA 5.005% 8/25/2030 (c)		7,000,000	6,976,635
CaixaBank SA 4.818% 4/22/2032 (c)(o)		1,715,000	1,677,663
CaixaBank SA 5.673% 3/15/2030 (c)(o)		8,900,000	9,031,765
CaixaBank SA 6.037% 6/15/2035 (c)(o)		11,757,000	12,022,063
TOTAL FINANCIALS			39,441,629
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (o)		4,755,000	4,656,283
TOTAL SPAIN			44,097,912
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Akelius Residential Ab 3.95% 3/25/2031 (n)	EUR	500,000	570,557
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (n)	EUR	650,000	728,589
Sveafastigheter AB 4.5% 3/2/2032 (n)	EUR	830,000	954,722

TOTAL SWEDEN			2,253,868
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 2.095% 2/11/2032 (c)(o)		7,800,000	6,800,575
UBS Group AG 3.091% 5/14/2032 (c)(o)		5,293,000	4,804,369
UBS Group AG 3.126% 8/13/2030 (c)(o)		5,359,000	5,077,295
UBS Group AG 4.125% 6/9/2033 (c)(n)	EUR	730,000	852,382
UBS Group AG 4.194% 4/1/2031 (c)(o)		43,154,000	41,817,840
UBS Group AG 4.75% 3/17/2032 (c)(n)	EUR	3,450,000	4,148,852
UBS Group AG 6.246% 9/22/2029 (c)(o)		8,000,000	8,204,619
			71,705,932
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(o)		1,000,000	991,575
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (c)(n)		1,650,000	1,477,676
			2,469,251
TOTAL FINANCIALS			74,175,183
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 4.875% 2/9/2036		8,000,000	7,620,473
Materials - 0.0%
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (n)	EUR	350,000	402,522
TOTAL SWITZERLAND			82,198,178
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 6.75% 4/1/2031 (o)		215,000	217,557
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (o)		155,000	158,805

TOTAL TANZANIA			376,362
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 6.125% 5/2/2029 (o)		2,850,000	2,806,480
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (o)		4,815,000	4,682,058
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (o)		3,555,000	3,469,858

TOTAL TURKEY			10,958,396
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 8.95% 1/15/2033 pay-in-kind (o)		2,936,782	2,592,973
UNITED ARAB EMIRATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (o)		4,345,000	3,699,202
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (o)		2,603,187	2,317,565
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (o)		7,655,000	6,584,296
TOTAL ENERGY			12,601,063
Financials - 0.0%
Financial Services - 0.0%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (o)		3,350,000	2,894,802
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (o)		2,595,000	2,235,670
TOTAL FINANCIALS			5,130,472
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 5.875% 4/14/2056 (c)(o)		3,620,000	3,362,003
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(n)		4,515,000	4,395,217
Alpha Star Holding IX Ltd 7% 8/26/2028 (n)		4,835,000	4,804,830
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (n)		2,210,000	2,223,481
TOTAL REAL ESTATE			14,785,531
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (o)		1,205,000	892,121
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (o)		3,360,000	3,154,234
TOTAL UTILITIES			4,046,355
TOTAL UNITED ARAB EMIRATES			36,563,421
UNITED KINGDOM - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (n)	EUR	925,000	1,036,367
Media - 0.0%
Pearson Funding PLC 6.375% 4/28/2036 (n)	GBP	300,000	405,325
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (o)		345,000	319,645
			724,970
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (o)		485,000	392,851
TOTAL COMMUNICATION SERVICES			2,154,188
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (n)	GBP	894,000	1,009,138
Marks & Spencer PLC 5.125% 8/18/2032 (n)	GBP	600,000	789,371
			1,798,509
Hotels, Restaurants & Leisure - 0.0%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (o)		415,000	422,175
IHG Finance LLC 3.375% 9/10/2030 (n)	EUR	425,000	484,124
Whitbread Group PLC 2.375% 5/31/2027 (n)	GBP	1,260,000	1,675,813
			2,582,112
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (n)	GBP	1,820,000	2,118,900
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (o)		585,000	587,241
TOTAL CONSUMER DISCRETIONARY			7,086,762
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 2.259% 3/25/2028		7,192,000	6,926,566
BAT Capital Corp 2.726% 3/25/2031		9,590,000	8,663,217
BAT Capital Corp 4.7% 4/2/2027		2,181,000	2,183,426
BAT Capital Corp 5.834% 2/20/2031		15,200,000	15,618,777
BAT Capital Corp 6.421% 8/2/2033		8,000,000	8,455,951
BAT Capital Corp 7.75% 10/19/2032		5,978,000	6,691,645
BAT International Finance PLC 4.125% 4/12/2032 (n)	EUR	2,615,000	3,051,014
BAT International Finance PLC 4.448% 3/16/2028		4,764,000	4,745,341
BAT International Finance PLC 5.931% 2/2/2029		6,000,000	6,150,610
Imperial Brands Finance PLC 3.875% 2/12/2034 (n)	EUR	3,050,000	3,402,728
Imperial Brands Finance PLC 4.5% 6/30/2028 (o)		3,100,000	3,082,850
Imperial Brands Finance PLC 5.5% 2/1/2030 (o)		8,000,000	8,085,040
Imperial Brands Finance PLC 6.125% 7/27/2027 (o)		1,197,000	1,211,385
Reynolds American Inc 5.7% 8/15/2035		171,000	172,429
TOTAL CONSUMER STAPLES			78,440,979
Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.279% 11/24/2027 (c)		31,514,000	31,352,614
Barclays PLC 3.543% 8/14/2031 (c)(n)	EUR	1,503,000	1,724,259
Barclays PLC 3.811% 3/10/2042 (c)		7,473,000	5,718,582
Barclays PLC 4.219% 5/24/2030 (c)		20,101,000	19,638,166
Barclays PLC 4.836% 5/9/2028		6,102,000	6,090,230
Barclays PLC 5.088% 6/20/2030 (c)		35,939,000	35,801,565
Barclays PLC 5.102% 6/26/2032 (c)		30,000,000	29,542,524
Barclays PLC 5.207% 2/24/2037 (c)		12,000,000	11,377,187
Barclays PLC 5.367% 2/25/2031 (c)		17,084,000	17,149,095
Barclays PLC 5.501% 8/9/2028 (c)		3,000,000	3,021,071
Barclays PLC 5.746% 8/9/2033 (c)		7,774,000	7,859,847
Barclays PLC 5.785% 2/25/2036 (c)		9,000,000	8,984,076
Barclays PLC 6.224% 5/9/2034 (c)		5,000,000	5,163,625
Barclays PLC 6.49% 9/13/2029 (c)		8,000,000	8,220,329
Barclays PLC 6.692% 9/13/2034 (c)		12,500,000	13,238,209
HSBC Holdings PLC 2.357% 8/18/2031 (c)		21,944,000	19,710,187
HSBC Holdings PLC 2.848% 6/4/2031 (c)		6,103,000	5,616,850
HSBC Holdings PLC 3.608% 12/1/2033 (c)(n)	EUR	150,000	169,347
HSBC Holdings PLC 4.619% 11/6/2031 (c)		10,672,000	10,422,842
HSBC Holdings PLC 4.675% 3/10/2032 (c)		21,200,000	20,651,986
HSBC Holdings PLC 4.787% 3/10/2032 (c)(n)	EUR	1,270,000	1,527,852
HSBC Holdings PLC 4.856% 5/23/2033 (c)(n)	EUR	1,600,000	1,934,864
HSBC Holdings PLC 4.899% 3/3/2029 (c)		6,458,000	6,467,712
HSBC Holdings PLC 4.95% 3/31/2030		262,000	262,014
HSBC Holdings PLC 5.21% 8/11/2028 (c)		8,310,000	8,350,328
HSBC Holdings PLC 5.24% 5/13/2031 (c)		9,220,000	9,233,439
HSBC Holdings PLC 5.243% 8/14/2032 (c)		11,629,000	11,554,391
HSBC Holdings PLC 5.279% 3/10/2037 (c)		14,200,000	13,650,478
HSBC Holdings PLC 8.201% 11/16/2034 (c)(n)	GBP	1,000,000	1,446,571
Lloyds Banking Group PLC 4.375% 3/22/2028		4,320,000	4,301,375
Lloyds Banking Group PLC 4.425% 11/4/2031 (c)		11,286,000	10,955,875
Lloyds Banking Group PLC 4.75% 9/21/2031 (c)(n)	EUR	1,550,000	1,862,218
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)		5,000,000	5,001,776
Lloyds Banking Group PLC 4.976% 8/11/2033 (c)		6,227,000	6,101,387
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)		5,700,000	5,725,008
Lloyds Banking Group PLC 5.203% 8/17/2032 (c)		33,380,000	33,264,290
Lloyds Banking Group PLC 7.953% 11/15/2033 (c)		6,196,000	6,880,756
NatWest Group PLC 3.073% 5/22/2028 (c)		9,914,000	9,804,912
NatWest Group PLC 3.632% 9/3/2034 (c)(n)	EUR	1,150,000	1,294,847
NatWest Group PLC 4.892% 5/18/2029 (c)		7,000,000	7,010,338
NatWest Group PLC 4.964% 8/15/2030 (c)		8,200,000	8,190,224
NatWest Group PLC 4.983% 6/18/2032 (c)		11,785,000	11,623,370
NatWest Group PLC 5.115% 5/23/2031 (c)		9,410,000	9,389,782
NatWest Group PLC 5.808% 9/13/2029 (c)		30,000,000	30,550,118
NatWest Group PLC 7.416% 6/6/2033 (c)(n)	GBP	850,000	1,185,706
Standard Chartered PLC 3.864% 3/17/2033 (c)(n)	EUR	900,000	1,032,620
Standard Chartered PLC 3.934% 5/28/2032 (c)(n)	EUR	940,000	1,085,337
Standard Chartered PLC 4.299% 1/13/2030 (c)(o)		5,127,000	5,038,713
Standard Chartered PLC 5.005% 10/15/2030 (c)(o)		6,204,000	6,182,524
Standard Chartered PLC 5.545% 1/21/2029 (c)(o)		5,880,000	5,926,654
Virgin Money UK PLC 7.625% 8/23/2029 (c)(n)	GBP	930,000	1,322,149
			489,610,219
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (n)	EUR	1,275,000	1,437,373
Financial Services - 0.0%
Nationwide Building Society 6.557% 10/18/2027 (c)(o)		6,000,000	6,015,990
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (n)	GBP	800,000	1,214,666
TOTAL FINANCIALS			498,278,248
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (o)		2,115,000	2,043,709
180 Medical Inc 5.3% 10/8/2035 (o)		3,926,000	3,769,324
TOTAL HEALTH CARE			5,813,033
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (o)		11,997,000	11,382,227
BAE Systems PLC 5.25% 3/26/2031 (o)		7,319,000	7,386,241
BAE Systems PLC 5.3% 3/26/2034 (o)		11,900,000	11,895,133
BAE Systems PLC 5.5% 3/26/2054 (o)		1,703,000	1,619,702
			32,283,303
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (n)	EUR	1,300,000	1,287,512
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (o)		1,089,946	981,266
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (n)	GBP	1,900,000	2,569,938
TOTAL INDUSTRIALS			37,122,019
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (n)	GBP	900,000	1,206,327
Retail REITs - 0.0%
Hammerson PLC 3.875% 6/8/2031 (n)	EUR	600,000	686,679
TOTAL REAL ESTATE			1,893,006
Utilities - 0.0%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (n)	EUR	750,000	835,395
NGG Finance PLC 2.125% 9/5/2082 (c)(n)	EUR	1,960,000	2,242,678
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (n)	EUR	1,050,000	1,182,570
SSE PLC 6.3% 8/20/2036	AUD	1,490,000	1,058,370
			5,319,013
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (o)		1,430,000	1,404,986
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (o)		510,000	518,925
			1,923,911
Multi-Utilities - 0.0%
Cadent Finance PLC 4% 7/7/2036 (n)	EUR	1,110,000	1,243,867
Water Utilities - 0.0%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (n)	GBP	500,000	647,459
Anglian Water Osprey Financing PLC 6.75% 8/27/2031 (n)	GBP	250,000	337,411
Anglian Water Services Financing PLC 4.25% 6/23/2036 (n)	EUR	360,000	407,687
Anglian Water Services Financing PLC 5.375% 11/10/2033 (n)	GBP	460,000	597,014
Anglian Water Services Financing PLC 5.875% 6/20/2031 (n)	GBP	990,000	1,345,859
Anglian Water Services Financing PLC 6.293% 7/30/2030 (n)	GBP	760,000	1,053,234
Northumbrian Water Finance PLC 5.375% 7/22/2032 (n)	GBP	700,000	924,049
Northumbrian Water Finance PLC 5.625% 4/29/2033 (n)	GBP	1,145,000	1,515,371
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (n)	EUR	1,400,000	1,567,663
South West Water Finance PLC 5.25% 9/15/2031 (n)	GBP	1,025,000	1,357,221
South West Water Finance PLC 5.75% 12/11/2032 (n)	GBP	225,000	303,113
SW Finance I PLC 6.875% 8/7/2032 (n)	GBP	1,200,000	1,644,146
SW Finance I PLC 7.375% 12/12/2041 (n)	GBP	631,000	831,910
Wessex Water Services Finance PLC 6.125% 9/19/2034 (n)	GBP	850,000	1,132,200
Yorkshire Water Finance PLC 5.5% 4/28/2035 (n)	GBP	759,000	963,113
Yorkshire Water Finance PLC 6% 7/22/2033 (n)	GBP	850,000	1,130,893
			15,758,343
TOTAL UTILITIES			24,245,134
TOTAL UNITED KINGDOM			655,033,369
UNITED STATES - 10.2%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.4%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (o)		565,000	542,808
APLD ComputeCo 3 LLC 7% 6/15/2031 (o)		1,020,000	982,058
APLD ComputeCo LLC 9.25% 12/15/2030 (o)		1,835,000	1,935,497
AT&T Inc 1.65% 2/1/2028		2,253,000	2,160,581
AT&T Inc 2.25% 2/1/2032		8,095,000	6,963,556
AT&T Inc 2.55% 12/1/2033		18,825,000	15,545,085
AT&T Inc 2.75% 6/1/2031		7,200,000	6,492,314
AT&T Inc 3.55% 9/15/2055		11,426,000	6,926,342
AT&T Inc 3.65% 9/15/2059		2,396,000	1,443,075
AT&T Inc 3.8% 12/1/2057		10,190,000	6,401,425
AT&T Inc 4.3% 2/15/2030		5,127,000	5,020,585
AT&T Inc 4.4% 4/30/2031		11,249,000	10,936,951
AT&T Inc 4.5% 5/15/2035		2,388,000	2,194,035
AT&T Inc 4.75% 4/30/2033		19,000,000	18,278,865
AT&T Inc 4.75% 5/15/2046		41,310,000	33,096,382
AT&T Inc 5.4% 2/15/2034		5,000,000	4,965,533
AT&T Inc 5.85% 4/30/2046		9,800,000	9,024,215
AT&T Inc 6% 4/30/2056		14,000,000	12,747,912
Black Pearl Compute LLC 6.125% 2/15/2031 (o)		148,000	148,094
Cipher Compute LLC 7.125% 11/15/2030 (o)		320,000	323,966
Comcast Corp 2.937% 11/1/2056		1,612,000	823,791
Comcast Corp 2.987% 11/1/2063		6,248,000	3,037,032
Comcast Corp 3.999% 11/1/2049		889,000	599,692
Comcast Corp 5.65% 6/1/2054		15,000,000	12,904,993
Comcast Corp 6.05% 5/15/2055		24,500,000	22,383,114
Core Scientific Finance I LLC 7.75% 5/15/2031 (o)		2,275,000	2,207,393
Edged Compute LLC 7.5% 4/30/2031 (o)		1,550,000	1,470,373
ELK Grove Village Property LLC 7.5% 6/15/2031 (o)		125,000	120,363
Flash Compute LLC 7.25% 12/31/2030 (o)		885,000	889,590
Galaxy Helios Data Centers II LLC 9.875% 8/1/2031 (o)		1,795,000	1,777,818
HUT 8 DC LLC 6.192% 11/15/2042 (o)		19,038,000	18,489,511
Level 3 Financing Inc 6.875% 6/30/2033 (o)		1,210,000	1,230,051
Level 3 Financing Inc 7% 3/31/2034 (o)		95,000	97,174
Meridian Arc Holdco LLC 6.25% 4/30/2031 (o)		1,900,000	1,806,409
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (o)		2,550,000	2,363,769
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (o)		9,777,000	9,637,231
Sopaipilla Investor LLC 7.534% 11/30/2048 (o)		575,000	589,031
Space Exploration Technologies Corp 5.35% 7/15/2031 (o)		47,990,000	46,907,820
Space Exploration Technologies Corp 5.65% 7/15/2033 (o)		64,952,000	62,661,624
Space Exploration Technologies Corp 5.875% 7/15/2036 (o)		750,000	706,852
Stingray Compute LLC 6% 6/15/2031 (o)		350,000	340,802
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (o)		1,110,000	1,018,984
Verizon Communications Inc 2.355% 3/15/2032		11,895,000	10,287,110
Verizon Communications Inc 2.55% 3/21/2031		3,016,000	2,713,294
Verizon Communications Inc 3% 11/20/2060		5,215,000	2,842,730
Verizon Communications Inc 3.7% 3/22/2061		3,473,000	2,222,617
Verizon Communications Inc 4.4% 11/1/2034		8,120,000	7,530,728
Verizon Communications Inc 4.75% 1/15/2033		7,832,000	7,579,852
Verizon Communications Inc 4.862% 8/21/2046		5,000,000	4,163,241
Verizon Communications Inc 5.401% 7/2/2037		427,000	412,803
Verizon Communications Inc 5.875% 11/30/2055		22,080,000	20,350,955
Verizon Communications Inc 6% 11/30/2065		4,000,000	3,678,300
WULF Compute LLC 7.75% 10/15/2030 (o)		1,430,000	1,485,914
Yondr JK 1 LLC 6.875% 6/30/2031 (o)		1,410,000	1,320,994
Zenith Arc LLC 8.875% 8/31/2031 (o)		1,355,000	1,307,508
			404,088,742
Entertainment - 0.0%
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (o)		630,000	655,149
ROBLOX Corp 3.875% 5/1/2030 (o)		760,000	715,511
Walt Disney Co/The 6.65% 11/15/2037		5,862,000	6,420,624
			7,791,284
Interactive Media & Services - 0.2%
Alphabet Inc 3.375% 5/6/2037	EUR	290,000	311,923
Alphabet Inc 3.875% 5/6/2045	EUR	300,000	305,658
Alphabet Inc 4% 5/6/2054	EUR	300,000	293,615
Alphabet Inc 5.45% 11/15/2055		15,350,000	13,601,174
Alphabet Inc 5.65% 2/15/2056		11,000,000	10,063,888
Alphabet Inc 5.7% 11/15/2075		15,500,000	13,593,753
Meta Platforms Inc 4.2% 11/15/2030		11,286,000	10,938,762
Meta Platforms Inc 4.55% 5/15/2031		3,500,000	3,420,443
Meta Platforms Inc 4.6% 11/15/2032		12,207,000	11,721,544
Meta Platforms Inc 4.875% 11/15/2035		15,550,000	14,554,112
Meta Platforms Inc 4.875% 5/15/2033		16,643,000	16,074,898
Meta Platforms Inc 5.25% 5/15/2036		12,431,000	11,963,957
Meta Platforms Inc 5.5% 11/15/2045		8,850,000	7,680,044
Meta Platforms Inc 5.625% 11/15/2055		8,850,000	7,376,175
Meta Platforms Inc 5.75% 11/15/2065		8,850,000	7,266,717
Meta Platforms Inc 6.3% 5/15/2056		12,000,000	11,048,133
Snap Inc 6.875% 3/15/2034 (o)		445,000	432,750
			140,647,546
Media - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		2,150,000	1,890,996
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (o)		9,055,000	8,427,542
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (o)		2,951,000	2,923,137
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (o)		920,000	898,254
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (o)		310,000	299,738
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		16,509,000	13,734,890
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031		25,100,000	22,005,846
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028		7,200,000	7,055,438
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028		1,724,000	1,698,268
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061		18,290,000	11,307,679
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		3,644,000	2,592,611
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		10,046,000	9,962,395
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		12,482,000	9,394,696
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		52,170,000	40,348,008
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		2,304,000	1,693,094
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		1,898,000	1,540,413
Charter Communications Operating LLC / Charter Communications Operating Capital 6.05% 2/15/2032		36,189,000	36,228,629
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		17,861,000	18,163,906
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		4,300,000	3,827,187
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		12,270,000	12,251,225
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055		5,000,000	4,538,079
Charter Communications Operating LLC / Charter Communications Operating Capital 6.95% 8/15/2036		15,550,000	15,580,717
Discovery Communications LLC 3.95% 3/20/2028		6,489,000	6,407,239
Discovery Global Holdings Inc 3.755% 3/15/2027		1,531,000	1,521,355
Discovery Global Holdings Inc 5.05% 3/15/2042		1,015,000	739,681
Nexstar Media Inc 6.5% 9/15/2033 (o)		1,095,000	1,099,882
Nexstar Media Inc 7.25% 4/15/2034 (o)		220,000	222,841
Paramount Global 6.875% 4/30/2036		450,000	418,339
Sirius XM Radio LLC 4.125% 7/1/2030 (o)		10,000,000	9,411,390
Sirius XM Radio LLC 5% 8/1/2027 (o)		537,000	535,615
Sirius XM Radio LLC 5.5% 7/1/2029 (o)		340,000	339,471
Time Warner Cable LLC 4.5% 9/15/2042		2,302,000	1,700,359
Time Warner Cable LLC 5.5% 9/1/2041		23,879,000	19,868,283
Time Warner Cable LLC 5.875% 11/15/2040		12,748,000	11,063,606
Time Warner Cable LLC 6.55% 5/1/2037		7,048,000	6,787,454
Time Warner Cable LLC 6.75% 6/15/2039		3,974,000	3,781,878
Time Warner Cable LLC 7.3% 7/1/2038		8,091,000	8,127,249
Univision Communications Inc 8.875% 4/15/2033 (o)		300,000	296,510
			298,683,900
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 2.4% 3/15/2029		1,208,000	1,138,124
T-Mobile USA Inc 2.7% 3/15/2032		13,401,000	11,765,152
T-Mobile USA Inc 3.75% 4/15/2027		10,840,000	10,796,098
T-Mobile USA Inc 3.875% 4/15/2030		22,430,000	21,557,260
T-Mobile USA Inc 4.95% 11/15/2035		20,360,000	19,361,701
T-Mobile USA Inc 5.65% 1/15/2053		2,491,000	2,224,162
			66,842,497
TOTAL COMMUNICATION SERVICES			918,053,969
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (o)		275,000	275,295
American Axle & Manufacturing Inc 7.75% 10/15/2033 (o)		515,000	517,425
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (o)		390,000	395,598
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (o)		925,000	922,452
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (o)		555,000	548,282
Dorman Products Inc 6.25% 6/15/2034 (o)		95,000	95,919
Patrick Industries Inc 6.375% 11/1/2032 (o)		700,000	698,940
			3,453,911
Automobiles - 0.1%
Ford Motor Co 3.25% 2/12/2032		6,850,000	5,990,356
General Motors Co 5% 4/1/2035		1,419,000	1,344,984
General Motors Co 5.2% 4/1/2045		1,619,000	1,392,440
General Motors Co 5.4% 4/1/2048		654,000	568,211
General Motors Co 5.6% 10/15/2032		3,114,000	3,149,444
General Motors Co 5.95% 4/1/2049		3,089,000	2,875,639
General Motors Financial Co Inc 2.35% 2/26/2027		1,414,000	1,399,081
General Motors Financial Co Inc 3.1% 1/12/2032		7,510,000	6,718,069
General Motors Financial Co Inc 4.2% 10/27/2028		4,022,000	3,967,670
General Motors Financial Co Inc 4.3% 4/6/2029		6,975,000	6,858,087
General Motors Financial Co Inc 4.6% 1/8/2031		11,050,000	10,783,224
General Motors Financial Co Inc 5.4% 5/8/2027		12,300,000	12,368,068
General Motors Financial Co Inc 5.45% 7/15/2030		6,800,000	6,865,704
General Motors Financial Co Inc 5.55% 7/15/2029		8,500,000	8,619,189
General Motors Financial Co Inc 5.85% 4/6/2030		10,453,000	10,689,907
General Motors Financial Co Inc 6% 1/9/2028		1,900,000	1,927,378
General Motors Financial Co Inc 6.4% 1/9/2033		5,000,000	5,235,804
Hyundai Capital America 4.75% 6/18/2029 (o)		4,145,000	4,111,859
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (o)		60,000	56,049
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (o)		95,000	92,506
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (o)		550,000	541,178
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (o)		495,000	505,800
Stellantis Finance US Inc 2.691% 9/15/2031 (o)		11,641,000	9,794,778
Stellantis Finance US Inc 5.75% 3/18/2030 (o)		9,868,000	9,738,798
Thor Industries Inc 4% 10/15/2029 (o)		560,000	534,141
			116,128,364
Broadline Retail - 0.1%
Amazon.com Inc 3.7% 3/16/2035	EUR	1,300,000	1,465,521
Amazon.com Inc 4.35% 6/12/2036	CAD	1,000,000	695,025
Amazon.com Inc 4.875% 3/13/2036		17,251,000	16,398,198
Amazon.com Inc 5.65% 3/13/2046		11,800,000	11,063,339
Amazon.com Inc 5.8% 3/13/2056		6,667,000	6,149,717
Amazon.com Inc 5.95% 3/13/2066		12,050,000	11,090,514
Macy's Retail Holdings LLC 7.375% 8/1/2033 (o)		275,000	286,449
Match Group Holdings II LLC 3.625% 10/1/2031 (o)		395,000	356,022
Match Group Holdings II LLC 4.125% 8/1/2030 (o)		450,000	423,631
Nordstrom Inc 4.375% 4/1/2030		345,000	328,267
Wayfair LLC 6.75% 11/15/2032 (o)		230,000	236,646
Wayfair LLC 7.125% 5/31/2034 (o)		130,000	134,839
Wayfair LLC 7.25% 10/31/2029 (o)		335,000	346,032
Wayfair LLC 7.75% 9/15/2030 (o)		1,100,000	1,157,872
			50,132,072
Diversified Consumer Services - 0.0%
Massachusetts Institute of Technology 3.885% 7/1/2116		4,116,000	2,670,967
Service Corp International/US 4% 5/15/2031		565,000	530,978
Service Corp International/US 5.125% 6/1/2029		875,000	870,211
Service Corp International/US 5.75% 10/15/2032		695,000	694,779
TKC Holdings Inc 12% 2/15/2031 (o)		180,000	193,563
TKC Holdings Inc 8.5% 8/15/2030 (o)		660,000	687,754
			5,648,252
Hotels, Restaurants & Leisure - 0.1%
Acushnet Co 5.625% 12/1/2033 (o)		275,000	270,009
Airbnb Inc 4.4% 3/16/2029		16,850,000	16,705,801
Airbnb Inc 4.65% 3/16/2031		10,124,000	9,981,702
Aramark Services Inc 5% 2/1/2028 (o)		975,000	972,397
Caesars Entertainment Inc 6.5% 2/15/2032 (o)		315,000	304,483
Carnival Corp Ltd 5.75% 3/15/2030 (o)		345,000	347,030
Carnival Corp Ltd 5.75% 8/1/2032 (o)		280,000	277,095
Carnival Corp Ltd 5.875% 6/15/2031 (o)		685,000	687,343
Carnival Corp Ltd 6.125% 2/15/2033 (o)		2,055,000	2,059,979
Churchill Downs Inc 6.75% 5/1/2031 (o)		685,000	695,089
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (o)		735,000	719,459
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (o)		560,000	508,633
Hilton Domestic Operating Co Inc 4% 5/1/2031 (o)		1,160,000	1,090,124
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (o)		300,000	295,327
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (o)		735,000	732,151
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (o)		1,055,000	1,054,072
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (o)		425,000	428,304
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (o)		370,000	360,494
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (o)		830,000	836,974
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		139,000	139,004
Life Time Inc 6% 11/15/2031 (o)		775,000	782,425
McDonald's Corp 3.5% 5/21/2032 (n)	EUR	1,225,000	1,394,920
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (o)		765,000	766,151
Royal Caribbean Cruises Ltd 6% 2/1/2033 (o)		440,000	442,669
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (o)		350,000	354,937
Viking Cruises Ltd 5.875% 10/15/2033 (o)		895,000	885,808
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (o)		720,000	707,145
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (o)		385,000	385,038
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (o)		425,000	446,211
Yum! Brands Inc 3.625% 3/15/2031		3,018,000	2,791,743
			47,422,517
Household Durables - 0.0%
Century Communities Inc 3.875% 8/15/2029 (o)		380,000	362,298
Century Communities Inc 6.625% 9/15/2033 (o)		260,000	263,044
LGI Homes Inc 4% 7/15/2029 (o)		80,000	74,823
LGI Homes Inc 7% 11/15/2032 (o)		955,000	944,350
Somnigroup International Inc 3.875% 10/15/2031 (o)		745,000	681,498
Somnigroup International Inc 4% 4/15/2029 (o)		500,000	481,327
Toll Brothers Finance Corp 4.875% 3/15/2027		739,000	739,563
Whirlpool Corp 6.125% 6/15/2030		195,000	183,213
Whirlpool Corp 6.5% 6/15/2033		660,000	570,503
Whirlpool Corp 7.5% 7/1/2031 (o)		190,000	190,241
Whirlpool Corp 7.875% 7/1/2034 (o)		485,000	474,462
			4,965,322
Leisure Products - 0.0%
Brunswick Corp/DE 5.85% 3/18/2029		10,500,000	10,673,190
Specialty Retail - 0.1%
Advance Auto Parts Inc 1.75% 10/1/2027		3,120,000	3,005,941
Advance Auto Parts Inc 5.95% 3/9/2028		5,301,000	5,345,768
Asbury Automotive Group Inc 4.625% 11/15/2029 (o)		150,000	145,968
Asbury Automotive Group Inc 5% 2/15/2032 (o)		665,000	634,327
AutoNation Inc 1.95% 8/1/2028		7,691,000	7,277,519
AutoNation Inc 2.4% 8/1/2031		23,196,000	20,260,953
AutoNation Inc 4.75% 6/1/2030		1,430,000	1,403,908
AutoZone Inc 4% 4/15/2030		19,121,000	18,468,992
AutoZone Inc 5.125% 6/15/2030		1,476,000	1,481,143
AutoZone Inc 6.25% 11/1/2028		8,000,000	8,228,917
Bath & Body Works Inc 6.625% 10/1/2030 (o)		600,000	611,736
Bath & Body Works Inc 6.875% 11/1/2035		365,000	372,291
Group 1 Automotive Inc 6.375% 1/15/2030 (o)		1,030,000	1,039,231
Home Depot Inc/The 4.95% 6/25/2034		15,500,000	15,244,355
Home Depot Inc/The 5.95% 4/1/2041		527,000	538,129
LBM Acquisition LLC 9.5% 6/15/2031 (o)		335,000	275,518
Lowe's Cos Inc 1.7% 9/15/2028		1,724,000	1,623,379
Lowe's Cos Inc 3% 10/15/2050		7,286,000	4,379,585
Lowe's Cos Inc 3.75% 4/1/2032		19,417,000	18,070,601
Lowe's Cos Inc 5.625% 4/15/2053		4,017,000	3,686,712
O'Reilly Automotive Inc 4.2% 4/1/2030		193,000	187,751
O'Reilly Automotive Inc 5.1% 3/12/2036		6,422,000	6,181,832
			118,464,556
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co 3.5% 3/1/2031 (o)		470,000	433,315
Tapestry Inc 3.05% 3/15/2032		45,138,000	40,295,940
			40,729,255
TOTAL CONSUMER DISCRETIONARY			397,617,439
Consumer Staples - 0.2%
Beverages - 0.0%
Constellation Brands Inc 2.875% 5/1/2030		5,370,000	4,979,723
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (o)		1,200,000	1,140,478
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (o)		230,000	221,505
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (o)		155,000	150,167
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (o)		255,000	239,725
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (o)		745,000	750,102
Albertsons Cos Inc 5.625% 3/31/2032 (o)		340,000	327,230
Dollar General Corp 3.5% 4/3/2030		6,956,000	6,579,284
Dollar Tree Inc 2.65% 12/1/2031		7,473,000	6,588,763
Dollar Tree Inc 4.2% 5/15/2028		3,971,000	3,931,179
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (o)		110,000	112,393
Mars Inc 4.8% 3/1/2030 (o)		15,997,000	15,915,818
Mars Inc 5% 3/1/2032 (o)		13,403,000	13,311,982
Mars Inc 5.2% 3/1/2035 (o)		36,002,000	35,478,063
Mars Inc 5.65% 5/1/2045 (o)		1,556,000	1,492,369
Mars Inc 5.7% 5/1/2055 (o)		3,104,000	2,933,108
Mars Inc 5.8% 5/1/2065 (o)		388,000	367,386
Performance Food Group Inc 4.25% 8/1/2029 (o)		715,000	694,110
Performance Food Group Inc 5.625% 3/1/2034 (o)		425,000	412,851
Performance Food Group Inc 6.125% 9/15/2032 (o)		1,030,000	1,032,139
US Foods Inc 4.625% 6/1/2030 (o)		110,000	107,337
US Foods Inc 5.75% 4/15/2033 (o)		1,510,000	1,502,829
US Foods Inc 7.25% 1/15/2032 (o)		475,000	490,482
			93,779,300
Food Products - 0.1%
Bunge Ltd Finance Corp 4.8% 3/19/2033		12,765,000	12,446,639
Bunge Ltd Finance Corp 4.9% 4/21/2027		8,282,000	8,306,161
Bunge Ltd Finance Corp 5.15% 3/19/2036		16,700,000	16,173,462
Conagra Brands Inc 5% 8/1/2030		6,500,000	6,412,948
Conagra Brands Inc 5.4% 8/1/2031		4,395,000	4,380,045
Darling Ingredients Inc 5.25% 4/15/2027 (o)		345,000	344,738
Darling Ingredients Inc 6% 6/15/2030 (o)		690,000	693,661
Fiesta Purchaser Inc 9.625% 9/15/2032 (o)		310,000	303,492
J&F Luxembourg Finance SARL 8% 4/23/2033 (o)		2,415,000	2,353,418
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032		7,874,000	6,935,074
Lamb Weston Holdings Inc 4.375% 1/31/2032 (o)		970,000	912,518
Lamb Weston Holdings Inc 4.875% 5/15/2028 (o)		350,000	347,942
Pilgrim's Pride Corp 3.5% 3/1/2032		890,000	805,863
Pilgrim's Pride Corp 4.25% 4/15/2031		400,000	380,562
Post Holdings Inc 4.625% 4/15/2030 (o)		440,000	423,980
Post Holdings Inc 6.25% 2/15/2032 (o)		435,000	438,641
Smithfield Foods Inc 3% 10/15/2030 (o)		1,317,000	1,191,437
			62,850,581
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (o)		670,000	663,007
Tobacco - 0.0%
Philip Morris International Inc 3.25% 6/6/2032	EUR	2,575,000	2,890,708
Philip Morris International Inc 4% 10/29/2030		11,100,000	10,702,397
Philip Morris International Inc 4.25% 10/29/2032		11,080,000	10,556,603
Philip Morris International Inc 4.375% 11/15/2041		1,174,000	994,574
Philip Morris International Inc 5.125% 2/13/2031		5,200,000	5,220,283
Philip Morris International Inc 5.125% 2/15/2030		6,162,000	6,200,271
Philip Morris International Inc 5.75% 11/17/2032		5,790,000	5,962,609
			42,527,445
TOTAL CONSUMER STAPLES			204,800,056
Energy - 0.9%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (o)		855,000	870,757
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (o)		370,000	363,915
Kodiak Gas Services LLC 5.875% 4/1/2031 (o)		330,000	329,041
Kodiak Gas Services LLC 6.5% 10/1/2033 (o)		290,000	292,798
Kodiak Gas Services LLC 6.75% 10/1/2035 (o)		425,000	433,297
SESI LLC 7.875% 9/30/2030 (o)		390,000	399,983
Transocean International Ltd 7.875% 10/15/2032 (o)		70,000	73,506
Transocean International Ltd 8.25% 5/15/2029 (o)		730,000	758,737
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (o)		402,000	398,552
Valaris Ltd 8.375% 4/30/2030 (o)		275,000	285,945
WBI Operating LLC 6.25% 10/15/2030 (o)		465,000	467,485
WBI Operating LLC 6.5% 10/15/2033 (o)		540,000	541,760
			5,215,776
Oil, Gas & Consumable Fuels - 0.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (o)		465,000	459,062
California Resources Corp 7% 1/15/2034 (o)		365,000	364,968
California Resources Corp 7.25% 1/15/2035 (o)		375,000	375,905
Cheniere Energy Inc 5.2% 7/30/2036 (o)		740,000	713,374
Cheniere Energy Partners LP 5.35% 11/30/2036 (o)		11,417,000	11,103,270
Cheniere Energy Partners LP 6.05% 11/30/2056 (o)		8,055,000	7,781,446
CNX Midstream Partners LP 4.75% 4/15/2030 (o)		635,000	611,422
CNX Resources Corp 5.875% 3/1/2034 (o)		395,000	385,179
CNX Resources Corp 7.25% 3/1/2032 (o)		665,000	684,504
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (o)		11,933,000	11,615,285
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (o)		8,090,000	7,996,354
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (o)		5,000,000	5,103,008
Columbia Pipelines Operating Co LLC 5.507% 5/15/2036 (o)		15,000,000	14,746,662
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (o)		5,090,000	4,679,621
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (o)		8,337,000	8,576,739
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (o)		7,300,000	6,965,908
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (o)		11,691,000	12,069,505
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (o)		10,495,000	10,808,096
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (o)		6,291,000	6,454,105
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (o)		3,766,000	3,918,023
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (o)		455,000	445,014
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (o)		1,010,000	1,059,720
CVR Energy Inc 7.5% 2/15/2031 (o)		1,125,000	1,159,171
DBR Land Holdings LLC 6.25% 12/1/2030 (o)		425,000	432,735
DCP Midstream Operating LP 5.125% 5/15/2029		8,391,000	8,434,137
DCP Midstream Operating LP 5.6% 4/1/2044		2,894,000	2,738,346
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (o)		125,000	128,655
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (o)		631,000	653,192
Eastern Gas Transmission & Storage Inc 3% 11/15/2029		6,572,000	6,190,700
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049		4,359,000	3,075,566
Energy Transfer LP 3.75% 5/15/2030		40,278,000	38,471,212
Energy Transfer LP 4.55% 1/15/2031		4,964,000	4,852,299
Energy Transfer LP 4.95% 6/15/2028		3,824,000	3,834,408
Energy Transfer LP 5% 5/15/2050		16,985,000	13,913,141
Energy Transfer LP 5.25% 4/15/2029		2,564,000	2,586,388
Energy Transfer LP 5.25% 7/1/2029		5,392,000	5,444,552
Energy Transfer LP 5.4% 10/1/2047		1,092,000	959,857
Energy Transfer LP 5.6% 9/1/2034		2,230,000	2,229,538
Energy Transfer LP 5.75% 2/15/2033		7,491,000	7,644,925
Energy Transfer LP 5.8% 6/15/2038		2,595,000	2,578,078
Energy Transfer LP 6% 6/15/2048		201,000	189,397
Energy Transfer LP 6.5% 2/15/2056 (c)		650,000	652,422
Energy Transfer LP 6.55% 1/15/2057 (c)		600,000	596,234
Energy Transfer LP 6.7% 1/15/2057 (c)		265,000	262,718
Energy Transfer LP 6.75% 2/15/2056 (c)		180,000	179,448
EQT Corp 3.625% 5/15/2031 (o)		5,400,000	5,027,648
EQT Corp 3.9% 10/1/2027		300,000	297,375
EQT Corp 5.7% 4/1/2028		2,186,000	2,215,516
EQT Corp 5.75% 2/1/2034		23,624,000	23,822,783
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (o)		13,350,000	13,443,404
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (o)		155,000	159,398
Gulfstream Natural Gas System LLC 5.6% 7/23/2035 (o)		8,514,000	8,439,015
Harvest Midstream I LP 6.75% 5/15/2034 (o)		515,000	522,601
Harvest Midstream I LP 7.5% 5/15/2032 (o)		1,005,000	1,043,009
Hess Corp 4.3% 4/1/2027		8,399,000	8,392,976
Hess Corp 5.6% 2/15/2041		4,709,000	4,645,362
Hess Corp 5.8% 4/1/2047		11,931,000	11,745,598
Hess Corp 7.125% 3/15/2033		1,403,000	1,552,742
Hess Corp 7.3% 8/15/2031		3,686,000	4,049,436
Hess Corp 7.875% 10/1/2029		8,241,000	8,972,153
Hess Midstream Operations LP 5.5% 10/15/2030 (o)		1,045,000	1,041,436
Hess Midstream Operations LP 6.5% 6/1/2029 (o)		1,145,000	1,166,995
Hilcorp Energy I LP / Hilcorp Finance Co 6% 4/15/2030 (o)		470,000	468,585
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (o)		170,000	180,253
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (o)		400,000	403,444
Howard Midstream Energy Partners LLC 6.625% 1/15/2035 (o)		505,000	507,570
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (o)		505,000	521,432
Kinder Morgan Inc 3.6% 2/15/2051		26,000,000	17,467,535
Kinetik Holdings LP 5.875% 6/15/2030 (o)		375,000	376,877
Kinetik Holdings LP 6.625% 12/15/2028 (o)		925,000	941,511
Matador Resources Co 6% 4/15/2034 (o)		185,000	181,203
Matador Resources Co 6.25% 4/15/2033 (o)		600,000	599,969
Matador Resources Co 6.5% 4/15/2032 (o)		620,000	626,475
MPLX LP 4% 3/15/2028		3,724,000	3,681,642
MPLX LP 4.8% 2/15/2029		1,376,000	1,374,532
MPLX LP 5% 3/1/2033		7,000,000	6,845,931
MPLX LP 5.5% 2/15/2049		4,129,000	3,672,195
Murphy Oil USA Inc 3.75% 2/15/2031 (o)		955,000	890,253
Murphy Oil USA Inc 5.875% 6/1/2034 (o)		520,000	515,742
Northern Oil & Gas Inc 7.5% 9/1/2034 (o)		95,000	95,748
Northern Oil & Gas Inc 7.875% 10/15/2033 (o)		750,000	771,561
Northern Oil & Gas Inc 8.75% 6/15/2031 (o)		510,000	531,367
Occidental Petroleum Corp 5.375% 1/1/2032		17,200,000	17,359,100
Occidental Petroleum Corp 5.55% 10/1/2034		7,000,000	7,060,592
Occidental Petroleum Corp 6.45% 9/15/2036		4,300,000	4,535,752
Occidental Petroleum Corp 6.6% 3/15/2046		3,237,000	3,354,396
Occidental Petroleum Corp 7.5% 5/1/2031		6,280,000	6,865,604
ONEOK Inc 4.25% 9/24/2027		7,582,000	7,561,358
ONEOK Inc 4.4% 10/15/2029		8,121,000	7,990,183
ONEOK Inc 4.75% 10/15/2031		15,795,000	15,449,003
ONEOK Inc 5.65% 9/1/2034		10,746,000	10,783,179
Ovintiv Inc 5.15% 11/15/2041		4,009,000	3,617,380
Ovintiv Inc 7.375% 11/1/2031		648,000	706,637
Ovintiv Inc 8.125% 9/15/2030		2,895,000	3,184,695
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (o)		595,000	611,827
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (o)		890,000	922,368
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (o)		305,000	325,732
Permian Resources Operating LLC 5.875% 7/1/2029 (o)		375,000	374,865
Permian Resources Operating LLC 6.25% 2/1/2033 (o)		255,000	258,926
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		10,415,000	9,977,796
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030		10,658,000	10,155,663
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031		8,697,000	8,536,368
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036		12,797,000	12,609,585
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034		17,170,000	17,204,524
Rio Grande LNG LLC 5.25% 6/30/2031 (o)		5,537,000	5,472,632
Rio Grande LNG LLC 5.5% 1/30/2034 (o)		6,155,000	6,038,000
Rio Grande LNG LLC 5.75% 6/30/2036 (o)		11,377,000	11,083,056
Rockies Express Pipeline LLC 6.75% 3/15/2033 (o)		290,000	295,770
Rockies Express Pipeline LLC 6.875% 4/15/2040 (o)		90,000	89,926
Rockies Express Pipeline LLC 7.5% 7/15/2038 (o)		305,000	320,809
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		14,626,000	14,379,242
Spectra Energy Partners LP 4.5% 3/15/2045		543,000	441,957
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		290,000	283,658
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		1,130,000	1,132,150
Sunoco LP 5.375% 7/15/2031 (o)		590,000	581,981
Sunoco LP 5.625% 3/15/2031 (o)		535,000	531,367
Sunoco LP 5.625% 7/15/2034 (o)		575,000	558,474
Sunoco LP 5.875% 3/15/2034 (o)		355,000	349,894
Sunoco LP 6.25% 7/1/2033 (o)		170,000	170,897
Sunoco LP 6.625% 8/15/2032 (o)		950,000	965,366
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (o)		365,000	365,139
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (o)		230,000	227,427
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (o)		225,000	226,757
Targa Resources Corp 4.35% 1/15/2029		5,296,000	5,242,712
Targa Resources Corp 4.35% 4/15/2031		13,414,000	12,987,644
Targa Resources Corp 4.9% 9/15/2030		9,737,000	9,663,832
Targa Resources Corp 5.5% 2/15/2035		10,286,000	10,186,805
Targa Resources Corp 5.55% 8/15/2035		10,800,000	10,686,057
Targa Resources Corp 5.65% 2/15/2036		20,671,000	20,581,000
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		279,000	263,051
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036		12,626,000	12,213,770
Venture Global Calcasieu Pass LLC 3.875% 11/1/2033 (o)		200,000	177,637
Venture Global Calcasieu Pass LLC 6% 5/1/2036 (o)		340,000	338,578
Venture Global Calcasieu Pass LLC 6.25% 1/15/2030 (o)		135,000	137,840
Venture Global LNG Inc 6.625% 6/15/2036 (o)		375,000	376,517
Venture Global LNG Inc 7% 1/15/2030 (o)		400,000	411,685
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (o)		380,000	387,971
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (o)		695,000	718,756
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (o)		630,000	651,490
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (o)		530,000	557,891
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (o)		815,000	885,264
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (o)		795,000	884,106
Western Gas Partners LP 4.05% 2/1/2030 (p)		20,164,000	19,452,135
Western Gas Partners LP 4.75% 8/15/2028		1,236,000	1,233,699
Western Gas Partners LP 4.8% 3/1/2031		1,556,000	1,527,073
Western Gas Partners LP 5.25% 2/1/2050 (p)		12,800,000	10,794,343
Western Gas Partners LP 5.3% 3/1/2048		2,900,000	2,469,319
Western Gas Partners LP 5.7% 7/1/2036		15,906,000	15,662,981
Western Gas Partners LP 6.15% 4/1/2033		4,400,000	4,536,901
Western Gas Partners LP 6.35% 1/15/2029		11,247,000	11,586,522
Williams Cos Inc/The 2.6% 3/15/2031		7,660,000	6,865,352
Williams Cos Inc/The 3.5% 11/15/2030		18,113,000	16,983,655
Williams Cos Inc/The 4.625% 6/30/2030		9,576,000	9,420,831
Williams Cos Inc/The 4.65% 8/15/2032		22,370,000	21,677,140
Williams Cos Inc/The 4.8% 11/15/2029		8,200,000	8,177,316
Williams Cos Inc/The 5.1% 9/15/2045		9,765,000	8,566,318
Williams Cos Inc/The 5.3% 8/15/2052		5,092,000	4,432,238
Williams Cos Inc/The 5.3% 9/30/2035		8,000,000	7,798,382
Williams Cos Inc/The 5.75% 6/24/2044		2,747,000	2,620,352
			795,432,759
TOTAL ENERGY			800,648,535
Financials - 4.0%
Banks - 1.9%
Bank of America Corp 1.898% 7/23/2031 (c)		6,975,000	6,186,360
Bank of America Corp 2.299% 7/21/2032 (c)		50,000,000	43,699,478
Bank of America Corp 2.496% 2/13/2031 (c)		10,724,000	9,858,991
Bank of America Corp 2.592% 4/29/2031 (c)		15,184,000	13,937,156
Bank of America Corp 2.884% 10/22/2030 (c)		8,000,000	7,513,734
Bank of America Corp 2.972% 2/4/2033 (c)		38,682,000	34,465,240
Bank of America Corp 3.194% 7/23/2030 (c)		10,561,000	10,062,200
Bank of America Corp 3.97% 3/5/2029 (c)		3,624,000	3,580,708
Bank of America Corp 3.974% 2/7/2030 (c)		2,345,000	2,295,886
Bank of America Corp 4.183% 11/25/2027		6,909,000	6,876,697
Bank of America Corp 4.25% 10/22/2026		40,217,000	40,217,192
Bank of America Corp 4.271% 7/23/2029 (c)		6,107,000	6,048,373
Bank of America Corp 4.376% 4/27/2028 (c)		3,650,000	3,645,004
Bank of America Corp 4.571% 4/27/2033 (c)		8,718,000	8,413,283
Bank of America Corp 4.623% 5/9/2029 (c)		38,563,000	38,479,286
Bank of America Corp 4.695% 4/23/2032 (c)		22,778,000	22,314,085
Bank of America Corp 4.948% 7/22/2028 (c)		5,000,000	5,014,179
Bank of America Corp 5.015% 7/22/2033 (c)		35,614,000	35,172,056
Bank of America Corp 5.045% 2/6/2037 (c)		16,100,000	15,460,397
Bank of America Corp 5.162% 1/24/2031 (c)		8,600,000	8,631,050
Bank of America Corp 5.288% 4/25/2034 (c)		17,000,000	16,916,899
Bank of America Corp 5.468% 1/23/2035 (c)		29,000,000	29,058,514
Bank of America Corp 5.819% 9/15/2029 (c)		19,000,000	19,354,607
Bank of America Corp 6.11% 1/29/2037		1,340,000	1,372,971
Citibank NA 4.846% 6/18/2032 (c)		71,950,000	70,936,195
Citibank NA 5.803% 9/29/2028		8,000,000	8,184,609
Citigroup Inc 3.07% 2/24/2028 (c)		13,000,000	12,908,801
Citigroup Inc 4.075% 4/23/2029 (c)		4,606,000	4,555,339
Citigroup Inc 4.125% 7/25/2028		6,909,000	6,826,283
Citigroup Inc 4.296% 7/23/2036 (c)	EUR	600,000	683,025
Citigroup Inc 4.3% 11/20/2026		1,766,000	1,765,615
Citigroup Inc 4.412% 3/31/2031 (c)		50,228,000	49,110,960
Citigroup Inc 4.45% 9/29/2027		21,445,000	21,403,083
Citigroup Inc 4.786% 3/4/2029 (c)		4,400,000	4,399,244
Citigroup Inc 5.3% 5/6/2044		9,501,000	8,594,110
Citigroup Inc 6.174% 5/25/2034 (c)		14,215,000	14,561,819
Citigroup Inc 6.27% 11/17/2033 (c)		17,166,000	17,999,050
Citizens Financial Group Inc 2.638% 9/30/2032		11,627,000	9,860,399
Citizens Financial Group Inc 5.253% 3/5/2031 (c)		8,950,000	8,953,391
Citizens Financial Group Inc 5.718% 7/23/2032 (c)		15,200,000	15,386,982
Citizens Financial Group Inc 5.841% 1/23/2030 (c)		6,700,000	6,819,188
Citizens Financial Group Inc 6.645% 4/25/2035 (c)		12,968,000	13,645,252
Fifth Third Bancorp 8.25% 3/1/2038		2,155,000	2,554,539
First-Citizens Bank & Trust Co 6.125% 3/9/2028		14,381,000	14,608,704
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (c)		4,490,000	3,829,252
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)		3,628,000	3,616,203
JPMorgan Chase & Co 2.069% 6/1/2029 (c)		7,286,000	6,956,960
JPMorgan Chase & Co 2.522% 4/22/2031 (c)		4,724,000	4,334,610
JPMorgan Chase & Co 2.58% 4/22/2032 (c)		1,300,000	1,160,391
JPMorgan Chase & Co 2.739% 10/15/2030 (c)		9,341,000	8,739,209
JPMorgan Chase & Co 2.947% 2/24/2028 (c)		6,239,000	6,192,690
JPMorgan Chase & Co 2.956% 5/13/2031 (c)		9,107,000	8,444,898
JPMorgan Chase & Co 2.963% 1/25/2033 (c)		9,341,000	8,339,850
JPMorgan Chase & Co 3.761% 3/21/2034 (c)(n)	EUR	750,000	857,232
JPMorgan Chase & Co 4.347% 1/22/2032 (c)		7,000,000	6,774,925
JPMorgan Chase & Co 4.408% 4/23/2030 (c)		17,100,000	16,869,677
JPMorgan Chase & Co 4.586% 4/26/2033 (c)		50,039,000	48,461,478
JPMorgan Chase & Co 4.603% 10/22/2030 (c)		17,730,000	17,534,655
JPMorgan Chase & Co 4.898% 1/22/2037 (c)		46,300,000	44,024,778
JPMorgan Chase & Co 4.912% 7/25/2033 (c)		115,454,000	113,454,502
JPMorgan Chase & Co 4.946% 10/22/2035 (c)		13,540,000	13,102,534
JPMorgan Chase & Co 4.995% 7/22/2030 (c)		7,000,000	7,004,728
JPMorgan Chase & Co 5.012% 1/23/2030 (c)		11,300,000	11,330,909
JPMorgan Chase & Co 5.041% 7/23/2032 (c)		25,000,000	24,842,315
JPMorgan Chase & Co 5.103% 4/22/2031 (c)		14,073,000	14,085,175
JPMorgan Chase & Co 5.336% 1/23/2035 (c)		20,000,000	19,888,864
JPMorgan Chase & Co 5.35% 6/1/2034 (c)		20,000,000	20,014,336
JPMorgan Chase & Co 5.502% 1/24/2036 (c)		7,000,000	6,993,079
JPMorgan Chase & Co 5.572% 4/22/2036 (c)		16,715,000	16,779,054
JPMorgan Chase & Co 5.717% 9/14/2033 (c)		19,336,000	19,598,394
KeyCorp 5.305% 1/28/2037 (c)		9,872,000	9,480,251
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)		30,780,000	30,605,456
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)		46,326,000	45,046,205
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (c)		6,130,000	6,037,449
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (c)		13,500,000	13,255,467
PNC Financial Services Group Inc/The 4.899% 5/13/2031 (c)		11,600,000	11,529,147
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (c)		15,132,000	14,863,590
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (c)		6,900,000	6,938,324
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (c)		7,000,000	7,007,037
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)		7,240,000	7,344,535
Santander Holdings USA Inc 2.49% 1/6/2028 (c)		5,300,000	5,255,958
Truist Financial Corp 4.123% 6/6/2028 (c)		2,000,000	1,991,761
Truist Financial Corp 4.597% 1/27/2032 (c)		7,000,000	6,814,905
Truist Financial Corp 5.071% 5/20/2031 (c)		11,367,000	11,336,362
Truist Financial Corp 5.122% 1/26/2034 (c)		4,235,000	4,155,161
Truist Financial Corp 5.435% 1/24/2030 (c)		6,300,000	6,364,393
Truist Financial Corp 5.711% 1/24/2035 (c)		18,500,000	18,608,333
Wells Fargo & Co 2.879% 10/30/2030 (c)		9,400,000	8,817,447
Wells Fargo & Co 3.068% 4/30/2041 (c)		7,784,000	5,724,176
Wells Fargo & Co 3.526% 3/24/2028 (c)		25,667,000	25,521,530
Wells Fargo & Co 4.3% 7/22/2027		25,328,000	25,282,615
Wells Fargo & Co 4.478% 4/4/2031 (c)		19,300,000	18,930,509
Wells Fargo & Co 4.844% 5/20/2032 (c)		25,000,000	24,609,748
Wells Fargo & Co 4.897% 7/25/2033 (c)		106,510,000	104,193,338
Wells Fargo & Co 4.97% 4/23/2029 (c)		7,235,000	7,259,847
Wells Fargo & Co 5.15% 4/23/2031 (c)		29,061,000	29,112,670
Wells Fargo & Co 5.244% 1/24/2031 (c)		31,390,000	31,560,202
Wells Fargo & Co 5.389% 4/24/2034 (c)		8,000,000	7,989,433
Wells Fargo & Co 5.499% 1/23/2035 (c)		25,000,000	25,024,630
Wells Fargo & Co 5.557% 7/25/2034 (c)		18,660,000	18,803,057
Wells Fargo & Co 5.574% 7/25/2029 (c)		25,500,000	25,847,719
Wells Fargo & Co 5.605% 4/23/2036 (c)		16,834,000	16,897,887
Wells Fargo & Co 6.303% 10/23/2029 (c)		12,800,000	13,171,276
			1,730,942,050
Capital Markets - 0.9%
Athene Global Funding 1.73% 10/2/2026 (o)		4,975,000	4,963,619
Athene Global Funding 2.5% 3/24/2028 (o)		6,975,000	6,701,231
Athene Global Funding 2.646% 10/4/2031 (o)		3,414,000	2,963,279
Athene Global Funding 2.673% 6/7/2031 (o)		4,500,000	3,950,064
Athene Global Funding 2.717% 1/7/2029 (o)		5,000,000	4,713,180
Athene Global Funding 4.721% 10/8/2029 (o)		7,000,000	6,872,546
Athene Global Funding 5.133% 6/1/2029 (o)		8,412,000	8,384,234
Athene Global Funding 5.339% 1/15/2027 (o)		26,112,000	26,184,719
Athene Global Funding 5.38% 1/7/2030 (o)		898,000	894,110
Athene Global Funding 5.516% 3/25/2027 (o)		7,800,000	7,838,276
Athene Global Funding 5.583% 1/9/2029 (o)		22,274,000	22,408,969
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5893% 4/19/2027 (c)(d)(o)		21,910,000	21,975,277
Bank of New York Mellon Corp/The 6.15% (c)(v)		565,000	563,279
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (o)		1,245,000	728,938
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (o)		4,614,000	3,129,133
Charles Schwab Corp/The 4.343% 11/14/2031 (c)		5,000,000	4,862,516
Equitable America Global Funding 4.65% 6/9/2028 (o)		3,603,000	3,587,222
Equitable America Global Funding 4.95% 6/25/2029 (o)		8,000,000	7,977,044
Equitable America Global Funding 4.95% 6/9/2030 (o)		16,856,000	16,676,406
Equitable America Global Funding 5.125% 6/15/2031 (o)		42,071,000	41,641,594
GA Global Funding Trust 5.4% 1/13/2030 (o)		13,580,000	13,498,592
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)		29,132,000	25,419,808
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)		40,000,000	35,714,993
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)		3,138,000	3,131,689
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (c)		21,474,000	20,801,402
Goldman Sachs Group Inc/The 4.972% 6/3/2032 (c)		7,920,000	7,796,670
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (c)		27,000,000	25,636,791
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (c)		18,000,000	18,551,680
Goldman Sachs Group Inc/The 6.75% 10/1/2037		59,592,000	62,891,931
Hightower Holding LLC 6.75% 4/15/2029 (o)		1,170,000	1,158,300
Intercontinental Exchange Inc 4.35% 6/15/2029		3,724,000	3,679,519
Jane Street Group / JSG Finance Inc 7.294% 8/13/2031 (o)		600,000	613,500
Jane Street Group / JSG Finance Inc 7.686% 8/13/2033 (o)		1,320,000	1,353,000
Jane Street Group / JSG Finance Inc 8.088% 8/13/2036 (o)		460,000	477,825
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (o)		705,000	682,813
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (o)		175,000	173,488
LPL Holdings Inc 4.9% 4/3/2028		3,189,000	3,186,008
Morgan Stanley 1.794% 2/13/2032 (c)		7,317,000	6,311,947
Morgan Stanley 2.239% 7/21/2032 (c)		4,900,000	4,249,138
Morgan Stanley 2.475% 1/21/2028 (c)		5,000,000	4,960,128
Morgan Stanley 2.699% 1/22/2031 (c)		6,227,000	5,754,491
Morgan Stanley 3.622% 4/1/2031 (c)		47,370,000	45,038,180
Morgan Stanley 3.955% 3/21/2035 (c)	EUR	800,000	913,761
Morgan Stanley 4.099% 5/22/2036 (c)	EUR	400,000	457,043
Morgan Stanley 4.21% 4/20/2028 (c)		6,115,000	6,099,234
Morgan Stanley 4.493% 1/16/2032 (c)		3,576,000	3,465,944
Morgan Stanley 4.654% 10/18/2030 (c)		29,950,000	29,621,829
Morgan Stanley 4.708% 3/12/2032 (c)		19,200,000	18,741,975
Morgan Stanley 4.809% 4/16/2032 (c)		5,047,000	4,941,402
Morgan Stanley 4.889% 7/20/2033 (c)		49,499,000	48,376,847
Morgan Stanley 4.994% 4/12/2029 (c)		11,745,000	11,783,294
Morgan Stanley 5.073% 1/30/2037 (c)		25,000,000	23,833,294
Morgan Stanley 5.17% 7/14/2032 (c)		6,501,000	6,452,542
Morgan Stanley 5.192% 4/17/2031 (c)		14,386,000	14,398,508
Morgan Stanley 5.23% 1/15/2031 (c)		8,629,000	8,660,171
Morgan Stanley 5.424% 7/21/2034 (c)		27,351,000	27,221,736
Morgan Stanley 5.449% 7/20/2029 (c)		16,012,000	16,177,143
Morgan Stanley 5.664% 4/17/2036 (c)		10,117,000	10,139,425
Morgan Stanley 6.342% 10/18/2033 (c)		39,945,000	41,895,669
MSCI Inc 5.15% 3/15/2036		22,955,000	21,785,281
MSCI Inc 5.25% 9/1/2035		20,553,000	19,698,431
Nasdaq Inc 5.95% 8/15/2053		1,132,000	1,101,981
Nasdaq Inc 6.1% 6/28/2063		6,000,000	5,835,504
Nuveen LLC 5.55% 1/15/2030 (o)		16,339,000	16,454,675
Nuveen LLC 5.85% 4/15/2034 (o)		4,000,000	4,047,990
Resideo Funding II LLC 6.5% 7/15/2032 (o)		205,000	202,930
S&P Global Inc 3.9% 3/1/2062		2,414,000	1,653,207
Sammons Financial Group Global Funding 4.8% 12/12/2030 (o)		4,400,000	4,277,943
Sammons Financial Group Global Funding 4.95% 6/12/2030 (o)		20,600,000	20,215,668
Sammons Financial Group Global Funding 5.05% 1/10/2028 (o)		5,760,000	5,755,775
Sammons Financial Group Global Funding 5.1% 12/10/2029 (o)		15,100,000	14,983,489
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (o)		535,000	553,729
			877,843,949
Consumer Finance - 0.3%
Ally Financial Inc 4.75% 6/9/2027		3,759,000	3,766,693
Ally Financial Inc 7.1% 11/15/2027		17,330,000	17,772,457
American Express Co 4.918% 7/20/2033 (c)		6,899,000	6,778,974
American Express Co 5.085% 1/30/2031 (c)		7,596,000	7,617,407
Capital One Financial Corp 1.878% 11/2/2027 (c)		5,931,000	5,903,173
Capital One Financial Corp 3.273% 3/1/2030 (c)		12,200,000	11,717,908
Capital One Financial Corp 3.65% 5/11/2027		21,700,000	21,591,157
Capital One Financial Corp 4.1% 2/9/2027		13,375,000	13,364,486
Capital One Financial Corp 4.927% 5/10/2028 (c)		6,900,000	6,911,985
Capital One Financial Corp 5.247% 7/26/2030 (c)		19,853,000	19,947,213
Capital One Financial Corp 5.7% 2/1/2030 (c)		1,100,000	1,116,797
Capital One Financial Corp 6.312% 6/8/2029 (c)		12,000,000	12,285,754
Capital One Financial Corp 7.624% 10/30/2031 (c)		22,914,000	24,837,367
Ford Motor Credit Co LLC 3.625% 6/17/2031		5,000,000	4,537,416
Ford Motor Credit Co LLC 4% 11/13/2030		16,400,000	15,343,342
Ford Motor Credit Co LLC 4.125% 8/17/2027		19,335,000	19,217,621
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	1,090,000	1,277,578
Ford Motor Credit Co LLC 4.95% 5/28/2027		20,213,000	20,219,574
Ford Motor Credit Co LLC 4.97% 4/6/2029		4,866,000	4,814,118
Ford Motor Credit Co LLC 5.42% 4/9/2031		17,735,000	17,487,007
Ford Motor Credit Co LLC 5.431% 8/13/2029		3,362,000	3,361,260
Ford Motor Credit Co LLC 5.85% 5/17/2027		6,500,000	6,540,185
Ford Motor Credit Co LLC 5.875% 11/7/2029		23,800,000	24,024,786
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	555,000	754,892
Ford Motor Credit Co LLC 6.8% 5/12/2028		6,000,000	6,152,576
OneMain Finance Corp 3.5% 1/15/2027		710,000	705,941
OneMain Finance Corp 3.875% 9/15/2028		550,000	533,027
OneMain Finance Corp 6.125% 5/15/2030		330,000	328,478
OneMain Finance Corp 6.625% 5/15/2029		205,000	207,968
OneMain Finance Corp 6.75% 3/15/2032		970,000	971,758
OneMain Finance Corp 6.75% 9/15/2033		435,000	428,213
OneMain Finance Corp 7.125% 11/15/2031		370,000	375,465
OneMain Finance Corp 7.125% 3/15/2034		340,000	340,062
Stellantis Financial Services US Corp 4.95% 9/15/2028 (o)		10,867,000	10,773,969
Stellantis Financial Services US Corp 5.4% 6/15/2029 (o)		6,970,000	6,884,778
Stellantis Financial Services US Corp 5.4% 9/15/2030 (o)		6,780,000	6,564,870
Stellantis Financial Services US Corp 5.8% 6/15/2031 (o)		3,631,000	3,537,158
Synchrony Financial 3.95% 12/1/2027		6,658,000	6,584,420
Synchrony Financial 5.45% 10/15/2030 (c)		7,462,000	7,456,150
			323,033,983
Financial Services - 0.3%
Aircastle Ltd / Aircastle Ireland DAC 5% 9/15/2030 (o)		10,500,000	10,360,321
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (o)		12,185,000	12,156,832
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031		2,057,000	1,806,288
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033		6,000,000	5,987,515
Aviation Capital Group LLC 6.25% 4/15/2028 (o)		6,500,000	6,616,927
Aviation Capital Group LLC 6.75% 10/25/2028 (o)		6,500,000	6,715,333
Block Inc 3.5% 6/1/2031		525,000	480,836
Block Inc 5.625% 8/15/2030 (o)		330,000	330,481
Block Inc 6% 8/15/2033 (o)		260,000	259,527
Block Inc 6.5% 5/15/2032		1,010,000	1,025,467
Corebridge Financial Inc 3.65% 4/5/2027		1,888,000	1,878,393
Corebridge Financial Inc 3.85% 4/5/2029		600,000	583,259
Corebridge Financial Inc 3.9% 4/5/2032		24,473,000	22,647,314
Corebridge Financial Inc 4.35% 4/5/2042		2,247,000	1,850,089
Corebridge Financial Inc 6.05% 9/15/2033		5,916,000	6,066,846
CRH SMW Finance DAC 5.125% 1/9/2030		10,000,000	10,038,886
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (o)		360,000	350,428
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (o)		360,000	344,801
CrossCountry Intermediate HoldCo LLC 7.75% 8/15/2031 (o)		415,000	415,514
Equitable Holdings Inc 4.35% 4/20/2028		1,898,000	1,882,347
Equitable Holdings Inc 4.572% 2/15/2029 (o)		1,989,000	1,959,513
Equitable Holdings Inc 5% 4/20/2048		10,215,000	8,549,991
Essent Group Ltd 6.25% 7/1/2029		8,400,000	8,609,211
Experian Finance US Inc 5.35% 8/24/2036 (o)		12,650,000	12,316,218
Fiserv Inc 4.55% 2/15/2031		31,900,000	30,805,693
Fiserv Inc 5.25% 8/11/2035		6,600,000	6,284,107
Global Payments Inc 4.5% 11/15/2028		8,172,000	8,058,476
HA Sustainable Infrastructure Capital Inc 5.95% 7/15/2033 (o)		12,550,000	12,402,092
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (o)		370,000	358,530
Jackson Financial Inc 3.125% 11/23/2031		3,030,000	2,684,037
Jackson Financial Inc 5.17% 6/8/2027		10,297,000	10,331,611
Jackson Financial Inc 5.67% 6/8/2032		14,050,000	13,963,639
PennyMac Financial Services Inc 6.75% 2/15/2034 (o)		705,000	652,993
PennyMac Financial Services Inc 6.875% 5/15/2032 (o)		510,000	490,951
Pine Street Trust II 5.568% 2/15/2049 (o)		7,700,000	6,886,135
Rexford Industrial Realty LP 2.15% 9/1/2031		2,886,000	2,487,044
Rocket Cos Inc 6.125% 8/1/2030 (o)		815,000	825,842
Rocket Cos Inc 6.125% 8/1/2031 (o)		375,000	379,745
Rocket Cos Inc 6.375% 8/1/2033 (o)		575,000	582,389
Rocket Cos Inc 6.5% 8/1/2029 (o)		565,000	573,924
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (o)		895,000	862,550
Sammons Financial Group Inc 5.95% 6/15/2036 (o)		16,710,000	15,947,501
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (o)		365,000	360,527
UWM Holdings LLC 6.25% 3/15/2031 (o)		360,000	321,351
UWM Holdings LLC 6.625% 2/1/2030 (o)		850,000	795,493
Voya Financial Inc 5.05% 3/2/2036		15,000,000	14,267,504
Walker & Dunlop Inc 6.625% 4/1/2033 (o)		340,000	337,999
WEX Inc 6.5% 3/15/2033 (o)		480,000	482,622
			254,375,092
Insurance - 0.6%
200 Park Funding Trust 5.74% 2/15/2055 (o)		8,900,000	8,349,659
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (o)		155,000	132,329
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (o)		395,000	363,454
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (o)		1,115,000	1,103,767
AmFam Holdings Inc 2.805% 3/11/2031 (o)		5,464,000	4,799,089
Aon Corp 6.25% 9/30/2040		142,000	148,376
Arthur J Gallagher & Co 5% 2/15/2032		11,066,000	10,927,157
Arthur J Gallagher & Co 5.15% 2/15/2035		19,900,000	19,301,619
Arthur J Gallagher & Co 5.55% 2/15/2055		5,362,000	4,842,577
Assurant Inc 2.65% 1/15/2032		7,753,000	6,724,878
Assurant Inc 5.55% 2/15/2036		4,267,000	4,171,043
Athene Holding Ltd 6.875% 6/28/2055 (c)		1,260,000	1,179,616
Brown & Brown Inc 4.2% 3/17/2032		3,550,000	3,329,057
Brown & Brown Inc 4.9% 6/23/2030		7,661,000	7,574,471
Brown & Brown Inc 5.25% 6/23/2032		4,899,000	4,821,973
Brown & Brown Inc 5.55% 6/23/2035		5,476,000	5,349,851
Brown & Brown Inc 6.25% 6/23/2055		5,558,000	5,340,254
Corebridge Global Funding 4.9% 12/3/2029 (o)		1,750,000	1,740,516
Corebridge Global Funding 5.9% 9/19/2028 (o)		18,426,000	18,757,230
CRC Insurance Group LLC 7.125% 6/1/2031 (o)		945,000	945,232
Equitable Financial Life Global Funding 1.4% 8/27/2027 (o)		1,724,000	1,672,272
Equitable Financial Life Global Funding 5% 3/27/2030 (o)		12,965,000	12,870,172
Five Corners Funding Trust II 2.85% 5/15/2030 (o)		21,030,000	19,437,636
Fortitude Group Holdings LLC 6.25% 4/1/2030 (o)		10,817,000	10,914,204
Grand River Funding Trust I 6.311% 2/15/2036 (o)		16,678,000	16,451,143
Guardian Life Global Funding 4.916% 4/30/2033 (o)		11,900,000	11,648,175
Hartford Insurance Group Inc/The 4.3% 4/15/2043		679,000	557,598
Jackson National Life Global Funding 4.6% 10/1/2029 (o)		11,326,000	11,143,328
Jackson National Life Global Funding 5.25% 6/16/2031 (o)		26,079,000	25,829,895
Jackson National Life Global Funding 5.35% 1/13/2030 (o)		5,750,000	5,752,024
Liberty Mutual Group Inc 3.95% 5/15/2060 (o)		12,820,000	8,588,406
Liberty Mutual Group Inc 5.25% 5/1/2036 (o)		9,836,000	9,503,103
Lincoln Financial Global Funding 4.95% 5/21/2031 (o)		25,000,000	24,622,094
Lincoln Financial Global Funding 5.25% 8/13/2031 (o)		34,423,000	34,154,409
Lincoln Financial Global Funding 5.3% 1/13/2030 (o)		6,864,000	6,894,951
Lincoln National Corp 3.4% 1/15/2031		7,335,000	6,810,245
Lincoln National Corp 5.35% 11/15/2035		11,100,000	10,636,779
Marsh & McLennan Cos Inc 4.95% 3/15/2036		12,456,000	11,905,388
Marsh & McLennan Cos Inc 5% 3/15/2035		7,000,000	6,742,168
Marsh & McLennan Cos Inc 5.7% 9/15/2053		10,000,000	9,409,229
MetLife Inc 5.375% 7/15/2033		16,000,000	16,192,591
Pacific LifeCorp 3.35% 9/15/2050 (o)		7,037,000	4,588,497
Pacific LifeCorp 5.125% 1/30/2043 (o)		3,343,000	3,004,499
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (o)		24,600,000	24,756,595
Pine Street Trust III 6.223% 5/15/2054 (o)		12,000,000	11,563,363
Principal Financial Group Inc 3.7% 5/15/2029		926,000	896,731
Prudential Financial Inc 6% 9/1/2052 (c)		31,987,000	32,054,716
Reinsurance Group of America Inc 5.75% 9/15/2034		14,700,000	14,737,502
Reinsurance Group of America Inc 6% 9/15/2033		500,000	511,402
RGA Global Funding 5.1% 5/26/2031 (o)		11,800,000	11,709,453
RGA Global Funding 5.448% 5/24/2029 (o)		7,900,000	8,004,302
Ryan Specialty LLC 4.375% 2/1/2030 (o)		550,000	531,625
Ryan Specialty LLC 5.875% 8/1/2032 (o)		675,000	667,768
Selective Insurance Group Inc 5.9% 4/15/2035		7,987,000	8,126,935
Symetra Life Insurance Co 6.55% 10/1/2055 (o)		3,667,000	3,600,486
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (o)		1,484,000	1,276,403
Unum Group 4% 6/15/2029		6,130,000	5,973,804
Unum Group 4.046% 8/15/2041 (o)		2,634,000	2,078,451
Unum Group 5.75% 8/15/2042		1,539,000	1,469,961
Western-Southern Global Funding 4.25% 1/29/2029 (o)		8,000,000	7,875,092
Western-Southern Global Funding 4.7% 12/10/2032 (o)		6,750,000	6,503,310
Western-Southern Global Funding 4.9% 5/1/2030 (o)		10,788,000	10,710,265
Willis North America Inc 4.5% 9/15/2028		1,897,000	1,883,193
			534,162,311
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Starwood Property Trust Inc 5.25% 10/15/2028 (o)		430,000	427,051
Starwood Property Trust Inc 5.875% 8/15/2029 (o)		400,000	401,688
Starwood Property Trust Inc 6.125% 6/1/2031 (o)		125,000	125,263
Starwood Property Trust Inc 6.5% 7/1/2030 (o)		680,000	691,904
			1,645,906
TOTAL FINANCIALS			3,722,003,291
Health Care - 0.6%
Biotechnology - 0.0%
Amgen Inc 4.663% 6/15/2051		3,736,000	3,037,693
Amgen Inc 5.15% 3/2/2028		1,959,000	1,970,986
Amgen Inc 5.25% 3/2/2033		1,595,000	1,596,090
Amgen Inc 5.65% 3/2/2053		753,000	701,790
Amgen Inc 5.75% 3/2/2063		1,373,000	1,267,433
Gilead Sciences Inc 5.1% 6/15/2035		5,700,000	5,627,032
Gilead Sciences Inc 5.5% 11/15/2054		9,000,000	8,412,621
Gilead Sciences Inc 5.6% 11/15/2064		9,000,000	8,365,231
			30,978,876
Health Care Equipment & Supplies - 0.1%
Augusta SpinCo Corp 4.398% 3/23/2029		4,740,000	4,683,630
Augusta SpinCo Corp 4.656% 3/23/2031		9,098,000	8,941,155
Augusta SpinCo Corp 4.945% 3/23/2033		14,362,000	14,048,736
Augusta SpinCo Corp 5.245% 3/23/2036		5,662,000	5,519,818
Avantor Funding Inc 3.875% 11/1/2029 (o)		375,000	361,155
Avantor Funding Inc 4.625% 7/15/2028 (o)		1,015,000	1,006,487
Insulet Corp 6.5% 4/1/2033 (o)		335,000	340,310
Medline Borrower LP 3.875% 4/1/2029 (o)		615,000	595,516
Medline Borrower LP/Medline Co-Issuer Inc 5% 6/15/2031 (o)		45,446,000	44,756,321
Medline Borrower LP/Medline Co-Issuer Inc 5.25% 6/15/2033 (o)		12,204,000	12,007,946
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (o)		747,000	758,930
Teleflex Inc 4.25% 6/1/2028 (o)		715,000	702,762
Teleflex Inc 5.875% 1/15/2032 (o)		275,000	275,244
VSP Optical Group Inc 5.4% 6/1/2033 (o)		17,568,000	17,369,760
VSP Optical Group Inc 5.45% 12/1/2035 (o)		2,440,000	2,381,643
VSP Optical Group Inc 5.65% 6/1/2036 (o)		7,539,000	7,479,372
			121,228,785
Health Care Providers & Services - 0.5%
Ascension Health 4.294% 11/15/2030		4,545,000	4,425,720
Centene Corp 2.45% 7/15/2028		15,813,000	15,064,409
Centene Corp 2.5% 3/1/2031		17,757,000	15,502,342
Centene Corp 2.625% 8/1/2031		15,841,000	13,795,246
Centene Corp 3% 10/15/2030		9,668,000	8,718,109
Centene Corp 3.375% 2/15/2030		11,998,000	11,141,255
Centene Corp 4.25% 12/15/2027		2,857,000	2,839,823
Centene Corp 4.625% 12/15/2029		15,767,000	15,370,379
Cigna Group/The 4.375% 10/15/2028		3,698,000	3,669,859
Cigna Group/The 4.8% 8/15/2038		2,697,000	2,482,363
Cigna Group/The 4.9% 12/15/2048		517,000	436,657
Cigna Group/The 5.25% 2/15/2034		7,000,000	6,941,333
Cigna Group/The 5.4% 3/15/2033		8,000,000	8,060,466
CommonSpirit Health 4.352% 9/1/2030		4,520,000	4,381,041
CommonSpirit Health 4.975% 9/1/2035		2,873,000	2,734,167
CVS Health Corp 4.78% 3/25/2038		2,165,000	1,967,162
CVS Health Corp 5% 9/15/2032		1,227,000	1,210,178
CVS Health Corp 5.125% 2/21/2030		14,148,000	14,196,010
CVS Health Corp 5.125% 7/20/2045		10,000,000	8,682,189
CVS Health Corp 5.25% 1/30/2031		5,087,000	5,114,755
CVS Health Corp 5.3% 6/1/2033		14,500,000	14,407,392
CVS Health Corp 5.4% 6/1/2029		6,500,000	6,588,007
CVS Health Corp 5.55% 6/1/2031		10,900,000	11,076,018
CVS Health Corp 5.875% 6/1/2053		5,000,000	4,642,092
CVS Health Corp 6.2% 9/15/2055		8,290,000	8,071,392
CVS Health Corp 6.75% 12/10/2054 (c)		220,000	225,664
CVS Health Corp 7% 3/10/2055 (c)		1,200,000	1,238,764
DaVita Inc 4.625% 6/1/2030 (o)		555,000	536,295
DaVita Inc 6.75% 7/15/2033 (o)		785,000	803,120
DaVita Inc 6.875% 9/1/2032 (o)		235,000	240,660
Elevance Health Inc 2.25% 5/15/2030		5,433,000	4,938,956
HCA Inc 3.5% 9/1/2030		12,405,000	11,701,910
HCA Inc 3.625% 3/15/2032		2,557,000	2,351,910
HCA Inc 5.45% 4/1/2031		4,500,000	4,545,242
HCA Inc 5.625% 9/1/2028		9,085,000	9,196,579
HCA Inc 5.875% 2/1/2029		9,796,000	9,977,712
HealthEquity Inc 4.5% 10/1/2029 (o)		720,000	701,920
Humana Inc 1.35% 2/3/2027		2,069,000	2,041,671
Humana Inc 3.95% 3/15/2027		2,000,000	1,993,619
Humana Inc 6.625% 9/15/2056 (c)		1,701,000	1,686,529
Icon Investments Six DAC 5.064% 8/13/2029 (o)		200,000	199,604
Icon Investments Six DAC 5.421% 8/13/2031 (o)		7,306,000	7,268,514
Icon Investments Six DAC 5.995% 8/13/2036 (o)		16,101,000	16,053,482
Molina Healthcare Inc 3.875% 11/15/2030 (o)		1,185,000	1,099,991
Molina Healthcare Inc 6.25% 1/15/2033 (o)		900,000	895,236
Molina Healthcare Inc 6.5% 2/15/2031 (o)		725,000	736,579
Prime Healthcare Foundation Inc 7% 12/1/2027		2,599,000	2,655,808
Sabra Health Care LP 3.2% 12/1/2031		26,025,000	23,342,169
Sabra Health Care LP 3.9% 10/15/2029		7,857,000	7,588,941
Tenet Healthcare Corp 4.625% 6/15/2028		2,310,000	2,290,953
Tenet Healthcare Corp 5.125% 11/1/2027		290,000	289,958
Tenet Healthcare Corp 5.5% 11/15/2032 (o)		725,000	715,401
Tenet Healthcare Corp 6.125% 6/15/2030		820,000	825,710
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		2,395,000	2,393,132
UnitedHealth Group Inc 3.95% 10/15/2042		74,000	59,125
UnitedHealth Group Inc 4.625% 7/15/2035		418,000	395,291
UnitedHealth Group Inc 4.65% 1/15/2031		11,510,000	11,372,446
UnitedHealth Group Inc 4.75% 7/15/2045		1,023,000	873,798
UnitedHealth Group Inc 5.3% 6/15/2035		7,470,000	7,429,319
UnitedHealth Group Inc 5.95% 6/15/2055		5,201,000	5,098,130
US Acute Care Solutions LLC 9.75% 5/15/2029 (o)		615,000	602,845
			335,885,347
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (o)		345,000	344,945
IQVIA Inc 6.25% 6/1/2032 (o)		965,000	982,476
IQVIA Inc 6.5% 5/15/2030 (o)		850,000	866,420
			2,193,841
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (o)		930,000	896,976
Thermo Fisher Scientific Inc 4.55% 6/15/2033		8,000,000	7,713,873
			8,610,849
Pharmaceuticals - 0.0%
1261229 BC Ltd 10% 4/15/2032 (o)		1,060,000	1,103,444
Bristol-Myers Squibb Co 5.2% 2/22/2034		7,000,000	6,999,936
Bristol-Myers Squibb Co 5.55% 2/22/2054		4,780,000	4,438,663
Elanco Animal Health Inc 6.4% 8/28/2028 (c)		8,545,000	8,746,773
Jazz Securities DAC 4.375% 1/15/2029 (o)		360,000	353,310
Mylan Inc 4.55% 4/15/2028		3,354,000	3,328,263
Perrigo Finance Unlimited Co 5.15% 6/15/2030 (p)		6,476,000	6,255,532
Viatris Inc 2.7% 6/22/2030		4,524,000	4,113,976
			35,339,897
TOTAL HEALTH CARE			534,237,595
Industrials - 0.5%
Aerospace & Defense - 0.3%
ATI Inc 5.875% 6/15/2033		205,000	206,820
Axon Enterprise Inc 6.125% 3/15/2030 (o)		435,000	442,086
Axon Enterprise Inc 6.25% 3/15/2033 (o)		400,000	407,001
Boeing Co 2.7% 2/1/2027		1,724,000	1,711,546
Boeing Co 3.25% 2/1/2028		4,359,000	4,269,732
Boeing Co 3.625% 2/1/2031		14,000,000	13,164,064
Boeing Co 5.04% 5/1/2027		19,675,000	19,721,445
Boeing Co 5.15% 5/1/2030		55,693,000	55,854,014
Boeing Co 5.805% 5/1/2050		9,895,000	9,327,517
Boeing Co 6.259% 5/1/2027		649,000	655,923
Boeing Co 6.298% 5/1/2029		13,659,000	14,111,962
Boeing Co 6.388% 5/1/2031		7,220,000	7,573,197
Boeing Co 6.528% 5/1/2034		7,701,000	8,216,366
Boeing Co 6.858% 5/1/2054		17,614,000	18,868,783
Boeing Co 7.008% 5/1/2064		10,499,000	11,335,682
BWX Technologies Inc 4.125% 4/15/2029 (o)		610,000	590,822
BWX Technologies Inc 4.125% 6/30/2028 (o)		660,000	649,310
Carpenter Technology Corp 5.625% 3/1/2034 (o)		495,000	487,598
Hexcel Corp 4.9% 5/15/2031		3,448,000	3,385,789
Hexcel Corp 5.875% 2/26/2035		2,383,000	2,400,821
Moog Inc 5.5% 10/15/2034 (o)		215,000	209,608
Northrop Grumman Corp 4.03% 10/15/2047		3,355,000	2,558,385
RTX Corp 6.4% 3/15/2054		6,800,000	7,121,786
TransDigm Inc 6% 1/15/2033 (o)		1,560,000	1,562,271
TransDigm Inc 6.125% 7/31/2034 (o)		185,000	182,868
TransDigm Inc 6.25% 1/31/2034 (o)		120,000	121,336
TransDigm Inc 6.375% 3/1/2029 (o)		1,685,000	1,709,963
TransDigm Inc 6.375% 5/31/2033 (o)		1,045,000	1,047,840
TransDigm Inc 6.75% 1/31/2034 (o)		585,000	594,302
			188,488,837
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (o)		330,000	340,351
Building Products - 0.0%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (o)		375,000	363,920
Builders FirstSource Inc 4.25% 2/1/2032 (o)		1,200,000	1,102,983
Builders FirstSource Inc 6.75% 5/15/2035 (o)		840,000	839,871
Carrier Global Corp 2.7% 2/15/2031		6,352,000	5,761,287
Carrier Global Corp 5.9% 3/15/2034		3,165,000	3,265,090
Carrier Global Corp 6.2% 3/15/2054		1,748,000	1,788,388
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (o)		890,000	907,651
JH North America Holdings Inc 6.125% 7/31/2032 (o)		705,000	711,205
Standard Building Solutions Inc 5.875% 3/15/2034 (o)		180,000	174,244
Standard Building Solutions Inc 6.25% 8/1/2033 (o)		350,000	347,408
Standard Building Solutions Inc 6.5% 8/15/2032 (o)		470,000	472,474
Standard Industries Inc/NY 4.375% 7/15/2030 (o)		370,000	351,743
Trane Technologies Holdco Inc 5.75% 6/15/2043		223,000	222,429
			16,308,693
Commercial Services & Supplies - 0.0%
Artera Services LLC 8.5% 2/15/2031 (o)		1,470,000	1,259,402
Clean Harbors Inc 5.125% 7/15/2029 (o)		275,000	272,390
Clean Harbors Inc 5.75% 10/15/2033 (o)		360,000	359,847
Clean Harbors Inc 6.375% 2/1/2031 (o)		575,000	582,045
CoreCivic Inc 8.25% 4/15/2029		490,000	508,606
GEO Group Inc/The 10.25% 4/15/2031		450,000	484,163
GEO Group Inc/The 8.625% 4/15/2029		420,000	436,701
Neptune Bidco US Inc 10.375% 5/15/2031 (o)		150,000	157,611
Neptune Bidco US Inc 9.29% 4/15/2029 (o)		725,000	742,565
Neptune Bidco US Inc 9.5% 2/15/2033 (o)		220,000	225,883
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (o)		540,000	529,993
Waste Pro USA Inc 7% 2/1/2033 (o)		280,000	285,853
Williams Scotsman Inc 6.625% 4/15/2030 (o)		675,000	689,327
			6,534,386
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (o)		1,050,000	1,046,428
Dycom Industries Inc 4.5% 4/15/2029 (o)		355,000	345,539
Granite Construction Inc 6.375% 6/15/2034 (o)		250,000	251,883
			1,643,850
Electrical Equipment - 0.0%
Trans-Allegheny Interstate Line Co 5% 1/15/2031 (o)		3,410,000	3,397,159
WESCO Distribution Inc 5.25% 4/15/2031 (o)		425,000	417,918
WESCO Distribution Inc 5.5% 4/15/2034 (o)		445,000	432,941
WESCO Distribution Inc 6.375% 3/15/2033 (o)		510,000	517,861
			4,765,879
Ground Transportation - 0.0%
Burlington Northern Santa Fe LLC 4.15% 4/1/2045		564,000	452,300
Burlington Northern Santa Fe LLC 4.4% 3/15/2042		1,397,000	1,201,310
CSX Corp 3.8% 4/15/2050		78,000	56,841
CSX Corp 4.3% 3/1/2048		5,524,000	4,396,075
Genesee & Wyoming Inc 6.25% 4/15/2032 (o)		550,000	554,068
Norfolk Southern Corp 2.9% 8/25/2051		3,400,000	2,033,864
Norfolk Southern Corp 3.155% 5/15/2055		2,000,000	1,222,764
Uber Technologies Inc 4.15% 1/15/2031		13,670,000	13,188,752
Uber Technologies Inc 4.8% 9/15/2035		9,457,000	8,955,685
XPO Inc 6.25% 6/1/2028 (o)		535,000	538,883
XPO Inc 7.125% 2/1/2032 (o)		355,000	366,720
			32,967,262
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (o)		355,000	353,815
Trane Technologies Financing Ltd 4.65% 11/1/2044		314,000	270,189
			624,004
Machinery - 0.0%
AGCO Corp 5.8% 3/21/2034		7,687,000	7,711,319
Allison Transmission Inc 3.75% 1/30/2031 (o)		760,000	708,501
Allison Transmission Inc 5.875% 12/1/2033 (o)		360,000	357,472
Enpro Inc 6.125% 6/1/2033 (o)		515,000	517,219
Esab Corp 6.25% 4/15/2029 (o)		660,000	667,610
Ingersoll Rand Inc 5.176% 6/15/2029		7,800,000	7,886,412
Ingersoll Rand Inc 5.314% 6/15/2031		8,500,000	8,592,166
Ingersoll Rand Inc 5.45% 6/15/2034		8,200,000	8,211,496
Ingersoll Rand Inc 5.7% 8/14/2033		4,393,000	4,479,610
			39,131,805
Passenger Airlines - 0.0%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029		755,940	738,938
American Airlines Inc 7.25% 2/15/2028 (o)		195,000	196,844
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029		427,165	418,467
United Airlines Holdings Inc 5.375% 3/1/2031		925,000	916,126
			2,270,375
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (o)		680,000	701,009
Booz Allen Hamilton Inc 5.95% 8/4/2033		10,000,000	10,035,094
CACI International Inc 6.375% 6/15/2033 (o)		670,000	678,961
Leidos Inc 4.1% 3/15/2029		2,942,000	2,883,589
Leidos Inc 5% 3/15/2036		16,500,000	15,605,105
Paychex Inc 5.1% 4/15/2030		4,791,000	4,792,822
Paychex Inc 5.35% 4/15/2032		21,504,000	21,484,825
Paychex Inc 5.6% 4/15/2035		14,647,000	14,536,615
Science Applications International Corp 5.875% 11/1/2033 (o)		515,000	509,882
TriNet Group Inc 7.125% 8/15/2031 (o)		580,000	592,142
Verisk Analytics Inc 4.45% 3/15/2031		3,461,000	3,350,662
			75,170,706
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (o)		585,000	576,564
FTAI Aviation Investors LLC 7% 6/15/2032 (o)		270,000	276,778
FTAI Aviation Investors LLC 7.875% 12/1/2030 (o)		395,000	412,370
Herc Holdings Inc 5.75% 3/15/2031 (o)		240,000	239,430
Herc Holdings Inc 6% 3/15/2034 (o)		220,000	216,943
Herc Holdings Inc 7% 6/15/2030 (o)		510,000	527,573
Herc Holdings Inc 7.25% 6/15/2033 (o)		485,000	501,555
QXO Building Products Inc 6.5% 7/15/2031 (o)		185,000	187,089
QXO Building Products Inc 6.75% 4/30/2032 (o)		435,000	444,929
Sumisho Air Lease Corp 2.2% 1/15/2027		3,428,000	3,398,536
Sumisho Air Lease Corp 3% 2/1/2030		15,000,000	13,964,834
Sumisho Air Lease Corp 3.125% 12/1/2030		3,167,000	2,908,661
Sumisho Air Lease Corp 4.4% 3/24/2028 (o)		8,077,000	8,026,941
Sumisho Air Lease Corp 4.5% 3/24/2029 (o)		11,112,000	10,970,898
Sumisho Air Lease Corp 4.85% 3/24/2031 (o)		17,589,000	17,210,445
Sumisho Air Lease Corp 5.5% 3/24/2036 (o)		12,053,000	11,751,303
United Rentals North America Inc 3.75% 1/15/2032		680,000	623,545
United Rentals North America Inc 5.375% 11/15/2033 (o)		360,000	350,589
United Rentals North America Inc 6.125% 3/15/2034 (o)		905,000	919,720
			73,508,703
Transportation Infrastructure - 0.0%
Carrix Inc 6.125% 8/1/2033 (o)		525,000	524,551
TOTAL INDUSTRIALS			442,279,402
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 4.125% 11/15/2030		11,300,000	10,945,121
Amphenol Corp 4.4% 2/15/2033		11,100,000	10,614,380
Amphenol Corp 5.25% 4/5/2034		4,400,000	4,388,549
Amphenol Technologies Holding GmbH 3.625% 3/30/2031	EUR	480,000	554,500
Coherent Corp 5% 12/15/2029 (o)		1,425,000	1,406,308
Dell International LLC / EMC Corp 3.375% 12/15/2041		3,736,000	2,745,531
Dell International LLC / EMC Corp 3.45% 12/15/2051		1,801,000	1,193,537
Dell International LLC / EMC Corp 4.15% 2/15/2029		6,445,000	6,336,485
Dell International LLC / EMC Corp 4.5% 2/15/2031		32,702,000	31,873,568
Dell International LLC / EMC Corp 4.75% 10/6/2032		15,962,000	15,491,765
Dell International LLC / EMC Corp 5% 2/15/2034		17,005,000	16,472,715
Dell International LLC / EMC Corp 5% 4/1/2030		11,032,000	11,008,982
Dell International LLC / EMC Corp 5.1% 2/15/2036		34,440,000	33,103,013
Dell International LLC / EMC Corp 5.25% 2/15/2037		17,641,000	16,950,124
Insight Enterprises Inc 6.625% 5/15/2032 (o)		300,000	304,458
Sensata Technologies Inc 3.75% 2/15/2031 (o)		585,000	545,437
TTM Technologies Inc 4% 3/1/2029 (o)		730,000	703,119
Vontier Corp 2.4% 4/1/2028		7,691,000	7,389,812
Vontier Corp 2.95% 4/1/2031		8,630,000	7,802,225
			179,829,629
IT Services - 0.0%
Beignet Investor LLC 6.581% 5/30/2049 (o)		21,000,000	20,118,211
CDW LLC / CDW Finance Corp 2.67% 12/1/2026		5,350,000	5,325,066
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (o)		40,000	37,936
CoreWeave Inc 9% 2/1/2031 (o)		615,000	551,649
CoreWeave Inc 9.25% 6/1/2030 (o)		875,000	812,582
CoreWeave Inc 9.625% 7/15/2032 (o)		260,000	229,404
CoreWeave Inc 9.75% 10/1/2031 (o)		615,000	549,948
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (o)		1,295,000	1,227,749
			28,852,545
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Inc 1.95% 2/15/2028		2,879,000	2,770,796
Broadcom Inc 2.45% 2/15/2031		63,916,000	56,790,924
Broadcom Inc 2.6% 2/15/2033		23,971,000	20,100,464
Broadcom Inc 3.137% 11/15/2035		6,850,000	5,511,301
Broadcom Inc 3.187% 11/15/2036		6,678,000	5,267,290
Broadcom Inc 3.419% 4/15/2033		10,171,000	8,918,663
Broadcom Inc 3.5% 2/15/2041		20,866,000	15,499,194
Broadcom Inc 3.75% 2/15/2051		1,693,000	1,139,525
Broadcom Inc 4.15% 11/15/2030		1,724,000	1,654,564
Broadcom Inc 4.6% 7/15/2030		10,250,000	10,038,976
Broadcom Inc 4.8% 2/15/2036		17,350,000	15,921,471
Broadcom Inc 4.9% 7/15/2032		10,200,000	9,896,716
Broadcom Inc 5.15% 11/15/2031		16,700,000	16,561,663
Broadcom Inc 5.7% 1/15/2056		6,824,000	6,147,272
Entegris Inc 4.375% 4/15/2028 (o)		1,060,000	1,047,272
Entegris Inc 5.95% 6/15/2030 (o)		840,000	847,597
Micron Technology Inc 2.703% 4/15/2032		2,039,000	1,797,486
Micron Technology Inc 3.366% 11/1/2041		2,223,000	1,665,808
Micron Technology Inc 3.477% 11/1/2051		2,229,000	1,489,376
NVIDIA Corp 4.95% 6/15/2036		11,000,000	10,456,623
NVIDIA Corp 5.625% 6/15/2056		11,000,000	9,875,937
ON Semiconductor Corp 3.875% 9/1/2028 (o)		425,000	414,817
			203,813,735
Software - 0.2%
Cloud Software Group LLC 6.5% 3/31/2029 (o)		970,000	965,513
Cloud Software Group LLC 9% 9/30/2029 (o)		1,280,000	1,283,363
Crowdstrike Holdings Inc 3% 2/15/2029		555,000	528,813
Elastic NV 4.125% 7/15/2029 (o)		1,280,000	1,232,098
Ellucian Holdings Inc 6.5% 12/1/2029 (o)		465,000	458,589
Fair Isaac Corp 4% 6/15/2028 (o)		955,000	932,742
Fair Isaac Corp 6% 5/15/2033 (o)		865,000	850,896
Fiserv Funding ULC 3.5% 6/15/2032	EUR	733,000	809,104
Gen Digital Inc 6.25% 4/1/2033 (o)		400,000	399,875
Oracle Corp 2.875% 3/25/2031		7,473,000	6,542,651
Oracle Corp 3.6% 4/1/2040		650,000	450,518
Oracle Corp 3.8% 11/15/2037		1,425,000	1,083,791
Oracle Corp 4.45% 9/26/2030		10,372,000	9,818,181
Oracle Corp 4.8% 9/26/2032		15,178,000	14,033,422
Oracle Corp 4.95% 2/4/2031		12,030,000	11,527,537
Oracle Corp 5.2% 9/26/2035		13,817,000	12,395,225
Oracle Corp 5.35% 5/4/2033		12,345,000	11,632,309
Oracle Corp 5.375% 7/15/2040		135,000	112,374
Oracle Corp 5.7% 2/4/2036		4,600,000	4,253,360
Oracle Corp 5.875% 9/26/2045		17,411,000	14,357,735
Oracle Corp 5.95% 9/26/2055		18,208,000	14,465,512
Oracle Corp 6% 8/3/2055		1,414,000	1,139,131
Oracle Corp 6.1% 9/26/2065		19,925,000	15,728,964
Oracle Corp 6.55% 2/4/2046		13,800,000	12,329,699
Oracle Corp 6.7% 2/4/2056		13,800,000	12,154,608
Oracle Corp 6.85% 2/4/2066		13,800,000	12,116,549
UKG Inc 6.875% 2/1/2031 (o)		755,000	744,700
			162,347,259
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030		305,000	309,821
TOTAL INFORMATION TECHNOLOGY			575,152,989
Materials - 0.1%
Chemicals - 0.1%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(o)		618,994	495,195
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (o)		700,000	699,254
Axalta Coating Systems LLC 3.375% 2/15/2029 (o)		370,000	354,775
Celanese US Holdings LLC 6.5% 4/15/2030		520,000	529,869
Celanese US Holdings LLC 6.75% 4/15/2033		180,000	183,227
Celanese US Holdings LLC 7% 2/15/2031		690,000	709,233
Celanese US Holdings LLC 7.35% 11/15/2028 (c)		7,635,000	7,933,628
Celanese US Holdings LLC 7.375% 2/15/2034		365,000	378,120
Celanese US Holdings LLC 7.55% 11/15/2030 (c)		15,417,000	16,319,172
Celanese US Holdings LLC 7.7% 11/15/2033 (c)		7,254,000	7,745,705
Chemours Co/The 4.625% 11/15/2029 (o)		435,000	411,245
Chemours Co/The 5.75% 11/15/2028 (o)		601,000	597,230
Chemours Co/The 7.875% 3/15/2034 (o)		170,000	166,324
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (o)		6,209,000	6,153,354
International Flavors & Fragrances Inc 1.832% 10/15/2027 (o)		1,819,000	1,763,313
International Flavors & Fragrances Inc 2.3% 11/1/2030 (o)		2,599,000	2,326,512
LSB Industries Inc 6.25% 10/15/2028 (o)		390,000	389,214
Methanex US Operations Inc 6.25% 3/15/2032 (o)		600,000	607,519
Olin Corp 6.625% 4/1/2033 (o)		445,000	436,629
WR Grace Holdings LLC 5.625% 8/15/2029 (o)		200,000	190,254
			48,389,772
Construction Materials - 0.0%
Amrize Finance US LLC 4.7% 4/7/2028		1,949,000	1,948,146
CRH America Finance Inc 4.4% 2/9/2031		20,290,000	19,721,245
CRH America Finance Inc 5% 2/9/2036		11,650,000	11,140,741
CRH America Finance Inc 5.5% 1/9/2035		6,110,000	6,103,753
Quikrete Holdings Inc 6.375% 3/1/2032 (o)		850,000	860,591
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (o)		345,000	361,597
VM Consolidated Inc 5.5% 4/15/2029 (o)		760,000	711,453
			40,847,526
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (o)		750,000	729,347
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (o)		580,000	556,695
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (o)		265,000	266,360
Ball Corp 2.875% 8/15/2030		815,000	742,697
Ball Corp 3.125% 9/15/2031		810,000	728,535
Ball Corp 5.5% 9/15/2033		530,000	525,812
Ball Corp 6% 6/15/2029		335,000	338,745
Canpack Group Inc / CANPACK SA 6% 5/15/2031 (o)		1,845,000	1,847,660
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (o)		295,000	288,055
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (o)		155,000	155,151
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033		1,220,000	1,220,051
Graphic Packaging International LLC 3.75% 2/1/2030 (o)		335,000	314,629
Graphic Packaging International LLC 6.375% 7/15/2032 (o)		620,000	627,460
			8,341,197
Metals & Mining - 0.0%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (o)		145,000	149,968
Alumina Pty Ltd 6.375% 9/15/2032 (o)		1,035,000	1,049,344
Coeur Mining Inc 6.875% 4/1/2032 (o)		345,000	353,013
Commercial Metals Co 3.875% 2/15/2031		775,000	727,663
Commercial Metals Co 4.375% 3/15/2032		185,000	173,638
Commercial Metals Co 5.75% 11/15/2033 (o)		360,000	354,370
Commercial Metals Co 6% 12/15/2035 (o)		110,000	108,623
Kaiser Aluminum Corp 5.875% 3/1/2034 (o)		215,000	210,425
Novelis Corp 3.875% 8/15/2031 (o)		400,000	365,796
			3,492,840
TOTAL MATERIALS			101,071,335
Real Estate - 0.9%
Diversified REITs - 0.2%
GLP Capital LP / GLP Financing II Inc 5.625% 3/1/2036		925,000	881,118
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		14,650,000	14,228,703
Piedmont Operating Partnership LP 2.75% 4/1/2032		3,748,000	3,196,975
Piedmont Operating Partnership LP 5.625% 1/15/2033		13,500,000	13,271,897
Piedmont Operating Partnership LP 6.875% 7/15/2029		10,020,000	10,401,040
Store Capital LLC 2.75% 11/18/2030		3,456,000	3,096,610
Store Capital LLC 4.625% 3/15/2029		2,374,000	2,343,330
VICI Properties LP 4.75% 2/15/2028		14,680,000	14,648,709
VICI Properties LP 4.75% 4/1/2028		6,305,000	6,286,640
VICI Properties LP 4.95% 2/15/2030		21,594,000	21,307,412
VICI Properties LP 5.125% 11/15/2031		5,400,000	5,280,896
VICI Properties LP 5.125% 5/15/2032		14,187,000	13,795,341
VICI Properties LP 5.4% 10/15/2031		10,591,000	10,513,054
VICI Properties LP 5.75% 10/15/2036		12,500,000	12,151,176
VICI Properties LP 5.75% 4/1/2034		4,314,000	4,270,073
Vornado Realty LP 3.4% 6/1/2031		12,870,000	11,751,926
WP Carey Inc 2.4% 2/1/2031		3,511,000	3,122,060
WP Carey Inc 3.85% 7/15/2029		1,991,000	1,933,945
WP Carey Inc 4.25% 7/23/2032	EUR	300,000	347,972
			152,828,877
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 2% 5/18/2032		8,258,000	6,859,189
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		7,224,000	7,131,068
Alexandria Real Estate Equities Inc 5.25% 3/15/2036		23,250,000	22,148,906
Healthcare Realty Holdings LP 3.1% 2/15/2030		1,868,000	1,746,789
Healthpeak OP LLC 4.75% 1/15/2033		22,285,000	21,472,852
National Health Investors Inc 5.35% 2/1/2033		3,761,000	3,665,793
Omega Healthcare Investors Inc 3.25% 4/15/2033		25,514,000	22,168,129
Omega Healthcare Investors Inc 3.375% 2/1/2031		11,878,000	10,907,053
Omega Healthcare Investors Inc 3.625% 10/1/2029		8,376,000	7,994,244
Omega Healthcare Investors Inc 4.5% 4/1/2027		716,000	715,365
Omega Healthcare Investors Inc 4.75% 1/15/2028		11,294,000	11,260,612
Ventas Realty LP 2.5% 9/1/2031		25,590,000	22,546,607
Ventas Realty LP 3% 1/15/2030		16,847,000	15,774,060
Ventas Realty LP 4% 3/1/2028		2,553,000	2,524,269
Ventas Realty LP 4.4% 1/15/2029		6,227,000	6,165,510
Ventas Realty LP 4.75% 11/15/2030		16,500,000	16,255,435
Ventas Realty LP 5.1% 7/15/2032		14,363,000	14,235,292
			193,571,173
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (o)		800,000	784,763
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (o)		255,000	261,114
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (o)		325,000	320,269
RHP Hotel Properties LP / RHP Finance Corp 6.25% 2/15/2035 (o)		325,000	326,790
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (o)		475,000	483,662
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (o)		370,000	377,395
			2,553,993
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		1,375,000	1,240,790
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	690,000	770,016
			2,010,806
Office REITs - 0.1%
Boston Properties LP 4.5% 12/1/2028		4,766,000	4,726,009
COPT Defense Properties LP 2% 1/15/2029		7,631,000	7,132,557
COPT Defense Properties LP 2.75% 4/15/2031		8,767,000	7,863,120
COPT Defense Properties LP 2.9% 12/1/2033		17,416,000	14,680,200
COPT Defense Properties LP 4.5% 10/15/2030		2,765,000	2,694,433
Hudson Pacific Properties LP 3.95% 11/1/2027		2,573,000	2,508,520
Hudson Pacific Properties LP 4.65% 4/1/2029		10,668,000	10,111,763
Hudson Pacific Properties LP 5.95% 2/15/2028		11,441,000	11,364,617
Kilroy Realty LP 2.5% 11/15/2032		1,800,000	1,478,791
Kilroy Realty LP 2.65% 11/15/2033		4,817,000	3,853,117
Kilroy Realty LP 5.875% 10/15/2035		3,943,000	3,809,461
			70,222,588
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 11/15/2027		4,382,000	4,295,554
Brandywine Operating Partnership LP 7.55% 3/15/2028		14,168,000	14,551,089
Brandywine Operating Partnership LP 8.875% 4/12/2029		16,749,000	17,689,205
CBRE Services Inc 2.5% 4/1/2031		10,225,000	9,098,232
Essex Portfolio LP 5.5% 4/1/2034		4,442,000	4,427,460
Extra Space Storage LP 4.95% 1/15/2033		10,409,000	10,136,433
Howard Hughes Corp/The 4.375% 2/1/2031 (o)		935,000	882,754
Kennedy-Wilson Inc 7% 6/1/2031 (o)		850,000	869,762
Tanger Properties LP 2.75% 9/1/2031		19,449,000	17,269,424
Tanger Properties LP 3.125% 9/1/2026		2,628,000	2,628,000
Tanger Properties LP 3.875% 7/15/2027		11,191,000	11,119,983
Taylor Morrison Communities Inc 5.75% 1/15/2028 (o)		550,000	554,616
Taylor Morrison Communities Inc 5.75% 11/15/2032 (o)		180,000	183,959
			93,706,471
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		1,482,000	1,296,255
American Homes 4 Rent LP 3.375% 7/15/2051		2,291,000	1,474,148
American Homes 4 Rent LP 3.625% 4/15/2032		8,742,000	7,983,787
American Homes 4 Rent LP 4.3% 4/15/2052		5,604,000	4,208,448
American Homes 4 Rent LP 4.95% 6/15/2030		2,538,000	2,517,320
American Homes 4 Rent LP 5.5% 7/15/2034		10,177,000	10,089,215
ERP Operating LP 4.95% 10/1/2031		7,000,000	6,951,884
Invitation Homes Operating Partnership LP 2% 8/15/2031		2,893,000	2,471,810
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		13,560,000	12,727,810
Invitation Homes Operating Partnership LP 4.875% 2/1/2035		8,722,000	8,252,615
Invitation Homes Operating Partnership LP 4.95% 1/15/2033		13,634,000	13,232,147
Invitation Homes Operating Partnership LP 4.95% 2/1/2032		10,211,000	10,000,801
Sun Communities Operating LP 2.3% 11/1/2028		4,282,000	4,055,897
Sun Communities Operating LP 2.7% 7/15/2031		9,688,000	8,601,747
Sun Communities Operating LP 4.2% 4/15/2032		9,341,000	8,788,473
UDR Inc 2.1% 8/1/2032		4,480,000	3,752,318
UDR Inc 5.125% 9/1/2034		5,000,000	4,871,046
			111,275,721
Retail REITs - 0.2%
Agree LP 4.8% 10/1/2032		6,806,000	6,598,654
Agree LP 5.6% 6/15/2035		16,159,000	16,190,769
Agree LP 5.625% 6/15/2034		18,770,000	18,865,475
Brixmor Operating Partnership LP 4.05% 7/1/2030		10,487,000	10,076,220
Brixmor Operating Partnership LP 4.125% 5/15/2029		19,691,000	19,281,605
Brixmor Operating Partnership LP 4.85% 2/15/2033		6,561,000	6,342,372
Brixmor Operating Partnership LP 5.5% 2/15/2034		6,800,000	6,789,428
Kimco Realty OP LLC 2.25% 12/1/2031		15,265,000	13,298,438
Kite Realty Group LP 5.5% 3/1/2034		5,568,000	5,538,543
Kite Realty Group Trust 4.75% 9/15/2030		20,325,000	20,056,988
NNN REIT Inc 5.6% 10/15/2033		12,000,000	12,104,800
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031		5,917,000	5,210,382
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		7,122,000	6,826,499
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035		9,000,000	8,587,399
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034		12,448,000	12,550,456
Realty Income Corp 2.1% 3/15/2028		1,631,000	1,570,665
Realty Income Corp 2.85% 12/15/2032		300,000	262,424
Realty Income Corp 3.375% 6/20/2031	EUR	900,000	1,019,511
Regency Centers LP 4.5% 3/15/2033		1,616,000	1,544,081
Regency Centers LP 5.1% 1/15/2035		10,000,000	9,759,786
Simon Property Group LP 2.45% 9/13/2029		3,008,000	2,810,230
			185,284,725
Specialized REITs - 0.0%
American Tower Corp 2.1% 6/15/2030		3,550,000	3,183,060
American Tower Corp 3.625% 5/30/2032	EUR	1,150,000	1,308,288
American Tower Corp 4.7% 12/15/2032		9,720,000	9,381,680
American Tower Corp 4.9% 3/15/2030		7,500,000	7,462,177
Iron Mountain Inc 4.875% 9/15/2029 (o)		890,000	870,605
Millrose Properties Inc 6.375% 8/1/2030 (o)		880,000	892,241
SBA Communications Corp 3.125% 2/1/2029		2,025,000	1,935,475
			25,033,526
TOTAL REAL ESTATE			836,487,880
Utilities - 1.0%
Electric Utilities - 0.7%
AEP Texas Inc 5.2% 4/15/2036		5,176,000	4,987,221
AEP Texas Inc 5.7% 5/15/2034		2,023,000	2,042,684
AEP Texas Inc 5.85% 10/15/2055		12,751,000	11,930,041
AEP Transmission Co LLC 5.25% 6/1/2036		13,100,000	12,851,406
AEP Transmission Co LLC 5.375% 6/15/2035		5,000,000	4,978,622
Alabama Power Co 3.05% 3/15/2032		18,116,000	16,377,036
Alabama Power Co 5.1% 4/2/2035		8,723,000	8,565,376
American Electric Power Co Inc 5.8% 3/15/2056 (c)		365,000	358,482
American Electric Power Co Inc 6.05% 3/15/2056 (c)		365,000	355,032
American Transmission Systems Inc 2.65% 1/15/2032 (o)		5,846,000	5,153,201
Arizona Public Service Co 5.1% 3/15/2036		9,990,000	9,604,762
Clearway Energy Operating LLC 3.75% 2/15/2031 (o)		1,145,000	1,055,886
Clearway Energy Operating LLC 4.75% 3/15/2028 (o)		120,000	118,926
Clearway Energy Operating LLC 5.75% 1/15/2034 (o)		480,000	463,937
Cleco Corporate Holdings LLC 3.375% 9/15/2029		11,796,000	11,099,547
Cleco Corporate Holdings LLC 4.973% 5/1/2046		8,304,000	6,853,490
Cleco Power LLC 5.3% 1/15/2036 (o)		5,294,000	5,174,441
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (o)		5,498,000	5,380,065
Cleveland Electric Illuminating Co/The 5% 2/15/2030 (o)		3,318,000	3,313,946
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036		2,055,000	2,080,575
Consolidated Edison Co of New York Inc 5.125% 3/15/2035		9,000,000	8,804,481
Consolidated Edison Co of New York Inc 5.2% 3/1/2033		8,097,000	8,097,987
Consolidated Edison Co of New York Inc 5.5% 3/15/2034		5,000,000	5,060,161
Consolidated Edison Co of New York Inc 5.5% 3/15/2055		9,000,000	8,175,545
Consolidated Edison Co of New York Inc 6.3% 8/15/2037		5,000,000	5,246,727
DPL LLC/Ohio 4.35% 4/15/2029		7,785,000	7,553,598
Duke Energy Carolinas LLC 4.95% 1/15/2033		8,000,000	7,916,910
Duke Energy Corp 2.45% 6/1/2030		5,890,000	5,369,518
Duke Energy Corp 2.55% 6/15/2031		4,359,000	3,891,175
Duke Energy Corp 3.85% 6/15/2034	EUR	1,450,000	1,639,320
Duke Energy Corp 4.3% 3/15/2028		2,316,000	2,302,088
Duke Energy Corp 4.5% 8/15/2032		12,535,000	12,079,014
Duke Energy Corp 4.95% 9/15/2035		3,815,000	3,644,540
Duke Energy Corp 5% 8/15/2052		17,535,000	14,535,421
Duke Energy Corp 6.1% 9/15/2053		8,700,000	8,466,576
Duke Energy Indiana LLC 4.9% 7/15/2043		1,678,000	1,498,325
Duquesne Light Holdings Inc 2.532% 10/1/2030 (o)		7,005,000	6,273,721
Duquesne Light Holdings Inc 2.775% 1/7/2032 (o)		14,070,000	12,313,464
Duquesne Light Holdings Inc 3.616% 8/1/2027 (o)		2,736,000	2,707,555
Edison International 7.875% 6/15/2054 (c)		294,000	297,855
Edison International 8.125% 6/15/2053 (c)		135,000	137,115
Emera US Finance LLC 4.5% 4/1/2029		5,500,000	5,430,901
Emera US Finance LLC 5.2% 4/1/2033		4,612,000	4,514,016
Eversource Energy 6.1% 8/15/2056 (c)		325,000	321,508
Eversource Energy 6.35% 8/15/2056 (c)		310,000	309,130
Exelon Corp 3.35% 3/15/2032		20,066,000	18,325,939
Exelon Corp 4.05% 4/15/2030		4,724,000	4,573,544
Exelon Corp 4.1% 3/15/2052		379,000	275,551
Exelon Corp 5.15% 3/15/2029		6,500,000	6,547,146
Exelon Corp 5.3% 3/15/2033		9,000,000	8,967,263
Exelon Corp 5.45% 3/15/2034		7,200,000	7,186,050
Exelon Corp 5.6% 3/15/2053		6,800,000	6,179,721
FirstEnergy Corp 2.25% 9/1/2030		5,756,000	5,141,833
FirstEnergy Corp 2.65% 3/1/2030		11,794,000	10,866,996
FirstEnergy Corp 3.4% 3/1/2050		7,000,000	4,542,789
FirstEnergy Pennsylvania Electric Co 5.2% 4/1/2028 (o)		6,490,000	6,533,410
FirstEnergy Transmission LLC 4.55% 1/15/2030		3,100,000	3,055,443
FirstEnergy Transmission LLC 4.75% 1/15/2033		13,738,000	13,269,722
Georgia Power Co 4.65% 5/16/2028		5,500,000	5,504,980
Georgia Power Co 5.25% 3/15/2034		8,750,000	8,716,909
Hawaiian Electric Co Inc 6% 10/1/2033 (o)		310,000	305,857
Indianapolis Power & Light Co 5.7% 4/1/2054 (o)		5,000,000	4,703,097
IPALCO Enterprises Inc 4.25% 5/1/2030		8,967,000	8,672,711
IPALCO Enterprises Inc 5.75% 4/1/2034		22,200,000	21,650,208
ITC Holdings Corp 5.65% 5/9/2034 (o)		11,700,000	11,726,308
Monongahela Power Co 5.85% 2/15/2034 (o)		6,875,000	7,058,303
NRG Energy Inc 3.625% 2/15/2031 (o)		915,000	842,217
NRG Energy Inc 5.25% 6/15/2029 (o)		409,000	406,093
NRG Energy Inc 5.75% 1/15/2028		961,000	961,102
NRG Energy Inc 5.75% 1/15/2034 (o)		900,000	876,084
NRG Energy Inc 5.875% 5/15/2034 (o)		205,000	199,882
NRG Energy Inc 6% 1/15/2036 (o)		1,260,000	1,225,416
NRG Energy Inc 6.125% 5/15/2036 (o)		215,000	210,657
NRG Energy Inc 6.25% 11/1/2034 (o)		1,105,000	1,101,829
Ohio Edison Co 4.95% 12/15/2029 (o)		4,124,000	4,114,221
Pacific Gas and Electric Co 5.9% 10/1/2054		8,600,000	7,744,415
PG&E Corp 5% 7/1/2028		355,000	349,675
PG&E Corp 6.85% 9/15/2056 (c)		576,000	564,422
PG&E Corp 7.375% 3/15/2055 (c)		1,400,000	1,407,023
Pinnacle West Capital Corp 4.9% 5/15/2028		1,765,000	1,768,909
Pinnacle West Capital Corp 5.15% 5/15/2030		3,419,000	3,434,138
PPL Capital Funding Inc 5.25% 9/1/2034		7,291,000	7,164,485
Public Service Co of Oklahoma 5.4% 2/15/2034		12,297,000	12,248,368
Public Service Co of Oklahoma 6.3% 8/15/2056		15,007,000	14,912,610
Sierra Pacific Power Co 6.2% 12/15/2055 (c)		895,000	879,411
Sierra Pacific Power Co 6.375% 9/15/2056 (c)		740,000	736,890
Southern Co/The 1.875% 9/15/2081 (c)	EUR	2,400,000	2,739,301
Southern Co/The 3.7% 4/30/2030		9,229,000	8,830,860
Southern Co/The 4.4% 7/1/2046		8,095,000	6,526,470
Southern Co/The 4.85% 3/15/2035		4,650,000	4,430,393
Southern Co/The 5.113% 8/1/2027 (p)		1,724,000	1,732,357
Southern Co/The 5.5% 3/15/2029		7,200,000	7,313,934
Southern Co/The 5.7% 3/15/2034		11,450,000	11,609,938
Southwestern Electric Power Co 5.2% 4/1/2036		8,375,000	8,086,709
Southwestern Electric Power Co 5.3% 4/1/2033		10,125,000	10,050,592
Southwestern Electric Power Co 5.9% 4/1/2056		11,600,000	10,894,007
Tampa Electric Co 6.55% 5/15/2036		280,000	296,579
Union Electric Co 4.8% 3/15/2036		7,500,000	7,120,019
Virginia Electric and Power Co 2.3% 11/15/2031		2,300,000	2,007,202
Virginia Electric and Power Co 2.4% 3/30/2032		1,724,000	1,495,164
Virginia Electric and Power Co 3.75% 5/15/2027		2,000,000	1,991,224
Virginia Electric and Power Co 5.55% 8/15/2054		2,334,000	2,128,977
Vistra Operations Co LLC 4.375% 5/1/2029 (o)		510,000	498,727
Vistra Operations Co LLC 4.55% 10/30/2028 (o)		3,131,000	3,096,677
Vistra Operations Co LLC 4.7% 1/31/2031 (o)		11,200,000	10,867,137
Vistra Operations Co LLC 5% 4/30/2031 (o)		10,741,000	10,530,247
Vistra Operations Co LLC 5% 7/31/2027 (o)		3,190,000	3,187,153
Vistra Operations Co LLC 5.25% 4/30/2033 (o)		10,112,000	9,858,639
Vistra Operations Co LLC 5.55% 4/30/2036 (o)		17,983,000	17,448,616
Vistra Operations Co LLC 7.75% 10/15/2031 (o)		1,025,000	1,067,500
Xcel Energy Inc 3.5% 12/1/2049		4,570,000	3,081,763
Xcel Energy Inc 4.8% 9/15/2041		311,000	265,845
Xcel Energy Inc 5.75% 12/3/2056 (c)		925,000	897,347
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (o)		345,000	356,631
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (o)		420,000	444,878
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (o)		295,000	314,156
			623,451,996
Gas Utilities - 0.0%
Boston Gas Co 4.487% 2/15/2042 (o)		1,118,000	932,251
Southern Co Gas Capital Corp 3.15% 9/30/2051		3,046,000	1,906,398
Southern Co Gas Capital Corp 5.1% 9/15/2035		7,546,000	7,283,519
			10,122,168
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031		51,451,000	45,394,162
AES Corp/The 3.95% 7/15/2030 (o)		21,858,000	20,764,555
AES Corp/The 5.2% 7/15/2029		3,619,000	3,619,775
AES Corp/The 5.75% 7/15/2033		3,488,000	3,447,979
Alpha Generation LLC 6.25% 1/15/2034 (o)		505,000	494,854
Alpha Generation LLC 6.75% 10/15/2032 (o)		675,000	680,238
Southern Power Co 4.25% 10/1/2030		7,399,000	7,191,098
Southern Power Co 4.9% 10/1/2035		7,734,000	7,318,110
Sunnova Energy Corp 5.875% (j)(k)(o)		760,000	1,899
Talen Energy Supply LLC 6.25% 2/1/2034 (o)		790,000	775,827
Talen Energy Supply LLC 6.5% 2/1/2036 (o)		830,000	814,628
TerraForm Power Operating LLC 5% 1/31/2028 (o)		356,000	352,155
			90,855,280
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co 3.25% 4/15/2028		2,069,000	2,024,883
Berkshire Hathaway Energy Co 3.7% 7/15/2030		161,000	154,031
Dominion Energy Inc 5.35% 6/15/2036		13,046,000	12,666,576
Dominion Energy Inc 6.15% 12/15/2056 (c)		935,000	923,101
DTE Energy Co 5.2% 4/1/2030		9,729,000	9,775,617
NiSource Inc 1.7% 2/15/2031		3,114,000	2,694,277
NiSource Inc 2.95% 9/1/2029		21,895,000	20,704,303
NiSource Inc 3.6% 5/1/2030		21,588,000	20,612,094
NiSource Inc 4.375% 5/15/2047		3,114,000	2,451,779
NiSource Inc 4.75% 5/18/2031		2,180,000	2,149,372
NiSource Inc 4.8% 2/15/2044		4,982,000	4,280,765
NiSource Inc 5% 6/15/2052		2,180,000	1,842,689
NiSource Inc 5.25% 2/15/2043		132,000	120,471
NiSource Inc 5.25% 3/30/2028		4,400,000	4,435,964
NiSource Inc 5.3% 5/18/2036		2,728,000	2,656,176
NiSource Inc 5.35% 4/1/2034		9,500,000	9,450,337
NiSource Inc 5.4% 6/30/2033		5,000,000	5,019,434
NiSource Inc 5.95% 6/15/2041		2,375,000	2,348,325
Public Service Enterprise Group Inc 4.9% 3/15/2030		2,250,000	2,244,264
Puget Energy Inc 2.379% 6/15/2028		6,588,000	6,306,247
Puget Energy Inc 4.1% 6/15/2030		9,809,000	9,402,434
Puget Energy Inc 4.224% 3/15/2032		27,701,000	26,232,440
Puget Energy Inc 5.725% 3/15/2035		23,712,000	23,406,496
Sempra 6.375% 4/1/2056 (c)		890,000	891,900
			172,793,975
TOTAL UTILITIES			897,223,419
TOTAL UNITED STATES			9,429,575,910
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Co 6.7% 10/17/2028 (o)		1,880,000	1,920,852
Navoi Mining & Metallurgical Co 6.75% 5/14/2030 (o)		5,575,000	5,747,546
Navoi Mining & Metallurgical Co 6.95% 10/17/2031 (o)		2,325,000	2,437,670
Navoiyuran State Enterprise 6.7% 7/2/2030 (o)		2,595,000	2,630,681

TOTAL UZBEKISTAN			12,736,749
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 5.375% (k)(n)		39,005,000	15,211,950
Petroleos de Venezuela SA 5.5% (k)(n)		47,175,000	18,398,250
Petroleos de Venezuela SA 8.5% (k)(n)		7,217,500	7,978,946

TOTAL VENEZUELA			41,589,146
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.375% 2/15/2036 (o)		350,000	340,755
First Quantum Minerals Ltd 7.25% 2/15/2034 (o)		200,000	204,750
First Quantum Minerals Ltd 8% 3/1/2033 (o)		970,000	1,008,121

TOTAL ZAMBIA			1,553,626
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $12,739,056,495)			12,508,251,323

Preferred Securities - 0.1%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (n)(v)		1,120,000	1,019,259
CANADA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge Inc 5.75% 7/15/2080 (c)		3,553,000	3,567,185
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 6.6723% (c)(d)(v)		19,859,000	20,003,698
TOTAL CANADA			23,570,883
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (c)(o)(v)		2,090,000	2,271,063
Banco de Credito e Inversiones SA 8.75% (c)(o)(v)		2,230,000	2,382,502

TOTAL CHILE			4,653,565
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (c)(n)(v)	EUR	650,000	695,149
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (c)(n)(v)	EUR	590,000	630,442
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 6.875% (c)(o)(v)		545,000	541,841
BNP Paribas SA 7.125% (c)(o)(v)		200,000	198,002
BNP Paribas SA 7.2% (c)(o)(v)		485,000	491,904
BNP Paribas SA 7.45% (c)(o)(v)		520,000	533,109

TOTAL FRANCE			1,764,856
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.748% (c)(n)(v)	EUR	500,000	593,385
Volkswagen International Finance NV 3.875% (c)(n)(v)	EUR	1,500,000	1,709,967
TOTAL CONSUMER DISCRETIONARY			2,303,352
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 7.875% (c)(v)		2,550,000	2,731,219
TOTAL GERMANY			5,034,571
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(o)(v)		4,045,000	4,106,931
Banco Mercantil del Norte SA/Grand Cayman 8% (c)(o)(v)		1,675,000	1,699,324
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(o)(v)		1,855,000	1,899,485
TOTAL FINANCIALS			7,705,740
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 7.2% (c)(o)(v)		10,155,000	10,839,337
TOTAL MEXICO			18,545,077
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 6.7405% (c)(o)(v)		4,110,000	4,094,470
OCP SA 7.3682% (c)(o)(v)		1,060,000	1,056,848

TOTAL MOROCCO			5,151,318
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Saudi National Bank/The 6.15% (c)(n)(v)		2,352,000	2,326,956
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (c)(n)(v)	EUR	195,000	230,903
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (c)(d)(k)(n)(v)	EUR	1,385,000	1,171,652

TOTAL SWEDEN			1,402,555
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (c)(d)(j)(k)(n)(v)		4,925,000	1,329,750
UBS Group AG 4.375% (c)(o)(v)		2,239,000	2,047,351
UBS Group AG 4.875% (c)(o)(v)		4,770,000	4,766,924

TOTAL SWITZERLAND			8,144,025
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (c)(n)(v)		2,110,000	2,123,649
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (c)(v)		870,000	916,815
Barclays PLC 8.875% (c)(n)(v)	GBP	500,000	711,771
HSBC Holdings PLC 6.75% (c)(v)		370,000	382,051
HSBC Holdings PLC 7% (c)(v)		370,000	383,225
HSBC Holdings PLC 7.05% (c)(v)		690,000	715,651
TOTAL FINANCIALS			3,109,513
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 8.144% (c)(n)(v)	GBP	670,000	632,977
TOTAL UNITED KINGDOM			3,742,490
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP Series G, 7.125% (c)(v)		1,274,000	1,334,228
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.1123% (c)(d)(v)		1,075,000	1,081,254
Sunoco LP 7.875% (c)(o)(v)		1,139,000	1,215,137
TOTAL ENERGY			3,630,619
Financials - 0.0%
Banks - 0.0%
Bank of America Corp 6.25% (c)(v)		1,284,000	1,293,707
BW Real Estate Inc 9.5% (c)(o)(v)		347,000	354,818
Citigroup Inc 6.5% (c)(v)		740,000	746,436
Citigroup Inc 6.625% (c)(v)		670,000	681,577
Citigroup Inc 6.75% (c)(v)		690,000	694,497
Citigroup Inc 6.875% (c)(v)		825,000	837,712
Citigroup Inc 7.125% (c)(v)		770,000	788,152
JPMorgan Chase & Co 6.1% (c)(v)		1,615,000	1,633,999
JPMorgan Chase & Co 6.5% (c)(v)		505,000	518,585
Truist Financial Corp 6.25% (c)(v)		640,000	643,879
Wells Fargo & Co 6.125% (c)(v)		1,240,000	1,244,959
Wells Fargo & Co 6.55% (c)(v)		1,125,000	1,125,431
Wells Fargo & Co 7.625% (c)(v)		540,000	570,827
			11,134,579
Capital Markets - 0.0%
Bank of New York Mellon Corp/The 5.625% (c)(v)		741,000	740,012
Charles Schwab Corp/The 4% (c)(v)		872,000	820,106
Goldman Sachs Group Inc/The 6.5% (c)(v)		1,015,000	1,016,528
Goldman Sachs Group Inc/The 6.85% (c)(v)		851,000	875,622
State Street Corp Series L, 6.35% (c)(v)		940,000	936,011
			4,388,279
Consumer Finance - 0.0%
Ally Financial Inc 7.1% (c)(v)		670,000	679,930
American Express Co 6.45% (c)(v)		940,000	946,684
			1,626,614
TOTAL FINANCIALS			17,149,472
TOTAL UNITED STATES			20,780,091
TOTAL PREFERRED SECURITIES (Cost $99,754,818)			99,584,886

Short-Term Funds - 0.7%
	Shares	Value ($)
Fidelity SAI Short-Term Bond Fund (x) (Cost $674,881,185)	70,348,291	678,157,522

U.S. Government Agency - Mortgage Securities - 20.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.8%
Fannie Mae 2% 3/1/2052	7,906,468	6,242,530
Fannie Mae 2% 5/1/2052	1,386,387	1,106,749
Fannie Mae 2.5% 2/1/2035	182,202	169,054
Fannie Mae 2.5% 4/1/2052	46,729,483	38,845,560
Fannie Mae 2.5% 5/1/2052	702,771	583,106
Fannie Mae 2.5% 6/1/2052	21,167,678	17,655,927
Fannie Mae 3% 6/1/2052	536,000	465,821
Fannie Mae 3.5% 12/1/2036	1,770,549	1,700,576
Fannie Mae 3.5% 5/1/2036	1,357,376	1,306,038
Fannie Mae 5% 4/1/2041	1,829,900	1,822,268
Fannie Mae 5% 5/1/2041	3,762,345	3,746,655
Fannie Mae 5% 5/1/2041	49,802	49,594
Fannie Mae 5.5% 2/1/2055	14,355,432	14,368,418
Fannie Mae 5.5% 9/1/2054	208,705	207,564
Fannie Mae 6% 12/1/2054	17,241,943	17,748,365
Fannie Mae 6.5% 7/1/2054	4,634,123	4,838,949
Fannie Mae 7% 6/1/2054	223,827	237,784
Fannie Mae 7% 7/1/2054	201,631	214,771
Fannie Mae 7% 8/1/2054	329,799	349,410
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.57% 4/1/2037 (c)(d)	5,260	5,393
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (c)(d)	979	1,005
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 5.98% 7/1/2034 (c)(d)	563	574
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 5.928% 6/1/2036 (c)(d)	2,235	2,294
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 3/1/2037 (c)(d)	4,868	5,008
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6093%, 6.236% 5/1/2035 (c)(d)	5,137	5,263
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.611%, 6.111% 8/1/2035 (c)(d)	2,515	2,581
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (c)(d)	1,006	1,035
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6671%, 6.01% 11/1/2036 (c)(d)	1,369	1,408
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6729%, 6.052% 3/1/2033 (c)(d)	2,137	2,184
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6784%, 6.055% 7/1/2043 (c)(d)	52,169	54,222
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6851%, 5.987% 5/1/2036 (c)(d)	3,006	3,095
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 5.963% 6/1/2042 (c)(d)	4,812	5,003
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7395%, 6.079% 3/1/2040 (c)(d)	9,039	9,400
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.05% 7/1/2035 (c)(d)	1,506	1,548
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.428% 8/1/2041 (c)(d)	15,833	16,490
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.071% 1/1/2042 (c)(d)	19,361	20,217
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.228% 7/1/2041 (c)(d)	1,582	1,648
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8047%, 6.37% 12/1/2040 (c)(d)	157,544	164,354
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (c)(d)	2,935	3,056
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.963% 2/1/2042 (c)(d)	8,931	9,325
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.363% 7/1/2041 (c)(d)	3,195	3,332
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (c)(d)	2,584	2,697
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (c)(d)	934	975
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.332% 7/1/2037 (c)(d)	12,321	12,805
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (c)(d)	2,117	2,181
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.218% 6/1/2036 (c)(d)	7,665	7,904
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (c)(d)	2,929	3,009
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.187% 7/1/2034 (c)(d)	1,728	1,774
Fannie Mae Mortgage pass-thru certificates 1% 12/1/2036	62,834,859	53,567,566
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	22,435,096	19,968,752
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	14,401,498	12,768,801
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	3,867,498	3,237,157
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	22,482,676	16,852,580
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	2,439,858	2,166,301
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	4,501,965	4,007,053
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,494,637	1,330,328
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,456,841	1,296,687
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	399,571	355,645
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	274,577	244,392
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2037	13,822,998	12,273,165
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2037	2,619,615	2,325,904
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	2,280,518	1,911,930
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041 (g)	29,281,926	24,293,826
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	40,666	30,508
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	7,809,019	6,950,555
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	277,422	246,924
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	8,489,778	7,111,747
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	142,500	106,815
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	601,963	534,471
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	446,207	396,178
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	437,205	388,186
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	2,373,079	1,984,671
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	25,560,962	19,271,833
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	18,149,936	13,604,842
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	576,726	512,064
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	181,259	160,937
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	107,718	95,641
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	2,429,748	2,030,594
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	4,395,811	3,902,953
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	595,433	528,673
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2031	4,268,912	4,031,147
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	309,419	274,727
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	28,471	21,342
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	9,381,487	8,317,909
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	615,044	545,317
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	1,721,187	1,305,229
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2050	63,497	47,656
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	310,665	232,869
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	81,514	72,629
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	10,052,386	9,133,142
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	2,766,069	2,515,718
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	33,622,089	26,577,750
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	29,862,326	23,783,023
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	190,932	151,346
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	2,329,244	2,106,783
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	7,384,775	6,305,769
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,542,555	1,318,982
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	31,796	27,189
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	8,145,004	6,530,133
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	4,215,994	3,332,679
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,309,975	1,036,334
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	36,648	29,382
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	28,356,922	22,530,916
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	19,610,514	15,667,277
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	11,349,315	8,875,701
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	8,128,137	6,473,430
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	3,416,104	2,727,067
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	262,327	237,642
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	42,228,170	36,430,496
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	12,403,065	10,606,209
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	9,688,140	8,282,808
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	4,589,291	3,643,540
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	2,703,883	2,137,378
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	2,685,708	2,123,011
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	27,185,724	21,702,290
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	17,180,564	13,682,984
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	4,722,721	3,752,426
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	993,851	793,388
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	688,930	550,402
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	569,560	451,652
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	35,771,060	32,499,962
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	440,111	398,352
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	3,407,427	2,937,465
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	2,458,589	2,126,495
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	3,589,013	3,062,918
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	10,473,512	8,279,152
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	2,743,486	2,168,684
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	2,154,359	1,711,740
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	178,100	142,733
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	11,750,722	9,336,505
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	10,471,158	8,339,464
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	8,669,416	6,904,516
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,818,255	4,648,334
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	1,649,541	1,624,673
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	1,916,162	1,743,333
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	582,305	529,238
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	528,212	477,433
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	396,728	361,069
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	392,416	357,267
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	204,999	186,893
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	28,698	24,688
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,405,639	1,120,800
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	96,773	76,497
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	12,645	10,004
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	15,533,290	12,400,183
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,081,098	862,024
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	788,954	622,916
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	473,796	378,230
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	507,220	459,410
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	521,227	473,726
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2038	4,600,000	4,159,226
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	424,512	339,285
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	315,333	252,320
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	178,154	140,940
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	40,865	32,342
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	14,252,814	11,400,253
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	12,816,405	10,231,302
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,040,386	7,990,112
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	9,604,077	7,666,909
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	9,446,362	7,458,349
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,715,046	4,562,306
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,323,398	3,437,846
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,051,911	3,218,169
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,544,552	2,829,606
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,064,021	1,648,993
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,348,343	1,064,581
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,061,839	846,667
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	719,477	574,357
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	488,133	383,879
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	800,692	728,973
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	975,657	842,494
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	73,108,269	57,722,437
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	4,504,730	3,556,697
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,047,477	2,406,127
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	477,909	383,007
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	87,658	70,278
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	24,457,354	19,570,097
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	5,690,722	4,496,651
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	241,124	189,625
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	12,299,281	11,209,160
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	582,003	529,873
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	11,223,072	9,667,145
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	32,413,514	29,500,093
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	30,404,133	27,709,327
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	21,555,058	19,617,627
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	15,701,804	14,290,480
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	13,331,659	12,133,371
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	668,955	608,410
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	697,663	602,331
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	159,973	137,282
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	423,426	331,139
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	317,404	288,875
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	224,282	203,843
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	8,204,736	7,035,750
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	37,298,071	29,506,869
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	5,841,533	4,661,454
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	802,252	642,442
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	7,588,241	6,003,132
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	7,376,858	5,817,463
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	994,671	793,111
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	424,230	335,480
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	133,897	105,885
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	525,112	477,586
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	41,891,079	33,140,443
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	2,305,805	1,830,594
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	1,204,331	962,543
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	2,327,024	1,989,393
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	2,481,196	1,962,899
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	2,527,845	2,416,914
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	176,969	168,828
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	124,373	117,655
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	96,192	90,932
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	76,445	72,421
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	73,095	69,098
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	181,202	161,545
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	320,243	277,885
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	94,079	81,367
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	24,553	21,283
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	22,458	19,477
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	12,596	10,909
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	67,060,606	55,432,191
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	51,735,165	43,330,059
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	2,223,557	1,843,548
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	14,502,822	12,065,056
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	5,662,039	4,657,231
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	4,063,018	3,371,181
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	3,054,803	2,548,006
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	771,226	643,278
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	609,703	508,553
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	575,380	479,924
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	414,506	345,739
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	10,971,356	9,062,048
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,398,390	2,294,677
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	542,688	519,912
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	522,801	477,568
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	8,638,196	7,221,302
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	906,644	757,930
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	35,544,521	29,292,183
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	4,881,469	4,053,320
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,503,827	1,255,749
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,598,271	1,530,154
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	11,378,721	10,003,025
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	8,469,000	7,435,013
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	5,225,554	4,592,573
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,636,002	3,198,327
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,348,010	2,943,993
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,655,432	1,454,352
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	12,785	11,088
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	34,066,569	28,585,203
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	40,790,508	33,615,393
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	22,113,884	18,396,781
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	19,670,177	16,320,806
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	15,132,649	12,565,370
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,252,242	2,687,282
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,379,199	1,155,128
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	656,900	546,688
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	4,456,715	4,261,150
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	10,954,748	10,480,547
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	10,533	9,174
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	3,067,647	2,546,257
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	17,200	14,260
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	22,649,975	18,793,214
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	11,777,655	9,797,959
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	11,402,013	9,460,517
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	371,515	304,888
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	36,934	30,587
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,336,357	1,279,392
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	241,144	223,743
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	4,902,997	4,336,047
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	8,338,066	7,359,087
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	185,110	160,303
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	167,464	138,739
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	81,426	68,146
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	6,899,858	5,800,441
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,780,857	1,482,071
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,038,906	849,667
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	933,569	767,894
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	437,023	364,520
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	398,421	329,583
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	6,072,712	5,634,503
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	5,353,382	4,967,080
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	14,617,767	13,544,672
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	1,582,095	1,408,399
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	123,949	110,479
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,898,817	1,693,532
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	17,169	14,848
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	9,331	8,065
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	15,513,351	12,852,398
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	309,470	257,935
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	15,714,026	13,072,669
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,853,154	3,206,685
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,525,238	2,940,395
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	90,467	74,921
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2053	80,250	66,008
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	683,518	656,784
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	2,384,027	2,280,851
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	5,784,691	5,288,548
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	5,703,674	5,260,903
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	4,709,628	4,161,116
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	3,636,845	3,194,992
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	139,396	120,728
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	35,886	31,088
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	20,904	18,153
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	22,533,214	18,604,794
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	17,370,767	14,575,783
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	24,017,455	19,942,855
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	21,494,020	17,881,109
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	10,704,337	8,945,196
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,477,167	2,895,953
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,689,589	1,411,924
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,206,644	1,005,706
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	478,206	400,963
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	877,429	843,105
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	844,208	809,991
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	761,422	730,559
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	754,316	724,256
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	731,543	701,907
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	621,207	596,871
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	296,534	285,140
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	16,153,905	14,988,234
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	1,606,253	1,428,764
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	2,254,940	1,993,112
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,692,907	1,505,305
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	524,782	462,353
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	179,371	157,946
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	63,520,939	53,101,817
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	43,111,685	35,811,191
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	33,123,273	27,628,069
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	26,951,233	22,252,579
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	25,707,565	21,442,639
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	15,786,106	13,142,500
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	174,952	144,943
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	7,500,867	6,230,677
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	5,965,899	4,959,367
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	555,695	461,942
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	306,010	251,704
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,085,315	1,041,341
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	694,100	665,397
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	647,569	621,761
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	5,388,127	4,999,318
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	2,974,043	2,642,505
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	63,385,538	52,334,961
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	22,606,213	18,855,806
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	1,909,032	1,592,321
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	1,432,612	1,197,625
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	949,135	780,697
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	328,755	315,653
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	430,285	382,094
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	3,308,342	2,919,256
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,796,264	1,589,104
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	6,927,046	5,844,245
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	31,794,102	26,509,474
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	6,059,262	5,065,382
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,016,141	2,516,701
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	29,739	24,908
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	478,675	458,886
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	410,506	393,854
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	226,935	210,204
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	5,030	4,338
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050 (g)(h)	9,711,076	8,133,375
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	2,049,605	1,696,762
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	32,561,320	26,945,661
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	26,213,095	21,692,277
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	25,431,483	21,045,465
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,274,130	1,874,107
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	9,882,968	9,138,926
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	182,726	168,541
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	7,116,257	6,264,712
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	26,257,284	21,950,391
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	10,517,815	8,809,048
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	6,018,926	5,041,066
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	8,085,773	6,721,589
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	763,899	629,528
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	26,489	25,459
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	202,030	190,952
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	462,230	417,095
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	100,918	90,823
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	66,950	60,559
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	62,757	56,408
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	57,768	52,074
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	48,041	43,302
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	42,776	38,375
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	33,699	30,275
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	27,640	25,093
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,009	16,429
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,926	11,721
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,573	9,538
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,695	8,696
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,424	8,560
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,481	8,531
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,751	7,856
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,114	7,303
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,777	7,025
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,568	6,801
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,367	6,631
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,866	6,192
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,578	5,919
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,499	3,129
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	41,533	37,687
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	8,499,394	7,320,154
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	8,383,902	7,157,806
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	8,015,699	6,843,451
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,170,263	1,001,314
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	328,063	281,008
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	29,668	28,554
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2036	783,076	729,488
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	42,957	38,660
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	357,003	312,157
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	42,649	36,839
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (f)	38,999,051	33,734,413
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	20,160,519	17,420,070
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	6,193,465	5,308,998
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2053	19,627,240	16,848,876
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	1,026,139	983,396
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	33,363	32,039
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	925,334	898,853
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	233,990	211,413
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	36,113	32,543
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	25,288	22,827
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	17,942	16,059
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,734	7,892
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,651	6,947
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,601	6,842
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	6,868	6,278
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	6,777	6,058
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	4,943,032	4,291,199
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,664,633	1,434,715
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	22,168,049	19,286,336
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	21,790,028	18,841,696
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	17,403,068	15,037,443
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	13,350,092	11,543,738
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	11,001,142	9,485,113
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,385,840	6,305,705
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	236,707	205,567
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	158,373	137,538
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	2,030	1,999
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	3,832,940	3,710,195
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	1,868,750	1,808,023
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	169,859	161,963
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	140,416	126,928
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	59,563	53,595
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	35,512	32,034
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	23,386	20,933
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	22,132	19,961
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	21,098	19,030
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	20,800	18,658
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	19,041	17,198
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	18,158	16,322
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,766	8,898
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,409	6,695
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,558	5,921
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,921	4,402
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,590	4,138
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,235	3,851
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	2,906	2,647
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	18,238,771	15,902,038
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	15,399,142	13,262,603
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	24,032,903	20,721,013
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	9,085,427	7,787,969
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	5,832,549	5,043,367
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,112,319	3,553,325
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	449,184	385,318
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,521,542	1,487,682
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,200,687	1,177,034
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	65,633	62,972
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	81,888	78,227
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	648,816	631,378
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	393,917	353,984
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	288,778	259,624
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	215,254	194,191
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	154,162	138,718
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	138,276	124,258
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	75,023	67,436
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	68,592	61,901
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	58,526	52,497
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	36,909	33,380
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	30,532	27,467
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	22,605	20,214
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	16,634	14,899
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,255	9,210
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,449	4,876
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	4,688	4,227
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	2,175	2,020
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	6,328,236	5,501,648
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	4,591,686	3,981,880
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	13,009,107	11,318,002
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	725,334	623,791
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (e)	24,654,719	21,241,729
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	24,784,513	21,229,633
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	18,803,045	16,088,468
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	12,026,230	10,361,421
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	7,624,063	6,530,532
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,020,679	1,730,850
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	36,200	31,008
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	77,078	74,430
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	64,895	62,475
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	273,248	253,183
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	108,240	97,649
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	27,638	24,869
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	19,814	17,817
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	8,492	7,625
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,636	5,968
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	4,884	4,393
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	3,986	3,593
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	31,121	27,652
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	79,107	70,662
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	31,653	27,914
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	2,585,874	2,268,312
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	4,536,573	3,948,264
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	22,576,675	19,606,567
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	18,151,914	15,780,929
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	16,884,841	14,563,277
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	8,814,853	7,550,526
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,056,989	1,794,092
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	28,742	24,592
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	130,417	125,012
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	105,289	101,116
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	37,686	36,210
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2035	2,500,378	2,386,016
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	117,688	112,531
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	78,283	70,401
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	15,233	13,670
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	14,335	12,891
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	13,473	12,106
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	327,986	289,831
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	19,973,473	17,914,059
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	9,049,181	7,867,186
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	19,079,039	16,598,879
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	6,925,275	5,975,255
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,271,030	1,959,487
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	349,380	301,998
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	577,175	553,762
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	345,257	309,868
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	279,797	251,634
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	43,373	39,059
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	25,726	23,125
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	20,847	18,713
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	18,849	16,928
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	10,875	9,778
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	5,442	4,892
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	4,829	4,313
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	46,110	40,812
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	3,419	3,054
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	662,744	574,728
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	82,010	70,452
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	5,572,639	4,839,522
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	543,470	465,180
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,599	5,881
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,681	4,197
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	3,765	3,375
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	3,425	3,061
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	272,451	244,886
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	59,917,061	51,997,135
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,474,644	3,005,588
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	8,081,916	6,983,329
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	5,514,898	4,765,249
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	12,652	12,186
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	1,844,975	1,798,600
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	86,270	81,398
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	361,056	338,494
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	67,345	60,863
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	15,592	14,041
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	676,829	606,263
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	14,118	12,660
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	8,813	7,891
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	5,401	4,885
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	18,706	16,676
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	16,416	14,590
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046 (f)	2,931,603	2,579,286
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	16,922,338	14,775,418
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	4,647,430	4,027,316
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	72,581	61,990
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	25,392,409	21,964,586
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	1,213,750	1,041,936
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	768,258	660,466
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	14,178,167	12,211,032
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	11,694,616	10,090,331
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	9,163	9,003
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	302,813	291,519
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2034	2,748,924	2,659,607
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	41,506	39,085
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	195,372	175,155
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	82,400	73,813
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	11,615	10,394
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	94,958	83,922
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	82,554	72,994
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	32,649	28,702
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	1,341,361	1,178,588
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	38,583,896	33,327,071
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	4,196,212	3,633,682
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	8,009,777	6,928,506
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	9,086,358	7,879,631
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	9,003,298	7,754,144
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	5,383,703	4,643,476
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	181,966	175,262
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	27,996	26,938
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	102,515	98,157
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	4,067,359	3,935,084
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	222,242	199,917
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	37,101	33,249
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	29,965	26,804
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	13,633	12,234
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	3,028,964	2,648,469
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	1,106,588	972,772
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	737,009	631,299
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	4,222	3,937
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	50,453	46,212
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	23,800	21,768
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	5,073	4,729
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	58,328	54,086
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	178,688	165,246
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	24,165	22,335
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,530,945	1,389,397
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	5,232,508	4,750,356
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,631,059	3,347,567
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	18,144,178	16,745,577
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	3,188,795	2,858,092
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	2,040,600	1,827,699
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	794,363	709,374
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	20,839	18,639
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	2,633	2,516
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2034	139,287	132,820
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	7,237	6,744
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	449,941	416,119
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	157,020	145,263
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	100,403	93,351
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	42,631	39,454
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	25,754	23,834
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	11,883	11,046
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	7,565	6,985
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	107,594	98,352
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	11,778,770	10,667,644
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	4,761,612	4,325,827
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	428,584	383,333
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	40,802	36,494
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	47,530	43,867
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	24,673	22,758
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	24,008	22,118
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	14,255	13,103
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,854	8,186
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,492	6,904
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	21,373	19,737
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	6,850	6,245
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	813,810	739,329
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	23,796,234	21,742,293
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	3,144,879	2,854,110
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	2,709,787	2,423,680
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	2,005,682	1,963,713
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	112,871	104,653
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	31,505	29,202
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	7,556	6,958
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	6,029	5,532
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	14,547	13,410
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	15,489,146	14,286,369
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	583,048	529,141
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	137,208	124,522
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	20,612	18,752
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	346,613	314,674
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	226,822	205,142
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	18,638,231	16,623,757
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	7,535,153	6,737,215
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	2,713,883	2,580,260
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	80,323	73,876
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	19,666	18,158
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	19,038	17,473
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	803,427	728,391
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	104,806	95,017
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	6,110,775	5,473,220
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	4,331,360	3,879,457
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	2,610,030	2,337,718
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,502,054	1,345,810
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	33,665	29,965
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	100,831	92,736
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	88,477	81,612
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	756,776	687,043
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	102,932	92,964
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	17,974,310	16,188,869
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	16,096,287	14,381,704
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,329,453	1,191,578
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	29,656	27,464
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	14,581	13,490
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	5,259	4,860
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	228,981	210,996
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	181,107	166,760
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	30,198	27,785
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	21,813	20,120
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	9,305	8,588
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	349,825	318,880
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	8,344,345	7,533,730
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	2,079,196	1,930,752
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	377,881	342,825
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (e)	66,757,686	59,980,420
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	2,434,201	2,174,909
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	105,461	94,425
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	280,291	258,169
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	183,338	168,936
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	6,344	5,820
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2044	3,098	2,876
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	98,504	89,782
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	292,819	266,294
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	82,942	75,403
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	701,482	636,406
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	404,462	366,940
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	2,161,482	1,944,749
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	11,625,749	10,445,499
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,558,160	1,391,210
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	134,689	120,300
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	212,124	196,558
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	9,444	8,748
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	5,304	4,907
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	179,138	165,015
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	4,776	4,418
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,832,317	1,658,897
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	1,430,562	1,291,589
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	16,140,521	14,527,148
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	491,667	468,841
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	162,144	154,516
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2038	12,811	12,059
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	14,347	13,265
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	18,103	16,644
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	12,611,097	11,666,390
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,312,126	1,176,868
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	4,116,613	3,921,643
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	625,163	595,750
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	195,631	181,052
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	62,389	57,915
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	26,267	24,239
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	220,222	204,066
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	33,989	31,428
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	7,051	6,499
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	13,091	11,995
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	137,289	124,636
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	424,160	385,341
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2048	218,164	197,584
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	3,610,260	3,259,540
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	25,518,462	22,951,741
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	948,762	848,886
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	15,900,089	14,142,804
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	15,620,892	13,976,474
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	22,939	20,424
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	2,720,425	2,594,131
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	1,884,856	1,797,353
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	109,669	101,477
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	102,542	94,691
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	56,572	52,271
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	34,039	31,464
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	31,354	29,135
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	20,304	18,852
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	17,798	16,466
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,580	8,860
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,875	8,240
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	1,695,827	1,544,955
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	3,080,593	2,798,656
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	5,338,344	4,826,421
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	19,442,325	17,389,548
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	15,399,737	13,778,601
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	14,862,950	13,298,321
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	5,585,930	4,996,151
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	3,606,134	3,226,514
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	738,369	659,487
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	45,714,756	40,830,917
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	1,620,835	1,457,806
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	6,199	5,768
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	16,017	14,889
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	7,645	7,254
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	379,595	362,499
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	33,277	31,745
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,446	12,830
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,265	8,837
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	7,346	7,012
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,082	3,899
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,517	3,368
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	798	764
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	477,328	455,457
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	36,635	34,880
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	5,328	5,052
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	1,309	1,295
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	1,358,297	1,294,078
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	38,528	36,258
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	17,594	16,352
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	34,679	31,905
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	390,501	362,924
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	1,217	1,164
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	90,881	86,867
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	90,132	85,841
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	18,269	17,509
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	15,749	15,045
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	10,608	10,144
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	402,471	383,694
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	279,102	266,042
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	17,375	16,540
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	5,603	5,344
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,575	1,529
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	801,409	764,341
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	46,184	43,628
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	368,456	344,279
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	513,804	490,746
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	129,830	124,399
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	118,048	112,585
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	109,919	104,716
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	104,252	99,486
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	100,706	96,301
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	90,337	86,349
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	88,870	84,908
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	86,202	82,069
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	76,878	73,290
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	75,821	72,495
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	73,662	70,197
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	67,300	64,308
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	51,742	49,271
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	50,091	47,681
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	43,634	41,798
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	42,652	40,748
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	35,244	33,553
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	28,480	27,417
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,901	10,329
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,371	9,906
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,675	3,513
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,772	1,700
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	266,278	253,867
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	156,136	148,827
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	135,718	129,288
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	6,174	5,854
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	179,493	168,782
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	971,611	900,873
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	531,520	493,985
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	76,116	70,741
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	268,979	256,593
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,016	4,785
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,371	4,207
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,196	4,021
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,590	3,443
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,372	3,201
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,632	2,512
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,096	2,003
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	51,027	48,569
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	40,396	38,480
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	11,947	11,387
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	7,973	7,592
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	16,245	15,482
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	27,533	25,964
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	25,748	24,286
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	70,481	66,176
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	307,386	285,680
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	313,960	299,804
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	40,328	38,513
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	10,932	10,436
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	4,549	4,327
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	3,460	3,302
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	3,033	2,894
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,726	2,604
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	332,167	316,325
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	27,373	26,140
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	20,087	19,094
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	7,779	7,484
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,613	3,455
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,337	3,172
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	289,775	272,142
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	88,020	82,956
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	283,279	263,275
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2053	62,440	57,308
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	8,907	8,619
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	6,837	6,544
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	2,782	2,665
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	16,727	15,916
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	15,298	14,588
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	8,987	8,575
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	8,003	7,675
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	5,506	5,260
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,381	3,245
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,377	2,270
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,237	2,139
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	154,522	146,970
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	18,813	17,931
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	12,842	12,168
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	9,771	9,295
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	7,128	6,794
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	48,952	46,261
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	45,265	42,751
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	7,844,400	7,470,253
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	541,122	510,762
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	36,744	34,470
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	138,316	131,781
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	100,031	95,316
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	47,362	45,114
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	28,365	27,003
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	21,268	20,234
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	18,429	17,470
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	13,617	12,957
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,210	5,909
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	2,557	2,451
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	47,819	45,284
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	64,381,888	60,704,261
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	44,336,859	42,193,297
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	42,429	39,944
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	13,536	12,717
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	9,260	8,701
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	112,228	105,277
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	107,198	99,628
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	55,906	51,905
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	53,916	50,109
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	10,909	10,139
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	823,092	761,881
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	80,914	75,200
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	3,666,874	3,481,266
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	521,394	485,878
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	214,084	198,766
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	22,744	21,117
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	46,784,237	43,305,011
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	28,443,027	26,354,456
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	47,424	45,257
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	92,568	87,142
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	591,443	555,921
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	8,678	8,210
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	519,222	489,826
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	287,544	267,687
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	80,079	74,399
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	3,138	3,014
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	16,465	15,603
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	8,820	8,344
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	7,708	7,290
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	84,229	79,106
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	61,206	57,756
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	60,569	56,867
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	798,996	743,821
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	2,405,418	2,210,747
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	534,150	508,448
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	16,234	15,481
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	8,219	7,839
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	19,311	18,403
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	8,828	8,390
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	7,552	7,193
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,670	4,477
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,100	2,002
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	605,207	565,494
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	9,151	8,536
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	393,623	365,826
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	33,227	30,880
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	700,360	650,683
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	32,298,607	29,831,032
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	14,154	13,681
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	1,178	1,163
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	6,112	5,947
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	4,776	4,594
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	139,241	132,979
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	19,510	18,633
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	751,733	716,988
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	159,579	156,354
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	8,724	8,527
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	5,822	5,711
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	11,641	11,388
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	403,511	391,910
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	56,382	53,917
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	5,122,866	4,918,105
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2053	15,184,220	14,449,188
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	9,110	8,904
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	5,152	5,038
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	42,703	41,717
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	2,464	2,423
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	1,016,967	993,847
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	29,312	28,579
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	53,573	52,176
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	9,436	9,139
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	96,132	93,904
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	19,408	18,602
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	6,312	6,036
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	15,328	15,137
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	3,909	3,859
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	77,632	76,054
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	16,635	16,252
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	16,287	15,939
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	3,827	3,731
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,800	2,736
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,214	2,161
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	89,381	87,039
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	7,345	7,123
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	1,902	1,855
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	43,178	41,520
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	11,446	11,006
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	8,970,287	8,634,169
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	4,246	4,199
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	100,000	97,705
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,680	3,595
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,534	1,499
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	91,532	88,917
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	553,276	540,819
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	5,389	5,180
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	71,086	67,890
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	33,076	31,589
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,320,520	3,168,083
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	285,075	272,077
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	89,082	86,495
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	29,574	29,189
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	9,178	8,967
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	484	479
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	6,673	6,540
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	56,677	55,052
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	481,783	471,046
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	69,919	68,404
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	39,648	38,175
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	45,467	43,579
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	11,142	10,700
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	79,721	76,136
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	17,355	16,574
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	500,712	493,914
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	139,799	137,978
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	90,461	89,307
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,576	2,523
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	5,584	5,441
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	33,415	32,814
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	16,307	15,864
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	17,642	17,087
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	51,641	49,496
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	46,029	44,075
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	30,541	29,272
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	13,913	13,414
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	12,075	11,574
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	10,761	10,334
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	2,105,738	2,059,502
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	52,997	50,614
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	6,577,310	6,386,354
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,225	1,200
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	2,895	2,831
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	41,892	40,204
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	16,594	15,952
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	7,650	7,354
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	45,177	43,865
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	137,035	135,087
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	188,674	183,284
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	48,201	46,425
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	9,520	9,161
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	2,692	2,591
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	639,741	614,970
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	21,206	20,385
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	12,779	12,260
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	7,933	7,625
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,313	1,300
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	595	592
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	103,489	101,375
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	13,878	13,598
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,385	4,298
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,277	2,228
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	588	577
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	3,384	3,304
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	1,464	1,427
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	22,856	22,249
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	515,723	495,593
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	204,581	200,061
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	91,448	87,450
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,740	18,521
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,351	10,224
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,136	9,027
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,991	6,900
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,119	5,056
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,229	3,189
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,148	3,109
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,527	1,512
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,172	1,159
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	736	727
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2035	158,321	153,135
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	2,554	2,529
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	119,024	115,568
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	999	979
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	984	964
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	4,600	4,492
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	817,088	799,346
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	3,014	2,926
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	3,161,566	3,010,499
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	21,821	21,549
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,426	10,295
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,354	9,237
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,071	7,972
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,788	3,738
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,203	3,162
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	51,962	51,208
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	19,795	19,533
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	1,367	1,350
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	5,816	5,702
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	1,603	1,563
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	93,664	91,286
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	50,000	48,837
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	223,161	218,087
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	14,241	13,975
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	96,230	92,023
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	22,796	21,799
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	8,471,644	8,133,032
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	2,952,617	2,940,765
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	440,487	431,404
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	861	861
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	102,514	101,868
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	19,358,224	18,994,119
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	6,805,734	6,664,965
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	239,586	233,927
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	21,236	21,201
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	139,443	139,073
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	12,351,212	12,134,340
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	11,954,207	11,729,363
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	7,822,635	7,660,834
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	136,032	133,027
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	119,916	117,680
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	2,564,403	2,485,611
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	298,004	297,366
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2040	2,912,812	2,901,120
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	8,397,675	8,239,725
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	32,812	32,256
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	447,970	446,795
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	77,369	77,143
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	54,581	53,537
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	1,267,309	1,224,463
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	3,552	3,545
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	1,901,563	1,896,604
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	8,938	8,855
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2039	214,114	214,225
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	185,249	184,766
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	1,999,801	1,991,461
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	429,680	427,888
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	11,096	11,025
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	4,670	4,643
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	71,186	69,524
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	33,520	32,559
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2054	16,996,420	16,713,917
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2054	23,965	23,446
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2056	1,613,550	1,558,494
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	2,761,269	2,750,185
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	310,983	309,686
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	9,800	9,725
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	3,118,657	3,069,745
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	1,971,593	1,921,941
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	441,057	426,834
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	25,634,808	24,760,115
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	452,768	451,582
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	160,436	160,015
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	5,212,407	5,190,669
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	2,790,719	2,779,081
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	2,156,862	2,147,867
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	13,002	12,919
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	7,064	7,004
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	7,526,615	7,368,584
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	1,596,389	1,570,354
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	1,206,782	1,187,100
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	60,049	58,704
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	18,040,152	17,424,599
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	16,428	16,393
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	2,535	2,529
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	156,222	155,753
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	4,778,364	4,758,437
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	2,168,550	2,159,506
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	1,489,433	1,483,222
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	999,900	995,730
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	189,019	188,349
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	14,802	14,672
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	3,141	3,111
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	31,149,591	30,485,830
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	4,355,704	4,287,390
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	372,732	366,653
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	259,292	255,063
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	193,275	190,002
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	135,056	132,558
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	13,978	13,681
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	2,098,551	2,050,139
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2055	161,586	156,274
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	1,034,121	1,030,132
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	27,493,667	27,379,010
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	113,990	113,515
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	110,567	110,106
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,967	1,954
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	16,669	16,512
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	5,886	5,834
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	26,115,549	25,673,313
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	3,352,179	3,281,010
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	2,530,326	2,483,524
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	1,859,921	1,828,426
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	1,378,642	1,353,142
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	618,542	607,101
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	181,088	177,167
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	69,630	68,342
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	20,022	19,532
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	349,870	343,289
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	4,301,127	4,284,534
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	283,478	277,632
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	21,643	21,102
Fannie Mae Mortgage pass-thru certificates 5.309% 8/1/2041 (c)	145,544	144,361
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2033	363	367
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	1,073,100	1,068,235
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	18,407,025	18,513,410
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	18,607,798	18,523,450
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	4,086,125	4,108,464
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	346	350
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	189,604	191,493
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	856,328	853,250
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	2,555,069	2,547,647
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	472	476
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	201	203
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	5,818,973	5,821,691
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	2,639,046	2,627,084
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	2,637,443	2,625,488
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	1,853,949	1,846,124
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	2,995,712	3,005,537
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	4,337,142	4,309,486
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053	56,261	55,932
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	15,731,364	15,773,124
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	3,351,217	3,367,444
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	3,258,900	3,278,754
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	16,137,536	16,150,117
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	5,859,385	5,829,163
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	5,687,233	5,655,588
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	15,470,093	15,501,491
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	11,427,040	11,450,233
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	2,235,564	2,247,087
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	12,396,790	12,340,597
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	132,863	132,206
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	2,262,045	2,245,430
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2056	15,639,670	15,686,075
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	20,435,752	20,477,228
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	13,283,828	13,290,033
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2056	1,789,526	1,794,835
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	7,516,453	7,555,198
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	4,818,147	4,847,499
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2032	390	393
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	10,579,519	10,531,564
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	181,594	180,367
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.63% 1/1/2035 (c)(d)	1,075	1,098
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.619% 12/1/2034 (c)(d)	1,204	1,230
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.66% 3/1/2035 (c)(d)	983	1,005
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.574% 10/1/2033 (c)(d)	441	450
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 7/1/2035 (c)(d)	277	284
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 5.96% 9/1/2035 (c)(d)	1,097	1,135
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	2,183	2,233
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	416	425
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	39,715	40,715
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	39,473	40,493
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	2,990	3,072
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	970,695	992,684
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	423,157	433,040
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	20,981,315	21,472,991
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	11,905,749	12,184,748
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	5,354,113	5,472,889
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	5,174,985	5,276,753
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	28,073	28,651
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	16,144	16,498
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,585	2,646
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,359	2,414
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,682	1,722
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	388	396
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	264	270
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	201	206
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	36,124	37,003
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	941,184	963,660
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2040	1,155,870	1,182,027
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2040	85,425	87,358
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	9,096,362	9,382,389
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	18,289,148	18,774,890
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	36,667,788	37,527,062
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	30,337,492	30,979,212
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	67,528	68,907
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	12,012	12,284
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	5,548	5,665
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	725	742
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	560	573
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	7,085	7,275
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	20,837,906	21,216,562
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	72,076,597	73,743,117
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	25,144,581	25,765,250
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	9,493,661	9,745,804
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	3,890,188	3,995,939
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	16,886	17,343
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2041	2,977,929	3,057,417
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	24,773,864	25,354,415
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	3,624,886	3,726,823
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	383,020	393,139
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	372,512	382,289
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	347,315	356,181
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	20,546	20,958
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	13,677	14,033
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,280	1,315
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	68,142	69,286
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	13,754,921	14,094,447
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	1,093,384	1,111,745
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	25,748,733	26,287,757
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	5,881,380	5,989,338
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	3,956,312	4,055,206
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	3,823,216	3,925,952
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	2,115,993	2,168,224
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	1,849,879	1,901,322
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	801	819
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	2,585	2,647
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	162,449	166,126
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	48,361	49,501
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	47,649	48,867
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	21,654,731	22,018,388
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	43,847	44,488
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	20,438,970	20,917,937
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	4,853,390	4,965,608
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	15,173,231	15,495,609
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	5,311,026	5,455,401
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	4,854,373	4,978,750
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	7,293	7,447
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,871	1,915
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,056	1,080
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	23,798	24,346
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	14,300	14,623
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	15,514,723	15,907,385
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	10,296,596	10,541,105
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	287,286	292,110
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	31,587,334	32,426,262
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	937,239	962,131
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2056	592,713	609,752
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	7,256	7,419
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,459	2,512
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,443	2,497
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	345	353
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	158	161
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	56	57
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	6,609	6,783
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	13,493,103	13,815,317
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	9,860	10,093
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	2,515,742	2,577,390
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	513,134	524,746
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	192,652	197,132
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	61,789	63,230
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	89,409	91,711
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	15,690,764	16,092,785
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	3,656,227	3,748,763
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	24,447,109	25,065,841
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	24,143,772	24,626,563
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	14,030,796	14,407,824
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	36,351,829	36,888,459
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	32,611,824	33,376,049
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	14,114,163	14,484,610
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	12,825,336	13,089,813
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	6,368,603	6,509,884
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	870,344	893,188
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	364,956	374,272
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,327	4,423
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,722	1,761
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,084	1,109
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	545	557
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	53	54
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	101,057	103,026
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	20,684,082	21,252,821
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	23,429,031	23,978,067
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	19,337,246	19,790,395
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	13,753,705	14,065,672
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	1,913	1,936
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	21,805	22,298
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,941	3,005
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	881	902
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	460	470
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	371	379
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	49	50
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	3,033	3,112
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	2,386,585	2,448,051
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	6,349,513	6,484,417
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	14,948,243	15,354,596
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	208,587	214,902
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	12,309,047	12,878,872
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	5,309,675	5,555,892
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	3,253	3,369
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	1,567,514	1,628,849
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	11,320,976	11,806,144
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	4,049	4,174
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	39,239	40,452
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	474	491
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	17,595,588	18,404,645
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	3,563,545	3,728,068
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	569,084	589,160
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	16,545	17,253
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	125,724	130,803
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	158	163
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,009	1,045
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	1,274,331	1,331,970
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	863,789	902,157
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	145,453	151,975
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	104,384	109,126
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	100,642	104,921
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	4,812,443	4,969,883
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	38,001,993	39,666,223
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	9,229,567	9,648,902
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	326,146	342,289
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	3,081,187	3,208,128
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	303,036	315,933
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	9,368,261	9,788,043
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	3,520,553	3,670,329
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	124	129
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	8,920,489	9,333,447
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2054	913,957	954,611
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	1,557	1,610
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	13,009,044	13,607,209
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	6,740,527	6,965,678
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	8,495,777	8,884,428
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	166,677	174,406
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	11,815	12,180
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,329	2,401
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	4,891	5,042
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	231	240
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	320,326	333,153
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	312,693	325,737
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	8,605,569	8,895,706
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	5,701,245	5,945,576
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	5,177,130	5,438,233
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	4,046,425	4,232,483
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,711,257	2,834,228
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	8,195,165	8,575,186
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	4,614,367	4,838,435
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	2,339	2,422
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	413	427
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	314	325
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	36,348	37,471
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	28,437	29,315
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	6,394	6,591
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	12,841,370	13,431,825
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	6,654,272	6,957,745
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	6,204,401	6,490,169
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	4,683,198	4,901,828
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	137	142
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	8,277,371	8,647,624
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	140,589	146,359
Fannie Mae Mortgage pass-thru certificates 6.79% 2/1/2039 (c)	31,639	32,437
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	7	7
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	6	6
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	19	20
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	346	363
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	81	85
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	330,037	351,029
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	12,096,285	12,791,942
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	4,396,917	4,648,410
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,937,839	3,106,795
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,472,665	2,618,925
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,888,049	2,005,776
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	1,564,200	1,654,646
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	1,200,836	1,272,241
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	859,170	909,386
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2056	262,204	277,140
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	2	2
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	3	3
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	121	126
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	49	51
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	35	37
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	73	77
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	138	145
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	94	99
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	1,792,196	1,898,206
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2054	7,317,633	7,740,756
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	427,641	453,638
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	372,172	393,977
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	166,504	175,120
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	24	24
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	20	21
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	19	20
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	353	370
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	6,053,341	6,413,764
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	391,266	413,646
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	179,228	189,098
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	171,495	181,626
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	87,703	93,007
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	558,566	587,154
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	345,062	366,039
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	296,587	313,102
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	237,040	250,362
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	233,604	246,262
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	223,681	235,133
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	198,740	209,151
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	57	58
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	251	263
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	170	178
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	84	88
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	2,571,056	2,718,114
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,452,753	1,546,062
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,253,864	1,322,056
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	407,176	430,727
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	121,497	128,466
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	356,636	376,160
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	317,202	335,108
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	214,644	227,595
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	216,450	227,461
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	133	140
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	90	94
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	29	31
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	269	282
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	179	188
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	6	7
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	92	97
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	638	669
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	311,044	330,244
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	4,419,020	4,679,027
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	368,290	388,797
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	166,873	176,820
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2055	290,213	307,175
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	6	6
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	2,277	2,385
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	152	159
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	64	67
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053	112,530	119,687
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2054	242,301	256,039
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2055	227,456	240,821
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	18	19
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	76	80
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	212	222
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2053	218,250	231,722
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	193,886	204,997
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	786,033	829,088
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	1,224	1,282
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	5,176	5,420
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	113	118
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	107	112
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2053	89,444	94,939
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2055	263,110	278,266
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	533	558
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	345	361
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,273	2,380
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	780	817
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	451	472
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	220	230
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	573	600
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	4	4
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	155	162
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	45	47
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	133	139
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	47	49
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	315	329
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	280	293
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	60	63
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	1,214	1,272
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	134,242	142,948
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2055	366,535	387,127
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	72	72
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	64	67
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	74	77
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	21	22
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	184	192
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	26	27
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	4,042	4,232
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,015	1,063
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	220,006	234,755
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	179,525	190,531
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	317,087	334,391
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	307,034	323,972
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	285,098	302,341
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	265,407	281,210
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	243,743	259,341
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	19	19
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	141	148
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	133	139
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	64	64
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	24	26
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	570	597
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	892	934
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	88	92
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	44	46
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	13	13
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	832	871
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	3,599,002	3,804,856
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	122,514	129,369
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	2,831,664	3,007,344
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	1,458,064	1,552,625
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	1,062,454	1,129,367
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	182,956	193,769
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	265,643	281,626
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	206,068	216,969
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	173	175
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	129	130
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	70	71
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	67	67
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	61	62
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	53	53
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1	1
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	64	64
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	1	1
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	172	174
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	678	697
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	80	83
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	51	51
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	45	46
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	173	179
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	63	64
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	44	44
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	76	77
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	41	42
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	352	364
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	35	35
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	29	29
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	255	261
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	148	153
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	166	167
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	33	34
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	57	57
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	189	197
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	55	56
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	9	10
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,166	1,219
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	211	220
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	142	143
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	561	585
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	53	54
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	107	109
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	241	252
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	128	133
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	56	58
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	50	53
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	181	185
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	31	31
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	73	75
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	52	53
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	2,240	2,263
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	84	86
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	3,182	3,323
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	144	145
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	131	132
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	225	231
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	111	113
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	16	17
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	818	856
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	2,487	2,620
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	2,014	2,104
Federal Home Loan Bank 6% 3/1/2056	1,581,920	1,621,462
Freddie Mac 7% 1/1/2055	235,300	248,979
Freddie Mac Gold Pool 1.5% 1/1/2036	14,555,853	12,955,693
Freddie Mac Gold Pool 1.5% 1/1/2051	22,206,739	16,645,743
Freddie Mac Gold Pool 1.5% 10/1/2035	121,822	108,544
Freddie Mac Gold Pool 1.5% 11/1/2035	5,787,305	5,151,093
Freddie Mac Gold Pool 1.5% 11/1/2035	387,515	344,914
Freddie Mac Gold Pool 1.5% 11/1/2050	670,727	507,795
Freddie Mac Gold Pool 1.5% 12/1/2031	10,534,772	9,907,862
Freddie Mac Gold Pool 1.5% 12/1/2035	8,850,799	7,877,809
Freddie Mac Gold Pool 1.5% 12/1/2036	247,269	218,850
Freddie Mac Gold Pool 1.5% 12/1/2040	1,386,384	1,161,327
Freddie Mac Gold Pool 1.5% 12/1/2050	451,584	341,886
Freddie Mac Gold Pool 1.5% 12/1/2050	111,629	84,616
Freddie Mac Gold Pool 1.5% 2/1/2036	544,117	483,111
Freddie Mac Gold Pool 1.5% 2/1/2041	8,783,157	7,344,981
Freddie Mac Gold Pool 1.5% 2/1/2051	22,646,271	16,975,208
Freddie Mac Gold Pool 1.5% 3/1/2036	64,307	57,097
Freddie Mac Gold Pool 1.5% 3/1/2041	2,429,535	2,030,088
Freddie Mac Gold Pool 1.5% 3/1/2051	13,974,332	10,474,889
Freddie Mac Gold Pool 1.5% 3/1/2051	165,369	125,353
Freddie Mac Gold Pool 1.5% 4/1/2036	4,494,293	3,990,393
Freddie Mac Gold Pool 1.5% 4/1/2041	10,653,162	8,904,258
Freddie Mac Gold Pool 1.5% 4/1/2041	5,779,523	4,825,616
Freddie Mac Gold Pool 1.5% 4/1/2051 (f)	252,146,896	189,004,447
Freddie Mac Gold Pool 1.5% 5/1/2036	45,213,766	40,186,791
Freddie Mac Gold Pool 1.5% 5/1/2036	606,817	538,022
Freddie Mac Gold Pool 1.5% 6/1/2036	614,695	545,007
Freddie Mac Gold Pool 1.5% 6/1/2051	410,464	311,268
Freddie Mac Gold Pool 1.5% 8/1/2035	4,600,114	4,098,725
Freddie Mac Gold Pool 1.5% 8/1/2036	375,602	333,020
Freddie Mac Gold Pool 2% 1/1/2051	5,809,926	4,590,842
Freddie Mac Gold Pool 2% 1/1/2051	2,817,984	2,226,693
Freddie Mac Gold Pool 2% 1/1/2051	1,342,391	1,065,754
Freddie Mac Gold Pool 2% 1/1/2051	933,944	741,479
Freddie Mac Gold Pool 2% 1/1/2051	123,437	98,539
Freddie Mac Gold Pool 2% 1/1/2052	5,077,116	4,068,914
Freddie Mac Gold Pool 2% 1/1/2052	4,757,132	3,788,686
Freddie Mac Gold Pool 2% 1/1/2052	2,969,860	2,373,616
Freddie Mac Gold Pool 2% 1/1/2052	839,502	670,697
Freddie Mac Gold Pool 2% 10/1/2036	2,883,355	2,607,972
Freddie Mac Gold Pool 2% 10/1/2041	962,696	822,684
Freddie Mac Gold Pool 2% 10/1/2051	19,830,209	15,756,039
Freddie Mac Gold Pool 2% 10/1/2051	1,496,921	1,192,182
Freddie Mac Gold Pool 2% 10/1/2051	1,369,866	1,093,560
Freddie Mac Gold Pool 2% 11/1/2041	6,115,538	5,226,999
Freddie Mac Gold Pool 2% 11/1/2050	83,301,031	65,848,199
Freddie Mac Gold Pool 2% 11/1/2050	14,421,498	11,562,216
Freddie Mac Gold Pool 2% 11/1/2050	230,516	184,813
Freddie Mac Gold Pool 2% 11/1/2050	25,740	20,347
Freddie Mac Gold Pool 2% 11/1/2051	20,461,375	16,257,531
Freddie Mac Gold Pool 2% 11/1/2051	10,723,860	8,503,858
Freddie Mac Gold Pool 2% 11/1/2051	5,202,606	4,143,471
Freddie Mac Gold Pool 2% 11/1/2051	1,969,976	1,568,932
Freddie Mac Gold Pool 2% 11/1/2051	1,176,642	937,104
Freddie Mac Gold Pool 2% 12/1/2035	1,428,954	1,298,282
Freddie Mac Gold Pool 2% 12/1/2051	29,012,484	23,106,189
Freddie Mac Gold Pool 2% 12/1/2051	433,125	345,762
Freddie Mac Gold Pool 2% 12/1/2051	305,214	243,843
Freddie Mac Gold Pool 2% 2/1/2036	6,059,976	5,519,076
Freddie Mac Gold Pool 2% 2/1/2036	766,732	694,941
Freddie Mac Gold Pool 2% 2/1/2036	533,418	485,473
Freddie Mac Gold Pool 2% 2/1/2036	467,705	425,520
Freddie Mac Gold Pool 2% 2/1/2041	3,747,575	3,223,829
Freddie Mac Gold Pool 2% 2/1/2042	2,175,726	1,854,777
Freddie Mac Gold Pool 2% 2/1/2051	61,169,836	49,022,871
Freddie Mac Gold Pool 2% 2/1/2051	32,850,258	25,957,364
Freddie Mac Gold Pool 2% 2/1/2052	41,279,446	32,837,172
Freddie Mac Gold Pool 2% 2/1/2052	32,422,909	25,751,403
Freddie Mac Gold Pool 2% 2/1/2052	10,142,883	7,976,589
Freddie Mac Gold Pool 2% 2/1/2052	4,285,896	3,428,116
Freddie Mac Gold Pool 2% 3/1/2036	421,348	383,344
Freddie Mac Gold Pool 2% 3/1/2036	13,047	11,817
Freddie Mac Gold Pool 2% 3/1/2041	2,257,432	1,951,411
Freddie Mac Gold Pool 2% 3/1/2051	35,726,606	28,230,175
Freddie Mac Gold Pool 2% 3/1/2051	19,049,845	15,070,519
Freddie Mac Gold Pool 2% 3/1/2052	34,358,347	27,020,170
Freddie Mac Gold Pool 2% 3/1/2052	13,566,036	10,757,660
Freddie Mac Gold Pool 2% 3/1/2052	2,925,950	2,287,317
Freddie Mac Gold Pool 2% 4/1/2042	24,259,339	20,882,919
Freddie Mac Gold Pool 2% 4/1/2052	6,850,181	5,432,089
Freddie Mac Gold Pool 2% 5/1/2036	725,255	659,840
Freddie Mac Gold Pool 2% 5/1/2041	1,994,931	1,711,904
Freddie Mac Gold Pool 2% 5/1/2051	49,905,581	39,964,255
Freddie Mac Gold Pool 2% 5/1/2051	3,227,623	2,568,534
Freddie Mac Gold Pool 2% 5/1/2051	2,215,416	1,768,560
Freddie Mac Gold Pool 2% 5/1/2051	1,051,521	832,197
Freddie Mac Gold Pool 2% 6/1/2035	4,936,696	4,499,143
Freddie Mac Gold Pool 2% 6/1/2041	3,312,572	2,842,375
Freddie Mac Gold Pool 2% 6/1/2050	126,656,478	100,199,181
Freddie Mac Gold Pool 2% 6/1/2050	16,939,751	13,565,307
Freddie Mac Gold Pool 2% 7/1/2038	34,250,009	30,968,160
Freddie Mac Gold Pool 2% 7/1/2041	29,746,367	25,553,423
Freddie Mac Gold Pool 2% 7/1/2041	14,845,722	12,719,412
Freddie Mac Gold Pool 2% 7/1/2050	388,311	310,958
Freddie Mac Gold Pool 2% 7/1/2051	4,587,489	3,617,739
Freddie Mac Gold Pool 2% 7/1/2051	1,259,164	1,004,006
Freddie Mac Gold Pool 2% 7/1/2051	155,298	122,470
Freddie Mac Gold Pool 2% 8/1/2050	206,561,730	163,413,009
Freddie Mac Gold Pool 2% 8/1/2050	1,823,468	1,455,100
Freddie Mac Gold Pool 2% 8/1/2051	3,560,737	2,816,934
Freddie Mac Gold Pool 2% 9/1/2050	52,508,913	41,540,316
Freddie Mac Gold Pool 2% 9/1/2050	4,500,936	3,560,734
Freddie Mac Gold Pool 2% 9/1/2050	850,324	678,545
Freddie Mac Gold Pool 2.5% 1/1/2033	721,828	686,293
Freddie Mac Gold Pool 2.5% 1/1/2033	8,806	8,362
Freddie Mac Gold Pool 2.5% 1/1/2041	717,722	635,047
Freddie Mac Gold Pool 2.5% 1/1/2042	8,118,032	7,124,663
Freddie Mac Gold Pool 2.5% 1/1/2051	3,133,171	2,589,874
Freddie Mac Gold Pool 2.5% 1/1/2051	22,344	18,526
Freddie Mac Gold Pool 2.5% 1/1/2052	9,914,540	8,248,014
Freddie Mac Gold Pool 2.5% 1/1/2052	7,144,707	5,939,294
Freddie Mac Gold Pool 2.5% 1/1/2052	5,059,255	4,215,173
Freddie Mac Gold Pool 2.5% 1/1/2052	224,761	186,700
Freddie Mac Gold Pool 2.5% 10/1/2031	81,452	78,186
Freddie Mac Gold Pool 2.5% 10/1/2040	3,763,844	3,338,064
Freddie Mac Gold Pool 2.5% 10/1/2041	3,913,046	3,439,230
Freddie Mac Gold Pool 2.5% 10/1/2050	11,325,301	9,485,346
Freddie Mac Gold Pool 2.5% 10/1/2050	10,959,115	9,130,706
Freddie Mac Gold Pool 2.5% 10/1/2051	460,321	382,226
Freddie Mac Gold Pool 2.5% 11/1/2031	2,055,813	1,968,150
Freddie Mac Gold Pool 2.5% 11/1/2041	16,488,556	14,509,312
Freddie Mac Gold Pool 2.5% 11/1/2041	2,258,577	1,984,067
Freddie Mac Gold Pool 2.5% 11/1/2041	1,512,272	1,331,041
Freddie Mac Gold Pool 2.5% 11/1/2049	252,166	209,307
Freddie Mac Gold Pool 2.5% 11/1/2050	8,163,122	6,806,296
Freddie Mac Gold Pool 2.5% 11/1/2050	7,775,749	6,512,469
Freddie Mac Gold Pool 2.5% 11/1/2050	3,014,265	2,510,426
Freddie Mac Gold Pool 2.5% 11/1/2051	15,392,568	12,867,777
Freddie Mac Gold Pool 2.5% 11/1/2051	2,261,008	1,863,293
Freddie Mac Gold Pool 2.5% 12/1/2035	805,765	747,620
Freddie Mac Gold Pool 2.5% 12/1/2041	34,918	30,641
Freddie Mac Gold Pool 2.5% 12/1/2050	2,757,989	2,309,053
Freddie Mac Gold Pool 2.5% 12/1/2051	16,509,285	13,698,140
Freddie Mac Gold Pool 2.5% 12/1/2051	14,774,335	12,258,611
Freddie Mac Gold Pool 2.5% 12/1/2051	12,015,629	9,947,119
Freddie Mac Gold Pool 2.5% 12/1/2051	4,975,719	4,092,707
Freddie Mac Gold Pool 2.5% 12/1/2051	780,298	651,577
Freddie Mac Gold Pool 2.5% 2/1/2035	659,178	611,612
Freddie Mac Gold Pool 2.5% 2/1/2042	3,071,034	2,716,964
Freddie Mac Gold Pool 2.5% 2/1/2050	1,381,756	1,146,907
Freddie Mac Gold Pool 2.5% 2/1/2051	60,607,576	50,742,081
Freddie Mac Gold Pool 2.5% 2/1/2051	68,828	57,022
Freddie Mac Gold Pool 2.5% 3/1/2047	231,519	193,399
Freddie Mac Gold Pool 2.5% 3/1/2051	3,820,796	3,165,428
Freddie Mac Gold Pool 2.5% 4/1/2035	906,606	841,185
Freddie Mac Gold Pool 2.5% 4/1/2035	607,719	563,866
Freddie Mac Gold Pool 2.5% 4/1/2037	3,985,926	3,698,301
Freddie Mac Gold Pool 2.5% 4/1/2042	1,546,518	1,357,955
Freddie Mac Gold Pool 2.5% 4/1/2052	40,226,596	33,414,661
Freddie Mac Gold Pool 2.5% 4/1/2052 (f)	8,273,493	6,900,907
Freddie Mac Gold Pool 2.5% 4/1/2052	3,928,254	3,287,599
Freddie Mac Gold Pool 2.5% 4/1/2052	1,308,479	1,076,271
Freddie Mac Gold Pool 2.5% 5/1/2041	18,529,015	16,372,510
Freddie Mac Gold Pool 2.5% 5/1/2041	6,495,901	5,782,497
Freddie Mac Gold Pool 2.5% 5/1/2051	21,196,199	17,500,873
Freddie Mac Gold Pool 2.5% 5/1/2051	12,700,825	10,593,738
Freddie Mac Gold Pool 2.5% 5/1/2051	1,477,733	1,235,346
Freddie Mac Gold Pool 2.5% 6/1/2031	241,188	232,248
Freddie Mac Gold Pool 2.5% 6/1/2031	158,667	152,431
Freddie Mac Gold Pool 2.5% 6/1/2041	1,827,300	1,609,841
Freddie Mac Gold Pool 2.5% 6/1/2052	146,617	120,598
Freddie Mac Gold Pool 2.5% 7/1/2031	264,578	254,379
Freddie Mac Gold Pool 2.5% 7/1/2041	3,444,855	3,060,679
Freddie Mac Gold Pool 2.5% 7/1/2050	19,945,422	16,711,240
Freddie Mac Gold Pool 2.5% 7/1/2050	10,410,448	8,680,085
Freddie Mac Gold Pool 2.5% 7/1/2051	13,973,052	11,624,335
Freddie Mac Gold Pool 2.5% 8/1/2031	452,212	434,443
Freddie Mac Gold Pool 2.5% 8/1/2032	376,588	358,515
Freddie Mac Gold Pool 2.5% 8/1/2041	1,235,987	1,089,467
Freddie Mac Gold Pool 2.5% 8/1/2050	34,855,037	29,137,884
Freddie Mac Gold Pool 2.5% 8/1/2051	5,714,991	4,766,864
Freddie Mac Gold Pool 2.5% 8/1/2051	127,751	106,677
Freddie Mac Gold Pool 2.5% 9/1/2041	2,693,434	2,384,276
Freddie Mac Gold Pool 3% 1/1/2033	88,612	85,330
Freddie Mac Gold Pool 3% 1/1/2033	68,699	65,900
Freddie Mac Gold Pool 3% 1/1/2033	46,210	44,436
Freddie Mac Gold Pool 3% 1/1/2034	35,031	33,621
Freddie Mac Gold Pool 3% 1/1/2043	43,256	39,014
Freddie Mac Gold Pool 3% 1/1/2043	43,258	38,732
Freddie Mac Gold Pool 3% 1/1/2052	14,860,846	12,817,569
Freddie Mac Gold Pool 3% 1/1/2052	4,873,554	4,174,533
Freddie Mac Gold Pool 3% 1/1/2052	4,773,595	4,088,911
Freddie Mac Gold Pool 3% 1/1/2052	1,312,043	1,123,854
Freddie Mac Gold Pool 3% 1/1/2052	644,349	551,929
Freddie Mac Gold Pool 3% 1/1/2052	171,742	147,109
Freddie Mac Gold Pool 3% 10/1/2042	14,882	13,385
Freddie Mac Gold Pool 3% 10/1/2049	11,341,881	9,796,617
Freddie Mac Gold Pool 3% 10/1/2051	18,620,778	16,089,628
Freddie Mac Gold Pool 3% 10/1/2051	1,240,609	1,080,113
Freddie Mac Gold Pool 3% 10/1/2051	255,083	218,496
Freddie Mac Gold Pool 3% 11/1/2042	4,056	3,687
Freddie Mac Gold Pool 3% 11/1/2049	10,605,874	9,230,488
Freddie Mac Gold Pool 3% 11/1/2049	9,024,539	7,868,324
Freddie Mac Gold Pool 3% 11/1/2050	2,497,098	2,177,173
Freddie Mac Gold Pool 3% 11/1/2050	1,147,928	989,377
Freddie Mac Gold Pool 3% 11/1/2051	6,370,697	5,462,911
Freddie Mac Gold Pool 3% 11/1/2051	2,730,054	2,340,185
Freddie Mac Gold Pool 3% 11/1/2051	324,726	279,368
Freddie Mac Gold Pool 3% 12/1/2030	493,932	480,084
Freddie Mac Gold Pool 3% 12/1/2032	1,042,471	1,009,085
Freddie Mac Gold Pool 3% 12/1/2032	22,566	21,741
Freddie Mac Gold Pool 3% 12/1/2042	637,496	575,948
Freddie Mac Gold Pool 3% 12/1/2042	53,307	48,169
Freddie Mac Gold Pool 3% 12/1/2042	20,053	18,041
Freddie Mac Gold Pool 3% 12/1/2046	1,296,218	1,134,918
Freddie Mac Gold Pool 3% 12/1/2050	9,231,693	7,956,621
Freddie Mac Gold Pool 3% 12/1/2051	1,041,931	892,486
Freddie Mac Gold Pool 3% 2/1/2033	471,856	459,175
Freddie Mac Gold Pool 3% 2/1/2033	39,722	38,128
Freddie Mac Gold Pool 3% 2/1/2034	5,113	4,879
Freddie Mac Gold Pool 3% 2/1/2037	169,595	157,811
Freddie Mac Gold Pool 3% 2/1/2037	9,476	8,833
Freddie Mac Gold Pool 3% 2/1/2043	45,951	41,624
Freddie Mac Gold Pool 3% 2/1/2043	29,867	26,876
Freddie Mac Gold Pool 3% 2/1/2043	20,577	18,598
Freddie Mac Gold Pool 3% 2/1/2043	8,694	7,822
Freddie Mac Gold Pool 3% 2/1/2050	1,318,033	1,142,990
Freddie Mac Gold Pool 3% 2/1/2052	5,487,013	4,700,002
Freddie Mac Gold Pool 3% 2/1/2052	1,666,793	1,428,243
Freddie Mac Gold Pool 3% 2/1/2052	737,168	631,435
Freddie Mac Gold Pool 3% 2/1/2052	647,160	557,573
Freddie Mac Gold Pool 3% 2/1/2052	649,404	555,650
Freddie Mac Gold Pool 3% 3/1/2033	152,413	146,491
Freddie Mac Gold Pool 3% 3/1/2043	22,216	20,057
Freddie Mac Gold Pool 3% 3/1/2050	20,198,559	17,446,626
Freddie Mac Gold Pool 3% 3/1/2052	49,876,142	43,314,611
Freddie Mac Gold Pool 3% 3/1/2052	18,161,699	15,545,388
Freddie Mac Gold Pool 3% 3/1/2052	11,726,141	10,150,511
Freddie Mac Gold Pool 3% 3/1/2052	2,461,577	2,108,509
Freddie Mac Gold Pool 3% 3/1/2052	1,620,073	1,408,461
Freddie Mac Gold Pool 3% 3/1/2052	27,265	23,491
Freddie Mac Gold Pool 3% 4/1/2032	9,410	9,126
Freddie Mac Gold Pool 3% 4/1/2032	3,139	3,043
Freddie Mac Gold Pool 3% 4/1/2034	492,707	471,580
Freddie Mac Gold Pool 3% 4/1/2043	9,047	8,173
Freddie Mac Gold Pool 3% 4/1/2046	68,162	60,017
Freddie Mac Gold Pool 3% 4/1/2046	56,471	49,855
Freddie Mac Gold Pool 3% 4/1/2050	20,747,059	17,900,947
Freddie Mac Gold Pool 3% 4/1/2050	2,595,027	2,250,390
Freddie Mac Gold Pool 3% 4/1/2052	2,327,271	2,016,012
Freddie Mac Gold Pool 3% 4/1/2052	2,023,602	1,749,163
Freddie Mac Gold Pool 3% 4/1/2052	1,348,097	1,163,163
Freddie Mac Gold Pool 3% 5/1/2045	29,658	26,269
Freddie Mac Gold Pool 3% 5/1/2046	1,039,326	916,431
Freddie Mac Gold Pool 3% 5/1/2046	165,404	145,777
Freddie Mac Gold Pool 3% 5/1/2051	2,563,027	2,201,816
Freddie Mac Gold Pool 3% 5/1/2051	853,305	736,514
Freddie Mac Gold Pool 3% 5/1/2051	619,809	532,071
Freddie Mac Gold Pool 3% 6/1/2031	67,908	65,930
Freddie Mac Gold Pool 3% 6/1/2031	26,806	26,041
Freddie Mac Gold Pool 3% 6/1/2031	15,853	15,373
Freddie Mac Gold Pool 3% 6/1/2031	9,231	8,947
Freddie Mac Gold Pool 3% 6/1/2031	8,213	7,997
Freddie Mac Gold Pool 3% 6/1/2031	7,152	6,929
Freddie Mac Gold Pool 3% 6/1/2031	5,920	5,764
Freddie Mac Gold Pool 3% 6/1/2035	999,640	940,764
Freddie Mac Gold Pool 3% 6/1/2046	1,061,697	934,342
Freddie Mac Gold Pool 3% 6/1/2050	5,155,304	4,481,923
Freddie Mac Gold Pool 3% 6/1/2052	7,907,926	6,773,680
Freddie Mac Gold Pool 3% 6/1/2052	5,470,236	4,716,402
Freddie Mac Gold Pool 3% 6/1/2052	418,650	361,873
Freddie Mac Gold Pool 3% 7/1/2032	11,633	11,242
Freddie Mac Gold Pool 3% 7/1/2045	62,422	55,387
Freddie Mac Gold Pool 3% 7/1/2045	22,574	20,542
Freddie Mac Gold Pool 3% 7/1/2052	14,107,197	12,198,401
Freddie Mac Gold Pool 3% 8/1/2032	21,107	20,388
Freddie Mac Gold Pool 3% 8/1/2032	12,304	11,884
Freddie Mac Gold Pool 3% 8/1/2042	8,463	7,670
Freddie Mac Gold Pool 3% 8/1/2042	6,582	5,932
Freddie Mac Gold Pool 3% 8/1/2045	26,253	23,243
Freddie Mac Gold Pool 3% 8/1/2045	15,380	13,725
Freddie Mac Gold Pool 3% 8/1/2050	16,596,222	14,454,372
Freddie Mac Gold Pool 3% 8/1/2052	11,571,123	10,048,866
Freddie Mac Gold Pool 3% 8/1/2052	3,490,207	3,031,047
Freddie Mac Gold Pool 3% 8/1/2052	227,097	197,221
Freddie Mac Gold Pool 3% 9/1/2049	142,511	124,253
Freddie Mac Gold Pool 3% 9/1/2051	2,453,096	2,102,778
Freddie Mac Gold Pool 3.5% 1/1/2045	137,780	127,556
Freddie Mac Gold Pool 3.5% 1/1/2046	129,529	118,140
Freddie Mac Gold Pool 3.5% 1/1/2046	40,127	36,724
Freddie Mac Gold Pool 3.5% 1/1/2048	1,904,188	1,719,205
Freddie Mac Gold Pool 3.5% 1/1/2048	1,521,013	1,373,254
Freddie Mac Gold Pool 3.5% 1/1/2048	53,007	48,057
Freddie Mac Gold Pool 3.5% 1/1/2048	40,047	36,357
Freddie Mac Gold Pool 3.5% 10/1/2034	2,894,043	2,787,160
Freddie Mac Gold Pool 3.5% 10/1/2040	48,766	45,311
Freddie Mac Gold Pool 3.5% 10/1/2042	469,181	434,458
Freddie Mac Gold Pool 3.5% 10/1/2042	234,103	216,823
Freddie Mac Gold Pool 3.5% 10/1/2042	28,040	25,976
Freddie Mac Gold Pool 3.5% 10/1/2042	4,069	3,762
Freddie Mac Gold Pool 3.5% 10/1/2047	133,599	121,372
Freddie Mac Gold Pool 3.5% 10/1/2048	1,999,956	1,803,748
Freddie Mac Gold Pool 3.5% 10/1/2049	963,900	870,261
Freddie Mac Gold Pool 3.5% 10/1/2051	9,762,930	8,732,132
Freddie Mac Gold Pool 3.5% 10/1/2051	1,170,682	1,050,004
Freddie Mac Gold Pool 3.5% 10/1/2052	650,710	581,599
Freddie Mac Gold Pool 3.5% 11/1/2033	1,760,976	1,677,576
Freddie Mac Gold Pool 3.5% 11/1/2033	963,149	916,404
Freddie Mac Gold Pool 3.5% 11/1/2040	101,137	94,266
Freddie Mac Gold Pool 3.5% 11/1/2045	15,440	14,156
Freddie Mac Gold Pool 3.5% 11/1/2045	3,873	3,535
Freddie Mac Gold Pool 3.5% 11/1/2047	1,117,669	1,015,380
Freddie Mac Gold Pool 3.5% 11/1/2047	173,782	158,091
Freddie Mac Gold Pool 3.5% 11/1/2051	6,741,303	6,080,097
Freddie Mac Gold Pool 3.5% 12/1/2033	152,733	147,735
Freddie Mac Gold Pool 3.5% 12/1/2040	96,689	90,059
Freddie Mac Gold Pool 3.5% 12/1/2045	9,268	8,458
Freddie Mac Gold Pool 3.5% 12/1/2046	128,825	117,072
Freddie Mac Gold Pool 3.5% 12/1/2047	259,872	235,926
Freddie Mac Gold Pool 3.5% 12/1/2047	257,886	233,150
Freddie Mac Gold Pool 3.5% 12/1/2048	357,928	322,813
Freddie Mac Gold Pool 3.5% 12/1/2051	7,974,695	7,121,490
Freddie Mac Gold Pool 3.5% 2/1/2034	1,624,310	1,540,911
Freddie Mac Gold Pool 3.5% 2/1/2034	1,454,616	1,407,665
Freddie Mac Gold Pool 3.5% 2/1/2043	6,490,496	6,006,164
Freddie Mac Gold Pool 3.5% 2/1/2043	129,865	120,531
Freddie Mac Gold Pool 3.5% 2/1/2043	52,564	48,961
Freddie Mac Gold Pool 3.5% 2/1/2045	11,544	10,661
Freddie Mac Gold Pool 3.5% 2/1/2048	790,648	714,811
Freddie Mac Gold Pool 3.5% 2/1/2048	433,349	392,876
Freddie Mac Gold Pool 3.5% 2/1/2048	256,673	232,053
Freddie Mac Gold Pool 3.5% 2/1/2052	5,727,992	5,118,739
Freddie Mac Gold Pool 3.5% 2/1/2052	5,351,328	4,796,353
Freddie Mac Gold Pool 3.5% 2/1/2053	9,826,978	8,807,842
Freddie Mac Gold Pool 3.5% 3/1/2032	832,559	811,291
Freddie Mac Gold Pool 3.5% 3/1/2045	308,268	282,799
Freddie Mac Gold Pool 3.5% 3/1/2045	85,199	78,370
Freddie Mac Gold Pool 3.5% 3/1/2045	67,468	61,951
Freddie Mac Gold Pool 3.5% 3/1/2045	25,599	23,718
Freddie Mac Gold Pool 3.5% 3/1/2046	5,874,113	5,389,226
Freddie Mac Gold Pool 3.5% 3/1/2046	6,553	5,977
Freddie Mac Gold Pool 3.5% 3/1/2048	310,573	280,783
Freddie Mac Gold Pool 3.5% 3/1/2052	9,681,119	8,669,245
Freddie Mac Gold Pool 3.5% 3/1/2052	8,603,847	7,703,494
Freddie Mac Gold Pool 3.5% 3/1/2052	3,479,616	3,117,665
Freddie Mac Gold Pool 3.5% 4/1/2034	2,811,953	2,686,683
Freddie Mac Gold Pool 3.5% 4/1/2040	120,005	111,945
Freddie Mac Gold Pool 3.5% 4/1/2042	1,153,199	1,074,701
Freddie Mac Gold Pool 3.5% 4/1/2042	10,329	9,596
Freddie Mac Gold Pool 3.5% 4/1/2043	198,419	183,399
Freddie Mac Gold Pool 3.5% 4/1/2043	64,900	59,964
Freddie Mac Gold Pool 3.5% 4/1/2046	355,726	324,368
Freddie Mac Gold Pool 3.5% 4/1/2046	250,032	228,735
Freddie Mac Gold Pool 3.5% 4/1/2046	21,930	20,027
Freddie Mac Gold Pool 3.5% 4/1/2047	5,465,476	4,905,495
Freddie Mac Gold Pool 3.5% 4/1/2048	206,318	186,855
Freddie Mac Gold Pool 3.5% 4/1/2050	3,688,750	3,337,322
Freddie Mac Gold Pool 3.5% 4/1/2052	12,979,010	11,661,376
Freddie Mac Gold Pool 3.5% 4/1/2052	7,306,902	6,585,653
Freddie Mac Gold Pool 3.5% 4/1/2052	1,416,968	1,266,143
Freddie Mac Gold Pool 3.5% 4/1/2052	1,294,303	1,160,074
Freddie Mac Gold Pool 3.5% 4/1/2052	224,187	199,746
Freddie Mac Gold Pool 3.5% 5/1/2032	126,334	123,637
Freddie Mac Gold Pool 3.5% 5/1/2034	181,064	174,685
Freddie Mac Gold Pool 3.5% 5/1/2040	219,275	204,715
Freddie Mac Gold Pool 3.5% 5/1/2040	40,578	37,855
Freddie Mac Gold Pool 3.5% 5/1/2045	702,422	643,128
Freddie Mac Gold Pool 3.5% 5/1/2045	28,867	26,481
Freddie Mac Gold Pool 3.5% 5/1/2045	21,741	19,950
Freddie Mac Gold Pool 3.5% 5/1/2045	9,506	8,836
Freddie Mac Gold Pool 3.5% 5/1/2046	2,506,326	2,293,883
Freddie Mac Gold Pool 3.5% 5/1/2046	85,849	78,370
Freddie Mac Gold Pool 3.5% 5/1/2046	21,373	19,473
Freddie Mac Gold Pool 3.5% 5/1/2046	7,783	7,108
Freddie Mac Gold Pool 3.5% 5/1/2046	6,089	5,539
Freddie Mac Gold Pool 3.5% 5/1/2047	5,356,443	4,802,611
Freddie Mac Gold Pool 3.5% 5/1/2047	3,395,667	3,046,693
Freddie Mac Gold Pool 3.5% 5/1/2049	62,010	55,792
Freddie Mac Gold Pool 3.5% 5/1/2052	14,320,455	12,826,360
Freddie Mac Gold Pool 3.5% 5/1/2052	11,764,351	10,540,618
Freddie Mac Gold Pool 3.5% 5/1/2052	405,987	363,249
Freddie Mac Gold Pool 3.5% 6/1/2032	653,075	635,393
Freddie Mac Gold Pool 3.5% 6/1/2040	186,880	174,590
Freddie Mac Gold Pool 3.5% 6/1/2042	5,238	4,863
Freddie Mac Gold Pool 3.5% 6/1/2045	1,186,853	1,089,735
Freddie Mac Gold Pool 3.5% 6/1/2045	828,518	759,435
Freddie Mac Gold Pool 3.5% 6/1/2045	136,739	125,555
Freddie Mac Gold Pool 3.5% 6/1/2045	65,250	59,971
Freddie Mac Gold Pool 3.5% 6/1/2045	14,376	13,202
Freddie Mac Gold Pool 3.5% 6/1/2048	178,328	161,056
Freddie Mac Gold Pool 3.5% 6/1/2049	143,853	130,013
Freddie Mac Gold Pool 3.5% 6/1/2052	164,475	147,161
Freddie Mac Gold Pool 3.5% 7/1/2032	212,560	206,890
Freddie Mac Gold Pool 3.5% 7/1/2032	57,473	55,917
Freddie Mac Gold Pool 3.5% 7/1/2040	19,363	18,031
Freddie Mac Gold Pool 3.5% 7/1/2042	4,134,747	3,827,938
Freddie Mac Gold Pool 3.5% 7/1/2042	53,642	49,873
Freddie Mac Gold Pool 3.5% 7/1/2046	29,627	26,968
Freddie Mac Gold Pool 3.5% 7/1/2046	11,569	10,552
Freddie Mac Gold Pool 3.5% 7/1/2047	2,634,043	2,395,444
Freddie Mac Gold Pool 3.5% 7/1/2051	4,314,267	3,860,102
Freddie Mac Gold Pool 3.5% 7/1/2052	11,898,617	10,694,383
Freddie Mac Gold Pool 3.5% 7/1/2052	1,161,044	1,038,820
Freddie Mac Gold Pool 3.5% 8/1/2034	306,156	295,274
Freddie Mac Gold Pool 3.5% 8/1/2038	78,375	73,774
Freddie Mac Gold Pool 3.5% 8/1/2040	129,343	120,688
Freddie Mac Gold Pool 3.5% 8/1/2042	745,305	691,085
Freddie Mac Gold Pool 3.5% 8/1/2042	111,446	103,238
Freddie Mac Gold Pool 3.5% 8/1/2047	4,087,690	3,713,583
Freddie Mac Gold Pool 3.5% 8/1/2047	484,601	440,250
Freddie Mac Gold Pool 3.5% 8/1/2047	306,755	278,680
Freddie Mac Gold Pool 3.5% 8/1/2048	132,143	119,345
Freddie Mac Gold Pool 3.5% 8/1/2048	61,552	55,552
Freddie Mac Gold Pool 3.5% 8/1/2049	15,934,615	14,381,661
Freddie Mac Gold Pool 3.5% 8/1/2051	1,625,478	1,457,919
Freddie Mac Gold Pool 3.5% 9/1/2040	87,694	82,063
Freddie Mac Gold Pool 3.5% 9/1/2042	9,103,258	8,422,027
Freddie Mac Gold Pool 3.5% 9/1/2042	5,178,898	4,788,666
Freddie Mac Gold Pool 3.5% 9/1/2042	1,625	1,502
Freddie Mac Gold Pool 3.5% 9/1/2043	80,527	74,311
Freddie Mac Gold Pool 3.5% 9/1/2046	2,968,682	2,718,544
Freddie Mac Gold Pool 3.5% 9/1/2046	344,752	313,300
Freddie Mac Gold Pool 3.5% 9/1/2047	83,250	75,631
Freddie Mac Gold Pool 3.5% 9/1/2047	69,394	63,043
Freddie Mac Gold Pool 3.5% 9/1/2048	850,567	767,121
Freddie Mac Gold Pool 3.5% 9/1/2048	151,379	136,528
Freddie Mac Gold Pool 3.5% 9/1/2048	133,214	120,145
Freddie Mac Gold Pool 3.5% 9/1/2052	1,528,474	1,367,093
Freddie Mac Gold Pool 4% 1/1/2036	527,477	507,526
Freddie Mac Gold Pool 4% 1/1/2039	112,699	107,591
Freddie Mac Gold Pool 4% 1/1/2041	40,046	38,298
Freddie Mac Gold Pool 4% 1/1/2041	17,268	16,558
Freddie Mac Gold Pool 4% 1/1/2041	5,241	5,007
Freddie Mac Gold Pool 4% 1/1/2042	17,299	16,497
Freddie Mac Gold Pool 4% 1/1/2043	11,308	10,716
Freddie Mac Gold Pool 4% 1/1/2044	33,989	32,090
Freddie Mac Gold Pool 4% 1/1/2044	26,092	24,712
Freddie Mac Gold Pool 4% 10/1/2041	312,664	298,472
Freddie Mac Gold Pool 4% 10/1/2041	32,034	30,597
Freddie Mac Gold Pool 4% 10/1/2041	30,101	28,743
Freddie Mac Gold Pool 4% 10/1/2042	16,190	15,418
Freddie Mac Gold Pool 4% 10/1/2042	8,260	7,944
Freddie Mac Gold Pool 4% 10/1/2042	5,951	5,640
Freddie Mac Gold Pool 4% 10/1/2043	84,776	80,267
Freddie Mac Gold Pool 4% 10/1/2043	28,401	26,821
Freddie Mac Gold Pool 4% 10/1/2043	12,255	11,576
Freddie Mac Gold Pool 4% 10/1/2043	10,907	10,383
Freddie Mac Gold Pool 4% 10/1/2044	56,601	53,360
Freddie Mac Gold Pool 4% 10/1/2045	20,813	19,706
Freddie Mac Gold Pool 4% 10/1/2052	874,227	810,032
Freddie Mac Gold Pool 4% 11/1/2040	77,606	74,179
Freddie Mac Gold Pool 4% 11/1/2041	53,943	51,407
Freddie Mac Gold Pool 4% 11/1/2041	5,314	5,126
Freddie Mac Gold Pool 4% 11/1/2041	2,451	2,341
Freddie Mac Gold Pool 4% 11/1/2042	690,751	659,571
Freddie Mac Gold Pool 4% 11/1/2042	571,020	544,816
Freddie Mac Gold Pool 4% 11/1/2042	71,403	68,019
Freddie Mac Gold Pool 4% 11/1/2042	65,007	61,688
Freddie Mac Gold Pool 4% 11/1/2042	37,546	35,774
Freddie Mac Gold Pool 4% 11/1/2042	21,591	20,504
Freddie Mac Gold Pool 4% 11/1/2042	1,816	1,771
Freddie Mac Gold Pool 4% 11/1/2043	25,346	24,094
Freddie Mac Gold Pool 4% 11/1/2047	1,355,520	1,262,349
Freddie Mac Gold Pool 4% 11/1/2048	242,363	224,793
Freddie Mac Gold Pool 4% 11/1/2051	114,810	106,703
Freddie Mac Gold Pool 4% 12/1/2033	554,902	544,982
Freddie Mac Gold Pool 4% 12/1/2040	9,676	9,272
Freddie Mac Gold Pool 4% 12/1/2040	4,117	3,937
Freddie Mac Gold Pool 4% 12/1/2042	3,511,387	3,350,101
Freddie Mac Gold Pool 4% 12/1/2042	30,475	28,902
Freddie Mac Gold Pool 4% 12/1/2042	13,379	12,771
Freddie Mac Gold Pool 4% 12/1/2045	1,556,412	1,479,922
Freddie Mac Gold Pool 4% 12/1/2045	5,785	5,452
Freddie Mac Gold Pool 4% 12/1/2047	10,944,055	10,184,979
Freddie Mac Gold Pool 4% 12/1/2047	770,536	717,573
Freddie Mac Gold Pool 4% 2/1/2041	137,012	131,095
Freddie Mac Gold Pool 4% 2/1/2041	5,434	5,187
Freddie Mac Gold Pool 4% 2/1/2042	141,774	135,086
Freddie Mac Gold Pool 4% 2/1/2042	28,611	27,344
Freddie Mac Gold Pool 4% 2/1/2043	56,753	53,864
Freddie Mac Gold Pool 4% 2/1/2043	43,489	41,211
Freddie Mac Gold Pool 4% 2/1/2043	34,295	32,475
Freddie Mac Gold Pool 4% 2/1/2043	18,857	17,860
Freddie Mac Gold Pool 4% 2/1/2044	34,234	32,428
Freddie Mac Gold Pool 4% 2/1/2044	18,637	17,694
Freddie Mac Gold Pool 4% 2/1/2044	12,950	12,220
Freddie Mac Gold Pool 4% 2/1/2045	483,327	458,150
Freddie Mac Gold Pool 4% 2/1/2046	160,214	151,351
Freddie Mac Gold Pool 4% 2/1/2048	480,310	446,996
Freddie Mac Gold Pool 4% 2/1/2048	35,740	33,261
Freddie Mac Gold Pool 4% 2/1/2052	66,804	61,982
Freddie Mac Gold Pool 4% 2/1/2052	43,010	39,973
Freddie Mac Gold Pool 4% 2/1/2053	15,723,782	14,549,530
Freddie Mac Gold Pool 4% 2/1/2053	3,829,088	3,543,132
Freddie Mac Gold Pool 4% 3/1/2042	30,593	29,128
Freddie Mac Gold Pool 4% 3/1/2042	29,757	28,386
Freddie Mac Gold Pool 4% 3/1/2042	6,297	5,973
Freddie Mac Gold Pool 4% 3/1/2043	18,677	17,824
Freddie Mac Gold Pool 4% 3/1/2043	11,558	10,951
Freddie Mac Gold Pool 4% 3/1/2044	40,361	38,120
Freddie Mac Gold Pool 4% 3/1/2053	484,399	444,591
Freddie Mac Gold Pool 4% 4/1/2040	750	727
Freddie Mac Gold Pool 4% 4/1/2042	447,112	425,944
Freddie Mac Gold Pool 4% 4/1/2042	293,563	280,127
Freddie Mac Gold Pool 4% 4/1/2042	11,644	11,046
Freddie Mac Gold Pool 4% 4/1/2042	8,271	7,916
Freddie Mac Gold Pool 4% 4/1/2042	5,648	5,358
Freddie Mac Gold Pool 4% 4/1/2043	532,666	506,756
Freddie Mac Gold Pool 4% 4/1/2043	29,925	28,492
Freddie Mac Gold Pool 4% 4/1/2043	11,029	10,605
Freddie Mac Gold Pool 4% 4/1/2046	163,988	154,435
Freddie Mac Gold Pool 4% 4/1/2048	158,514	147,520
Freddie Mac Gold Pool 4% 4/1/2048	122,962	114,433
Freddie Mac Gold Pool 4% 4/1/2048	61,395	57,079
Freddie Mac Gold Pool 4% 4/1/2048	26,691	24,815
Freddie Mac Gold Pool 4% 4/1/2048	8,036	7,471
Freddie Mac Gold Pool 4% 4/1/2052	116,296	107,902
Freddie Mac Gold Pool 4% 4/1/2052	94,787	87,945
Freddie Mac Gold Pool 4% 5/1/2033	306,341	300,977
Freddie Mac Gold Pool 4% 5/1/2038	4,627,192	4,417,469
Freddie Mac Gold Pool 4% 5/1/2042	48,493	46,348
Freddie Mac Gold Pool 4% 5/1/2043	35,164	33,311
Freddie Mac Gold Pool 4% 5/1/2043	13,776	13,021
Freddie Mac Gold Pool 4% 5/1/2043	13,468	12,736
Freddie Mac Gold Pool 4% 5/1/2043	12,382	11,706
Freddie Mac Gold Pool 4% 5/1/2043	4,088	3,875
Freddie Mac Gold Pool 4% 5/1/2045	1,174,706	1,121,426
Freddie Mac Gold Pool 4% 5/1/2045	59,979	56,442
Freddie Mac Gold Pool 4% 5/1/2048	906,672	842,935
Freddie Mac Gold Pool 4% 5/1/2050	1,657,819	1,530,905
Freddie Mac Gold Pool 4% 5/1/2052	13,089,406	12,054,623
Freddie Mac Gold Pool 4% 5/1/2052	1,544,713	1,420,665
Freddie Mac Gold Pool 4% 5/1/2053	932,942	859,771
Freddie Mac Gold Pool 4% 6/1/2038	58,556	55,902
Freddie Mac Gold Pool 4% 6/1/2038	43,448	41,478
Freddie Mac Gold Pool 4% 6/1/2041	14,902	14,222
Freddie Mac Gold Pool 4% 6/1/2041	2,206	2,161
Freddie Mac Gold Pool 4% 6/1/2043	33,910	32,386
Freddie Mac Gold Pool 4% 6/1/2043	20,729	19,605
Freddie Mac Gold Pool 4% 6/1/2045	45,497	43,058
Freddie Mac Gold Pool 4% 6/1/2047	2,810,285	2,622,391
Freddie Mac Gold Pool 4% 6/1/2047	202,282	188,821
Freddie Mac Gold Pool 4% 6/1/2052	70,152	65,176
Freddie Mac Gold Pool 4% 7/1/2041	2,806	2,675
Freddie Mac Gold Pool 4% 7/1/2042	610,382	579,782
Freddie Mac Gold Pool 4% 7/1/2043	70,287	66,577
Freddie Mac Gold Pool 4% 7/1/2043	54,493	51,763
Freddie Mac Gold Pool 4% 7/1/2043	33,081	31,422
Freddie Mac Gold Pool 4% 7/1/2043	22,481	21,253
Freddie Mac Gold Pool 4% 7/1/2043	18,766	17,733
Freddie Mac Gold Pool 4% 7/1/2043	15,867	14,998
Freddie Mac Gold Pool 4% 7/1/2043	7,367	6,967
Freddie Mac Gold Pool 4% 7/1/2044	772,786	738,365
Freddie Mac Gold Pool 4% 7/1/2045	112,864	106,754
Freddie Mac Gold Pool 4% 7/1/2052	114,482	106,362
Freddie Mac Gold Pool 4% 8/1/2038	271,732	259,416
Freddie Mac Gold Pool 4% 8/1/2038	216,374	206,567
Freddie Mac Gold Pool 4% 8/1/2043	34,552	32,728
Freddie Mac Gold Pool 4% 8/1/2043	28,475	27,192
Freddie Mac Gold Pool 4% 8/1/2043	20,891	19,966
Freddie Mac Gold Pool 4% 8/1/2043	6,736	6,366
Freddie Mac Gold Pool 4% 8/1/2044	9,070	8,566
Freddie Mac Gold Pool 4% 8/1/2044	8,621	8,215
Freddie Mac Gold Pool 4% 8/1/2052	52,425	48,706
Freddie Mac Gold Pool 4% 9/1/2041	44,277	42,263
Freddie Mac Gold Pool 4% 9/1/2041	15,269	14,580
Freddie Mac Gold Pool 4% 9/1/2041	11,105	10,647
Freddie Mac Gold Pool 4% 9/1/2041	8,297	7,943
Freddie Mac Gold Pool 4% 9/1/2042	4,577,785	4,362,093
Freddie Mac Gold Pool 4% 9/1/2042	46,532	44,499
Freddie Mac Gold Pool 4% 9/1/2043	56,587	53,668
Freddie Mac Gold Pool 4% 9/1/2043	53,171	50,388
Freddie Mac Gold Pool 4% 9/1/2043	50,730	48,115
Freddie Mac Gold Pool 4% 9/1/2043	44,879	42,492
Freddie Mac Gold Pool 4% 9/1/2043	38,242	36,148
Freddie Mac Gold Pool 4% 9/1/2043	30,462	28,899
Freddie Mac Gold Pool 4% 9/1/2043	16,478	15,561
Freddie Mac Gold Pool 4% 9/1/2043	1,264	1,233
Freddie Mac Gold Pool 4% 9/1/2044	32,248	30,528
Freddie Mac Gold Pool 4% 9/1/2048	1,192,525	1,107,194
Freddie Mac Gold Pool 4% 9/1/2048	251,149	233,178
Freddie Mac Gold Pool 4% 9/1/2051	124,967	116,142
Freddie Mac Gold Pool 4.5% 1/1/2040	12,515	12,281
Freddie Mac Gold Pool 4.5% 1/1/2041	11,809	11,563
Freddie Mac Gold Pool 4.5% 1/1/2041	7,503	7,362
Freddie Mac Gold Pool 4.5% 1/1/2042	377,087	369,088
Freddie Mac Gold Pool 4.5% 1/1/2045	13,684	13,358
Freddie Mac Gold Pool 4.5% 1/1/2047	31,250	30,090
Freddie Mac Gold Pool 4.5% 10/1/2035	963	949
Freddie Mac Gold Pool 4.5% 10/1/2039	164,058	160,793
Freddie Mac Gold Pool 4.5% 10/1/2039	43,091	42,188
Freddie Mac Gold Pool 4.5% 10/1/2039	7,304	7,166
Freddie Mac Gold Pool 4.5% 10/1/2039	1,701	1,666
Freddie Mac Gold Pool 4.5% 10/1/2040	38,336	37,503
Freddie Mac Gold Pool 4.5% 10/1/2040	21,367	20,890
Freddie Mac Gold Pool 4.5% 10/1/2041	112,037	109,462
Freddie Mac Gold Pool 4.5% 10/1/2043	22,865	22,226
Freddie Mac Gold Pool 4.5% 10/1/2048	86,391	82,455
Freddie Mac Gold Pool 4.5% 10/1/2048	33,187	31,997
Freddie Mac Gold Pool 4.5% 11/1/2031	2,145	2,136
Freddie Mac Gold Pool 4.5% 11/1/2039	1,100	1,079
Freddie Mac Gold Pool 4.5% 11/1/2039	640	628
Freddie Mac Gold Pool 4.5% 11/1/2040	19,988	19,562
Freddie Mac Gold Pool 4.5% 11/1/2040	1,829	1,791
Freddie Mac Gold Pool 4.5% 11/1/2044	120,177	116,599
Freddie Mac Gold Pool 4.5% 11/1/2044	4,796	4,659
Freddie Mac Gold Pool 4.5% 12/1/2039	1,010	989
Freddie Mac Gold Pool 4.5% 12/1/2039	343	336
Freddie Mac Gold Pool 4.5% 12/1/2040	16,586	16,218
Freddie Mac Gold Pool 4.5% 12/1/2040	12,658	12,359
Freddie Mac Gold Pool 4.5% 12/1/2040	845	825
Freddie Mac Gold Pool 4.5% 12/1/2044	27,215	26,400
Freddie Mac Gold Pool 4.5% 12/1/2044	4,798	4,660
Freddie Mac Gold Pool 4.5% 12/1/2045	68,655	67,361
Freddie Mac Gold Pool 4.5% 12/1/2046	31,661	30,486
Freddie Mac Gold Pool 4.5% 12/1/2048	1,461,563	1,403,653
Freddie Mac Gold Pool 4.5% 12/1/2052	7,020,523	6,693,840
Freddie Mac Gold Pool 4.5% 2/1/2037	889	876
Freddie Mac Gold Pool 4.5% 2/1/2040	2,521	2,471
Freddie Mac Gold Pool 4.5% 2/1/2041	132,911	129,861
Freddie Mac Gold Pool 4.5% 2/1/2041	56,650	55,468
Freddie Mac Gold Pool 4.5% 2/1/2041	19,860	19,386
Freddie Mac Gold Pool 4.5% 2/1/2041	19,188	18,727
Freddie Mac Gold Pool 4.5% 2/1/2041	18,799	18,399
Freddie Mac Gold Pool 4.5% 2/1/2041	16,452	16,100
Freddie Mac Gold Pool 4.5% 2/1/2041	15,387	15,069
Freddie Mac Gold Pool 4.5% 2/1/2041	10,027	9,838
Freddie Mac Gold Pool 4.5% 2/1/2041	8,748	8,540
Freddie Mac Gold Pool 4.5% 2/1/2041	3,102	3,040
Freddie Mac Gold Pool 4.5% 2/1/2044	11,069	10,774
Freddie Mac Gold Pool 4.5% 2/1/2047	119,617	115,139
Freddie Mac Gold Pool 4.5% 3/1/2041	152,398	149,085
Freddie Mac Gold Pool 4.5% 3/1/2041	69,707	68,185
Freddie Mac Gold Pool 4.5% 3/1/2041	16,140	15,805
Freddie Mac Gold Pool 4.5% 3/1/2041	14,149	13,835
Freddie Mac Gold Pool 4.5% 3/1/2041	11,848	11,591
Freddie Mac Gold Pool 4.5% 3/1/2041	3,058	2,993
Freddie Mac Gold Pool 4.5% 3/1/2042	1,567	1,534
Freddie Mac Gold Pool 4.5% 3/1/2044	9,102	8,848
Freddie Mac Gold Pool 4.5% 4/1/2041	499,999	490,556
Freddie Mac Gold Pool 4.5% 4/1/2041	194,022	189,842
Freddie Mac Gold Pool 4.5% 4/1/2041	25,513	24,895
Freddie Mac Gold Pool 4.5% 4/1/2041	21,792	21,308
Freddie Mac Gold Pool 4.5% 4/1/2041	2,515	2,454
Freddie Mac Gold Pool 4.5% 4/1/2041	840	821
Freddie Mac Gold Pool 4.5% 4/1/2048	364,965	348,552
Freddie Mac Gold Pool 4.5% 5/1/2035	6,435	6,348
Freddie Mac Gold Pool 4.5% 5/1/2039	55,632	54,633
Freddie Mac Gold Pool 4.5% 5/1/2039	13,417	13,172
Freddie Mac Gold Pool 4.5% 5/1/2039	1,191	1,167
Freddie Mac Gold Pool 4.5% 5/1/2040	2,016	1,975
Freddie Mac Gold Pool 4.5% 5/1/2041	24,725	24,116
Freddie Mac Gold Pool 4.5% 5/1/2041	17,980	17,591
Freddie Mac Gold Pool 4.5% 5/1/2041	9,505	9,300
Freddie Mac Gold Pool 4.5% 5/1/2045	126,867	123,339
Freddie Mac Gold Pool 4.5% 5/1/2047	352,269	339,082
Freddie Mac Gold Pool 4.5% 5/1/2047	267,077	257,080
Freddie Mac Gold Pool 4.5% 5/1/2047	125,220	120,533
Freddie Mac Gold Pool 4.5% 6/1/2038	7,497	7,395
Freddie Mac Gold Pool 4.5% 6/1/2039	2,665	2,611
Freddie Mac Gold Pool 4.5% 6/1/2040	4,131	4,047
Freddie Mac Gold Pool 4.5% 6/1/2041	26,328	25,830
Freddie Mac Gold Pool 4.5% 6/1/2041	17,966	17,566
Freddie Mac Gold Pool 4.5% 6/1/2041	17,394	17,041
Freddie Mac Gold Pool 4.5% 6/1/2041	11,469	11,195
Freddie Mac Gold Pool 4.5% 6/1/2041	7,137	6,978
Freddie Mac Gold Pool 4.5% 6/1/2041	7,089	6,966
Freddie Mac Gold Pool 4.5% 6/1/2041	1,811	1,771
Freddie Mac Gold Pool 4.5% 6/1/2047	518,892	499,468
Freddie Mac Gold Pool 4.5% 6/1/2047	77,673	74,765
Freddie Mac Gold Pool 4.5% 7/1/2040	28,546	27,963
Freddie Mac Gold Pool 4.5% 7/1/2040	13,327	13,036
Freddie Mac Gold Pool 4.5% 7/1/2040	11,081	10,848
Freddie Mac Gold Pool 4.5% 7/1/2041	417,318	407,670
Freddie Mac Gold Pool 4.5% 7/1/2041	8,446	8,264
Freddie Mac Gold Pool 4.5% 7/1/2044	2,751	2,671
Freddie Mac Gold Pool 4.5% 7/1/2047	220,620	212,292
Freddie Mac Gold Pool 4.5% 7/1/2047	138,874	134,066
Freddie Mac Gold Pool 4.5% 7/1/2047	63,817	61,408
Freddie Mac Gold Pool 4.5% 7/1/2049	8,287,186	7,942,998
Freddie Mac Gold Pool 4.5% 8/1/2033	2,749	2,719
Freddie Mac Gold Pool 4.5% 8/1/2035	794	784
Freddie Mac Gold Pool 4.5% 8/1/2040	22,042	21,579
Freddie Mac Gold Pool 4.5% 8/1/2040	6,362	6,227
Freddie Mac Gold Pool 4.5% 8/1/2040	1,600	1,566
Freddie Mac Gold Pool 4.5% 8/1/2040	984	964
Freddie Mac Gold Pool 4.5% 8/1/2041	9,605,893	9,382,449
Freddie Mac Gold Pool 4.5% 8/1/2041	64,064	62,695
Freddie Mac Gold Pool 4.5% 8/1/2041	10,664	10,409
Freddie Mac Gold Pool 4.5% 8/1/2041	10,540	10,314
Freddie Mac Gold Pool 4.5% 8/1/2041	8,344	8,172
Freddie Mac Gold Pool 4.5% 8/1/2041	368	360
Freddie Mac Gold Pool 4.5% 9/1/2039	37,008	36,409
Freddie Mac Gold Pool 4.5% 9/1/2039	4,201	4,122
Freddie Mac Gold Pool 4.5% 9/1/2039	600	589
Freddie Mac Gold Pool 4.5% 9/1/2040	18,261	17,877
Freddie Mac Gold Pool 4.5% 9/1/2041	8,094,100	7,905,822
Freddie Mac Gold Pool 4.5% 9/1/2041	165,788	162,401
Freddie Mac Gold Pool 4.5% 9/1/2041	91,760	89,786
Freddie Mac Gold Pool 4.5% 9/1/2041	73,542	71,936
Freddie Mac Gold Pool 4.5% 9/1/2041	10,461	10,240
Freddie Mac Gold Pool 4.5% 9/1/2041	2,036	1,992
Freddie Mac Gold Pool 5% 1/1/2035	66,764	66,683
Freddie Mac Gold Pool 5% 1/1/2037	2,963	2,958
Freddie Mac Gold Pool 5% 1/1/2040	883,960	882,484
Freddie Mac Gold Pool 5% 1/1/2040	29,869	29,741
Freddie Mac Gold Pool 5% 1/1/2041	2,348	2,335
Freddie Mac Gold Pool 5% 1/1/2053	10,390,732	10,162,824
Freddie Mac Gold Pool 5% 10/1/2033	7,958	7,949
Freddie Mac Gold Pool 5% 10/1/2033	4,735	4,731
Freddie Mac Gold Pool 5% 10/1/2033	240	240
Freddie Mac Gold Pool 5% 10/1/2035	52,086	52,211
Freddie Mac Gold Pool 5% 10/1/2052	16,361,545	16,053,804
Freddie Mac Gold Pool 5% 10/1/2052	18,203	17,861
Freddie Mac Gold Pool 5% 10/1/2053	288,956	283,612
Freddie Mac Gold Pool 5% 11/1/2033	16,153	16,137
Freddie Mac Gold Pool 5% 11/1/2035	4,647	4,638
Freddie Mac Gold Pool 5% 11/1/2037	394	393
Freddie Mac Gold Pool 5% 11/1/2039	46,021	45,901
Freddie Mac Gold Pool 5% 11/1/2040	36,654	36,507
Freddie Mac Gold Pool 5% 11/1/2040	4,781	4,764
Freddie Mac Gold Pool 5% 11/1/2052	25,183,931	24,710,251
Freddie Mac Gold Pool 5% 11/1/2052	7,363,676	7,234,379
Freddie Mac Gold Pool 5% 12/1/2033	3,849	3,844
Freddie Mac Gold Pool 5% 12/1/2033	2,654	2,650
Freddie Mac Gold Pool 5% 12/1/2033	962	961
Freddie Mac Gold Pool 5% 12/1/2034	6,478	6,469
Freddie Mac Gold Pool 5% 12/1/2035	12,060	12,035
Freddie Mac Gold Pool 5% 12/1/2052 (e)	17,019,806	16,699,684
Freddie Mac Gold Pool 5% 12/1/2052	3,034,256	2,977,186
Freddie Mac Gold Pool 5% 12/1/2052	2,985,766	2,924,009
Freddie Mac Gold Pool 5% 12/1/2052	2,760,870	2,703,764
Freddie Mac Gold Pool 5% 12/1/2052	510,209	501,570
Freddie Mac Gold Pool 5% 2/1/2035	7,452	7,447
Freddie Mac Gold Pool 5% 2/1/2040	3,902	3,883
Freddie Mac Gold Pool 5% 2/1/2041	5,674	5,643
Freddie Mac Gold Pool 5% 2/1/2041	5,334	5,304
Freddie Mac Gold Pool 5% 3/1/2041	10,775	10,721
Freddie Mac Gold Pool 5% 3/1/2041	10,710	10,651
Freddie Mac Gold Pool 5% 3/1/2054	4,195,905	4,118,296
Freddie Mac Gold Pool 5% 3/1/2054	391,097	378,351
Freddie Mac Gold Pool 5% 4/1/2034	2,691	2,687
Freddie Mac Gold Pool 5% 4/1/2035	18,104	18,079
Freddie Mac Gold Pool 5% 4/1/2035	7,129	7,116
Freddie Mac Gold Pool 5% 4/1/2035	4,694	4,686
Freddie Mac Gold Pool 5% 4/1/2036	40,637	40,558
Freddie Mac Gold Pool 5% 4/1/2040	2,713,087	2,706,860
Freddie Mac Gold Pool 5% 4/1/2040	45,549	45,335
Freddie Mac Gold Pool 5% 4/1/2041	2,201,452	2,192,271
Freddie Mac Gold Pool 5% 4/1/2041	1,406,277	1,400,413
Freddie Mac Gold Pool 5% 4/1/2041	2,383	2,369
Freddie Mac Gold Pool 5% 4/1/2053	2,639,202	2,587,088
Freddie Mac Gold Pool 5% 5/1/2034	3,129	3,125
Freddie Mac Gold Pool 5% 5/1/2034	1,224	1,222
Freddie Mac Gold Pool 5% 5/1/2034	1,163	1,162
Freddie Mac Gold Pool 5% 5/1/2034	214	213
Freddie Mac Gold Pool 5% 5/1/2035	17,280	17,249
Freddie Mac Gold Pool 5% 5/1/2035	426	425
Freddie Mac Gold Pool 5% 5/1/2040	6,264	6,237
Freddie Mac Gold Pool 5% 5/1/2041	2,419,209	2,409,120
Freddie Mac Gold Pool 5% 5/1/2041	9,610	9,555
Freddie Mac Gold Pool 5% 5/1/2052	5,978,572	5,862,386
Freddie Mac Gold Pool 5% 5/1/2052	529,208	520,908
Freddie Mac Gold Pool 5% 5/1/2056	714,426	690,049
Freddie Mac Gold Pool 5% 6/1/2035	3,250	3,245
Freddie Mac Gold Pool 5% 6/1/2035	1,478	1,475
Freddie Mac Gold Pool 5% 6/1/2038	1,064	1,060
Freddie Mac Gold Pool 5% 6/1/2038	882	879
Freddie Mac Gold Pool 5% 6/1/2040	26,497	26,377
Freddie Mac Gold Pool 5% 6/1/2040	23,632	23,522
Freddie Mac Gold Pool 5% 6/1/2041	678,250	674,783
Freddie Mac Gold Pool 5% 6/1/2041	11,841	11,773
Freddie Mac Gold Pool 5% 6/1/2052	7,833,389	7,676,261
Freddie Mac Gold Pool 5% 6/1/2052	3,208,401	3,154,071
Freddie Mac Gold Pool 5% 6/1/2052	1,316,288	1,294,821
Freddie Mac Gold Pool 5% 6/1/2056	16,457,903	15,896,338
Freddie Mac Gold Pool 5% 7/1/2033	204	204
Freddie Mac Gold Pool 5% 7/1/2035	113,070	112,894
Freddie Mac Gold Pool 5% 7/1/2035	15,406	15,377
Freddie Mac Gold Pool 5% 7/1/2035	917	915
Freddie Mac Gold Pool 5% 7/1/2035	185	185
Freddie Mac Gold Pool 5% 7/1/2035	102	101
Freddie Mac Gold Pool 5% 7/1/2040	2,774,895	2,765,925
Freddie Mac Gold Pool 5% 7/1/2040	5,426	5,407
Freddie Mac Gold Pool 5% 7/1/2041	3,556,451	3,541,619
Freddie Mac Gold Pool 5% 7/1/2041	2,952,781	2,940,467
Freddie Mac Gold Pool 5% 7/1/2041	738,093	735,015
Freddie Mac Gold Pool 5% 7/1/2041	12,810	12,736
Freddie Mac Gold Pool 5% 7/1/2041	10,225	10,169
Freddie Mac Gold Pool 5% 7/1/2041	7,645	7,620
Freddie Mac Gold Pool 5% 7/1/2041	4,884	4,859
Freddie Mac Gold Pool 5% 7/1/2041	4,801	4,798
Freddie Mac Gold Pool 5% 7/1/2041	4,791	4,766
Freddie Mac Gold Pool 5% 7/1/2041	3,578	3,572
Freddie Mac Gold Pool 5% 7/1/2052	45,247,104	44,410,200
Freddie Mac Gold Pool 5% 7/1/2052	17,483,765	17,111,207
Freddie Mac Gold Pool 5% 7/1/2053	276,750	270,117
Freddie Mac Gold Pool 5% 8/1/2033	1,908	1,905
Freddie Mac Gold Pool 5% 8/1/2033	597	597
Freddie Mac Gold Pool 5% 8/1/2034	26,453	26,417
Freddie Mac Gold Pool 5% 8/1/2035	2,067	2,064
Freddie Mac Gold Pool 5% 8/1/2035	317	316
Freddie Mac Gold Pool 5% 8/1/2036	10,502	10,480
Freddie Mac Gold Pool 5% 8/1/2036	363	362
Freddie Mac Gold Pool 5% 8/1/2040	252,798	251,823
Freddie Mac Gold Pool 5% 8/1/2040	22,048	21,968
Freddie Mac Gold Pool 5% 8/1/2040	632	628
Freddie Mac Gold Pool 5% 8/1/2041	1,550,000	1,543,536
Freddie Mac Gold Pool 5% 8/1/2052	47,344,502	46,394,828
Freddie Mac Gold Pool 5% 8/1/2052	3,278,057	3,212,303
Freddie Mac Gold Pool 5% 8/1/2052	141,684	139,063
Freddie Mac Gold Pool 5% 8/1/2052	111,810	109,742
Freddie Mac Gold Pool 5% 8/1/2052	24,504	23,984
Freddie Mac Gold Pool 5% 8/1/2053	238,962	233,370
Freddie Mac Gold Pool 5% 8/1/2053	164,941	160,988
Freddie Mac Gold Pool 5% 8/1/2053	73,853	72,533
Freddie Mac Gold Pool 5% 9/1/2033	6,330	6,323
Freddie Mac Gold Pool 5% 9/1/2035	11,764	11,741
Freddie Mac Gold Pool 5% 9/1/2035	722	721
Freddie Mac Gold Pool 5% 9/1/2035	80	80
Freddie Mac Gold Pool 5% 9/1/2041	8,231,668	8,199,912
Freddie Mac Gold Pool 5% 9/1/2052	6,321,163	6,204,245
Freddie Mac Gold Pool 5% 9/1/2052	2,095,105	2,047,678
Freddie Mac Gold Pool 5% 9/1/2052	1,385,534	1,354,928
Freddie Mac Gold Pool 5% 9/1/2052	98,810	96,670
Freddie Mac Gold Pool 5.5% 1/1/2055	26,379,863	26,479,980
Freddie Mac Gold Pool 5.5% 1/1/2055	10,098,489	10,118,985
Freddie Mac Gold Pool 5.5% 1/1/2056	88,887,481	89,123,441
Freddie Mac Gold Pool 5.5% 1/1/2056	41,174,971	41,155,603
Freddie Mac Gold Pool 5.5% 1/1/2056	2,295,923	2,303,453
Freddie Mac Gold Pool 5.5% 10/1/2054	16,947,783	16,982,181
Freddie Mac Gold Pool 5.5% 11/1/2054	15,755,252	15,841,388
Freddie Mac Gold Pool 5.5% 12/1/2054 (g)	9,250,874	9,224,002
Freddie Mac Gold Pool 5.5% 12/1/2054	285,367	285,144
Freddie Mac Gold Pool 5.5% 12/1/2054	59,372	58,973
Freddie Mac Gold Pool 5.5% 2/1/2054	2,861,178	2,849,103
Freddie Mac Gold Pool 5.5% 2/1/2054	2,361,908	2,351,202
Freddie Mac Gold Pool 5.5% 3/1/2034	37,640	38,097
Freddie Mac Gold Pool 5.5% 3/1/2053 (e)(f)(g)	49,842,268	50,177,063
Freddie Mac Gold Pool 5.5% 4/1/2055	674,026	669,863
Freddie Mac Gold Pool 5.5% 5/1/2034	259,066	261,988
Freddie Mac Gold Pool 5.5% 5/1/2053	15,121,080	15,128,143
Freddie Mac Gold Pool 5.5% 5/1/2055	829,737	823,993
Freddie Mac Gold Pool 5.5% 7/1/2035	23,674	23,957
Freddie Mac Gold Pool 5.5% 8/1/2055	18,391,846	18,469,406
Freddie Mac Gold Pool 5.5% 9/1/2052	20,491,465	20,526,651
Freddie Mac Gold Pool 5.5% 9/1/2053	18,048,424	18,104,006
Freddie Mac Gold Pool 5.5% 9/1/2054	4,067,154	4,077,951
Freddie Mac Gold Pool 6% 1/1/2029	80	81
Freddie Mac Gold Pool 6% 1/1/2032	1,562	1,589
Freddie Mac Gold Pool 6% 1/1/2032	957	974
Freddie Mac Gold Pool 6% 10/1/2032	761	775
Freddie Mac Gold Pool 6% 10/1/2034	1,518	1,544
Freddie Mac Gold Pool 6% 10/1/2039	349,147	357,158
Freddie Mac Gold Pool 6% 10/1/2039	206,334	211,067
Freddie Mac Gold Pool 6% 10/1/2040	2,806,557	2,870,069
Freddie Mac Gold Pool 6% 10/1/2054	16,240,873	16,672,215
Freddie Mac Gold Pool 6% 11/1/2028	70	71
Freddie Mac Gold Pool 6% 11/1/2029	63	64
Freddie Mac Gold Pool 6% 11/1/2031	1,031	1,049
Freddie Mac Gold Pool 6% 11/1/2032	8,599	8,755
Freddie Mac Gold Pool 6% 11/1/2038	3,039,960	3,112,554
Freddie Mac Gold Pool 6% 11/1/2052	1,157,957	1,181,384
Freddie Mac Gold Pool 6% 11/1/2053	3,960,200	4,041,865
Freddie Mac Gold Pool 6% 12/1/2032	398	405
Freddie Mac Gold Pool 6% 12/1/2037	22,093	22,708
Freddie Mac Gold Pool 6% 12/1/2037	6,659	6,837
Freddie Mac Gold Pool 6% 12/1/2039	82,349	84,238
Freddie Mac Gold Pool 6% 12/1/2052	2,215,353	2,271,422
Freddie Mac Gold Pool 6% 12/1/2055	26,849,211	27,511,957
Freddie Mac Gold Pool 6% 12/1/2055	3,854,707	3,940,220
Freddie Mac Gold Pool 6% 2/1/2029	75	75
Freddie Mac Gold Pool 6% 2/1/2029	46	46
Freddie Mac Gold Pool 6% 2/1/2029	18	18
Freddie Mac Gold Pool 6% 2/1/2040	6,149,296	6,328,809
Freddie Mac Gold Pool 6% 2/1/2055	30,353,307	31,244,829
Freddie Mac Gold Pool 6% 2/1/2055	13,573,801	13,934,308
Freddie Mac Gold Pool 6% 2/1/2055	4,236,120	4,348,627
Freddie Mac Gold Pool 6% 2/1/2056	5,223,322	5,326,513
Freddie Mac Gold Pool 6% 3/1/2029	62	63
Freddie Mac Gold Pool 6% 3/1/2040	23,960	24,502
Freddie Mac Gold Pool 6% 3/1/2040	20,274	20,740
Freddie Mac Gold Pool 6% 3/1/2056	9,061,702	9,262,726
Freddie Mac Gold Pool 6% 4/1/2031	787	799
Freddie Mac Gold Pool 6% 4/1/2032	2,147	2,185
Freddie Mac Gold Pool 6% 4/1/2033	2,609	2,658
Freddie Mac Gold Pool 6% 4/1/2040	18,346,194	18,767,099
Freddie Mac Gold Pool 6% 4/1/2040	1,591,989	1,628,016
Freddie Mac Gold Pool 6% 4/1/2054	43,669,012	44,787,878
Freddie Mac Gold Pool 6% 4/1/2054	1,726,343	1,761,231
Freddie Mac Gold Pool 6% 5/1/2029	23	24
Freddie Mac Gold Pool 6% 5/1/2033	19,310	19,627
Freddie Mac Gold Pool 6% 5/1/2040	1,104,138	1,129,125
Freddie Mac Gold Pool 6% 5/1/2040	31,066	31,837
Freddie Mac Gold Pool 6% 5/1/2054	67,818,469	69,640,853
Freddie Mac Gold Pool 6% 5/1/2055	13,489,010	13,800,896
Freddie Mac Gold Pool 6% 6/1/2029	305	308
Freddie Mac Gold Pool 6% 6/1/2029	60	61
Freddie Mac Gold Pool 6% 6/1/2031	247	252
Freddie Mac Gold Pool 6% 6/1/2040	1,869,393	1,911,697
Freddie Mac Gold Pool 6% 6/1/2040	132,657	135,742
Freddie Mac Gold Pool 6% 6/1/2040	88,815	90,908
Freddie Mac Gold Pool 6% 6/1/2056	16,702,897	17,068,215
Freddie Mac Gold Pool 6% 7/1/2029	97	98
Freddie Mac Gold Pool 6% 7/1/2029	45	46
Freddie Mac Gold Pool 6% 7/1/2029	33	33
Freddie Mac Gold Pool 6% 7/1/2032	2,045	2,079
Freddie Mac Gold Pool 6% 7/1/2033	2,685	2,740
Freddie Mac Gold Pool 6% 7/1/2037	1,864	1,914
Freddie Mac Gold Pool 6% 7/1/2039	38,600,642	39,522,422
Freddie Mac Gold Pool 6% 7/1/2041	2,219,921	2,285,420
Freddie Mac Gold Pool 6% 8/1/2037	21,020	21,557
Freddie Mac Gold Pool 6% 8/1/2055	48,306,540	49,438,556
Freddie Mac Gold Pool 6% 8/1/2055	35,148,075	36,015,670
Freddie Mac Gold Pool 6% 9/1/2033	19,240	19,616
Freddie Mac Gold Pool 6% 9/1/2036	6,381	6,551
Freddie Mac Gold Pool 6% 9/1/2039	13,818	14,135
Freddie Mac Gold Pool 6% 9/1/2054	31,755,605	32,618,850
Freddie Mac Gold Pool 6% 9/1/2054	25,333,543	26,014,294
Freddie Mac Gold Pool 6% 9/1/2054	18,119,101	18,538,042
Freddie Mac Gold Pool 6% 9/1/2056	23,435,851	24,028,989
Freddie Mac Gold Pool 6.5% 1/1/2032	6,477	6,677
Freddie Mac Gold Pool 6.5% 1/1/2054	19,774,484	20,652,831
Freddie Mac Gold Pool 6.5% 1/1/2054	8,303,140	8,672,469
Freddie Mac Gold Pool 6.5% 1/1/2054	237,882	248,058
Freddie Mac Gold Pool 6.5% 1/1/2054	184,346	193,168
Freddie Mac Gold Pool 6.5% 1/1/2054	121,336	125,662
Freddie Mac Gold Pool 6.5% 1/1/2056	1,078,824	1,129,272
Freddie Mac Gold Pool 6.5% 10/1/2032	6,451	6,651
Freddie Mac Gold Pool 6.5% 10/1/2053	4,620,834	4,827,527
Freddie Mac Gold Pool 6.5% 10/1/2053	4,419,099	4,608,483
Freddie Mac Gold Pool 6.5% 10/1/2055	4,043,620	4,221,525
Freddie Mac Gold Pool 6.5% 10/1/2055	2,061,123	2,150,065
Freddie Mac Gold Pool 6.5% 11/1/2054	6,451,767	6,746,407
Freddie Mac Gold Pool 6.5% 11/1/2054	782,134	815,653
Freddie Mac Gold Pool 6.5% 11/1/2054	544,348	563,474
Freddie Mac Gold Pool 6.5% 11/1/2055	3,804,349	3,956,687
Freddie Mac Gold Pool 6.5% 11/1/2055	2,353,585	2,473,940
Freddie Mac Gold Pool 6.5% 11/1/2055	1,127,334	1,177,760
Freddie Mac Gold Pool 6.5% 12/1/2053	3,387,875	3,544,287
Freddie Mac Gold Pool 6.5% 12/1/2054	4,469,419	4,694,830
Freddie Mac Gold Pool 6.5% 12/1/2055	1,385,221	1,440,366
Freddie Mac Gold Pool 6.5% 2/1/2037	390	402
Freddie Mac Gold Pool 6.5% 2/1/2053	23,519	24,513
Freddie Mac Gold Pool 6.5% 2/1/2054	14,612	15,232
Freddie Mac Gold Pool 6.5% 2/1/2055	6,003,588	6,280,482
Freddie Mac Gold Pool 6.5% 2/1/2055	1,668,401	1,739,328
Freddie Mac Gold Pool 6.5% 2/1/2056 (h)	27,941,920	29,246,358
Freddie Mac Gold Pool 6.5% 2/1/2056	1,054,763	1,098,977
Freddie Mac Gold Pool 6.5% 3/1/2032	299	308
Freddie Mac Gold Pool 6.5% 3/1/2032	187	193
Freddie Mac Gold Pool 6.5% 3/1/2036	52,175	53,788
Freddie Mac Gold Pool 6.5% 3/1/2037	685	712
Freddie Mac Gold Pool 6.5% 4/1/2032	714	736
Freddie Mac Gold Pool 6.5% 4/1/2032	165	170
Freddie Mac Gold Pool 6.5% 4/1/2054	768,419	799,981
Freddie Mac Gold Pool 6.5% 4/1/2054	674,330	704,325
Freddie Mac Gold Pool 6.5% 4/1/2054	326,112	340,903
Freddie Mac Gold Pool 6.5% 4/1/2054	18,400	19,046
Freddie Mac Gold Pool 6.5% 4/1/2055	13,329,466	13,884,048
Freddie Mac Gold Pool 6.5% 4/1/2055	4,339,776	4,497,281
Freddie Mac Gold Pool 6.5% 4/1/2055	2,416,505	2,517,375
Freddie Mac Gold Pool 6.5% 4/1/2056	5,180,471	5,421,101
Freddie Mac Gold Pool 6.5% 5/1/2031	375	387
Freddie Mac Gold Pool 6.5% 5/1/2033	3,356	3,460
Freddie Mac Gold Pool 6.5% 5/1/2053	43,820	45,667
Freddie Mac Gold Pool 6.5% 5/1/2053	12,135	12,639
Freddie Mac Gold Pool 6.5% 5/1/2054	984,318	1,025,145
Freddie Mac Gold Pool 6.5% 5/1/2055	2,730,162	2,851,431
Freddie Mac Gold Pool 6.5% 6/1/2053	444,675	462,148
Freddie Mac Gold Pool 6.5% 6/1/2054	25,551,830	26,726,721
Freddie Mac Gold Pool 6.5% 6/1/2054	15,661,325	16,415,703
Freddie Mac Gold Pool 6.5% 6/1/2054	213,872	224,525
Freddie Mac Gold Pool 6.5% 6/1/2054	133,128	139,134
Freddie Mac Gold Pool 6.5% 6/1/2054	24,863	26,068
Freddie Mac Gold Pool 6.5% 7/1/2032	154	158
Freddie Mac Gold Pool 6.5% 7/1/2054	421,001	437,175
Freddie Mac Gold Pool 6.5% 7/1/2054	62,593	65,608
Freddie Mac Gold Pool 6.5% 7/1/2054	53,132	55,779
Freddie Mac Gold Pool 6.5% 7/1/2055	6,588,608	6,897,734
Freddie Mac Gold Pool 6.5% 7/1/2055	3,372,649	3,496,634
Freddie Mac Gold Pool 6.5% 7/1/2055	1,374,489	1,434,682
Freddie Mac Gold Pool 6.5% 7/1/2055	1,048,271	1,097,339
Freddie Mac Gold Pool 6.5% 8/1/2032	2,216	2,285
Freddie Mac Gold Pool 6.5% 8/1/2032	1,594	1,644
Freddie Mac Gold Pool 6.5% 8/1/2032	1,530	1,577
Freddie Mac Gold Pool 6.5% 8/1/2054	4,161,606	4,325,794
Freddie Mac Gold Pool 6.5% 8/1/2054	1,622,961	1,697,527
Freddie Mac Gold Pool 6.5% 8/1/2054	1,123,430	1,164,712
Freddie Mac Gold Pool 6.5% 8/1/2054	449,038	466,977
Freddie Mac Gold Pool 6.5% 8/1/2055	2,540,765	2,657,790
Freddie Mac Gold Pool 6.5% 8/1/2055	1,189,617	1,241,343
Freddie Mac Gold Pool 6.5% 8/1/2055	1,141,078	1,192,208
Freddie Mac Gold Pool 6.5% 8/1/2055	784,736	818,121
Freddie Mac Gold Pool 6.5% 9/1/2039	87,519	91,007
Freddie Mac Gold Pool 6.5% 9/1/2053	3,433,148	3,591,006
Freddie Mac Gold Pool 6.5% 9/1/2053	3,096,159	3,228,847
Freddie Mac Gold Pool 6.5% 9/1/2054	18,533,693	19,426,428
Freddie Mac Gold Pool 6.5% 9/1/2054	1,288,115	1,337,965
Freddie Mac Gold Pool 7% 1/1/2036	3,699	3,874
Freddie Mac Gold Pool 7% 1/1/2053	23,337	24,548
Freddie Mac Gold Pool 7% 1/1/2054 (g)	9,038,066	9,557,846
Freddie Mac Gold Pool 7% 1/1/2054	6,171,222	6,536,253
Freddie Mac Gold Pool 7% 1/1/2054	5,633,194	5,966,401
Freddie Mac Gold Pool 7% 1/1/2054	5,370,583	5,677,767
Freddie Mac Gold Pool 7% 1/1/2054	3,203,838	3,388,091
Freddie Mac Gold Pool 7% 1/1/2054	311,073	329,303
Freddie Mac Gold Pool 7% 1/1/2055	512,274	540,775
Freddie Mac Gold Pool 7% 10/1/2053	49,195	51,711
Freddie Mac Gold Pool 7% 10/1/2054	202,003	213,747
Freddie Mac Gold Pool 7% 10/1/2055	362,904	384,597
Freddie Mac Gold Pool 7% 10/1/2055	256,112	271,521
Freddie Mac Gold Pool 7% 10/1/2055	189,623	201,032
Freddie Mac Gold Pool 7% 11/1/2026	21	21
Freddie Mac Gold Pool 7% 11/1/2034	6,294	6,590
Freddie Mac Gold Pool 7% 11/1/2034	5,687	5,955
Freddie Mac Gold Pool 7% 11/1/2055	2,004,235	2,130,459
Freddie Mac Gold Pool 7% 11/1/2055	1,686,593	1,794,393
Freddie Mac Gold Pool 7% 11/1/2055	1,323,507	1,411,202
Freddie Mac Gold Pool 7% 11/1/2055	825,325	881,559
Freddie Mac Gold Pool 7% 11/1/2055	379,190	400,594
Freddie Mac Gold Pool 7% 11/1/2055	374,426	395,146
Freddie Mac Gold Pool 7% 11/1/2055	356,303	375,808
Freddie Mac Gold Pool 7% 11/1/2055	215,986	226,940
Freddie Mac Gold Pool 7% 11/1/2055	181,028	191,295
Freddie Mac Gold Pool 7% 12/1/2053	650,102	685,458
Freddie Mac Gold Pool 7% 12/1/2053	492,182	519,180
Freddie Mac Gold Pool 7% 12/1/2053	145,846	154,496
Freddie Mac Gold Pool 7% 12/1/2053	108,993	115,517
Freddie Mac Gold Pool 7% 12/1/2054	253,209	266,129
Freddie Mac Gold Pool 7% 12/1/2055	255,412	268,485
Freddie Mac Gold Pool 7% 2/1/2054	2,889,642	3,054,922
Freddie Mac Gold Pool 7% 3/1/2054	221,910	233,854
Freddie Mac Gold Pool 7% 3/1/2054	167,150	176,501
Freddie Mac Gold Pool 7% 3/1/2054	165,418	174,673
Freddie Mac Gold Pool 7% 3/1/2054	89,236	94,760
Freddie Mac Gold Pool 7% 4/1/2032	1,782	1,866
Freddie Mac Gold Pool 7% 5/1/2055	274,783	290,061
Freddie Mac Gold Pool 7% 6/1/2054	5,609,064	5,943,035
Freddie Mac Gold Pool 7% 6/1/2054	5,131,143	5,426,235
Freddie Mac Gold Pool 7% 6/1/2055	271,502	287,239
Freddie Mac Gold Pool 7% 7/1/2029	8,188	8,574
Freddie Mac Gold Pool 7% 7/1/2054	145,470	153,677
Freddie Mac Gold Pool 7% 7/1/2054	142,890	151,438
Freddie Mac Gold Pool 7% 7/1/2054	100,578	106,397
Freddie Mac Gold Pool 7% 8/1/2034	798	836
Freddie Mac Gold Pool 7% 8/1/2054	2,454,669	2,605,426
Freddie Mac Gold Pool 7% 8/1/2054	376,594	397,640
Freddie Mac Gold Pool 7% 8/1/2054	153,668	162,265
Freddie Mac Gold Pool 7% 9/1/2026	35	35
Freddie Mac Gold Pool 7% 9/1/2035	15,726	16,467
Freddie Mac Gold Pool 7% 9/1/2054	2,860,052	3,024,533
Freddie Mac Gold Pool 7% 9/1/2054	156,240	164,896
Freddie Mac Gold Pool 7% 9/1/2055 (e)(f)(g)(h)	16,382,616	17,363,178
Freddie Mac Gold Pool 7% 9/1/2055	239,119	253,823
Freddie Mac Gold Pool 7.5% 1/1/2027	2	2
Freddie Mac Gold Pool 7.5% 11/1/2029	103	106
Freddie Mac Gold Pool 7.5% 11/1/2030	74	77
Freddie Mac Gold Pool 7.5% 2/1/2032	11,247	11,726
Freddie Mac Gold Pool 7.5% 5/1/2031	73	75
Freddie Mac Gold Pool 7.5% 6/1/2027	19	19
Freddie Mac Gold Pool 7.5% 7/1/2034	3,373	3,471
Freddie Mac Gold Pool 7.5% 9/1/2030	463	479
Freddie Mac Gold Pool 7.5% 9/1/2030	25	26
Freddie Mac Gold Pool 7.5% 9/1/2031	307	319
Freddie Mac Gold Pool 8% 11/1/2031	241	249
Freddie Mac Gold Pool 8% 2/1/2030	18	19
Freddie Mac Gold Pool 8% 4/1/2032	31	32
Freddie Mac Gold Pool 8% 8/1/2030	18	19
Freddie Mac Gold Pool 8% 8/1/2030	6	6
Freddie Mac Gold Pool 8% 9/1/2030	15	15
Freddie Mac Gold Pool 8.5% 1/1/2028	1	1
Freddie Mac Gold Pool 8.5% 12/1/2027	1	1
Freddie Mac Gold Pool 8.5% 5/1/2027	1	1
Freddie Mac Gold Pool 8.5% 8/1/2027	76	77
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	11,935,559	12,215,256
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	4,120,604	4,212,016
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	5,188,197	5,423,917
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	4,782,462	5,004,231
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,421,842	1,492,663
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	728,656	763,811
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	15,454,344	16,170,984
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (c)(d)	2,449	2,488
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.979% 3/1/2036 (c)(d)	7,424	7,578
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (c)(d)	12,582	12,877
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.125% 7/1/2041 (c)(d)	8,038	8,333
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.211% 12/1/2040 (c)(d)	84,364	87,670
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 9/1/2041 (c)(d)	17,136	17,812
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 5.989% 4/1/2036 (c)(d)	3,451	3,560
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.005% 4/1/2041 (c)(d)	548	569
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (c)(d)	2,994	3,121
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.134% 5/1/2041 (c)(d)	6,913	7,194
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.202% 5/1/2041 (c)(d)	4,201	4,373
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.265% 6/1/2041 (c)(d)	6,054	6,304
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.285% 6/1/2041 (c)(d)	602	627
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9461%, 6.412% 10/1/2042 (c)(d)	9,935	10,362
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.336% 6/1/2033 (c)(d)	2,250	2,305
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (c)(d)	85	87
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.42% 7/1/2036 (c)(d)	5,746	5,945
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.055%, 6.305% 4/1/2038 (c)(d)	4,073	4,237
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 5.611% 6/1/2033 (c)(d)	9,040	9,214
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2598%, 5.864% 6/1/2033 (c)(d)	12,744	13,019
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.257% 3/1/2035 (c)(d)	25,996	26,703
Freddie Mac Non Gold Pool 2.5% 4/1/2052	11,051,626	9,124,895
Freddie Mac Non Gold Pool 4% 9/1/2040	3,693	3,534
Freddie Mac Non Gold Pool 5% 9/1/2054	870,703	851,333
Freddie Mac Non Gold Pool 5.5% 4/1/2055	10,483,573	10,511,403
Freddie Mac Non Gold Pool 5.5% 5/1/2053	6,733,418	6,755,501
Freddie Mac Non Gold Pool 5.5% 6/1/2053	3,345,529	3,352,319
Freddie Mac Non Gold Pool 5.5% 7/1/2053	4,855,099	4,864,953
Freddie Mac Non Gold Pool 5.5% 8/1/2053	22,691,121	22,758,449
Freddie Mac Non Gold Pool 5.5% 8/1/2053	7,530,951	7,546,236
Freddie Mac Non Gold Pool 5.5% 8/1/2053	7,433,791	7,455,848
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.25% 8/1/2037 (c)(d)	3,962	4,008
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.702% 10/1/2036 (c)(d)	6,319	6,468
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.992%, 6.064% 10/1/2035 (c)(d)	7,382	7,580
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.135% 6/1/2037 (c)(d)	11,988	12,421
Freddie Mac Non Gold Pool 6% 11/1/2054	11,877,236	12,159,279
Freddie Mac Non Gold Pool 6% 6/1/2053	9,287,804	9,519,966
Freddie Mac Non Gold Pool 6% 6/1/2053	8,652,337	8,844,280
Freddie Mac Non Gold Pool 6% 6/1/2053	6,298,830	6,446,437
Freddie Mac Non Gold Pool 6% 6/1/2054 (g)	15,065,807	15,432,985
Freddie Mac Non Gold Pool 6% 7/1/2053	8,166,545	8,370,680
Freddie Mac Non Gold Pool 6% 7/1/2053	6,811,526	6,971,148
Freddie Mac Non Gold Pool 6% 9/1/2053	7,593,066	7,754,392
Freddie Mac Non Gold Pool 6.5% 1/1/2055	9,094,380	9,484,126
Freddie Mac Non Gold Pool 6.5% 1/1/2055	831,163	871,264
Freddie Mac Non Gold Pool 6.5% 1/1/2055	422,752	439,759
Freddie Mac Non Gold Pool 6.5% 12/1/2054	215,272	224,431
Freddie Mac Non Gold Pool 6.5% 2/1/2055	829,818	869,854
Freddie Mac Non Gold Pool 6.5% 4/1/2055	743,539	775,172
Freddie Mac Non Gold Pool 6.5% 7/1/2055	884,651	925,397
Freddie Mac Non Gold Pool 7% 1/1/2055	271,017	286,519
Freddie Mac Non Gold Pool 7% 1/1/2055	148,651	156,886
Freddie Mac Non Gold Pool 7% 10/1/2055	309,827	327,079
Freddie Mac Non Gold Pool 7% 10/1/2055	208,522	221,922
Freddie Mac Non Gold Pool 7% 11/1/2055	803,547	847,260
Freddie Mac Non Gold Pool 7% 12/1/2053	308,636	326,530
Freddie Mac Non Gold Pool 7% 12/1/2054	193,740	205,863
Freddie Mac Non Gold Pool 7% 3/1/2055	469,124	494,520
Freddie Mac Non Gold Pool 7% 3/1/2055	102,873	108,144
Freddie Mac Non Gold Pool 7% 4/1/2055	211,382	223,803
Freddie Mac Non Gold Pool 7% 7/1/2055	322,156	341,212
Freddie Mac Non Gold Pool 7% 7/1/2055	196,151	208,505
Freddie Mac Non Gold Pool 7% 9/1/2055	151,641	159,473
Ginnie Mae I Pool 2% 11/20/2052	17,912	14,417
Ginnie Mae I Pool 2% 3/20/2053	1,560,324	1,254,157
Ginnie Mae I Pool 2% 5/20/2053	1,068,107	858,356
Ginnie Mae I Pool 2% 6/20/2053	1,203,086	966,828
Ginnie Mae I Pool 2% 8/20/2052	16,239	13,042
Ginnie Mae I Pool 2% 9/20/2052	104,987	84,403
Ginnie Mae I Pool 2.5% 1/20/2052	11,677,348	9,741,693
Ginnie Mae I Pool 2.5% 12/20/2051	17,896,074	14,935,186
Ginnie Mae I Pool 2.5% 12/20/2051	9,458,960	7,891,029
Ginnie Mae I Pool 2.5% 12/20/2051	8,675,318	7,231,862
Ginnie Mae I Pool 2.5% 4/20/2053	56,061	47,044
Ginnie Mae I Pool 2.5% 5/20/2056	999,901	836,733
Ginnie Mae I Pool 2.5% 8/20/2051	59,073,744	49,207,749
Ginnie Mae I Pool 3% 12/15/2042	144,638	129,980
Ginnie Mae I Pool 3% 12/20/2042	202,619	181,529
Ginnie Mae I Pool 3% 2/15/2045	80,108	71,394
Ginnie Mae I Pool 3% 2/15/2045	68,341	60,748
Ginnie Mae I Pool 3% 2/20/2050	2,745,368	2,395,150
Ginnie Mae I Pool 3% 2/20/2050	1,236,789	1,075,537
Ginnie Mae I Pool 3% 3/15/2045	129,774	115,398
Ginnie Mae I Pool 3% 3/20/2043	134,423	120,495
Ginnie Mae I Pool 3% 3/20/2043	55,517	49,827
Ginnie Mae I Pool 3% 4/15/2043	17,725	15,871
Ginnie Mae I Pool 3% 4/15/2043	14,165	12,735
Ginnie Mae I Pool 3% 4/15/2045	47,803	42,445
Ginnie Mae I Pool 3% 4/15/2045	4,136	3,666
Ginnie Mae I Pool 3% 5/15/2042	19,860	17,945
Ginnie Mae I Pool 3% 5/15/2043	17,436	15,482
Ginnie Mae I Pool 3% 5/15/2043	13,003	11,676
Ginnie Mae I Pool 3% 5/15/2043	12,451	11,212
Ginnie Mae I Pool 3% 5/15/2043	5,097	4,560
Ginnie Mae I Pool 3% 5/15/2043	4,543	4,078
Ginnie Mae I Pool 3% 5/15/2045	855	759
Ginnie Mae I Pool 3% 6/15/2042	6,680	6,015
Ginnie Mae I Pool 3% 6/15/2043	23,370	21,045
Ginnie Mae I Pool 3% 6/15/2043	17,362	15,528
Ginnie Mae I Pool 3% 6/15/2043	16,253	14,744
Ginnie Mae I Pool 3% 6/20/2042	32,150	29,135
Ginnie Mae I Pool 3.5% 1/15/2041	4,828	4,487
Ginnie Mae I Pool 3.5% 1/15/2042	63,621	58,654
Ginnie Mae I Pool 3.5% 1/15/2042	48,264	44,547
Ginnie Mae I Pool 3.5% 1/15/2042	631	585
Ginnie Mae I Pool 3.5% 1/15/2043	73,557	67,912
Ginnie Mae I Pool 3.5% 1/15/2043	2,143	1,982
Ginnie Mae I Pool 3.5% 1/20/2048	1,037,918	947,086
Ginnie Mae I Pool 3.5% 10/20/2052	9,496,145	8,448,058
Ginnie Mae I Pool 3.5% 11/15/2040	8,565	7,955
Ginnie Mae I Pool 3.5% 11/15/2042	162,113	149,759
Ginnie Mae I Pool 3.5% 12/15/2040	1,808	1,681
Ginnie Mae I Pool 3.5% 12/15/2041	63,040	58,271
Ginnie Mae I Pool 3.5% 12/15/2041	59,225	54,680
Ginnie Mae I Pool 3.5% 12/15/2041	36,123	33,532
Ginnie Mae I Pool 3.5% 12/15/2041	5,662	5,264
Ginnie Mae I Pool 3.5% 12/20/2049	141,866	127,150
Ginnie Mae I Pool 3.5% 12/20/2049	58,373	52,354
Ginnie Mae I Pool 3.5% 12/20/2049	50,663	45,313
Ginnie Mae I Pool 3.5% 12/20/2049	17,576	15,741
Ginnie Mae I Pool 3.5% 2/15/2042	67,942	62,914
Ginnie Mae I Pool 3.5% 2/15/2042	58,043	53,557
Ginnie Mae I Pool 3.5% 2/15/2042	45,535	41,992
Ginnie Mae I Pool 3.5% 2/15/2042	22,892	21,205
Ginnie Mae I Pool 3.5% 2/15/2042	2,918	2,702
Ginnie Mae I Pool 3.5% 2/15/2043	307,731	284,872
Ginnie Mae I Pool 3.5% 2/15/2043	37,479	34,544
Ginnie Mae I Pool 3.5% 2/15/2043	12,547	11,595
Ginnie Mae I Pool 3.5% 2/15/2044	49,435	45,306
Ginnie Mae I Pool 3.5% 2/20/2041	444,895	414,830
Ginnie Mae I Pool 3.5% 2/20/2043	91,763	84,579
Ginnie Mae I Pool 3.5% 3/15/2042	12,214	11,363
Ginnie Mae I Pool 3.5% 3/15/2042	5,555	5,144
Ginnie Mae I Pool 3.5% 3/15/2042	5,279	4,885
Ginnie Mae I Pool 3.5% 3/15/2042	1,645	1,520
Ginnie Mae I Pool 3.5% 3/15/2043	24,829	22,978
Ginnie Mae I Pool 3.5% 3/15/2043	2,335	2,156
Ginnie Mae I Pool 3.5% 3/20/2043	39,406	36,333
Ginnie Mae I Pool 3.5% 4/15/2043	263,918	244,388
Ginnie Mae I Pool 3.5% 4/15/2043	52,321	48,129
Ginnie Mae I Pool 3.5% 5/15/2042	15,968	14,832
Ginnie Mae I Pool 3.5% 5/15/2042	11,426	10,619
Ginnie Mae I Pool 3.5% 5/15/2043	10,552	9,789
Ginnie Mae I Pool 3.5% 5/15/2043	10,171	9,363
Ginnie Mae I Pool 3.5% 5/15/2043	9,383	8,691
Ginnie Mae I Pool 3.5% 5/15/2043	3,594	3,320
Ginnie Mae I Pool 3.5% 5/20/2046	45,043	41,016
Ginnie Mae I Pool 3.5% 5/20/2046	23,073	20,942
Ginnie Mae I Pool 3.5% 5/20/2046	22,777	20,667
Ginnie Mae I Pool 3.5% 5/20/2046	19,362	17,595
Ginnie Mae I Pool 3.5% 5/20/2046	17,848	16,271
Ginnie Mae I Pool 3.5% 5/20/2046	12,099	10,979
Ginnie Mae I Pool 3.5% 6/15/2042	2,197	2,029
Ginnie Mae I Pool 3.5% 6/15/2043	22,625	20,812
Ginnie Mae I Pool 3.5% 6/15/2043	18,829	17,297
Ginnie Mae I Pool 3.5% 6/15/2043	13,611	12,570
Ginnie Mae I Pool 3.5% 6/15/2043	9,409	8,773
Ginnie Mae I Pool 3.5% 6/15/2043	7,171	6,605
Ginnie Mae I Pool 3.5% 6/20/2043	10,580	9,735
Ginnie Mae I Pool 3.5% 6/20/2044	556,211	512,306
Ginnie Mae I Pool 3.5% 6/20/2046	107,861	98,018
Ginnie Mae I Pool 3.5% 6/20/2046	28,483	25,904
Ginnie Mae I Pool 3.5% 6/20/2046	28,290	25,740
Ginnie Mae I Pool 3.5% 6/20/2046	26,189	23,758
Ginnie Mae I Pool 3.5% 6/20/2046	25,397	23,020
Ginnie Mae I Pool 3.5% 6/20/2046	15,273	13,884
Ginnie Mae I Pool 3.5% 6/20/2046	10,267	9,362
Ginnie Mae I Pool 3.5% 7/15/2042	44,541	41,158
Ginnie Mae I Pool 3.5% 7/15/2042	15,177	14,033
Ginnie Mae I Pool 3.5% 7/15/2042	3,989	3,684
Ginnie Mae I Pool 3.5% 7/15/2043	8,753	8,062
Ginnie Mae I Pool 3.5% 7/15/2043	2,858	2,637
Ginnie Mae I Pool 3.5% 7/20/2043	84,426	77,382
Ginnie Mae I Pool 3.5% 7/20/2046	1,024,252	932,030
Ginnie Mae I Pool 3.5% 7/20/2052	50,377,337	44,947,084
Ginnie Mae I Pool 3.5% 8/15/2042	3,779	3,487
Ginnie Mae I Pool 3.5% 8/20/2052	29,708,234	26,561,639
Ginnie Mae I Pool 3.5% 9/15/2042	10,949	10,091
Ginnie Mae I Pool 3.5% 9/15/2042	5,479	5,056
Ginnie Mae I Pool 3.5% 9/15/2042	5,331	4,963
Ginnie Mae I Pool 3.5% 9/15/2042	3,120	2,877
Ginnie Mae I Pool 3.5% 9/15/2043	2,371	2,193
Ginnie Mae I Pool 3.5% 9/20/2052	60,336,690	53,696,203
Ginnie Mae I Pool 4% 1/15/2040	12,052	11,504
Ginnie Mae I Pool 4% 1/15/2040	11,553	10,984
Ginnie Mae I Pool 4% 1/15/2041	56,279	53,429
Ginnie Mae I Pool 4% 1/15/2041	2,324	2,206
Ginnie Mae I Pool 4% 1/15/2042	4,627	4,382
Ginnie Mae I Pool 4% 1/15/2043	17,266	16,308
Ginnie Mae I Pool 4% 1/15/2047	42,328	39,049
Ginnie Mae I Pool 4% 1/15/2047	40,918	37,747
Ginnie Mae I Pool 4% 1/15/2047	31,489	29,049
Ginnie Mae I Pool 4% 1/15/2047	15,029	13,864
Ginnie Mae I Pool 4% 10/15/2039	13,996	13,353
Ginnie Mae I Pool 4% 10/15/2040	67,985	64,570
Ginnie Mae I Pool 4% 10/15/2040	66,300	62,983
Ginnie Mae I Pool 4% 10/15/2040	56,970	54,191
Ginnie Mae I Pool 4% 10/15/2040	6,330	6,017
Ginnie Mae I Pool 4% 10/15/2040	5,187	4,933
Ginnie Mae I Pool 4% 10/15/2040	2,480	2,357
Ginnie Mae I Pool 4% 10/15/2041	143,406	135,834
Ginnie Mae I Pool 4% 10/15/2041	56,948	54,007
Ginnie Mae I Pool 4% 10/15/2041	49,705	47,158
Ginnie Mae I Pool 4% 10/15/2041	29,925	28,391
Ginnie Mae I Pool 4% 10/15/2041	25,805	24,458
Ginnie Mae I Pool 4% 10/15/2041	17,097	16,259
Ginnie Mae I Pool 4% 10/15/2041	14,967	14,156
Ginnie Mae I Pool 4% 10/15/2041	9,910	9,388
Ginnie Mae I Pool 4% 10/15/2041	7,306	6,933
Ginnie Mae I Pool 4% 10/15/2041	6,165	5,856
Ginnie Mae I Pool 4% 10/15/2041	3,861	3,667
Ginnie Mae I Pool 4% 10/15/2041	2,386	2,255
Ginnie Mae I Pool 4% 10/20/2042	211,047	199,000
Ginnie Mae I Pool 4% 10/20/2052	62,152,930	57,234,937
Ginnie Mae I Pool 4% 11/15/2039	10,155	9,693
Ginnie Mae I Pool 4% 11/15/2040	17,008	16,143
Ginnie Mae I Pool 4% 11/15/2040	1,697	1,615
Ginnie Mae I Pool 4% 11/15/2041	123,918	117,446
Ginnie Mae I Pool 4% 11/15/2041	19,710	18,650
Ginnie Mae I Pool 4% 11/15/2042	5,817	5,497
Ginnie Mae I Pool 4% 11/20/2042	26,326	24,745
Ginnie Mae I Pool 4% 12/15/2039	32,927	31,321
Ginnie Mae I Pool 4% 12/15/2039	5,960	5,671
Ginnie Mae I Pool 4% 12/15/2040	7,849	7,492
Ginnie Mae I Pool 4% 12/15/2040	6,288	5,968
Ginnie Mae I Pool 4% 12/15/2040	4,081	3,870
Ginnie Mae I Pool 4% 12/15/2040	3,288	3,123
Ginnie Mae I Pool 4% 12/15/2040	2,780	2,635
Ginnie Mae I Pool 4% 12/15/2041	48,024	45,592
Ginnie Mae I Pool 4% 12/15/2041	41,319	39,122
Ginnie Mae I Pool 4% 12/15/2041	19,982	18,930
Ginnie Mae I Pool 4% 12/15/2041	11,374	10,775
Ginnie Mae I Pool 4% 12/15/2041	2,105	1,996
Ginnie Mae I Pool 4% 12/15/2042	3,675	3,478
Ginnie Mae I Pool 4% 12/15/2046	8,160	7,634
Ginnie Mae I Pool 4% 2/15/2040	47,997	45,606
Ginnie Mae I Pool 4% 2/15/2040	29,114	27,669
Ginnie Mae I Pool 4% 2/15/2040	27,581	26,326
Ginnie Mae I Pool 4% 2/15/2041	15,429	14,661
Ginnie Mae I Pool 4% 2/15/2041	9,062	8,583
Ginnie Mae I Pool 4% 2/15/2042	17,708	16,773
Ginnie Mae I Pool 4% 2/15/2042	11,378	10,782
Ginnie Mae I Pool 4% 2/15/2045	56,267	52,915
Ginnie Mae I Pool 4% 3/15/2040	245,305	233,184
Ginnie Mae I Pool 4% 3/15/2041	122,309	116,266
Ginnie Mae I Pool 4% 3/15/2041	5,018	4,771
Ginnie Mae I Pool 4% 3/15/2041	4,379	4,170
Ginnie Mae I Pool 4% 3/15/2042	62,150	58,833
Ginnie Mae I Pool 4% 3/15/2042	9,965	9,416
Ginnie Mae I Pool 4% 3/15/2042	7,322	6,935
Ginnie Mae I Pool 4% 3/20/2044	295,636	276,384
Ginnie Mae I Pool 4% 3/20/2047	689,820	641,758
Ginnie Mae I Pool 4% 4/15/2040	20,543	19,507
Ginnie Mae I Pool 4% 4/15/2040	9,028	8,601
Ginnie Mae I Pool 4% 4/15/2041	3,855	3,661
Ginnie Mae I Pool 4% 4/15/2042	11,366	10,731
Ginnie Mae I Pool 4% 4/15/2043	40,820	38,555
Ginnie Mae I Pool 4% 4/15/2043	2,601	2,463
Ginnie Mae I Pool 4% 4/15/2046	341,607	321,030
Ginnie Mae I Pool 4% 4/20/2048	194,501	179,247
Ginnie Mae I Pool 4% 4/20/2048	193,054	177,914
Ginnie Mae I Pool 4% 5/15/2040	17,943	17,037
Ginnie Mae I Pool 4% 5/15/2041	10,801	10,376
Ginnie Mae I Pool 4% 5/15/2043	8,104	7,634
Ginnie Mae I Pool 4% 5/15/2045	46,675	43,803
Ginnie Mae I Pool 4% 5/20/2049	81,737	75,020
Ginnie Mae I Pool 4% 6/15/2041	15,855	15,037
Ginnie Mae I Pool 4% 6/15/2041	10,460	9,920
Ginnie Mae I Pool 4% 6/15/2041	4,721	4,468
Ginnie Mae I Pool 4% 6/15/2041	2,586	2,470
Ginnie Mae I Pool 4% 6/15/2042	5,726	5,405
Ginnie Mae I Pool 4% 6/15/2043	1,961	1,855
Ginnie Mae I Pool 4% 6/15/2045	13,997	13,172
Ginnie Mae I Pool 4% 7/15/2039	13,136	12,506
Ginnie Mae I Pool 4% 7/15/2041	6,076	5,758
Ginnie Mae I Pool 4% 7/15/2041	4,601	4,369
Ginnie Mae I Pool 4% 7/15/2041	2,940	2,781
Ginnie Mae I Pool 4% 7/15/2045	38,261	35,907
Ginnie Mae I Pool 4% 7/15/2046	28,494	26,663
Ginnie Mae I Pool 4% 7/15/2046	22,818	21,379
Ginnie Mae I Pool 4% 8/15/2039	9,018	8,599
Ginnie Mae I Pool 4% 8/15/2039	4,938	4,697
Ginnie Mae I Pool 4% 8/15/2039	4,169	3,963
Ginnie Mae I Pool 4% 8/15/2040	2,831	2,693
Ginnie Mae I Pool 4% 8/15/2041	8,841	8,388
Ginnie Mae I Pool 4% 8/15/2041	5,789	5,504
Ginnie Mae I Pool 4% 8/15/2041	1,851	1,762
Ginnie Mae I Pool 4% 8/15/2042	28,953	27,330
Ginnie Mae I Pool 4% 8/15/2043	4,195	3,947
Ginnie Mae I Pool 4% 8/15/2043	1,726	1,624
Ginnie Mae I Pool 4% 9/15/2039	8,649	8,270
Ginnie Mae I Pool 4% 9/15/2040	2,188	2,081
Ginnie Mae I Pool 4% 9/15/2041	56,586	53,641
Ginnie Mae I Pool 4% 9/15/2041	7,374	7,005
Ginnie Mae I Pool 4% 9/15/2041	7,352	6,975
Ginnie Mae I Pool 4% 9/15/2041	3,154	2,981
Ginnie Mae I Pool 4% 9/15/2041	1,550	1,467
Ginnie Mae I Pool 4% 9/15/2041	893	852
Ginnie Mae I Pool 4.5% 10/15/2039	6,634	6,459
Ginnie Mae I Pool 4.5% 10/15/2039	4,549	4,443
Ginnie Mae I Pool 4.5% 10/15/2039	1,121	1,095
Ginnie Mae I Pool 4.5% 11/15/2039	38,823	37,803
Ginnie Mae I Pool 4.5% 11/15/2039	15,624	15,237
Ginnie Mae I Pool 4.5% 11/15/2039	11,546	11,268
Ginnie Mae I Pool 4.5% 11/15/2039	9,805	9,567
Ginnie Mae I Pool 4.5% 11/15/2039	7,855	7,683
Ginnie Mae I Pool 4.5% 11/15/2039	7,790	7,602
Ginnie Mae I Pool 4.5% 11/15/2039	5,881	5,741
Ginnie Mae I Pool 4.5% 11/15/2039	4,794	4,680
Ginnie Mae I Pool 4.5% 11/15/2039	920	898
Ginnie Mae I Pool 4.5% 11/15/2039	545	533
Ginnie Mae I Pool 4.5% 12/15/2039	10,686	10,456
Ginnie Mae I Pool 4.5% 2/15/2040	29,457	28,642
Ginnie Mae I Pool 4.5% 2/15/2040	27,006	26,357
Ginnie Mae I Pool 4.5% 2/15/2040	22,293	21,774
Ginnie Mae I Pool 4.5% 2/15/2040	16,942	16,540
Ginnie Mae I Pool 4.5% 2/15/2040	11,622	11,373
Ginnie Mae I Pool 4.5% 2/15/2040	9,444	9,219
Ginnie Mae I Pool 4.5% 2/15/2040	9,280	9,057
Ginnie Mae I Pool 4.5% 2/15/2040	4,466	4,361
Ginnie Mae I Pool 4.5% 2/15/2040	1,828	1,785
Ginnie Mae I Pool 4.5% 2/15/2041	7,478	7,281
Ginnie Mae I Pool 4.5% 3/15/2040	102,447	99,994
Ginnie Mae I Pool 4.5% 3/15/2040	10,379	10,122
Ginnie Mae I Pool 4.5% 3/15/2040	5,507	5,376
Ginnie Mae I Pool 4.5% 3/15/2040	5,052	4,931
Ginnie Mae I Pool 4.5% 3/15/2040	3,601	3,514
Ginnie Mae I Pool 4.5% 3/15/2041	174,253	169,695
Ginnie Mae I Pool 4.5% 3/15/2041	3,903	3,809
Ginnie Mae I Pool 4.5% 4/15/2040	32,382	31,639
Ginnie Mae I Pool 4.5% 4/15/2040	16,911	16,459
Ginnie Mae I Pool 4.5% 4/15/2040	12,893	12,561
Ginnie Mae I Pool 4.5% 4/15/2040	7,111	6,923
Ginnie Mae I Pool 4.5% 4/15/2040	3,034	2,950
Ginnie Mae I Pool 4.5% 4/15/2040	2,945	2,863
Ginnie Mae I Pool 4.5% 4/20/2053	79,717,566	75,547,660
Ginnie Mae I Pool 4.5% 5/15/2039	5,443	5,319
Ginnie Mae I Pool 4.5% 5/15/2040	40,239	39,276
Ginnie Mae I Pool 4.5% 5/15/2040	3,991	3,887
Ginnie Mae I Pool 4.5% 5/20/2041	14,247	13,884
Ginnie Mae I Pool 4.5% 6/15/2039	19,204	18,783
Ginnie Mae I Pool 4.5% 6/15/2039	17,510	17,103
Ginnie Mae I Pool 4.5% 6/15/2039	3,534	3,453
Ginnie Mae I Pool 4.5% 6/15/2039	2,822	2,757
Ginnie Mae I Pool 4.5% 6/15/2039	2,456	2,401
Ginnie Mae I Pool 4.5% 6/15/2040	158,328	154,109
Ginnie Mae I Pool 4.5% 6/15/2040	94,728	92,470
Ginnie Mae I Pool 4.5% 6/15/2040	46,720	45,577
Ginnie Mae I Pool 4.5% 6/15/2040	33,857	33,047
Ginnie Mae I Pool 4.5% 6/15/2040	21,197	20,688
Ginnie Mae I Pool 4.5% 6/15/2040	21,184	20,672
Ginnie Mae I Pool 4.5% 6/15/2040	17,447	17,025
Ginnie Mae I Pool 4.5% 6/15/2040	16,484	16,082
Ginnie Mae I Pool 4.5% 6/15/2040	4,738	4,626
Ginnie Mae I Pool 4.5% 6/15/2040	2,503	2,443
Ginnie Mae I Pool 4.5% 6/15/2040	1,773	1,729
Ginnie Mae I Pool 4.5% 6/15/2041	316,439	308,403
Ginnie Mae I Pool 4.5% 6/20/2041	5,863	5,711
Ginnie Mae I Pool 4.5% 7/15/2039	14,403	14,076
Ginnie Mae I Pool 4.5% 7/15/2040	59,604	58,171
Ginnie Mae I Pool 4.5% 7/15/2040	55,324	54,006
Ginnie Mae I Pool 4.5% 7/15/2040	47,745	46,622
Ginnie Mae I Pool 4.5% 7/15/2040	40,177	39,215
Ginnie Mae I Pool 4.5% 7/15/2040	38,312	37,395
Ginnie Mae I Pool 4.5% 7/15/2040	26,777	26,119
Ginnie Mae I Pool 4.5% 7/15/2040	14,163	13,823
Ginnie Mae I Pool 4.5% 7/15/2040	13,775	13,446
Ginnie Mae I Pool 4.5% 7/15/2040	4,773	4,656
Ginnie Mae I Pool 4.5% 7/15/2040	3,966	3,869
Ginnie Mae I Pool 4.5% 7/15/2040	2,790	2,721
Ginnie Mae I Pool 4.5% 7/15/2040	1,076	1,050
Ginnie Mae I Pool 4.5% 7/15/2040	631	615
Ginnie Mae I Pool 4.5% 8/15/2039	167,426	163,565
Ginnie Mae I Pool 4.5% 8/15/2039	100,469	98,152
Ginnie Mae I Pool 4.5% 8/15/2039	81,466	79,615
Ginnie Mae I Pool 4.5% 8/15/2039	31,985	31,233
Ginnie Mae I Pool 4.5% 8/15/2039	18,428	17,992
Ginnie Mae I Pool 4.5% 8/15/2039	15,667	15,316
Ginnie Mae I Pool 4.5% 8/15/2039	2,789	2,724
Ginnie Mae I Pool 4.5% 8/15/2040	14,808	14,451
Ginnie Mae I Pool 4.5% 8/15/2040	1,882	1,834
Ginnie Mae I Pool 4.5% 8/15/2040	1,408	1,375
Ginnie Mae I Pool 4.5% 8/15/2040	1,069	1,046
Ginnie Mae I Pool 4.5% 8/15/2041	3,618	3,532
Ginnie Mae I Pool 4.5% 9/15/2039	29,179	28,500
Ginnie Mae I Pool 4.5% 9/15/2039	14,045	13,721
Ginnie Mae I Pool 4.5% 9/15/2039	6,098	5,956
Ginnie Mae I Pool 4.5% 9/15/2039	5,098	4,983
Ginnie Mae I Pool 4.5% 9/15/2040	5,110	4,993
Ginnie Mae I Pool 4.5% 9/15/2040	2,336	2,279
Ginnie Mae I Pool 5% 1/15/2034	1,141	1,141
Ginnie Mae I Pool 5% 1/15/2040	438	438
Ginnie Mae I Pool 5% 10/15/2033	614	615
Ginnie Mae I Pool 5% 10/15/2034	851	851
Ginnie Mae I Pool 5% 10/15/2039	11,086	11,067
Ginnie Mae I Pool 5% 10/15/2039	8,874	8,856
Ginnie Mae I Pool 5% 10/15/2039	7,028	7,016
Ginnie Mae I Pool 5% 10/15/2039	3,775	3,768
Ginnie Mae I Pool 5% 10/15/2039	2,315	2,311
Ginnie Mae I Pool 5% 10/20/2054	1,005,860	980,631
Ginnie Mae I Pool 5% 11/15/2033	403	403
Ginnie Mae I Pool 5% 11/15/2039	14,889	14,857
Ginnie Mae I Pool 5% 11/15/2039	12,837	12,817
Ginnie Mae I Pool 5% 11/15/2039	4,655	4,645
Ginnie Mae I Pool 5% 11/15/2039	4,645	4,635
Ginnie Mae I Pool 5% 11/15/2039	874	872
Ginnie Mae I Pool 5% 11/15/2040	4,690	4,679
Ginnie Mae I Pool 5% 11/15/2040	1,285	1,280
Ginnie Mae I Pool 5% 12/15/2039	11,615	11,590
Ginnie Mae I Pool 5% 12/15/2039	5,893	5,882
Ginnie Mae I Pool 5% 12/15/2039	4,673	4,663
Ginnie Mae I Pool 5% 2/15/2039	2,101	2,097
Ginnie Mae I Pool 5% 3/15/2041	9,896	9,858
Ginnie Mae I Pool 5% 3/15/2041	3,648	3,640
Ginnie Mae I Pool 5% 4/15/2033	1,061	1,061
Ginnie Mae I Pool 5% 4/15/2039	1,822	1,820
Ginnie Mae I Pool 5% 4/15/2040	109,170	108,945
Ginnie Mae I Pool 5% 4/15/2040	89,085	88,907
Ginnie Mae I Pool 5% 4/15/2040	5,010	4,999
Ginnie Mae I Pool 5% 4/15/2040	4,618	4,609
Ginnie Mae I Pool 5% 4/15/2040	1,732	1,728
Ginnie Mae I Pool 5% 4/15/2041	14,761	14,723
Ginnie Mae I Pool 5% 4/15/2041	3,602	3,589
Ginnie Mae I Pool 5% 4/15/2041	1,605	1,599
Ginnie Mae I Pool 5% 4/20/2048	2,494,604	2,477,923
Ginnie Mae I Pool 5% 5/15/2039	26,031	25,989
Ginnie Mae I Pool 5% 5/15/2039	13,836	13,810
Ginnie Mae I Pool 5% 5/15/2040	4,964	4,953
Ginnie Mae I Pool 5% 5/15/2040	3,020	3,015
Ginnie Mae I Pool 5% 5/15/2040	1,089	1,086
Ginnie Mae I Pool 5% 5/20/2056	12,366,183	11,989,354
Ginnie Mae I Pool 5% 6/15/2039	1,717	1,714
Ginnie Mae I Pool 5% 6/15/2040	274,318	273,743
Ginnie Mae I Pool 5% 6/15/2040	8,094	8,076
Ginnie Mae I Pool 5% 6/15/2040	4,462	4,451
Ginnie Mae I Pool 5% 6/15/2041	9,456	9,434
Ginnie Mae I Pool 5% 6/15/2041	1,684	1,677
Ginnie Mae I Pool 5% 6/15/2041	1,568	1,566
Ginnie Mae I Pool 5% 7/15/2039	20,171	20,140
Ginnie Mae I Pool 5% 7/15/2039	15,357	15,328
Ginnie Mae I Pool 5% 7/15/2040	13,181	13,152
Ginnie Mae I Pool 5% 7/15/2040	12,570	12,543
Ginnie Mae I Pool 5% 7/15/2040	6,339	6,325
Ginnie Mae I Pool 5% 7/15/2040	5,188	5,176
Ginnie Mae I Pool 5% 7/15/2040	2,589	2,582
Ginnie Mae I Pool 5% 7/15/2040	857	855
Ginnie Mae I Pool 5% 7/20/2056	6,808,684	6,600,675
Ginnie Mae I Pool 5% 8/15/2039	9,773	9,755
Ginnie Mae I Pool 5% 8/15/2039	8,515	8,499
Ginnie Mae I Pool 5% 8/15/2039	3,798	3,792
Ginnie Mae I Pool 5% 8/15/2039	2,818	2,812
Ginnie Mae I Pool 5% 8/15/2039	1,567	1,564
Ginnie Mae I Pool 5% 8/15/2039	854	853
Ginnie Mae I Pool 5% 8/15/2040	20,021	19,975
Ginnie Mae I Pool 5% 8/15/2040	16,380	16,345
Ginnie Mae I Pool 5% 8/15/2040	15,748	15,711
Ginnie Mae I Pool 5% 8/15/2040	4,780	4,768
Ginnie Mae I Pool 5% 9/15/2039	62,147	62,041
Ginnie Mae I Pool 5% 9/15/2039	13,505	13,479
Ginnie Mae I Pool 5% 9/15/2039	9,159	9,141
Ginnie Mae I Pool 5% 9/15/2039	6,504	6,492
Ginnie Mae I Pool 5% 9/15/2039	4,502	4,493
Ginnie Mae I Pool 5% 9/15/2039	4,147	4,138
Ginnie Mae I Pool 5% 9/15/2039	3,557	3,551
Ginnie Mae I Pool 5% 9/15/2039	2,836	2,830
Ginnie Mae I Pool 5% 9/15/2039	2,373	2,368
Ginnie Mae I Pool 5% 9/15/2039	1,206	1,203
Ginnie Mae I Pool 5% 9/15/2040	10,042	10,020
Ginnie Mae I Pool 5% 9/15/2040	6,570	6,554
Ginnie Mae I Pool 5% 9/15/2040	2,275	2,270
Ginnie Mae I Pool 5% 9/15/2041	176,568	176,226
Ginnie Mae I Pool 5.5% 1/15/2034	142	144
Ginnie Mae I Pool 5.5% 1/15/2039	10,940	11,090
Ginnie Mae I Pool 5.5% 10/15/2035	8,683	8,821
Ginnie Mae I Pool 5.5% 12/15/2038	570	577
Ginnie Mae I Pool 5.5% 3/15/2039	1,675	1,698
Ginnie Mae I Pool 5.5% 3/20/2054	3,437,978	3,438,007
Ginnie Mae I Pool 5.5% 4/15/2034	551	559
Ginnie Mae I Pool 5.5% 5/15/2034	2,316	2,352
Ginnie Mae I Pool 5.5% 5/15/2034	644	654
Ginnie Mae I Pool 5.5% 5/15/2039	6,601	6,691
Ginnie Mae I Pool 5.5% 7/15/2037	641	650
Ginnie Mae I Pool 5.5% 7/15/2038	1,699	1,724
Ginnie Mae I Pool 5.5% 7/15/2039	2,291	2,324
Ginnie Mae I Pool 5.5% 8/15/2033	1,751	1,777
Ginnie Mae I Pool 5.5% 9/15/2039	60,539	61,387
Ginnie Mae I Pool 5.5% 9/15/2039	35,125	35,617
Ginnie Mae I Pool 6% 10/15/2030	2,427	2,468
Ginnie Mae I Pool 6% 10/15/2039	1,654	1,690
Ginnie Mae I Pool 6% 11/15/2039	4,753	4,860
Ginnie Mae I Pool 6% 11/15/2039	1,797	1,837
Ginnie Mae I Pool 6% 11/15/2039	1,662	1,700
Ginnie Mae I Pool 6% 11/15/2039	1,024	1,046
Ginnie Mae I Pool 6% 11/15/2039	877	898
Ginnie Mae I Pool 6% 11/15/2039	611	624
Ginnie Mae I Pool 6% 5/15/2040	135,755	138,840
Ginnie Mae I Pool 6.5% 10/15/2034	5,416	5,626
Ginnie Mae I Pool 6.5% 10/15/2034	2,860	2,966
Ginnie Mae I Pool 6.5% 10/15/2034	743	770
Ginnie Mae I Pool 6.5% 10/15/2035	3,765	3,928
Ginnie Mae I Pool 6.5% 10/15/2036	1,226	1,272
Ginnie Mae I Pool 6.5% 11/15/2034	1,310	1,351
Ginnie Mae I Pool 6.5% 6/15/2037	1,446	1,512
Ginnie Mae I Pool 6.5% 7/15/2035	444	461
Ginnie Mae I Pool 6.5% 8/15/2034	5,951	6,175
Ginnie Mae I Pool 6.5% 8/15/2034	134	138
Ginnie Mae I Pool 6.5% 8/15/2036	1,087	1,136
Ginnie Mae I Pool 6.5% 9/15/2034	2,407	2,496
Ginnie Mae I Pool 7% 1/15/2028	147	148
Ginnie Mae I Pool 7% 1/15/2028	50	51
Ginnie Mae I Pool 7% 1/15/2028	47	48
Ginnie Mae I Pool 7% 1/15/2028	43	44
Ginnie Mae I Pool 7% 1/15/2028	34	34
Ginnie Mae I Pool 7% 1/15/2028	31	31
Ginnie Mae I Pool 7% 1/15/2028	26	26
Ginnie Mae I Pool 7% 1/15/2028	25	25
Ginnie Mae I Pool 7% 1/15/2028	13	13
Ginnie Mae I Pool 7% 1/15/2028	4	4
Ginnie Mae I Pool 7% 1/15/2029	145	146
Ginnie Mae I Pool 7% 1/15/2029	100	101
Ginnie Mae I Pool 7% 1/15/2029	65	66
Ginnie Mae I Pool 7% 1/15/2029	56	56
Ginnie Mae I Pool 7% 1/15/2029	36	36
Ginnie Mae I Pool 7% 1/15/2030	466	472
Ginnie Mae I Pool 7% 1/15/2030	38	38
Ginnie Mae I Pool 7% 1/15/2031	3,214	3,259
Ginnie Mae I Pool 7% 1/15/2031	159	161
Ginnie Mae I Pool 7% 1/15/2032	1,076	1,096
Ginnie Mae I Pool 7% 1/15/2032	197	199
Ginnie Mae I Pool 7% 10/15/2028	1,187	1,198
Ginnie Mae I Pool 7% 10/15/2028	383	386
Ginnie Mae I Pool 7% 10/15/2028	218	218
Ginnie Mae I Pool 7% 10/15/2030	394	401
Ginnie Mae I Pool 7% 10/15/2030	131	133
Ginnie Mae I Pool 7% 10/15/2031	938	956
Ginnie Mae I Pool 7% 10/15/2031	602	613
Ginnie Mae I Pool 7% 10/15/2031	217	221
Ginnie Mae I Pool 7% 10/15/2031	185	188
Ginnie Mae I Pool 7% 10/15/2031	163	166
Ginnie Mae I Pool 7% 10/15/2031	112	112
Ginnie Mae I Pool 7% 10/15/2031	62	63
Ginnie Mae I Pool 7% 10/15/2032	1,243	1,264
Ginnie Mae I Pool 7% 11/15/2028	225	227
Ginnie Mae I Pool 7% 11/15/2028	156	158
Ginnie Mae I Pool 7% 11/15/2029	426	431
Ginnie Mae I Pool 7% 11/15/2031	469	474
Ginnie Mae I Pool 7% 11/15/2031	217	221
Ginnie Mae I Pool 7% 11/15/2032	446	453
Ginnie Mae I Pool 7% 12/15/2027	70	70
Ginnie Mae I Pool 7% 12/15/2027	11	11
Ginnie Mae I Pool 7% 12/15/2027	5	5
Ginnie Mae I Pool 7% 12/15/2028	2,068	2,089
Ginnie Mae I Pool 7% 12/15/2028	327	331
Ginnie Mae I Pool 7% 12/15/2028	151	152
Ginnie Mae I Pool 7% 12/15/2028	96	97
Ginnie Mae I Pool 7% 12/15/2028	67	68
Ginnie Mae I Pool 7% 12/15/2028	40	40
Ginnie Mae I Pool 7% 12/15/2028	19	19
Ginnie Mae I Pool 7% 12/15/2030	240	244
Ginnie Mae I Pool 7% 12/15/2031	875	891
Ginnie Mae I Pool 7% 12/15/2031	308	313
Ginnie Mae I Pool 7% 12/15/2031	40	41
Ginnie Mae I Pool 7% 2/15/2028	1,289	1,297
Ginnie Mae I Pool 7% 2/15/2028	456	459
Ginnie Mae I Pool 7% 2/15/2028	211	212
Ginnie Mae I Pool 7% 2/15/2028	52	52
Ginnie Mae I Pool 7% 2/15/2028	36	36
Ginnie Mae I Pool 7% 2/15/2028	33	33
Ginnie Mae I Pool 7% 2/15/2028	32	32
Ginnie Mae I Pool 7% 2/15/2028	24	24
Ginnie Mae I Pool 7% 2/15/2028	19	19
Ginnie Mae I Pool 7% 2/15/2028	9	9
Ginnie Mae I Pool 7% 2/15/2029	32	32
Ginnie Mae I Pool 7% 2/15/2032	1,393	1,420
Ginnie Mae I Pool 7% 2/15/2032	678	687
Ginnie Mae I Pool 7% 2/15/2032	384	391
Ginnie Mae I Pool 7% 2/15/2032	137	139
Ginnie Mae I Pool 7% 2/15/2032	90	92
Ginnie Mae I Pool 7% 2/15/2032	85	86
Ginnie Mae I Pool 7% 3/15/2028	210	211
Ginnie Mae I Pool 7% 3/15/2028	123	123
Ginnie Mae I Pool 7% 3/15/2028	71	71
Ginnie Mae I Pool 7% 3/15/2028	70	70
Ginnie Mae I Pool 7% 3/15/2028	51	51
Ginnie Mae I Pool 7% 3/15/2028	48	48
Ginnie Mae I Pool 7% 3/15/2028	24	24
Ginnie Mae I Pool 7% 3/15/2028	23	23
Ginnie Mae I Pool 7% 3/15/2028	19	19
Ginnie Mae I Pool 7% 3/15/2028	13	13
Ginnie Mae I Pool 7% 3/15/2029	91	92
Ginnie Mae I Pool 7% 3/15/2029	46	46
Ginnie Mae I Pool 7% 3/15/2029	18	18
Ginnie Mae I Pool 7% 3/15/2029	10	10
Ginnie Mae I Pool 7% 3/15/2029	9	9
Ginnie Mae I Pool 7% 3/15/2031	86	87
Ginnie Mae I Pool 7% 3/15/2031	80	82
Ginnie Mae I Pool 7% 3/15/2031	61	62
Ginnie Mae I Pool 7% 3/15/2031	21	22
Ginnie Mae I Pool 7% 3/15/2032	550	560
Ginnie Mae I Pool 7% 3/15/2032	239	244
Ginnie Mae I Pool 7% 3/15/2032	193	196
Ginnie Mae I Pool 7% 3/15/2032	51	52
Ginnie Mae I Pool 7% 3/15/2032	44	45
Ginnie Mae I Pool 7% 3/15/2032	28	28
Ginnie Mae I Pool 7% 4/15/2028	1,100	1,108
Ginnie Mae I Pool 7% 4/15/2028	163	164
Ginnie Mae I Pool 7% 4/15/2028	120	121
Ginnie Mae I Pool 7% 4/15/2028	74	75
Ginnie Mae I Pool 7% 4/15/2028	57	58
Ginnie Mae I Pool 7% 4/15/2028	46	46
Ginnie Mae I Pool 7% 4/15/2028	20	20
Ginnie Mae I Pool 7% 4/15/2028	17	17
Ginnie Mae I Pool 7% 4/15/2029	124	125
Ginnie Mae I Pool 7% 4/15/2029	38	38
Ginnie Mae I Pool 7% 4/15/2031	260	265
Ginnie Mae I Pool 7% 4/15/2031	150	152
Ginnie Mae I Pool 7% 4/15/2031	62	63
Ginnie Mae I Pool 7% 4/15/2032	869	887
Ginnie Mae I Pool 7% 4/15/2032	440	448
Ginnie Mae I Pool 7% 4/15/2032	379	386
Ginnie Mae I Pool 7% 4/15/2032	309	315
Ginnie Mae I Pool 7% 4/15/2032	128	130
Ginnie Mae I Pool 7% 4/15/2032	114	116
Ginnie Mae I Pool 7% 4/15/2032	71	72
Ginnie Mae I Pool 7% 4/15/2032	65	66
Ginnie Mae I Pool 7% 4/20/2032	13,117	13,520
Ginnie Mae I Pool 7% 5/15/2028	271	273
Ginnie Mae I Pool 7% 5/15/2028	174	174
Ginnie Mae I Pool 7% 5/15/2028	53	53
Ginnie Mae I Pool 7% 5/15/2028	43	43
Ginnie Mae I Pool 7% 5/15/2028	5	5
Ginnie Mae I Pool 7% 5/15/2028	5	5
Ginnie Mae I Pool 7% 5/15/2029	154	155
Ginnie Mae I Pool 7% 5/15/2029	94	95
Ginnie Mae I Pool 7% 5/15/2031	141	143
Ginnie Mae I Pool 7% 5/15/2031	134	136
Ginnie Mae I Pool 7% 5/15/2031	38	38
Ginnie Mae I Pool 7% 5/15/2032	5,978	6,095
Ginnie Mae I Pool 7% 5/15/2032	684	696
Ginnie Mae I Pool 7% 5/15/2032	213	217
Ginnie Mae I Pool 7% 5/15/2032	183	186
Ginnie Mae I Pool 7% 5/15/2032	131	132
Ginnie Mae I Pool 7% 5/15/2032	119	122
Ginnie Mae I Pool 7% 5/15/2032	119	121
Ginnie Mae I Pool 7% 5/15/2032	93	95
Ginnie Mae I Pool 7% 6/15/2028	619	624
Ginnie Mae I Pool 7% 6/15/2028	354	356
Ginnie Mae I Pool 7% 6/15/2028	277	279
Ginnie Mae I Pool 7% 6/15/2028	192	194
Ginnie Mae I Pool 7% 6/15/2028	182	183
Ginnie Mae I Pool 7% 6/15/2028	166	167
Ginnie Mae I Pool 7% 6/15/2028	127	128
Ginnie Mae I Pool 7% 6/15/2028	127	127
Ginnie Mae I Pool 7% 6/15/2028	87	88
Ginnie Mae I Pool 7% 6/15/2028	48	48
Ginnie Mae I Pool 7% 6/15/2028	38	38
Ginnie Mae I Pool 7% 6/15/2028	26	26
Ginnie Mae I Pool 7% 6/15/2028	22	22
Ginnie Mae I Pool 7% 6/15/2028	15	15
Ginnie Mae I Pool 7% 6/15/2029	32	32
Ginnie Mae I Pool 7% 6/15/2031	789	802
Ginnie Mae I Pool 7% 6/15/2031	422	430
Ginnie Mae I Pool 7% 6/15/2031	354	361
Ginnie Mae I Pool 7% 6/15/2032	12,107	12,341
Ginnie Mae I Pool 7% 6/15/2032	7,697	7,850
Ginnie Mae I Pool 7% 6/15/2032	3,184	3,247
Ginnie Mae I Pool 7% 6/15/2032	3,089	3,149
Ginnie Mae I Pool 7% 6/15/2032	2,831	2,880
Ginnie Mae I Pool 7% 6/15/2032	1,955	1,994
Ginnie Mae I Pool 7% 6/15/2032	1,850	1,884
Ginnie Mae I Pool 7% 6/15/2032	1,094	1,116
Ginnie Mae I Pool 7% 6/15/2032	705	717
Ginnie Mae I Pool 7% 6/15/2032	431	439
Ginnie Mae I Pool 7% 6/15/2032	361	367
Ginnie Mae I Pool 7% 6/15/2032	280	285
Ginnie Mae I Pool 7% 6/15/2032	233	237
Ginnie Mae I Pool 7% 6/15/2032	128	130
Ginnie Mae I Pool 7% 6/15/2032	114	116
Ginnie Mae I Pool 7% 6/15/2032	97	99
Ginnie Mae I Pool 7% 6/15/2032	87	89
Ginnie Mae I Pool 7% 7/15/2028	405	408
Ginnie Mae I Pool 7% 7/15/2028	278	280
Ginnie Mae I Pool 7% 7/15/2028	136	136
Ginnie Mae I Pool 7% 7/15/2028	133	134
Ginnie Mae I Pool 7% 7/15/2028	77	78
Ginnie Mae I Pool 7% 7/15/2028	57	57
Ginnie Mae I Pool 7% 7/15/2028	30	30
Ginnie Mae I Pool 7% 7/15/2028	24	24
Ginnie Mae I Pool 7% 7/15/2028	20	20
Ginnie Mae I Pool 7% 7/15/2028	18	18
Ginnie Mae I Pool 7% 7/15/2028	8	8
Ginnie Mae I Pool 7% 7/15/2029	302	305
Ginnie Mae I Pool 7% 7/15/2029	139	140
Ginnie Mae I Pool 7% 7/15/2029	94	94
Ginnie Mae I Pool 7% 7/15/2029	68	69
Ginnie Mae I Pool 7% 7/15/2029	8	8
Ginnie Mae I Pool 7% 7/15/2030	436	441
Ginnie Mae I Pool 7% 7/15/2031	1,495	1,521
Ginnie Mae I Pool 7% 7/15/2031	589	600
Ginnie Mae I Pool 7% 7/15/2031	358	364
Ginnie Mae I Pool 7% 7/15/2031	223	226
Ginnie Mae I Pool 7% 7/15/2031	142	144
Ginnie Mae I Pool 7% 7/15/2032	4,481	4,567
Ginnie Mae I Pool 7% 7/15/2032	1,881	1,908
Ginnie Mae I Pool 7% 7/15/2032	1,010	1,030
Ginnie Mae I Pool 7% 7/15/2032	682	694
Ginnie Mae I Pool 7% 7/15/2032	183	186
Ginnie Mae I Pool 7% 7/15/2032	158	161
Ginnie Mae I Pool 7% 7/15/2032	100	102
Ginnie Mae I Pool 7% 8/15/2028	161	162
Ginnie Mae I Pool 7% 8/15/2029	22	22
Ginnie Mae I Pool 7% 8/15/2031	144	146
Ginnie Mae I Pool 7% 8/15/2031	82	84
Ginnie Mae I Pool 7% 8/15/2031	70	71
Ginnie Mae I Pool 7% 8/15/2032	1,158	1,178
Ginnie Mae I Pool 7% 8/15/2032	587	598
Ginnie Mae I Pool 7% 8/15/2032	219	222
Ginnie Mae I Pool 7% 8/15/2032	67	68
Ginnie Mae I Pool 7% 8/15/2032	22	22
Ginnie Mae I Pool 7% 9/15/2027	6	6
Ginnie Mae I Pool 7% 9/15/2028	456	460
Ginnie Mae I Pool 7% 9/15/2028	286	288
Ginnie Mae I Pool 7% 9/15/2028	130	132
Ginnie Mae I Pool 7% 9/15/2028	60	61
Ginnie Mae I Pool 7% 9/15/2028	52	53
Ginnie Mae I Pool 7% 9/15/2028	51	51
Ginnie Mae I Pool 7% 9/15/2028	19	20
Ginnie Mae I Pool 7% 9/15/2028	11	11
Ginnie Mae I Pool 7% 9/15/2028	11	11
Ginnie Mae I Pool 7% 9/15/2029	9	9
Ginnie Mae I Pool 7% 9/15/2030	1,069	1,086
Ginnie Mae I Pool 7% 9/15/2031	3,066	3,120
Ginnie Mae I Pool 7% 9/15/2031	1,368	1,393
Ginnie Mae I Pool 7% 9/15/2031	566	577
Ginnie Mae I Pool 7% 9/15/2031	478	486
Ginnie Mae I Pool 7% 9/15/2031	350	356
Ginnie Mae I Pool 7% 9/15/2031	187	190
Ginnie Mae I Pool 7% 9/15/2031	138	140
Ginnie Mae I Pool 7% 9/15/2031	39	39
Ginnie Mae I Pool 7.5% 1/15/2031	72	74
Ginnie Mae I Pool 7.5% 1/15/2031	23	24
Ginnie Mae I Pool 7.5% 10/15/2027	144	145
Ginnie Mae I Pool 7.5% 10/15/2027	78	78
Ginnie Mae I Pool 7.5% 10/15/2027	14	14
Ginnie Mae I Pool 7.5% 10/15/2027	6	6
Ginnie Mae I Pool 7.5% 12/15/2027	74	75
Ginnie Mae I Pool 7.5% 12/15/2027	46	46
Ginnie Mae I Pool 7.5% 12/15/2027	4	4
Ginnie Mae I Pool 7.5% 12/15/2028	28	29
Ginnie Mae I Pool 7.5% 2/15/2027	9	9
Ginnie Mae I Pool 7.5% 3/15/2028	59	60
Ginnie Mae I Pool 7.5% 4/15/2027	19	19
Ginnie Mae I Pool 7.5% 4/15/2027	11	11
Ginnie Mae I Pool 7.5% 4/15/2027	9	9
Ginnie Mae I Pool 7.5% 4/15/2027	8	8
Ginnie Mae I Pool 7.5% 4/15/2027	2	1
Ginnie Mae I Pool 7.5% 6/15/2027	64	64
Ginnie Mae I Pool 7.5% 7/15/2027	128	129
Ginnie Mae I Pool 7.5% 7/15/2027	49	49
Ginnie Mae I Pool 7.5% 7/15/2027	49	49
Ginnie Mae I Pool 7.5% 7/15/2027	18	18
Ginnie Mae I Pool 7.5% 7/15/2027	7	7
Ginnie Mae I Pool 7.5% 7/15/2027	4	4
Ginnie Mae I Pool 7.5% 7/15/2027	3	3
Ginnie Mae I Pool 7.5% 7/15/2028	338	343
Ginnie Mae I Pool 7.5% 7/15/2029	654	668
Ginnie Mae I Pool 7.5% 7/15/2029	59	60
Ginnie Mae I Pool 7.5% 8/15/2027	76	76
Ginnie Mae I Pool 7.5% 8/15/2027	25	25
Ginnie Mae I Pool 7.5% 8/15/2027	6	6
Ginnie Mae I Pool 7.5% 8/15/2027	4	4
Ginnie Mae I Pool 7.5% 8/15/2027	1	0
Ginnie Mae I Pool 7.5% 8/15/2028	179	182
Ginnie Mae I Pool 7.5% 8/15/2028	28	28
Ginnie Mae I Pool 7.5% 9/15/2027	169	171
Ginnie Mae I Pool 7.5% 9/15/2027	12	12
Ginnie Mae I Pool 7.5% 9/15/2027	9	9
Ginnie Mae I Pool 7.5% 9/15/2028	211	214
Ginnie Mae I Pool 7.5% 9/15/2031	607	622
Ginnie Mae I Pool 8% 1/15/2028	111	112
Ginnie Mae I Pool 8% 11/15/2027	19	19
Ginnie Mae I Pool 8% 12/15/2027	104	105
Ginnie Mae I Pool 8% 12/15/2027	32	32
Ginnie Mae I Pool 8% 12/15/2027	19	19
Ginnie Mae I Pool 8% 7/15/2027	27	27
Ginnie Mae I Pool 8% 8/15/2027	6	6
Ginnie Mae I Pool 8% 8/15/2027	5	5
Ginnie Mae I Pool 8.5% 1/15/2031	710	730
Ginnie Mae I Pool 8.5% 10/15/2028	49	50
Ginnie Mae I Pool 8.5% 11/15/2027	23	23
Ginnie Mae I Pool 8.5% 11/15/2027	9	9
Ginnie Mae I Pool 8.5% 12/15/2029	36	36
Ginnie Mae I Pool 8.5% 7/15/2030	49	50
Ginnie Mae I Pool 8.5% 8/15/2029	33	33
Ginnie Mae II Pool 2% 1/20/2051	220,036,265	176,843,499
Ginnie Mae II Pool 2% 1/20/2054	355,955	285,859
Ginnie Mae II Pool 2% 1/20/2054	290,651	233,370
Ginnie Mae II Pool 2% 10/20/2050	131,676,263	105,828,423
Ginnie Mae II Pool 2% 10/20/2051	10,834,227	8,700,714
Ginnie Mae II Pool 2% 11/20/2050	41,402,659	33,275,384
Ginnie Mae II Pool 2% 11/20/2051	3,673,861	2,950,392
Ginnie Mae II Pool 2% 11/20/2053	1,058,587	850,292
Ginnie Mae II Pool 2% 12/20/2050	56,390,537	45,321,165
Ginnie Mae II Pool 2% 12/20/2051	1,588,280	1,275,510
Ginnie Mae II Pool 2% 2/20/2051	9,378,579	7,537,579
Ginnie Mae II Pool 2% 3/20/2051	2,773,924	2,229,407
Ginnie Mae II Pool 2% 3/20/2052	15,852,045	12,730,407
Ginnie Mae II Pool 2% 4/20/2051	3,714,111	2,983,877
Ginnie Mae II Pool 2% 5/20/2051	8,967,441	7,204,344
Ginnie Mae II Pool 2% 6/20/2051	427,216	343,220
Ginnie Mae II Pool 2% 6/20/2054	352,151	282,749
Ginnie Mae II Pool 2% 7/20/2051	3,222,760	2,589,130
Ginnie Mae II Pool 2% 7/20/2053	1,129,224	908,088
Ginnie Mae II Pool 2% 7/20/2054	735,265	590,359
Ginnie Mae II Pool 2% 8/20/2051	108,725,324	87,314,763
Ginnie Mae II Pool 2% 8/20/2053	519,026	416,534
Ginnie Mae II Pool 2% 9/20/2050	71,093,534	57,204,637
Ginnie Mae II Pool 2% 9/20/2051	26,298,098	21,119,387
Ginnie Mae II Pool 2.5% 1/20/2052	29,863,947	25,006,979
Ginnie Mae II Pool 2.5% 10/20/2051	121,032,722	101,348,384
Ginnie Mae II Pool 2.5% 11/20/2047	41,615	35,403
Ginnie Mae II Pool 2.5% 11/20/2051	25,542,086	21,388,011
Ginnie Mae II Pool 2.5% 12/20/2051	148,108,525	124,020,673
Ginnie Mae II Pool 2.5% 2/20/2052	94,563	79,184
Ginnie Mae II Pool 2.5% 3/20/2052	2,748,601	2,301,578
Ginnie Mae II Pool 2.5% 4/20/2052	18,313,423	15,334,992
Ginnie Mae II Pool 2.5% 5/20/2051	61,975,591	51,905,784
Ginnie Mae II Pool 2.5% 5/20/2052	55,979,117	46,874,869
Ginnie Mae II Pool 2.5% 6/20/2051	13,096,492	10,968,572
Ginnie Mae II Pool 2.5% 7/20/2051	89,988,814	75,353,348
Ginnie Mae II Pool 2.5% 8/20/2050	6,430,449	5,388,014
Ginnie Mae II Pool 2.5% 9/1/2056 (b)	100,000	83,643
Ginnie Mae II Pool 3% 1/20/2032	3,482,237	3,368,354
Ginnie Mae II Pool 3% 1/20/2043	990,119	895,398
Ginnie Mae II Pool 3% 10/20/2031	1,138,730	1,102,509
Ginnie Mae II Pool 3% 10/20/2043	76,268	68,756
Ginnie Mae II Pool 3% 11/20/2031	1,246,910	1,206,685
Ginnie Mae II Pool 3% 12/20/2031	1,847,597	1,788,002
Ginnie Mae II Pool 3% 12/20/2042	82,667	74,756
Ginnie Mae II Pool 3% 12/20/2046	17,291,449	15,263,951
Ginnie Mae II Pool 3% 2/20/2031	140,858	137,044
Ginnie Mae II Pool 3% 2/20/2050	6,465	5,642
Ginnie Mae II Pool 3% 3/20/2031	284,199	276,348
Ginnie Mae II Pool 3% 3/20/2050	10,493,569	9,158,217
Ginnie Mae II Pool 3% 4/20/2031	1,062,292	1,032,367
Ginnie Mae II Pool 3% 4/20/2052	138,030,171	120,163,284
Ginnie Mae II Pool 3% 5/20/2031	2,325,526	2,258,748
Ginnie Mae II Pool 3% 5/20/2051	21,172,886	18,445,460
Ginnie Mae II Pool 3% 5/20/2052	177,555,253	154,572,164
Ginnie Mae II Pool 3% 6/20/2050	175,606	153,205
Ginnie Mae II Pool 3% 6/20/2051	5,606,967	4,882,067
Ginnie Mae II Pool 3% 7/20/2031	30,786	29,868
Ginnie Mae II Pool 3% 7/20/2051	7,085,076	6,172,398
Ginnie Mae II Pool 3% 8/20/2031	363,333	352,310
Ginnie Mae II Pool 3% 8/20/2042	11,449	10,366
Ginnie Mae II Pool 3% 8/20/2051	8,435,768	7,346,463
Ginnie Mae II Pool 3% 9/20/2031	145,447	140,955
Ginnie Mae II Pool 3% 9/20/2043	3,396	3,060
Ginnie Mae II Pool 3% 9/20/2051	95,267	82,965
Ginnie Mae II Pool 3.5% 1/20/2044	36,268	33,437
Ginnie Mae II Pool 3.5% 10/20/2043	39,200	36,177
Ginnie Mae II Pool 3.5% 10/20/2045	1,966,197	1,799,819
Ginnie Mae II Pool 3.5% 11/20/2041	260,261	241,707
Ginnie Mae II Pool 3.5% 11/20/2045	52,431	47,996
Ginnie Mae II Pool 3.5% 12/20/2040	205,902	191,825
Ginnie Mae II Pool 3.5% 12/20/2041	270,783	251,483
Ginnie Mae II Pool 3.5% 12/20/2043	39,948	36,839
Ginnie Mae II Pool 3.5% 12/20/2045	1,088,454	996,133
Ginnie Mae II Pool 3.5% 12/20/2047	19,411	17,537
Ginnie Mae II Pool 3.5% 2/20/2043	184,314	170,503
Ginnie Mae II Pool 3.5% 2/20/2044	2,181	2,010
Ginnie Mae II Pool 3.5% 2/20/2046	672,586	615,385
Ginnie Mae II Pool 3.5% 3/20/2043	6,546	6,053
Ginnie Mae II Pool 3.5% 3/20/2044	15,067	13,886
Ginnie Mae II Pool 3.5% 3/20/2045	112,509	103,189
Ginnie Mae II Pool 3.5% 3/20/2046	11,071	10,129
Ginnie Mae II Pool 3.5% 4/20/2043	119,493	110,482
Ginnie Mae II Pool 3.5% 4/20/2045	107,974	99,006
Ginnie Mae II Pool 3.5% 5/20/2043	3,032,021	2,791,185
Ginnie Mae II Pool 3.5% 5/20/2045	7,728	7,084
Ginnie Mae II Pool 3.5% 5/20/2046	44,428	40,352
Ginnie Mae II Pool 3.5% 5/20/2046	10,806	9,903
Ginnie Mae II Pool 3.5% 6/20/2043	278,096	256,981
Ginnie Mae II Pool 3.5% 7/20/2045	189,737	173,856
Ginnie Mae II Pool 3.5% 7/20/2047	9,246	8,365
Ginnie Mae II Pool 3.5% 7/20/2049	32,808,544	29,518,122
Ginnie Mae II Pool 3.5% 8/20/2043	25,461	23,514
Ginnie Mae II Pool 3.5% 8/20/2045	78,246	71,678
Ginnie Mae II Pool 3.5% 8/20/2047	2,805,097	2,537,795
Ginnie Mae II Pool 3.5% 9/20/2040	104,461	97,253
Ginnie Mae II Pool 3.5% 9/20/2043	1,165,836	1,076,027
Ginnie Mae II Pool 3.5% 9/20/2045	31,669	29,003
Ginnie Mae II Pool 3.5% 9/20/2046	1,263,786	1,153,906
Ginnie Mae II Pool 4% 1/20/2041	449,643	427,548
Ginnie Mae II Pool 4% 1/20/2042	50,377	47,786
Ginnie Mae II Pool 4% 1/20/2045	1,008,863	950,381
Ginnie Mae II Pool 4% 1/20/2046	22,783	21,400
Ginnie Mae II Pool 4% 10/20/2040	208,791	198,601
Ginnie Mae II Pool 4% 10/20/2041	945,521	897,394
Ginnie Mae II Pool 4% 10/20/2044	577,213	544,086
Ginnie Mae II Pool 4% 10/20/2045	3,587	3,370
Ginnie Mae II Pool 4% 10/20/2055	848,380	766,867
Ginnie Mae II Pool 4% 11/20/2040	699,510	665,112
Ginnie Mae II Pool 4% 11/20/2041	29,685	28,164
Ginnie Mae II Pool 4% 11/20/2042	5,195,830	4,919,688
Ginnie Mae II Pool 4% 11/20/2044	1,239,659	1,167,591
Ginnie Mae II Pool 4% 12/20/2044	33,752	31,790
Ginnie Mae II Pool 4% 12/20/2045	29,403	27,628
Ginnie Mae II Pool 4% 2/20/2041	22,402	21,297
Ginnie Mae II Pool 4% 2/20/2045	1,077,468	1,015,632
Ginnie Mae II Pool 4% 3/20/2041	63,200	60,079
Ginnie Mae II Pool 4% 3/20/2047	2,127,230	1,976,358
Ginnie Mae II Pool 4% 4/20/2042	180,614	171,222
Ginnie Mae II Pool 4% 4/20/2047	15,917,452	14,788,519
Ginnie Mae II Pool 4% 5/20/2046	765,631	718,906
Ginnie Mae II Pool 4% 6/20/2042	2,595	2,459
Ginnie Mae II Pool 4% 6/20/2045	1,351,437	1,271,525
Ginnie Mae II Pool 4% 6/20/2055	31,309	28,311
Ginnie Mae II Pool 4% 7/20/2033	733	712
Ginnie Mae II Pool 4% 7/20/2044	74,055	69,842
Ginnie Mae II Pool 4% 7/20/2045	5,770,219	5,425,391
Ginnie Mae II Pool 4% 8/20/2041	7,509	7,127
Ginnie Mae II Pool 4% 8/20/2043	106,684	100,818
Ginnie Mae II Pool 4% 8/20/2044	80,435	75,846
Ginnie Mae II Pool 4% 8/20/2045	1,589,103	1,493,654
Ginnie Mae II Pool 4% 8/20/2048	2,589,053	2,397,335
Ginnie Mae II Pool 4% 9/1/2056 (b)	10,000,000	9,033,203
Ginnie Mae II Pool 4% 9/20/2040	283,999	270,123
Ginnie Mae II Pool 4% 9/20/2045	3,380	3,177
Ginnie Mae II Pool 4.5% 1/20/2041	61,579	60,001
Ginnie Mae II Pool 4.5% 1/20/2045	19,031	18,474
Ginnie Mae II Pool 4.5% 10/1/2056 (b)	15,625,000	14,620,972
Ginnie Mae II Pool 4.5% 10/20/2039	9,813	9,405
Ginnie Mae II Pool 4.5% 10/20/2040	137,998	132,226
Ginnie Mae II Pool 4.5% 10/20/2040	13,144	12,812
Ginnie Mae II Pool 4.5% 10/20/2044	16,356	15,876
Ginnie Mae II Pool 4.5% 11/20/2039	20,962	20,455
Ginnie Mae II Pool 4.5% 11/20/2040	48,464	46,361
Ginnie Mae II Pool 4.5% 11/20/2040	33,193	32,349
Ginnie Mae II Pool 4.5% 11/20/2041	8,011	7,801
Ginnie Mae II Pool 4.5% 11/20/2054	165,371,313	155,777,859
Ginnie Mae II Pool 4.5% 12/20/2039	54,519	52,289
Ginnie Mae II Pool 4.5% 12/20/2040	27,754	26,551
Ginnie Mae II Pool 4.5% 2/20/2041	238,627	232,512
Ginnie Mae II Pool 4.5% 2/20/2041	2,384	2,281
Ginnie Mae II Pool 4.5% 2/20/2042	10,603	10,324
Ginnie Mae II Pool 4.5% 2/20/2055	2,867,973	2,695,548
Ginnie Mae II Pool 4.5% 3/20/2036	4,671	4,585
Ginnie Mae II Pool 4.5% 3/20/2041	16,121	15,708
Ginnie Mae II Pool 4.5% 3/20/2046	47,370	45,988
Ginnie Mae II Pool 4.5% 4/20/2035	96,162	94,428
Ginnie Mae II Pool 4.5% 4/20/2040	26,016	24,913
Ginnie Mae II Pool 4.5% 4/20/2041	133,600	130,162
Ginnie Mae II Pool 4.5% 5/20/2040	17,061	16,639
Ginnie Mae II Pool 4.5% 5/20/2041	680,641	663,055
Ginnie Mae II Pool 4.5% 5/20/2042	139,870	136,238
Ginnie Mae II Pool 4.5% 5/20/2043	4,032	3,929
Ginnie Mae II Pool 4.5% 5/20/2046	26,592	25,814
Ginnie Mae II Pool 4.5% 6/20/2033	3,252	3,207
Ginnie Mae II Pool 4.5% 6/20/2039	10,737	10,306
Ginnie Mae II Pool 4.5% 6/20/2040	25,101	24,077
Ginnie Mae II Pool 4.5% 6/20/2041	445,015	433,427
Ginnie Mae II Pool 4.5% 6/20/2043	8,464	8,249
Ginnie Mae II Pool 4.5% 6/20/2044	17,108	16,621
Ginnie Mae II Pool 4.5% 7/20/2039	1,879	1,852
Ginnie Mae II Pool 4.5% 7/20/2040	26,396	25,735
Ginnie Mae II Pool 4.5% 7/20/2040	2,210	2,119
Ginnie Mae II Pool 4.5% 8/20/2040	2,914	2,841
Ginnie Mae II Pool 4.5% 9/1/2056 (b)	14,675,000	13,744,628
Ginnie Mae II Pool 4.5% 9/20/2039	38,994	38,054
Ginnie Mae II Pool 4.5% 9/20/2040	146,555	142,858
Ginnie Mae II Pool 4.5% 9/20/2046	6,634	6,449
Ginnie Mae II Pool 5% 1/20/2054	724,552	707,511
Ginnie Mae II Pool 5% 1/20/2055	82,374,806	80,154,237
Ginnie Mae II Pool 5% 10/1/2056 (b)	199,750,000	193,263,998
Ginnie Mae II Pool 5% 11/20/2054	69,930,185	68,176,204
Ginnie Mae II Pool 5% 12/20/2054	12,505,584	12,180,196
Ginnie Mae II Pool 5% 12/20/2054	3,840,462	3,730,635
Ginnie Mae II Pool 5% 2/20/2054	42,043	41,054
Ginnie Mae II Pool 5% 6/20/2048	2,323,252	2,303,278
Ginnie Mae II Pool 5% 9/1/2056 (b)	380,800,000	368,851,715
Ginnie Mae II Pool 5% 9/20/2033	89,589	89,524
Ginnie Mae II Pool 5.5% 1/20/2055	2,946,564	2,941,985
Ginnie Mae II Pool 5.5% 1/20/2055	230,876	230,156
Ginnie Mae II Pool 5.5% 10/1/2056 (b)	935,875,000	928,365,633
Ginnie Mae II Pool 5.5% 12/20/2054	9,673,154	9,646,030
Ginnie Mae II Pool 5.5% 12/20/2054	3,613,617	3,617,036
Ginnie Mae II Pool 5.5% 2/20/2055	740,911	738,370
Ginnie Mae II Pool 5.5% 8/20/2054	10,615,081	10,601,902
Ginnie Mae II Pool 5.5% 8/20/2055	3,598,639	3,580,676
Ginnie Mae II Pool 5.5% 9/1/2056 (b)	1,170,450,000	1,162,750,078
Ginnie Mae II Pool 6% 10/1/2056 (b)	154,325,000	156,183,906
Ginnie Mae II Pool 6% 11/20/2031	2,339	2,374
Ginnie Mae II Pool 6% 12/20/2054	31,417,538	31,993,515
Ginnie Mae II Pool 6% 5/20/2032	11,452	11,624
Ginnie Mae II Pool 6% 9/1/2056 (b)	269,900,000	273,720,354
Ginnie Mae II Pool 6.5% 1/20/2032	105	108
Ginnie Mae II Pool 6.5% 11/20/2031	441	454
Ginnie Mae II Pool 6.5% 3/20/2031	504	520
Ginnie Mae II Pool 6.5% 4/20/2031	63	65
Ginnie Mae II Pool 6.5% 6/20/2031	62	63
Ginnie Mae II Pool 6.5% 7/20/2031	76	78
Ginnie Mae II Pool 6.5% 8/20/2031	72	75
Ginnie Mae II Pool 6.5% 9/1/2056 (b)	57,500,000	59,265,762
Ginnie Mae II Pool 7% 2/20/2032	3,567	3,676
Ginnie Mae II Pool 7% 3/20/2032	2,036	2,098
Uniform Mortgage Backed Securities 2% 10/1/2056 (b)	1,368,300,000	1,066,739,405
Uniform Mortgage Backed Securities 2% 9/1/2056 (b)	2,016,250,000	1,572,832,469
Uniform Mortgage Backed Securities 2.5% 9/1/2056 (b)	57,500,000	46,929,884
Uniform Mortgage Backed Securities 3% 9/1/2056 (b)	82,025,000	69,945,539
Uniform Mortgage Backed Securities 3.5% 9/1/2056 (b)	14,925,000	13,243,023
Uniform Mortgage Backed Securities 4.5% 10/1/2056 (b)	15,625,000	14,657,594
Uniform Mortgage Backed Securities 4.5% 9/1/2041 (b)	46,500,000	45,391,993
Uniform Mortgage Backed Securities 4.5% 9/1/2056 (b)	181,575,000	170,503,174
Uniform Mortgage Backed Securities 5% 10/1/2041 (b)	86,800,000	86,308,356
Uniform Mortgage Backed Securities 5% 10/1/2056 (b)	296,675,000	286,013,272
Uniform Mortgage Backed Securities 5% 9/1/2041 (b)	90,400,000	89,976,250
Uniform Mortgage Backed Securities 5% 9/1/2056 (b)	583,200,000	562,924,702
Uniform Mortgage Backed Securities 5.5% 9/1/2056 (b)	258,175,000	255,633,577
Uniform Mortgage Backed Securities 6% 10/1/2056 (b)	53,800,000	54,323,173
Uniform Mortgage Backed Securities 6% 9/1/2056 (b)	194,575,000	196,778,756
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (b)	220,100,000	226,840,563
TOTAL UNITED STATES		19,444,546,851
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $19,974,761,391)		19,444,546,851

U.S. Treasury Obligations - 13.4%
	Yield (%) (y)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.99 to 3.67	70,500,000	40,419,082
US Treasury Bonds 2.25% 8/15/2046	4.78 to 4.92	830,000	519,690
US Treasury Bonds 2.375% 5/15/2051	2.36 to 2.40	396,126,000	236,267,495
US Treasury Bonds 2.875% 5/15/2052 (f)	2.96 to 5.06	424,403,400	280,106,245
US Treasury Bonds 3.625% 2/15/2053 (f)	3.73 to 5.04	246,793,600	188,382,567
US Treasury Bonds 3.625% 5/15/2053	4.31	2,100,000	1,601,578
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	177,678,000	145,224,003
US Treasury Bonds 4.125% 8/15/2044	4.70	1,300,000	1,134,148
US Treasury Bonds 4.125% 8/15/2053 (g)	4.36 to 5.10	424,900,000	354,459,548
US Treasury Bonds 4.25% 2/15/2054	4.52 to 4.79	166,600,000	141,863,805
US Treasury Bonds 4.25% 8/15/2054	4.51 to 4.64	152,050,000	129,474,139
US Treasury Bonds 4.375% 8/15/2043	5.28	358,000	325,333
US Treasury Bonds 4.5% 11/15/2054	4.56 to 4.82	75,198,700	66,779,971
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	2,975,000	2,735,838
US Treasury Bonds 4.625% 11/15/2044	4.61 to 5.12	163,470,000	152,014,330
US Treasury Bonds 4.625% 11/15/2045	4.61 to 4.79	43,186,000	39,974,041
US Treasury Bonds 4.625% 11/15/2055	4.84 to 4.92	63,797,700	57,836,602
US Treasury Bonds 4.625% 2/15/2046	4.88 to 5.30	18,775,000	17,361,008
US Treasury Bonds 4.625% 2/15/2055	4.78 to 4.95	155,995,900	141,389,566
US Treasury Bonds 4.625% 5/15/2044	4.57 to 4.72	1,535,000	1,431,627
US Treasury Bonds 4.625% 5/15/2054	4.55 to 4.65	54,200,000	49,131,453
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	120,000,000	110,925,000
US Treasury Bonds 4.75% 2/15/2056	4.91 to 5.03	228,538,000	211,611,904
US Treasury Bonds 4.75% 5/15/2055	4.91 to 5.00	104,793,100	96,913,150
US Treasury Bonds 4.75% 8/15/2055	4.94 to 4.98	162,350,000	150,180,091
US Treasury Bonds 4.875% 8/15/2045	4.56 to 4.87	37,948,000	36,305,563
US Treasury Bonds 5% 5/15/2045	4.89	17,000,000	16,533,828
US Treasury Bonds 5% 5/15/2056	4.88 to 5.26	268,460,000	258,728,325
US Treasury Bonds 5.125% 8/15/2056	5.17 to 5.26	75,600,000	74,312,438
US Treasury Bonds 6.25% 5/15/2030 (h)	4.41 to 4.46	5,440,000	5,772,562
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	61,340,227	53,929,543
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.63 to 2.93	27,079,963	23,803,697
US Treasury Notes 2.75% 8/15/2032 (f)	4.00 to 4.16	114,019,500	103,316,810
US Treasury Notes 3.375% 5/15/2033	3.85 to 3.97	121,200,000	112,659,188
US Treasury Notes 3.5% 1/15/2029	3.52	6,350,000	6,224,984
US Treasury Notes 3.5% 11/15/2028	3.47 to 3.63	127,797,300	125,480,974
US Treasury Notes 3.5% 11/30/2030	4.40	103,391,000	99,501,721
US Treasury Notes 3.5% 2/15/2029	3.47 to 4.03	121,265,800	118,778,904
US Treasury Notes 3.5% 2/15/2033	3.91 to 4.34	352,839,900	331,421,417
US Treasury Notes 3.5% 2/28/2031	3.52 to 4.20	244,048,800	234,401,246
US Treasury Notes 3.5% 3/15/2029	3.85 to 3.88	68,460,000	67,026,619
US Treasury Notes 3.625% 12/31/2030	3.85	67,600,000	65,336,985
US Treasury Notes 3.625% 8/15/2028	3.58 to 3.60	78,487,000	77,432,331
US Treasury Notes 3.625% 8/31/2030	3.69 to 3.74	119,779,600	116,106,671
US Treasury Notes 3.625% 9/30/2031 (f)	3.92 to 4.49	302,218,000	290,129,280
US Treasury Notes 3.75% 1/31/2031	3.60 to 3.75	138,400,000	134,350,719
US Treasury Notes 3.75% 11/30/2032	3.90 to 3.93	50,000,000	47,769,531
US Treasury Notes 3.75% 2/28/2033	3.92	1,135,000	1,082,107
US Treasury Notes 3.75% 8/31/2031	3.59 to 3.64	50,620,000	48,909,598
US Treasury Notes 3.875% 12/31/2032	4.05	35,000,000	33,649,219
US Treasury Notes 3.875% 4/15/2029	3.81 to 4.19	218,670,000	215,885,373
US Treasury Notes 3.875% 4/30/2031	4.15	35,000,000	34,104,492
US Treasury Notes 3.875% 8/15/2033	4.89 to 4.90	58,884,000	56,289,424
US Treasury Notes 3.875% 8/15/2034	4.24 to 4.27	257,387,000	243,833,966
US Treasury Notes 3.875% 9/30/2032	3.77 to 3.93	152,259,600	146,692,608
US Treasury Notes 4% 1/31/2033	3.71 to 4.38	490,512,300	474,570,650
US Treasury Notes 4% 11/15/2035	4.17 to 4.38	409,350,000	387,315,459
US Treasury Notes 4% 4/30/2032	4.18 to 4.29	166,580,000	162,096,656
US Treasury Notes 4% 5/31/2028	4.20	1,726,000	1,716,359
US Treasury Notes 4% 6/30/2032	4.12 to 4.17	60,000,000	58,314,844
US Treasury Notes 4% 7/31/2032	4.11 to 4.15	174,570,000	169,544,294
US Treasury Notes 4.125% 10/31/2031	4.26	1,100,000	1,080,277
US Treasury Notes 4.125% 11/15/2032	3.86	44,733,000	43,647,875
US Treasury Notes 4.125% 11/30/2029	4.11	1,315,000	1,302,877
US Treasury Notes 4.125% 11/30/2031	4.55	110,000,000	107,971,875
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.72	688,850,900	657,099,179
US Treasury Notes 4.125% 3/31/2031	4.09	6,381,300	6,284,833
US Treasury Notes 4.125% 3/31/2032	3.88	85,700,000	83,965,914
US Treasury Notes 4.125% 4/30/2033	4.24 to 4.49	38,780,000	37,725,669
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.23	253,255,200	247,853,743
US Treasury Notes 4.125% 7/15/2029	4.33 to 4.40	101,780,700	101,009,394
US Treasury Notes 4.125% 7/31/2031	3.75 to 4.03	650,225,000	639,277,851
US Treasury Notes 4.125% 8/31/2028	4.35	18,430,000	18,354,408
US Treasury Notes 4.25% 11/15/2034	4.22 to 4.63	477,146,000	463,129,836
US Treasury Notes 4.25% 2/28/2029	4.14 to 4.29	2,300,000	2,293,172
US Treasury Notes 4.25% 2/28/2031	4.46 to 4.69	12,000,000	11,884,687
US Treasury Notes 4.25% 3/31/2033	4.17 to 4.21	18,150,000	17,799,053
US Treasury Notes 4.25% 5/15/2035	4.37 to 4.69	549,038,900	531,302,369
US Treasury Notes 4.25% 6/30/2033	4.28 to 4.55	118,790,000	116,339,956
US Treasury Notes 4.25% 7/31/2028	4.20	700,000	698,769
US Treasury Notes 4.25% 8/15/2035	4.00 to 4.28	352,699,400	340,809,572
US Treasury Notes 4.375% 1/31/2032	4.56	75,950,000	75,368,508
US Treasury Notes 4.375% 12/31/2029	4.39	1,400,000	1,397,484
US Treasury Notes 4.375% 5/15/2034	3.71 to 4.49	105,436,400	103,541,840
US Treasury Notes 4.375% 5/15/2036	4.40 to 4.74	382,300,000	371,428,344
US Treasury Notes 4.375% 7/31/2031	4.42	19,957,300	19,846,599
US Treasury Notes 4.375% 7/31/2033	4.54 to 4.56	12,775,400	12,595,746
US Treasury Notes 4.5% 11/15/2033	4.18 to 4.45	573,600,000	569,096,345
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.44	106,500,000	106,375,195
US Treasury Notes 4.5% 5/31/2029	4.37	190,000	190,474
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.53	272,085,400	270,778,114
US Treasury Notes 4.625% 4/30/2029	4.44 to 4.72	4,210,000	4,234,339
US Treasury Notes 4.625% 8/15/2036	4.75 to 4.76	256,000,000	253,520,000
US Treasury Notes 4.625% 9/30/2028	4.95	5,000,000	5,026,172
US Treasury Notes 4.625% 9/30/2030	4.72 to 5.00	80,670,000	81,133,222
US Treasury Notes 4.75% 2/15/2045	4.78 to 4.97	82,030,000	77,412,608
US Treasury Notes 4.875% 10/31/2030	4.73 to 4.91	42,900,000	43,545,176
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	2.21 to 2.29	45,601,268	43,543,774
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,245,551,214)			12,520,255,848

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (z)	3.69	1,205,298,327	1,205,539,386
Fidelity Investments Money Market Government Portfolio - Institutional Class (x)(Aa)	3.60	1,158,567,016	1,158,567,016
Fidelity Securities Lending Cash Central Fund (z)(Ab)	3.72	23,461,954	23,464,300
TOTAL MONEY MARKET FUNDS (Cost $2,387,523,661)			2,387,570,702

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/2029	67,400,000	3,187,004
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	10,100,000	418,507
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	13,900,000	574,380
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	12,620,000	472,533
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	81,400,000	3,123,591
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	61,280,000	2,599,875
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.2285% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/2031	8,000,000	292,988
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.211% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/2031	7,000,000	258,090
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.19% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/2031	23,140,000	862,350
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	54,900,000	2,035,089
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	4,000,000	157,491
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.275% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	24,650,000	256,582
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	4,280,000	294,505
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring April 2041	3/2031	77,560,000	5,242,035
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	53,770,000	3,656,759
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.54% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	23,700,000	352,371
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.57% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	61,000,000	880,592
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	40,410,000	650,108
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.436% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	69,400,000	645,109
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	335,200,000	3,072,483
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	66,780,000	4,268,007
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.865% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	96,220,000	647,769
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.988% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	133,180,000	811,475
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.85% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	109,400,000	370,242
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.06% and receive annually a floating rate based on US SOFR Index, expiring June 2037	6/2027	138,100,000	5,504,715
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring July 2028	6/2027	119,800,000	633,322
Option on an interest rate swap with Goldman Sachs Bank USA to to pay annually a fixed rate of 4.495% and receive annually a floating rate based on US SOFR Index, expiring July 2041	7/2031	66,110,000	4,309,266
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.035% and receive annually a floating rate based on US SOFR Index, expiring July 2029	7/2027	430,060,000	3,804,079
Option on an interest rate swap with Goldman Sachs Bank USA to to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring August 2028	8/2027	81,000,000	373,690
Option on an interest rate swap with Morgan Stanley Capital Services LLC to to pay annually a fixed rate of 4.128% and receive annually a floating rate based on US SOFR Index, expiring August 2029	8/2028	119,600,000	669,605
Option on an interest rate swap with Goldman Sachs Bank USA to to pay annually a fixed rate of 4.1325% and receive annually a floating rate based on US SOFR Index, expiring August 2028	8/2027	63,500,000	275,199

TOTAL PUT SWAPTIONS			50,699,811
Call Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.2285% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/2031	8,000,000	213,634

TOTAL PURCHASED SWAPTIONS (Cost $41,388,504)			50,913,445

TOTAL INVESTMENT IN SECURITIES - 108.6% (Cost $105,976,402,747)	101,474,094,649
NET OTHER ASSETS (LIABILITIES) - (8.6)%	(7,976,614,800)
NET ASSETS - 100.0%	93,497,479,849

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 4% 10/1/2056	(10,000,000)	(9,027,344)
Ginnie Mae II Pool 4% 9/1/2056	(10,000,000)	(9,033,203)
Ginnie Mae II Pool 4.5% 9/1/2056	(24,300,000)	(22,759,419)
Ginnie Mae II Pool 5% 10/1/2056	(36,850,000)	(35,653,458)
Ginnie Mae II Pool 5% 9/1/2056	(196,200,000)	(190,043,872)
Ginnie Mae II Pool 5.5% 9/1/2056	(956,175,000)	(949,884,707)
Ginnie Mae II Pool 6% 9/1/2056	(154,325,000)	(156,509,424)
Uniform Mortgage Backed Securities 2% 10/1/2056	(5,400,000)	(4,209,890)
Uniform Mortgage Backed Securities 2% 9/1/2056	(1,601,850,000)	(1,249,568,106)
Uniform Mortgage Backed Securities 2.5% 9/1/2056	(71,625,000)	(58,458,312)
Uniform Mortgage Backed Securities 3% 9/1/2056	(24,200,000)	(20,636,172)
Uniform Mortgage Backed Securities 3.5% 9/1/2056	(875,000)	(776,392)
Uniform Mortgage Backed Securities 4.5% 10/1/2056	(43,125,000)	(40,454,959)
Uniform Mortgage Backed Securities 4.5% 9/1/2056	(95,075,000)	(89,277,650)
Uniform Mortgage Backed Securities 5% 10/1/2056	(29,850,000)	(28,777,269)
Uniform Mortgage Backed Securities 5% 9/1/2041	(90,400,000)	(89,976,250)
Uniform Mortgage Backed Securities 5% 9/1/2056	(494,250,000)	(477,067,102)
Uniform Mortgage Backed Securities 5.5% 9/1/2056	(63,800,000)	(63,171,966)
Uniform Mortgage Backed Securities 6% 9/1/2056	(69,250,000)	(70,034,326)
Uniform Mortgage Backed Securities 6.5% 9/1/2056	(39,400,000)	(40,606,625)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(3,605,926,446)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,621,569,510)		(3,605,926,446)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	1,280	12/2026	137,940,000	(512,450)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	942	12/2026	103,149,000	(362,126)
CBOT 2Y US Treasury Notes Contracts (United States)	17,290	12/2026	3,549,312,813	(8,344,318)
CBOT 5Y US Treasury Notes Contracts (United States)	358	12/2026	37,861,297	(167,031)
CBOT US Treasury Long Bond Contracts (United States)	77	12/2026	8,376,156	24,008
CBOT US Treasury Ultra Bond Contracts (United States)	654	12/2026	72,062,625	422,849
TME 10Y Canadian Bond Contracts (Canada)	40	12/2026	3,382,517	(17,915)
TOTAL LONG				(8,956,983)
SHORT
CBOT 10Y US Treasury Notes Contracts (United States)	(509)	12/2026	(54,852,703)	374,582
CBOT 2Y US Treasury Notes Contracts (United States)	(17)	12/2026	(3,489,781)	8,869
CBOT US Treasury Ultra Bond Contracts (United States)	(134)	12/2026	(14,765,125)	166,829
Eurex Euro-Bobl Contracts (Germany)	(15)	9/2026	(1,974,054)	9,898
ICE Long GILT Futures (United Kingdom)	(31)	12/2026	(3,618,311)	4,453
TOTAL SHORT				564,631
TOTAL FUTURES CONTRACTS				(8,392,352)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	2,659,000	USD	3,088,218	JPMorgan Chase Bank NA	9/2026	343
JPY	452,800,000	USD	2,840,535	Royal Bank of Canada	9/2026	(7)
USD	4,615,163	AUD	6,450,000	JPMorgan Chase Bank NA	9/2026	(5,108)
USD	12,215,212	CAD	16,870,000	JPMorgan Chase Bank NA	9/2026	28,342
USD	671,450	CHF	537,000	JPMorgan Chase Bank NA	9/2026	5,135
USD	165,905,399	EUR	141,922,000	BNP Paribas SA	9/2026	882,698
USD	2,851,928	EUR	2,453,000	JPMorgan Chase Bank NA	9/2026	(348)
USD	38,656,145	GBP	28,355,000	JPMorgan Chase Bank NA	9/2026	233,971
USD	2,819,714	JPY	450,432,397	Royal Bank of Canada	9/2026	106
USD	14,025,131	JPY	2,227,950,000	JPMorgan Chase Bank NA	9/2026	48,644

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,193,776
Unrealized Appreciation						1,199,239
Unrealized Depreciation						(5,463)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		19,040,000	(138,625)	(290,403)	(429,028)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,830,000	(49,727)	(86,362)	(136,089)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		2,780,000	(20,240)	(23,766)	(44,006)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		17,700,000	(128,868)	(112,534)	(241,402)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		16,080,000	(117,074)	(164,674)	(281,748)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		120,000	21,991	(32,761)	(10,770)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		56,000	10,262	(13,087)	(2,825)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		876,000	160,533	(193,180)	(32,647)
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,700,000	223,954	(246,870)	(22,916)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,400,000	178,452	(92,886)	85,566
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,000,000	148,710	(73,675)	75,035
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,500,000	185,888	(92,094)	93,794
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	7,436	(3,790)	3,646
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	52,049	(26,135)	25,914
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,800,000	208,194	(104,540)	103,654
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	29,742	(14,030)	15,712
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		300,000	47,732	(19,260)	28,472
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		600,000	95,463	(41,238)	54,225
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly		2,000,000	148,710	(95,589)	53,121
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,800,000	237,127	(279,632)	(42,505)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		3,300,000	245,372	(339,788)	(94,416)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly		2,800,000	445,494	(402,499)	42,995
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		1,150,000	182,971	(163,231)	19,740
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		2,100,000	334,121	(292,327)	41,794
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		4,300,000	319,727	(309,222)	10,505
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		3,300,000	245,372	(229,949)	15,423
CMBX AAA Series 16 Index		4/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		997	0	(8)	(8)
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly		1,700,000	126,404	(135,728)	(9,324)
BMW Finance NV 0.75%		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	880,000	(26,399)	22,697	(3,702)
Generali 4.125%		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	410,000	(4,209)	865	(3,344)
Deutsche Bank AG 5.625% 5/19/2031		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	410,000	(1,464)	(4,714)	(6,178)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	760,000	(8,194)	1,201	(6,993)
UniCredit SpA 5.375% 4/16/2034		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	410,000	(4,527)	(1,077)	(5,604)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	615,000	(2,512)	(1,938)	(4,450)
Allianz SE 3.099% 7/6/2047		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	290,000	(4,103)	3,227	(876)
Heidelberg Materials AG 3.75% 5/31/2032		6/2031	BNP Paribas SA	(5%)	Quarterly	EUR	480,000	(113,144)	109,816	(3,328)
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly		600,000	38,554	(42,260)	(3,706)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,200,000	89,226	(89,874)	(648)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,350,000	174,734	(176,002)	(1,268)
CMBX BBB- Series 19 Index		12/2058	JPMorgan Securities LLC	(3%)	Monthly		2,000,000	128,515	(149,555)	(21,040)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		4,800,000	356,904	(376,570)	(19,666)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,900,000	215,630	(253,538)	(37,908)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		650,000	41,767	(59,055)	(17,288)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,400,000	178,452	(209,824)	(31,372)
Allianz SE 1.301% 9/25/2049		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	3,050,000	(43,157)	23,229	(19,928)
Generali 3.875% 1/29/2029		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	2,600,000	(26,689)	8,172	(18,517)
Deutsche Bank AG 4% 6/24/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,900,000	(6,786)	(25,617)	(32,403)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	2,200,000	(8,986)	(4,595)	(13,581)
UniCredit SpA 4.175% 6/24/2037		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	2,350,000	(25,945)	(5,889)	(31,834)
Aviva PLC 4.625% 8/28/2056		6/2031	Citibank NA	(1%)	Quarterly	EUR	1,600,000	(12,708)	2,512	(10,196)
BMW Finance NV 1% 5/22/2028		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	4,550,000	(136,494)	114,608	(21,886)
Heidelberg Materials AG 3.75% 5/31/2032		6/2031	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	2,220,000	(523,290)	494,421	(28,869)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	2,350,000	(25,338)	5,504	(19,834)
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,300,000	171,017	(167,761)	3,256
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		4,500,000	334,598	(329,931)	4,667
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		7,200,000	535,356	(538,164)	(2,808)
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,400,000	104,097	(110,600)	(6,503)
CMBX AAA Series 18 Index		12/2057	JPMorgan Securities LLC	(0.5%)	Monthly		6,686,827	(27,805)	25,928	(1,877)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	44,613	(45,563)	(950)

TOTAL BUY PROTECTION								4,612,883	(5,659,605)	(1,046,722)
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		29,580,000	215,363	639,259	854,622
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		32,850,000	239,171	730,097	969,268
CMBX AAA Series 12 Index	NR	8/2061	JPMorgan Securities LLC	0.5%	Monthly		2,000,000	8,302	8,180	16,482
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		6,575,000	(47,018)	155,064	108,046
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		7,000,000	(50,057)	114,397	64,340
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		500,000	(3,576)	7,718	4,142
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		18,500,000	(132,294)	278,735	146,441
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,900,000	(20,738)	48,049	27,311
CMBX AAA Series 16 Index	NR	4/2065	Goldman Sachs & Co LLC	0.5%	Monthly		997	0	12	12
CMBX BBB- Series 17 Index	NR	12/2056	JPMorgan Securities LLC	3%	Monthly		2,800,000	(407,172)	349,078	(58,094)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		29,700,000	(212,385)	392,515	180,130
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly		2,500,000	(588,594)	483,009	(105,585)
CMBX BBB- Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	3%	Monthly		4,500,000	(654,384)	550,800	(103,584)
CMBX BBB Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	3%	Monthly		3,200,000	(421,560)	436,772	15,212
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		7,000,000	(50,057)	51,909	1,852
CMBX BBB- Series 16 Index	NR	4/2065	Citigroup Global Markets Ltd	3%	Monthly		1,500,000	(274,884)	224,251	(50,633)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		1,500,000	(10,727)	11,253	526
CMBX BBB- Series 16 Index	NR	4/2065	Morgan Stanley Capital Services LLC	3%	Monthly		1,110,000	(203,414)	164,603	(38,811)
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly		3,000,000	(638,495)	687,113	48,618
CMBX BB Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	5%	Monthly		2,900,000	(617,212)	691,089	73,877
CMBX AS Series 16 Index	NR	4/2065	Goldman Sachs & Co LLC	1%	Monthly		10,000,000	118,946	(6)	118,940
CMBX BBB- Series 16 Index	NR	4/2065	Citigroup Global Markets Ltd	3%	Monthly		5,000,000	(916,282)	760,873	(155,409)
CMBX BBB- Series 16 Index	NR	4/2065	Morgan Stanley Capital Services LLC	3%	Monthly		1,500,000	(274,884)	229,433	(45,451)
CMBX AS Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	1%	Monthly		5,000,000	68,880	(11,557)	57,323
CMBX AS Series 16 Index	NR	4/2065	Goldman Sachs & Co LLC	1%	Monthly		1,000,000	11,895	(1,570)	10,325
CMBX AS Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	1%	Monthly		5,000,000	48,497	8,905	57,402
CMBX AS Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	1%	Monthly		7,000,000	67,895	(8,320)	59,575
CMBX BB Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	5%	Monthly		5,000,000	(1,064,159)	1,221,054	156,895
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		25,000,000	(178,775)	255,880	77,105
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		5,400,000	(38,615)	55,270	16,655
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly		6,000,000	(1,412,626)	1,169,510	(243,116)
CMBX AS Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	1%	Monthly		10,000,000	137,760	(45,640)	92,120
CMBX AS Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	1%	Monthly		12,000,000	116,392	17,701	134,093
CMBX AS Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	1%	Monthly		10,000,000	137,760	(48,055)	89,705
CMBX AAA Series 17 Index	NR	12/2056	JPMorgan Securities LLC	0.5%	Monthly		20,000,000	(143,020)	251,826	108,806
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		3,300,000	(23,598)	48,786	25,188
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		3,400,000	(24,313)	50,380	26,067
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		7,900,000	(56,493)	110,225	53,732
CMBX BB Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	5%	Monthly		4,800,000	(1,021,593)	1,169,275	147,682
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly		700,000	(164,806)	145,781	(19,025)
CMBX AS Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	1%	Monthly		15,000,000	206,640	(174,090)	32,550
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly		5,100,000	(1,085,442)	1,210,492	125,050
CMBX BB Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	5%	Monthly		2,300,000	(541,507)	489,949	(51,558)
CMBX BB Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	5%	Monthly		1,900,000	(447,332)	401,546	(45,786)
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly		900,000	(211,894)	187,696	(24,198)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		16,000,000	(114,416)	160,239	45,823
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly		2,000,000	(425,664)	466,524	40,860
CMBX AS Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	1%	Monthly		6,000,000	58,196	(48,130)	10,066
CMBX AS Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	1%	Monthly		5,000,000	48,497	(41,397)	7,100
CMBX AS Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	1%	Monthly		5,000,000	68,880	(59,786)	9,094
CMBX AAA Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	0.5%	Monthly		628,198	2,127	(824)	1,303
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		5,900,000	(42,191)	53,819	11,628
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		10,000,000	(71,510)	91,622	20,112
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		18,800,000	(134,439)	182,395	47,956

TOTAL SELL PROTECTION								(11,170,925)	14,323,709	3,152,784
TOTAL CREDIT DEFAULT SWAPS								(6,558,042)	8,664,104	2,106,062

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/2036	164,356,000	(1,536,627)	0	(1,536,627)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	9/2028	3,065,439,000	11,771,393	0	11,771,393
3.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/2029	45,840,000	(83,761)	0	(83,761)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	9/2029	2,568,000	15,219	0	15,219
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	9/2031	5,145,000	52,301	0	52,301
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	9/2033	37,650,000	607,551	0	607,551
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	9/2035	110,000	1,790	0	1,790
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/2038	110,000	2,518	0	2,518
U.S. SOFR Index(4)	Annual	4%	Annual	LCH	9/2041	3,640,000	22,280	0	22,280
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/2046	1,870,000	3,788	0	3,788
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/2056	81,479,000	(2,379,274)	0	(2,379,274)
3%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/2027	109,000	(157)	0	(157)
TOTAL INTEREST RATE SWAPS							8,477,021	0	8,477,021

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
KZT	-	Kazakhstan Tenge
NGN	-	Nigerian Naira
RON	-	Romanian Leu
TRY	-	New Turkish Lira
USD	-	United States Dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $48,559,003.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $31,392,947.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $10,271,943.

(h)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $10,442,734.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Level 3 security.
(k)	Non-income producing - Security is in default.
(l)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $288,070 and $288,899, respectively.

(n)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $334,418,543 or 0.4% of net assets.

(o)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,338,066,588 or 11.1% of net assets.

(p)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(q)	Zero coupon bond which is issued at a discount.
(r)	Principal Only Strips represent the right to receive the monthly principal payments.
(s)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(t)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(u)	Non-income producing.
(v)	Security is perpetual in nature with no stated maturity date.
(w)	Security or a portion of the security is on loan at period end.
(x)	Affiliated fund.
(y)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(z)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Aa)	The rate quoted is the annualized seven-day yield of the fund at period end.
(Ab)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $0.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Floating Rate High Income Fund - Class Z	1,732,397,194	28,577,262	-	28,577,410	-	2,052,281	1,763,026,737	194,809,584
Fidelity Cash Central Fund	1,660,205,903	3,048,823,623	3,503,498,273	10,561,412	(38,477)	46,610	1,205,539,386	1,205,298,327
Fidelity Investments Money Market Government Portfolio - Institutional Class	1,388,206,390	4,867,833,971	5,097,473,345	11,467,740	-	-	1,158,567,016	1,158,567,016
Fidelity SAI Enhanced Core Bond Fund	2,571,550,748	201,902,281	-	26,902,437	-	(45,161,009)	2,728,292,020	277,830,145
Fidelity SAI High Income Fund	834,753,297	13,214,645	-	13,214,867	-	(10,476,689)	837,491,253	88,529,731
Fidelity SAI Inflation-Protected Bond Index Fund	720,128,168	60,003,417	-	9,634,527	-	(17,425,262)	762,706,323	76,270,632
Fidelity SAI Intermediate Treasury Bond Index Fund	1,497,979,115	13,484,019	-	13,484,062	-	(26,145,997)	1,485,317,137	154,720,535
Fidelity SAI International Credit Fund	2,284,569,494	70,458,832	-	20,458,831	-	(27,942,053)	2,327,086,273	219,743,746
Fidelity SAI Long-Term Treasury Bond Index Fund	2,661,428,404	28,722,279	-	28,722,418	-	(101,202,844)	2,588,947,839	407,708,321
Fidelity SAI Municipal Income Fund	213,236,628	1,874,706	-	1,874,715	-	(4,317,137)	210,794,197	21,686,646
Fidelity SAI Real Estate Income Fund	2,130,643,917	90,584,870	-	15,584,870	-	(6,770,239)	2,214,458,548	222,558,648
Fidelity SAI Short-Term Bond Fund	674,848,832	6,800,087	-	6,800,093	-	(3,491,397)	678,157,522	70,348,291
Fidelity SAI Short-Term Treasury Bond Index Fund	142,476,409	1,089,060	-	1,166,511	-	(856,632)	142,708,837	14,357,026
Fidelity SAI Total Bond Fund	19,607,171,266	217,490,647	-	217,491,733	-	(347,425,684)	19,477,236,229	2,188,453,509
Fidelity SAI U.S. Treasury Bond Index Fund	6,343,036,074	247,022,843	490,000,000	46,980,956	(67,113,991)	(14,615,894)	6,018,329,032	696,565,860
Fidelity Securities Lending Cash Central Fund	5,845,875	317,752,510	300,134,085	28,570	-	-	23,464,300	23,461,954
Fidelity Sustainability Bond Index Fund	25,468,557	255,746	-	255,765	-	(439,509)	25,284,794	2,766,389
Fidelity U.S. Bond Index Fund	1,240,640,175	9,859,153	300,000,000	9,859,037	164,569	(16,370,068)	934,293,829	90,884,614
	45,734,586,446	9,225,749,951	9,691,105,703	463,065,954	(66,987,899)	(620,541,523)	44,581,701,272

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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